UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Total Bond Fund -

Class A, Class M (formerly Class T), Class C, Class I and Class Z

Annual Report

August 31, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Total Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(2.30)%	1.84%	4.39%
Class M (incl. 4.00% sales charge)	(2.31)%	1.82%	4.37%
Class C (incl. contingent deferred sales charge)	0.00%	1.90%	4.05%
Class I	2.02%	2.95%	5.09%
Class Z	2.16%	3.02%	5.13%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,361	Fidelity Advisor® Total Bond Fund - Class A
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager Ford O'Neil:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 1% to 2%, outpacing, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, an emphasis on bonds in credit-sensitive spread sectors provided the biggest boost, as they outpaced U.S. government bonds and agency mortgage-backed securities – more-conservative investments in which the fund was underweighted. Specifically, larger-than-benchmark exposure to high-yield bonds and, to a lesser extent, leveraged loans added value. The fund enjoyed good results from investing in sovereign-debt holdings from Mexico and Brazil. Holding 10- and 30-year TIPS (Treasury Inflation-Protected Securities) and certain taxable municipal bonds also contributed, as did a small overweighting in commercial mortgage-backed securities. A significant overweighting in investment-grade credit further helped, led by selections among financials. Conversely, detractors included underweightings in certain industrial segments, namely technology and basic industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Celso Munoz assumed Co-Manager responsibilities for the fund, joining Co-Managers Matthew Conti, Jeff Moore and Michael Foggin, and Lead Manager Ford O’Neil.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	54.2%
AAA	0.8%
AA	1.1%
A	5.3%
BBB	20.0%
BB and Below	15.0%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	2.0%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	49.3%
AAA	1.4%
AA	1.3%
A	5.4%
BBB	21.7%
BB and Below	17.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	32.5%
U.S. Government and U.S. Government Agency Obligations	54.2%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Bonds	1.4%
Other Investments	6.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 10.3%

 ** Futures and Swaps - 0.5%

As of February 28, 2017*,**
Corporate Bonds	35.5%
U.S. Government and U.S. Government Agency Obligations	49.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	1.6%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.4%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.5%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,189,638
Metalsa SA de CV 4.9% 4/24/23 (b)		4,955,000	4,992,163
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,100,000	2,437,446
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,010,000	3,085,250
Tenneco, Inc. 5% 7/15/26		2,271,000	2,293,710
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	553,797
			16,552,004
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,366,402
5.2% 4/1/45		3,030,000	2,997,741
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,807,663
3.2% 7/13/20		20,200,000	20,626,856
3.25% 5/15/18		4,810,000	4,857,956
3.5% 7/10/19		10,761,000	11,024,740
4% 1/15/25		18,085,000	18,319,883
4.2% 3/1/21		26,269,000	27,660,321
4.25% 5/15/23		5,420,000	5,649,677
4.375% 9/25/21		47,963,000	50,858,547
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	2,600,000	3,110,355
2.7%(Reg. S) (c)(d)	EUR	3,200,000	3,761,822
			186,041,963
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,221,882
4.25% 6/15/23		8,466,000	9,174,522
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	5,018,813
			15,415,217
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		5,035,000	5,097,938
5% 10/15/25 (b)		3,080,000	3,160,850
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,570,355
5.125% 1/15/24		2,520,000	2,677,500
Carlson Travel, Inc. 9.5% 12/15/24 (b)		3,895,000	3,807,363
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,133,000
FelCor Lodging LP 5.625% 3/1/23		135,000	140,063
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,437,102
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,514,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,695,842
4.875% 4/1/27		1,530,000	1,621,800
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		1,580,000	1,621,475
5% 6/1/24 (b)		4,515,000	4,719,530
5.25% 6/1/26 (b)		1,790,000	1,886,213
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,726,454
3.7% 1/30/26		9,591,000	10,096,450
MCE Finance Ltd. 4.875% 6/6/25 (b)		3,410,000	3,423,582
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26		13,345,000	13,578,538
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	556,200
Scientific Games Corp.:
6.625% 5/15/21		6,270,000	6,489,450
7% 1/1/22 (b)		1,700,000	1,814,750
Silversea Cruises 7.25% 2/1/25 (b)		1,395,000	1,503,113
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,695,525
7.25% 11/30/21 (b)		4,925,000	5,287,731
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,023,831	1,223,873
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,777,300
Wynn Macau Ltd. 5.25% 10/15/21 (b)		33,480,000	34,199,820
Yum! Brands, Inc. 5.35% 11/1/43		1,720,000	1,612,483
			136,068,850
Household Durables - 0.2%
CalAtlantic Group, Inc.:
5% 6/15/27		3,810,000	3,819,525
5.25% 6/1/26		4,285,000	4,413,550
5.875% 11/15/24		1,775,000	1,925,875
Lennar Corp. 4.125% 1/15/22		2,950,000	3,038,500
M/I Homes, Inc.:
5.625% 8/1/25 (b)		1,060,000	1,075,900
6.75% 1/15/21		4,265,000	4,456,925
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,703,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (b)(d)(e)		3,930,000	4,003,688
5.125% 7/15/23 (b)		5,170,000	5,388,122
5.75% 10/15/20		2,935,000	2,989,708
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	1,900,000	2,306,391
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,584,700
Toll Brothers Finance Corp. 4.875% 3/15/27		1,348,000	1,385,070
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,800,000	2,835,000
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,227,188
7% 8/15/22		4,250,000	4,409,375
			50,563,267
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,734,250
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	6,340,849
6.375% 5/15/25		8,115,000	8,721,109
			18,796,208
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	6,055,783
7.75% 12/1/45		3,932,000	5,978,630
Altice SA 7.75% 5/15/22 (b)		38,580,000	40,943,025
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,681,600
5.5% 5/15/26 (b)		5,035,000	5,327,659
AMC Networks, Inc.:
4.75% 12/15/22		1,675,000	1,727,344
4.75% 8/1/25		3,780,000	3,794,175
Cablevision SA 6.5% 6/15/21 (b)		430,000	459,317
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,173,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)		3,845,000	3,909,904
5.125% 2/15/23		1,130,000	1,168,138
5.125% 5/1/23 (b)		11,215,000	11,732,348
5.125% 5/1/27 (b)		9,395,000	9,676,850
5.5% 5/1/26 (b)		9,005,000	9,398,969
5.75% 2/15/26 (b)		3,370,000	3,562,730
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,609,130
4.908% 7/23/25		20,419,000	21,874,901
5.375% 5/1/47 (b)		27,358,000	27,927,908
6.484% 10/23/45		8,199,000	9,429,731
Clear Channel International BV 8.75% 12/15/20 (b)		530,000	553,850
Columbus International, Inc. 7.375% 3/30/21 (b)		10,093,000	10,797,491
Comcast Corp. 6.45% 3/15/37		2,196,000	2,898,568
CSC Holdings LLC 6.75% 11/15/21		8,225,000	9,091,093
CSC Holdings, Inc. 5.5% 4/15/27 (b)		4,045,000	4,221,969
E.W. Scripps Co. 5.125% 5/15/25 (b)		520,000	526,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,878,968
4.875% 4/11/22 (b)		565,000	589,126
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	531,255
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,686,443
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,937,650
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		9,210,000	9,210,000
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,634,530
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,620,386
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,708,372	4,643,632
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	6,196,575
5% 8/1/27 (b)		5,730,000	5,887,575
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,382,190
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,127,845
4.5% 9/15/42		54,497,000	50,321,608
5.5% 9/1/41		12,973,000	13,288,656
5.875% 11/15/40		16,544,000	17,745,985
6.55% 5/1/37		38,302,000	44,275,774
6.75% 7/1/18		13,763,000	14,296,316
7.3% 7/1/38		38,728,000	47,742,661
8.25% 4/1/19		24,391,000	26,646,013
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,476,994
6.2% 3/15/40		11,792,000	13,913,865
TV Azteca SA de CV 7.625% 9/18/20 (Reg S.)		3,260,000	3,361,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,080,600
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,609,375
5.5% 8/15/26 (b)		4,335,000	4,584,263
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,847,500
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,212,375
6% 1/15/27 (b)		5,605,000	5,752,131
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,681,875
			559,684,954
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,860,000	4,809,213
5.875% 7/1/23 (b)		980,000	983,675
7.4% 4/1/37		12,160,000	9,241,600
			15,034,488
Specialty Retail - 0.0%
L Brands, Inc. 6.75% 7/1/36		1,555,000	1,472,818
PetSmart, Inc.:
5.875% 6/1/25 (b)		3,670,000	3,275,475
8.875% 6/1/25 (b)		1,000,000	832,500
			5,580,793

TOTAL CONSUMER DISCRETIONARY			1,003,737,744

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,340,365
3.3% 2/1/23		41,589,000	43,142,597
4.7% 2/1/36		42,171,000	46,751,361
4.9% 2/1/46		45,032,000	51,311,422
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,693,193
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,863,912
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	476,316
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,452,083
4.25% 5/1/23		5,205,000	5,612,264
6% 5/1/22		21,795,000	25,077,810
Cott Holdings, Inc. 5.5% 4/1/25 (b)		2,025,000	2,116,125
			231,837,448
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		4,430,000	3,992,538
6.625% 6/15/24		2,215,000	2,114,218
Albertsons, Inc.:
6.625% 6/1/28		705,000	585,150
7.45% 8/1/29		645,000	562,956
7.75% 6/15/26		765,000	699,975
8% 5/1/31		4,040,000	3,524,900
8.7% 5/1/30		560,000	513,800
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,335,000	3,272,469
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,528,582
3.5% 7/20/22		8,944,000	9,352,665
4% 12/5/23		8,525,000	9,124,845
ESAL GmbH 6.25% 2/5/23 (b)		6,210,000	6,039,225
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		895,000	912,900
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,504,575
7.75% 1/31/23 (Reg. S)		2,144,000	2,240,480
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,587,979
6.15% 11/15/37 (b)		7,300,000	7,656,751
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	3,776,038
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,615,943
3.3% 11/18/21		10,050,000	10,410,479
			92,016,468
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,950,021
3.45% 6/1/23		3,115,000	3,029,338
4.5% 12/1/26 (b)		1,380,000	1,436,144
5.15% 3/15/34		280,000	263,900
Gruma S.A.B. de CV:
4.875% 12/1/24 (b)		625,000	677,344
4.875% 12/1/24 (Reg. S)		800,000	867,000
JBS Investments GmbH:
7.25% 4/3/24 (b)		3,880,000	3,918,800
7.75% 10/28/20 (b)		1,005,000	1,030,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (b)		3,075,000	3,113,438
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,212,031
4.875% 11/1/26 (b)		1,555,000	1,613,546
MHP SA 8.25% 4/2/20 (b)		275,000	294,250
Post Holdings, Inc.:
5% 8/15/26 (b)		1,675,000	1,675,000
5.75% 3/1/27 (b)		2,690,000	2,784,150
			24,865,087
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		630,000	661,500
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,798,359
4% 1/31/24		6,408,000	6,883,707
Bat Capital Corp. 2.125% 8/15/25	GBP	3,050,000	3,964,657
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,977,967
2.05% 7/20/18 (b)		8,743,000	8,746,663
2.95% 7/21/20 (b)		20,000,000	20,368,273
3.75% 7/21/22 (b)		20,300,000	21,162,591
4.25% 7/21/25 (b)		18,467,000	19,612,206
8.125% 3/15/24	GBP	1,850,000	3,267,764
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,386,108
3.25% 6/12/20		3,274,000	3,373,442
4% 6/12/22		11,386,000	12,077,113
4.45% 6/12/25		14,753,000	15,944,246
5.7% 8/15/35		4,237,000	4,961,320
5.85% 8/15/45		35,690,000	43,135,368
6.15% 9/15/43		4,511,000	5,594,325
7.25% 6/15/37		5,056,000	6,948,109
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	7,897,625
			221,099,843

TOTAL CONSUMER STAPLES			570,480,346

ENERGY - 6.5%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,429,278
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,186,200
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,910,000
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,439,229
6.5% 4/1/20		738,000	810,358
Ensco PLC:
4.5% 10/1/24		3,615,000	2,638,950
5.2% 3/15/25		16,510,000	12,299,950
5.75% 10/1/44		7,801,000	5,012,143
8% 1/31/24		3,943,000	3,548,700
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	1,977,600
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,137,775
6% 10/1/22		995,000	962,663
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,723,300
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.7456% 6/15/20 (b)(d)(e)		1,625,000	1,649,375
6.25% 5/1/22		1,780,000	1,539,700
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,114,021
4.85% 11/15/35		8,550,000	9,269,756
Nabors Industries, Inc. 5.5% 1/15/23		2,412,000	2,262,146
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	2,977,783
5.25% 3/15/42		1,890,000	1,067,850
5.75% 3/16/18		1,187,000	1,195,665
7.7% 4/1/25 (d)		10,335,000	7,699,575
7.75% 1/15/24		5,390,000	4,163,667
8.7% 4/1/45 (d)		7,307,000	5,223,774
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,125,525
6.5% 12/15/21		1,240,000	1,202,800
SESI LLC 7.75% 9/15/24 (b)		1,220,000	1,232,200
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,856,746
Summit Midstream Holdings LLC 5.75% 4/15/25		1,650,000	1,654,125
			117,310,854
Oil, Gas & Consumable Fuels - 6.1%
Afren PLC:
6.625% 12/9/20 (b)(f)(g)		770,910	154
10.25% 4/8/19 (Reg. S) (f)(g)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,165,181
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,153,839
5.55% 3/15/26		13,807,000	15,412,180
6.45% 9/15/36		4,370,000	5,106,981
6.6% 3/15/46		22,460,000	27,171,034
Antero Resources Corp.:
5% 3/1/25		4,530,000	4,439,400
5.125% 12/1/22		8,335,000	8,355,838
5.625% 6/1/23 (Reg. S)		4,310,000	4,385,425
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,739,313
California Resources Corp. 8% 12/15/22 (b)		5,050,000	2,783,813
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,046,343
3.9% 2/1/25		24,997,000	25,636,005
5.85% 2/1/35		10,897,000	12,163,046
Cenovus Energy, Inc.:
4.25% 4/15/27 (b)		31,079,000	29,999,975
5.7% 10/15/19		5,453,000	5,731,648
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,595,000	3,720,825
5.875% 3/31/25		5,295,000	5,692,125
7% 6/30/24		4,155,000	4,726,313
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,305,475
5.75% 3/15/23		3,405,000	3,009,169
6.125% 2/15/21		3,895,000	3,709,988
8% 12/15/22 (b)		7,770,000	8,032,238
8% 1/15/25 (b)		4,665,000	4,495,894
8% 6/15/27 (b)		3,700,000	3,515,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,160,069
3.3% 6/1/20		15,490,000	15,934,220
4.5% 6/1/25		4,707,000	5,055,439
Concho Resources, Inc. 4.375% 1/15/25		7,200,000	7,488,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (b)(d)(e)		12,775,000	12,775,056
6.875% 6/15/25 (b)		4,700,000	4,888,000
Continental Resources, Inc.:
3.8% 6/1/24		4,150,000	3,859,500
4.5% 4/15/23		8,290,000	8,165,650
4.9% 6/1/44		1,255,000	1,061,228
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,920,000	3,934,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,745,000	5,816,813
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,616,325
5.85% 5/21/43 (b)(d)		6,758,000	6,268,045
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,386,785
Denbury Resources, Inc. 9% 5/15/21 (b)		4,000,000	3,580,000
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		550,000	605,374
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,462,403
EDC Finance Ltd. 4.875% 4/17/20 (b)		695,000	710,721
El Paso Corp. 6.5% 9/15/20		16,140,000	17,992,806
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,505,919
Enable Midstream Partners LP:
2.4% 5/15/19 (d)		4,028,000	4,010,164
3.9% 5/15/24 (d)		4,249,000	4,256,087
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	14,068,984
4.375% 10/15/20		11,319,000	11,915,479
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	8,141,495
5.5% 12/1/46		8,922,000	10,233,636
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,456,175
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,995,934
3.75% 2/15/25		9,982,000	10,404,481
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,990,000	2,922,725
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		2,770,000	2,783,850
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,875,000	1,980,469
Gibson Energy, Inc. 6.75% 7/15/21 (b)		639,000	661,365
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,203,738
7% 6/15/23		9,970,000	9,994,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,855,000	3,642,975
5.75% 10/1/25 (b)		2,135,000	2,060,275
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,405,000	1,418,165
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,645,106
5.5% 3/1/44		42,953,000	44,935,482
6.55% 9/15/40		1,889,000	2,196,656
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,379,054
5.05% 2/15/46		4,854,000	4,834,589
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,300,000	1,342,250
7.875% 8/1/21 (b)		1,045,000	1,078,963
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,041,265
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,323,193
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,316,700
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		2,685,000	2,389,650
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		505,000	518,888
4.875% 8/15/27 (b)		505,000	520,150
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		3,555,000	3,561,968
8% 7/25/22 (b)		3,890,000	3,966,509
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (d)		1,204,000	1,342,460
10% 11/2/21 pay-in-kind (b)(d)		840,000	936,600
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,089,498
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		1,420,000	1,420,000
5.375% 1/15/25 (b)		3,335,000	3,351,675
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		1,310,000	1,313,275
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,365,000	4,474,562
Pemex Project Funding Master Trust 6.625% 6/15/35		5,140,000	5,602,600
Petro-Canada 6.05% 5/15/18		3,850,000	3,967,689
Petrobras Energia SA 7.375% 7/21/23 (b)		560,000	605,360
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,673,984
4.75% 1/14/25	EUR	450,000	561,965
5.625% 5/20/43		18,504,000	16,228,008
6.125% 1/17/22		9,120,000	9,667,200
6.25% 3/17/24		21,380,000	22,659,593
7.25% 3/17/44		45,050,000	46,401,500
7.375% 1/17/27		41,110,000	45,436,416
8.375% 5/23/21		58,745,000	66,704,948
8.75% 5/23/26		53,840,000	64,446,480
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	46,285,621
5.75% 1/20/20		1,650,000	1,734,975
5.875% 3/7/22	EUR	200,000	268,150
6.875% 1/20/40		1,220,000	1,218,414
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	294,938
5.5% 4/12/37		1,520,000	457,900
6% 5/16/24 (b)		1,845,000	553,500
6% 11/15/26 (b)		2,385,000	715,500
8.5% 10/27/20 (b)		1,115,000	824,989
9.75% 5/17/35 (b)		6,375,000	2,263,125
12.75% 2/17/22 (b)		270,000	122,040
Petroleos Mexicanos:
3.5% 7/23/20		13,960,000	14,329,940
3.5% 1/30/23		11,169,000	11,071,271
3.75% 2/21/24 (Reg. S)	EUR	4,200,000	5,233,685
4.5% 1/23/26		46,043,000	46,491,919
4.625% 9/21/23		80,440,000	83,738,040
4.875% 1/24/22		12,482,000	13,118,582
4.875% 1/18/24		13,872,000	14,447,688
5.125% 3/15/23 (Reg. S)	EUR	1,900,000	2,562,908
5.5% 1/21/21		12,189,000	13,066,608
5.5% 6/27/44		10,807,000	10,169,387
5.625% 1/23/46		35,710,000	33,576,328
6% 3/5/20		6,145,000	6,627,383
6.375% 2/4/21		785,000	866,248
6.375% 1/23/45		29,907,000	30,834,117
6.5% 3/13/27 (b)		33,960,000	38,035,200
6.5% 3/13/27 (b)		57,927,000	64,878,240
6.5% 6/2/41		27,982,000	29,562,983
6.625% (b)(c)		2,985,000	3,028,283
6.75% 9/21/47 (b)		24,580,000	26,425,958
6.75% 9/21/47		25,666,000	27,593,517
6.875% 8/4/26		41,650,000	47,889,170
8% 5/3/19		8,600,000	9,417,000
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,569,886
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,321,172
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,277,238
PT Pertamina Persero 6.5% 5/27/41 (b)		1,010,000	1,190,742
Range Resources Corp.:
4.875% 5/15/25		2,960,000	2,834,200
5% 8/15/22 (b)		1,725,000	1,694,813
5% 3/15/23 (b)		5,270,000	5,204,125
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,234,000
7.25% 5/1/23		8,289,000	8,858,869
Sabine Pass Liquefaction LLC 5.75% 5/15/24		1,440,000	1,601,475
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	3,234,870
Southwestern Energy Co.:
5.8% 1/23/20 (d)		38,142,000	39,286,260
6.7% 1/23/25 (d)		35,947,000	35,048,325
Spectra Energy Partners LP 2.95% 9/25/18		1,960,000	1,979,847
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,487,339
6.375% 4/1/23		6,650,000	7,007,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,243,275
5.25% 5/1/23		685,000	700,413
6.75% 3/15/24		4,420,000	4,784,650
Teekay Corp. 8.5% 1/15/20		585,000	590,850
Teine Energy Ltd. 6.875% 9/30/22 (b)		2,265,000	2,265,000
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,702,025
4.55% 6/24/24		38,986,000	39,863,185
5.75% 6/24/44		19,187,000	19,906,513
Transportadora de Gas del Sur SA 9.625% 5/14/20(b)		3,668,817	3,951,793
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,070,710
5.375% 6/1/21		24,990,000	26,992,595
Whiting Petroleum Corp.:
5% 3/15/19		2,595,000	2,569,050
5.75% 3/15/21		1,350,000	1,269,000
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,153,122
3.9% 1/15/25		26,667,000	27,401,859
4% 11/15/21		6,716,000	7,048,211
4% 9/15/25		3,000,000	3,100,860
4.125% 11/15/20		2,399,000	2,517,010
4.3% 3/4/24		40,932,000	43,390,479
4.5% 11/15/23		7,325,000	7,848,350
WPX Energy, Inc.:
5.25% 9/15/24		7,085,000	6,943,300
6% 1/15/22		2,480,000	2,557,500
7.5% 8/1/20		4,492,000	4,851,360
YPF SA:
8.5% 3/23/21 (b)		4,950,000	5,623,200
8.5% 3/23/21 (Reg. S)		1,500,000	1,704,000
8.75% 4/4/24 (b)		5,290,000	6,121,165
8.875% 12/19/18 (Reg. S)		2,150,000	2,311,250
			1,879,864,749

TOTAL ENERGY			1,997,175,603

FINANCIALS - 11.1%
Banks - 4.9%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		5,400,000	5,606,204
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,158,652
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		695,000	735,892
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,450,000	4,399,680
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	746,925
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,675,000	1,758,750
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	466,210
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,915,430
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,645,000	1,714,962
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,393,000	1,420,331
5.75% 9/26/23 (b)		10,130,000	10,975,349
6.369% 6/16/18 (b)		1,125,000	1,158,896
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (d)	EUR	4,350,000	5,306,158
2% 1/11/18		50,000,000	50,071,653
2.25% 4/21/20		66,694,000	67,009,835
2.6% 1/15/19		8,068,000	8,148,196
3.3% 1/11/23		901,000	926,702
3.5% 4/19/26		20,559,000	20,938,038
3.705% 4/24/28 (d)		32,549,000	33,299,731
3.875% 8/1/25		22,129,000	23,264,291
3.95% 4/21/25		17,156,000	17,716,614
4.1% 7/24/23		11,481,000	12,276,987
4.2% 8/26/24		40,532,000	42,685,909
4.25% 10/22/26		14,724,000	15,445,373
5.65% 5/1/18		8,780,000	9,000,368
5.75% 12/1/17		21,955,000	22,169,553
5.875% 1/5/21		6,530,000	7,286,038
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	889,163
Barclays Bank PLC 6.75% 1/16/23 (d)	GBP	1,250,000	1,647,878
Barclays PLC:
2.75% 11/8/19		12,249,000	12,396,515
3.25% 1/12/21		21,116,000	21,579,792
4.375% 1/12/26		25,086,000	26,376,524
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,064,700
7.25% 4/22/20 (Reg. S)		3,300,000	3,603,600
Biz Finance PLC 9.75% 1/22/25 (b)		300,000	316,656
BTA Bank JSC 5.5% 12/21/22 (b)		915,000	894,705
CBOM Finance PLC 7.5% 10/5/27 (b)(d)		1,260,000	1,184,712
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,308,382
1.85% 11/24/17		33,365,000	33,385,709
2.4% 2/18/20		60,588,000	61,136,617
2.65% 10/26/20		20,000,000	20,281,976
4.05% 7/30/22		5,303,000	5,587,623
4.4% 6/10/25		40,790,000	43,135,042
4.45% 9/29/27		10,000,000	10,572,966
5.125% 12/12/18	GBP	1,875,000	2,550,034
5.5% 9/13/25		20,027,000	22,652,694
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,621,119
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,839,639
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,727,850
3.75% 3/26/25		19,450,000	19,935,627
3.8% 9/15/22		30,700,000	32,093,704
3.8% 6/9/23		36,648,000	38,212,719
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,300,000	1,706,731
Discover Bank:
4.2% 8/8/23		17,852,000	19,072,579
7% 4/15/20		2,030,000	2,249,241
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		280,000	290,822
Fidelity Bank PLC 6.875% 5/9/18 (b)		340,000	329,868
Fifth Third Bancorp:
4.5% 6/1/18		798,000	814,399
8.25% 3/1/38		4,667,000	7,165,058
GTB Finance BV 6% 11/8/18 (b)		1,155,000	1,171,528
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,268,616
HSBC Bank PLC 5% 3/20/23 (d)	GBP	967,000	1,275,536
HSBC Holdings PLC:
4.25% 3/14/24		6,192,000	6,518,484
6.375% 10/18/22 (d)	GBP	8,550,000	11,117,277
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,127,893
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,270,242
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	30,010,585
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,719,300
5.5% 8/6/22 (b)		1,155,000	1,217,370
6.2% 12/21/21 (Reg. S)		980,000	1,062,075
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,585,708
2.2% 10/22/19		7,268,000	7,337,018
2.25% 1/23/20		40,000,000	40,330,974
2.35% 1/28/19		6,857,000	6,923,736
2.95% 10/1/26		18,480,000	18,196,780
3.25% 9/23/22		18,423,000	19,074,973
3.875% 9/10/24		35,791,000	37,471,260
4.125% 12/15/26		32,416,000	34,147,600
4.25% 10/15/20		6,995,000	7,451,024
4.35% 8/15/21		20,267,000	21,840,835
4.5% 1/24/22		22,046,000	23,965,362
4.625% 5/10/21		6,879,000	7,459,518
4.95% 3/25/20		22,079,000	23,706,565
JSC BGEO Group 6% 7/26/23 (b)		2,110,000	2,168,025
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		1,975,000	2,028,286
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	200,000	256,732
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,534,944
Regions Bank 6.45% 6/26/37		24,618,000	30,883,910
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,234,189
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	54,009,137
5.125% 5/28/24		64,006,000	67,515,190
6% 12/19/23		25,897,000	28,697,695
6.1% 6/10/23		31,961,000	35,319,727
6.125% 12/15/22		42,557,000	46,866,035
SB Capital SA 5.5% 2/26/24 (b)(d)		1,360,000	1,391,729
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,745,000	1,886,886
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		1,020,000	1,031,075
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,000,000	1,968,000
4.75% 6/4/19 (b)		980,000	990,225
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	426,027
5.5% 4/21/22 (b)		1,425,000	1,457,456
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (d)		2,925,000	2,992,199
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		2,300,000	2,311,403
UniCredit SpA 6.375% 5/2/23 (Reg. S) (d)		1,350,000	1,382,956
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,970,000	5,029,342
7.375% 5/30/22 (b)		2,865,000	2,925,165
			1,507,783,963
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	21,488,726
4.25% 2/15/24		14,661,000	15,574,458
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		3,790,000	3,088,850
Compass Group International BV 0.625% 7/3/24 (Reg. S)	EUR	3,200,000	3,788,953
Credit Suisse AG 6% 2/15/18		18,058,000	18,390,618
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (d)	EUR	5,950,000	7,968,575
Deutsche Bank AG 4.5% 4/1/25		80,571,000	81,354,413
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,803,280
2.85% 5/10/19		47,570,000	48,104,937
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,495,640
1.748% 9/15/17		42,024,000	42,027,882
2% 7/27/23 (Reg. S)	EUR	5,550,000	7,025,577
2.55% 10/23/19		33,080,000	33,473,755
2.625% 1/31/19		50,400,000	50,920,568
2.9% 7/19/18		17,494,000	17,666,514
3.691% 6/5/28 (d)		200,926,000	204,401,395
3.75% 5/22/25		20,000,000	20,631,888
5.25% 7/27/21		17,105,000	18,843,117
5.95% 1/18/18		4,975,000	5,052,772
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,634,344
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,780,344
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,646,272
Moody's Corp.:
3.25% 1/15/28 (b)		11,520,000	11,613,234
4.875% 2/15/24		10,818,000	12,065,424
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,849,908
2.125% 4/25/18		12,586,000	12,622,281
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,846,223
2.8% 6/16/20		30,000,000	30,544,358
3.125% 7/27/26		108,849,000	107,434,542
3.7% 10/23/24		37,479,000	39,041,580
4.875% 11/1/22		26,240,000	28,577,182
5% 11/24/25		3,189,000	3,510,037
5.5% 1/26/20		88,000,000	94,995,896
5.625% 9/23/19		12,714,000	13,626,611
5.75% 1/25/21		19,879,000	22,085,772
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,300,438
5.25% 11/15/24 (b)		4,420,000	4,707,300
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	12,028,153
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	20,028,598
			1,083,040,415
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,684,898
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,628,257
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,516,275
Discover Financial Services:
3.85% 11/21/22		34,849,000	36,239,176
3.95% 11/6/24		14,738,000	15,231,072
5.2% 4/27/22		12,545,000	13,738,332
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,753,280
2.24% 6/15/18		19,162,000	19,235,723
2.597% 11/4/19		52,209,000	52,692,209
2.875% 10/1/18		13,000,000	13,129,995
Hyundai Capital America:
2.125% 10/2/17 (b)		18,524,000	18,529,055
2.875% 8/9/18 (b)		5,276,000	5,319,910
SLM Corp.:
5.5% 1/15/19		725,000	750,593
5.5% 1/25/23		2,640,000	2,666,400
Synchrony Financial:
3% 8/15/19		4,907,000	4,978,115
3.75% 8/15/21		7,409,000	7,658,000
4.25% 8/15/24		7,458,000	7,808,971
			236,560,261
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	931,400
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	2,100,000	2,791,783
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,481,570
3.85% 2/1/25		14,325,000	14,349,404
3.875% 8/15/22		21,027,000	21,741,109
4.125% 6/15/26		8,647,000	8,773,449
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,820,000	3,066,750
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,221,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,695,700
5.875% 2/1/22		25,766,000	26,499,043
6% 8/1/20		2,810,000	2,894,300
6.25% 2/1/22		1,105,000	1,139,531
6.75% 2/1/24		2,000,000	2,105,600
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.34% 12/21/65 (b)(d)(e)		11,760,000	11,172,000
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.59% 12/21/65 (b)(d)(e)		6,710,000	6,366,113
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,550,000	3,767,438
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		1,375,000	1,417,969
Pontis IV Ltd. 5.125% 3/31/27 (b)		580,000	582,900
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,395,000	1,465,164
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	2,056,600
Sistema International Funding SA 6.95% 5/17/19 (b)		945,000	909,260
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,139,963
Sparc Em Spc 0% 12/5/22 (b)		205,000	185,628
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (b)		1,815,000	1,855,838
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	587,830
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,769,031
			174,966,718
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,568,803
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,509,579
3.3% 3/1/21		9,614,000	9,950,041
3.875% 1/15/35		19,041,000	18,727,021
4.875% 6/1/22		18,193,000	20,111,087
Aon Corp. 5% 9/30/20		3,854,000	4,174,229
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		3,050,000	3,221,898
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (d)	EUR	2,450,000	3,366,780
AXA SA 3.941%(Reg. S) (c)(d)	EUR	1,270,000	1,668,904
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		2,250,000	2,433,224
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (b)(d)(e)		1,859,000	1,831,115
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	16,517,376
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,808,599
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,746,395
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	31,914,682
MetLife, Inc.:
1.903% 12/15/17 (d)		2,987,000	2,990,717
3.048% 12/15/22 (d)		12,433,000	12,854,237
4.75% 2/8/21		4,032,000	4,392,897
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	8,109,649
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	11,617,370
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	37,879,175
6% 2/10/20 (b)		15,416,000	16,738,450
Pricoa Global Funding I 5.375% 5/15/45 (d)		17,492,000	18,760,170
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,633,108
6.2% 11/15/40		4,318,000	5,671,825
7.375% 6/15/19		3,230,000	3,541,607
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,529,776
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,242,454
4.125% 11/1/24 (b)		6,048,000	6,434,440
Unum Group:
3.875% 11/5/25		21,587,000	22,432,704
4% 3/15/24		20,000,000	21,124,776
5.625% 9/15/20		8,386,000	9,195,242
5.75% 8/15/42		25,545,000	30,841,229
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,370,000	2,414,438
			385,953,997
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21		4,120,000	4,269,350
Thrifts & Mortgage Finance - 0.0%
Leeds Building Society 0.5% 7/3/24 (Reg. S)	EUR	4,800,000	5,692,509
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,105,000
			6,797,509

TOTAL FINANCIALS			3,399,372,213

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	25,215,951
4.5% 5/14/35		23,238,000	24,858,427
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,815,000	3,817,861
			53,892,239
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	4,010,977
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		2,395,000	2,233,338
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		1,415,000	1,386,700
Teleflex, Inc. 4.875% 6/1/26		6,975,000	7,184,250
			14,815,265
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,041,051
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,740,288
6.875% 2/1/22		14,070,000	11,660,513
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,049,635
4.25% 10/15/19		7,590,000	7,827,188
4.5% 2/15/27		5,270,000	5,342,463
4.75% 5/1/23		595,000	627,606
5% 3/15/24		6,375,000	6,773,438
5.25% 6/15/26		11,470,000	12,344,588
5.875% 3/15/22		715,000	792,149
5.875% 2/15/26		7,310,000	7,885,663
6.5% 2/15/20		30,303,000	32,999,361
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,851,763
Kindred Healthcare, Inc. 8% 1/15/20		1,145,000	1,136,413
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,898,554
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,350
5.5% 2/1/21		1,555,000	1,617,200
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,887,156
4.625% 7/15/24 (b)		6,810,000	6,808,638
6.75% 6/15/23		6,140,000	6,091,494
7.5% 1/1/22 (b)		775,000	835,063
THC Escrow Corp. III:
5.125% 5/1/25 (b)		6,125,000	6,162,975
7% 8/1/25 (b)		3,670,000	3,595,462
Wellcare Health Plans, Inc. 5.25% 4/1/25		1,675,000	1,754,563
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,671,587
			163,912,161
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,843,963
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,973,280
4.15% 2/1/24		3,010,000	3,248,005
			5,221,285
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,060,531
3.45% 3/15/22		48,347,000	50,230,284
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	2,025,026
2.5% 6/7/19		16,423,000	16,476,508
3.15% 6/15/21		21,235,000	21,536,960
3.95% 6/15/26		11,126,000	11,334,591
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,597,392
3.9% 12/15/24		5,449,000	5,618,253
Teva Pharmaceutical Finance IV BV 2.875% 4/15/19	EUR	1,050,000	1,293,622
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	1,500,000	1,720,301
2.2% 7/21/21		15,311,000	14,570,916
2.8% 7/21/23		10,972,000	10,340,219
3.15% 10/1/26		12,782,000	11,696,405
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		4,690,000	4,631,375
5.625% 12/1/21 (b)		8,980,000	8,239,150
5.875% 5/15/23 (b)		9,480,000	8,081,700
6.125% 4/15/25 (b)		9,290,000	7,838,438
6.5% 3/15/22 (b)		2,500,000	2,621,875
VPI Escrow Corp. 6.375% 10/15/20 (b)		1,865,000	1,846,910
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,005,941
3.25% 2/1/23		4,892,000	5,061,033
3.45% 11/13/20		5,179,000	5,383,703
			208,211,133

TOTAL HEALTH CARE			448,896,046

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,634,201
6.375% 6/1/19 (b)		8,071,000	8,673,950
DAE Funding LLC:
4% 8/1/20 (b)		1,425,000	1,439,250
4.5% 8/1/22 (b)		1,970,000	2,009,400
5% 8/1/24 (b)		4,820,000	4,928,450
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,634,774
6% 7/15/22		420,000	434,700
6.375% 6/15/26		2,060,000	2,119,225
6.5% 5/15/25		4,460,000	4,593,800
			37,467,750
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		3,045,000	3,259,673
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		1,470,000	1,681,827
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,740,713
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,122,088
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,695,375
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (b)		184,258	193,852
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		152,523	167,394
6.648% 9/15/17		130,533	130,533
6.9% 1/2/18		40,005	40,405
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	920,731
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,717,463
Series 2013-1 Class B, 5.375% 11/15/21		281,261	298,137
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		234,608	239,300
8.36% 1/20/19		209,681	209,681
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		514,957	551,004
United Continental Holdings, Inc. 6% 12/1/20		605,000	654,913
			19,363,416
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (b)		4,295,000	4,402,375
5.125% 2/15/21 (b)		4,870,000	5,040,450
5.375% 11/15/24 (b)		3,095,000	3,234,275
6% 10/15/25 (b)		3,630,000	3,902,250
HD Supply, Inc. 5.75% 4/15/24 (b)		2,440,000	2,616,900
			19,196,250
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,116,400
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,783,434
7.625% 9/1/23 (b)		3,860,000	3,908,250
7.875% 12/1/22		1,150,000	1,247,750
8.75% 12/1/20		10,732,000	11,053,960
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,845,000	4,142,988
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		795,000	810,900
Cenveo Corp. 6% 8/1/19 (b)		325,000	267,313
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,591,000
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,490,000	2,306,363
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	5,350,000	6,429,227
			41,657,585
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	978,650
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	1,030,000
7.125% 6/26/42 (b)		1,425,000	577,125
			2,585,775
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,488,538
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	2,740,000	3,516,028
			8,004,566
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	489,375
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,587,500
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		10,660,000	8,821,150
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		1,520,000	1,235,000
			10,056,150
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,810,008
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,039
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	630,420
			6,155,467
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,281,123
2.625% 9/4/18		16,438,000	16,573,498
3.375% 6/1/21		10,493,000	10,824,213
3.75% 2/1/22		26,396,000	27,743,562
3.875% 4/1/21		14,814,000	15,512,301
4.25% 9/15/24		12,030,000	12,755,487
4.75% 3/1/20		11,796,000	12,530,579
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,527,742
4.375% 8/15/27 (b)		1,575,000	1,606,500
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,285,000
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	203,000	276,246
4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,628,988
			115,545,239
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,067,330
Brisa Concessao Rodoviaria SA 2.375% 5/10/27	EUR	900,000	1,112,973
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,485,006
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,502,991
			10,168,300

TOTAL INDUSTRIALS			276,537,046

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,955,000	4,128,625
8.625% 5/6/19 (Reg. S)		200,000	208,780
CommScope Technologies Finance LLC 5% 3/15/27 (b)		2,305,000	2,297,048
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,338,330
			9,972,783
Electronic Equipment & Components - 0.0%
Belden, Inc. 5.25% 7/15/24 (b)		865,000	890,950
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	813,516
4.42% 6/15/21 (b)		2,400,000	2,529,020
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,256,965
6.55% 10/1/17		1,383,000	1,387,744
			7,878,195
Internet Software & Services - 0.1%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)		5,095,000	5,859,250
VeriSign, Inc.:
4.75% 7/15/27 (b)		1,955,000	1,989,017
5.25% 4/1/25		2,730,000	2,921,100
			10,769,367
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	465,850
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,406,756
			1,872,606
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,801,363
5.25% 1/15/24 (b)		2,650,000	2,756,000
5.5% 2/1/25		1,675,000	1,769,135
5.625% 1/15/26 (b)		1,285,000	1,355,521
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		10,645,000	11,017,575
4.125% 6/1/21 (b)		9,955,000	10,412,930
4.625% 6/15/22 (b)		4,875,000	5,204,063
4.625% 6/1/23 (b)		2,480,000	2,651,244
Qorvo, Inc. 7% 12/1/25		5,885,000	6,664,763
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,304,813
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,715,000	2,857,538
			49,794,945
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27 (b)		1,820,000	1,847,300
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,810,000	4,333,875
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,968,085
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	12,007,950
Symantec Corp. 5% 4/15/25 (b)		4,470,000	4,680,984
			24,838,194
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (d)		4,836,000	5,135,114

TOTAL INFORMATION TECHNOLOGY			110,261,204

MATERIALS - 0.9%
Chemicals - 0.2%
Axalta Coating Systems 4.875% 8/15/24 (b)		1,287,000	1,315,958
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,645,800
5.75% 4/15/21 (b)		830,000	884,988
6.45% 2/3/24		680,000	763,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,730,000	3,907,175
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,573,875
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		3,820,000	3,820,000
5.25% 6/1/27 (b)		2,985,000	2,977,538
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,681,606
OCP SA 5.625% 4/25/24 (b)		390,000	421,532
Olin Corp. 5.125% 9/15/27		5,750,000	5,951,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		4,255,000	4,340,100
The Chemours Co. LLC 5.375% 5/15/27		855,000	891,338
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,632,606
4.25% 11/15/20		3,653,000	3,878,863
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,754,625
Valvoline, Inc. 4.375% 8/15/25 (b)		3,845,000	3,878,644
			60,319,198
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	257,756
6% 4/1/24 (b)		5,665,000	5,998,102
9.375% 10/12/22 (b)		985,000	1,037,205
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	314,011
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	2,063,794
5.7% 1/11/25 (b)		1,960,000	2,101,120
7.75% 4/16/26 (b)		4,100,000	4,709,875
Eagle Materials, Inc. 4.5% 8/1/26		4,180,000	4,357,650
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		870,000	887,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	663,702
			22,390,615
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,223,625
4.625% 5/15/23 (b)		6,305,000	6,478,388
6% 2/15/25 (b)		9,765,000	10,399,725
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	5,376,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,205,100
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	3,018,625
			32,702,213
Metals & Mining - 0.5%
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,473,500
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		7,018,000	7,693,833
6.75% 10/19/75 (b)(d)		17,432,000	20,221,120
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		1,585,000	1,660,288
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		4,720,000	4,615,688
Commercial Metals Co. 5.375% 7/15/27		5,020,000	5,233,350
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,255,138
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	8,382,035
4.5% 8/1/47 (b)		6,545,000	6,719,097
EVRAZ Group SA:
5.375% 3/20/23 (b)		2,495,000	2,563,613
6.5% 4/22/20 (b)		459,000	488,835
8.25% 1/28/21 (Reg. S)		2,635,000	2,960,502
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		38,000	38,570
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		200,000	212,250
10.375% 4/7/19 (b)		1,167,000	1,238,479
10.375% 4/7/19 (Reg. S)		275,000	291,844
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		2,220,000	2,281,050
7.25% 4/1/23 (b)		9,340,000	9,596,850
7.5% 4/1/25 (b)		3,325,000	3,403,969
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		1,360,000	1,404,200
5.125% 5/15/24 (b)		3,895,000	4,041,063
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,935,875
3.875% 3/15/23		3,080,000	3,049,200
4.55% 11/14/24		9,320,000	9,296,700
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		2,055,000	2,120,246
4.875% 10/7/20 (Reg. S)		200,000	206,350
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	901,000
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,349,219
7.875% 11/1/22 (b)		3,615,000	3,940,350
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		620,000	626,428
Metinvest BV 9.3725% 12/31/21 pay-in-kind (d)		7,819,600	7,710,126
Murray Energy Corp. 11.25% 4/15/21 (b)		1,725,000	1,000,500
Polyus Finance PLC 5.25% 2/7/23 (b)		840,000	871,500
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,564,048
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,262,771
5.25% 4/15/23		3,040,000	3,146,400
Stillwater Mining Co.:
6.125% 6/27/22 (b)		3,225,000	3,263,700
7.125% 6/27/25 (b)		1,200,000	1,228,200
Vale Overseas Ltd.:
4.375% 1/11/22		13,150,000	13,856,813
5.875% 6/10/21		575,000	637,503
6.875% 11/21/36		640,000	731,840
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,425,000	1,482,000
8.25% 6/7/21 (b)		1,400,000	1,568,000
VM Holding SA 5.375% 5/4/27 (b)		2,245,000	2,359,495
			165,883,538
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)(g)		1,365,000	0

TOTAL MATERIALS			281,295,564

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,916,206
4.6% 4/1/22		4,896,000	5,264,744
alstria office REIT-AG:
2.125% 4/12/23 (Reg. S)	EUR	2,400,000	3,058,647
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,541,085
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,629,231
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,218,282
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,205,358
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,675,665
4.25% 1/15/24		9,191,000	9,789,496
CBL & Associates LP 4.6% 10/15/24		272,000	259,392
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,281,395
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,732,120
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,510,000	3,624,075
DDR Corp.:
3.625% 2/1/25		9,949,000	9,724,357
3.9% 8/15/24		3,606,000	3,650,191
4.25% 2/1/26		22,796,000	23,005,820
4.625% 7/15/22		20,268,000	21,455,553
4.7% 6/1/27		840,000	871,054
7.875% 9/1/20		323,000	378,330
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,536,677
3.75% 12/1/24		5,408,000	5,657,494
3.875% 10/15/22		17,388,000	18,384,613
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,808,100
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,812,798
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,864,476
4.75% 7/15/20		7,700,000	8,224,668
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,740,523
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,159,781
4.7% 9/15/17		1,538,000	1,539,193
iStar Financial, Inc. 6% 4/1/22		775,000	796,313
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,680,409
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		4,930,000	5,114,875
6.375% 3/1/24		2,250,000	2,444,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	43,964,439
4.5% 1/15/25		10,686,000	10,986,121
4.5% 4/1/27		50,980,000	51,755,233
4.75% 1/15/28		29,482,000	30,015,898
4.95% 4/1/24		17,495,000	18,560,072
5.25% 1/15/26		29,233,000	31,370,937
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,302,259
5% 12/15/23		2,030,000	2,130,408
SBA Communications Corp. 4.875% 9/1/24		8,675,000	8,956,938
Senior Housing Properties Trust 6.75% 4/15/20		250,000	270,668
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,858,659
4.875% 6/1/26		1,770,000	1,901,169
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,800,247
WP Carey, Inc. 4% 2/1/25		34,017,000	34,772,088
			453,690,120
Real Estate Management & Development - 1.2%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	2,750,000	3,314,374
Brandywine Operating Partnership LP:
3.95% 2/15/23		26,418,000	27,023,820
4.1% 10/1/24		15,881,000	16,139,972
4.55% 10/1/29		17,155,000	17,673,669
4.95% 4/15/18		12,690,000	12,901,443
CBRE Group, Inc. 5% 3/15/23		465,000	483,600
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,267,755
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,327,238
3.625% 10/1/22		9,206,000	9,634,126
3.95% 7/1/22		11,840,000	12,563,459
4.75% 10/1/25		30,612,000	33,379,459
5.25% 3/15/21		5,708,000	6,231,442
Essex Portfolio LP 3.875% 5/1/24		8,802,000	9,209,644
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	162,140
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,442,930
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	913,500
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,744
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	866,358
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,359,999
4.125% 6/15/22		14,880,000	15,760,594
4.4% 2/15/24		13,017,000	14,015,121
4.75% 10/1/20		11,282,000	12,018,751
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,233,134
3.15% 5/15/23		14,735,000	14,062,076
4.5% 4/18/22		17,365,000	17,874,063
Mattamy Group Corp. 6.875% 12/15/23 (b)		850,000	864,875
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,645,222
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	242,050
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	4,285,000	5,092,503
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,479,320
3.75% 12/1/24		21,455,000	21,821,138
3.875% 12/1/23		4,812,000	4,949,054
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,515,334
3.5% 2/1/25		5,961,000	6,053,410
3.75% 5/1/24		25,000,000	25,859,010
4.125% 1/15/26		5,557,000	5,848,072
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,058,234
4% 4/30/19		3,747,000	3,855,558
4.25% 3/1/22		300,000	319,545
			372,467,736

TOTAL REAL ESTATE			826,157,856

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,500,000
6.625% 2/15/23 (b)		2,780,000	2,939,850
7.5% 5/15/26 (b)		8,720,000	9,550,144
Altice Finco SA 7.625% 2/15/25 (b)		3,995,000	4,219,719
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,390,494
3% 6/30/22		29,259,000	29,589,264
3.4% 5/15/25		39,520,000	39,256,777
3.6% 2/17/23		27,844,000	28,690,753
5.875% 10/1/19		5,944,000	6,401,578
6.3% 1/15/38		16,665,000	19,565,288
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,434
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		820,000	850,750
GTH Finance BV:
6.25% 4/26/20 (b)		1,240,000	1,315,404
7.25% 4/26/23 (b)		4,795,000	5,425,159
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,923,844
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,794,472
6.25% 5/15/24 (b)		3,140,000	3,304,850
7.375% 5/1/26 (b)		2,380,000	2,570,448
Sprint Capital Corp. 6.875% 11/15/28		17,555,000	19,310,500
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	410,000	550,052
TDC A/S 3.5% 2/26/3015 (Reg. S) (d)	EUR	1,550,000	1,898,247
Telecom Italia Capital SA:
6% 9/30/34		2,425,000	2,679,625
6.375% 11/15/33		3,785,000	4,324,363
Telecom Italia SpA 5.303% 5/30/24 (b)		1,065,000	1,152,863
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,710,605
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,806,207
4.5% 9/15/20		36,000,000	38,617,232
5.012% 4/15/49		2,831,000	2,843,069
5.012% 8/21/54		55,038,000	54,111,871
5.5% 3/16/47		18,149,000	19,612,360
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		2,035,000	2,060,438
7% 4/23/21 (Reg S.)	EUR	4,300,000	5,326,149
			348,345,809
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,549,931
Comcel Trust 6.875% 2/6/24 (b)		725,000	771,567
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	536,900
Inmarsat Finance PLC 4.875% 5/15/22 (b)		2,105,000	2,141,838
Millicom International Cellular SA:
6% 3/15/25 (b)		1,375,000	1,471,525
6.625% 10/15/21 (b)		2,975,000	3,075,406
Sprint Communications, Inc.:
6% 11/15/22		4,840,000	5,148,550
9% 11/15/18 (b)		2,225,000	2,403,000
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,737,313
7.625% 2/15/25		4,740,000	5,356,200
7.875% 9/15/23		12,075,000	13,797,257
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,263,300
6% 3/1/23		4,060,000	4,278,225
6.375% 3/1/25		4,860,000	5,233,613
6.5% 1/15/24		6,085,000	6,495,738
6.625% 4/1/23		12,185,000	12,839,944
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,705,000	4,149,600
Vodafone Group PLC 7.875% 2/15/30		1,850,000	2,524,778
			93,774,685

TOTAL TELECOMMUNICATION SERVICES			442,120,494

UTILITIES - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,669
2.95% 12/15/22		4,935,000	5,062,652
DPL, Inc. 6.75% 10/1/19		2,490,000	2,608,275
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	33,244,162
6.4% 9/15/20 (b)		25,897,000	29,023,954
Edison International 3.75% 9/15/17		6,674,000	6,677,375
Eversource Energy:
1.45% 5/1/18		3,325,000	3,322,894
2.8% 5/1/23		15,104,000	15,304,009
Exelon Corp. 2.85% 6/15/20		4,888,000	4,995,396
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	33,153,439
7.375% 11/15/31		64,123,000	86,540,400
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	9,238,755
InterGen NV 7% 6/30/23 (b)		2,690,000	2,636,200
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,769,950
3.7% 9/1/24 (b)		10,462,000	10,551,811
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	767,406
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,516,678
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,290,691
Nevada Power Co. 6.5% 5/15/18		790,000	816,071
NRG Yield Operating LLC 5% 9/15/26		3,945,000	4,033,763
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,546,353	9,208,695
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,936,357
Pampa Holding SA 7.5% 1/24/27 (b)		1,390,000	1,487,300
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	764,000
PG&E Corp. 2.4% 3/1/19		1,683,000	1,694,598
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,456,000
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,844,520
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,017,570
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	1,200,000	1,769,550
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	5,076,809
			335,022,949
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,854,358
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	73,562,850
Dynegy, Inc.:
7.625% 11/1/24		8,010,000	8,260,313
8.125% 1/30/26 (b)		3,095,000	3,195,588
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,143,575
2.7% 6/15/21		5,055,000	5,107,023
3.55% 6/15/26		8,087,000	8,239,621
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	830,086
NRG Energy, Inc.:
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,779,750
TerraForm Power Operating LLC 6.375% 2/1/23 (b)(d)		4,980,000	5,154,300
The AES Corp.:
3 month U.S. LIBOR + 3.000% 4.2018% 6/1/19 (d)(e)		1,359,000	1,360,699
4.875% 5/15/23		9,515,000	9,729,088
5.125% 9/1/27		1,595,000	1,622,913
6% 5/15/26		1,545,000	1,649,288
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,500,000	3,014,425
			133,317,369
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,216,744
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (d)(e)		35,229,000	32,301,470
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (d)(e)		10,345,000	10,021,719
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,980,306
5.8% 2/1/42		6,336,000	7,687,378
5.95% 6/15/41		11,832,000	14,938,850
6.8% 1/15/19		1,039,000	1,105,190
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,575,319
6.5% 12/15/20		5,125,000	5,757,386
RWE AG 7% 10/12/72 (Reg. S) (d)		3,650,000	3,668,615
Sempra Energy:
2.875% 10/1/22		5,760,000	5,828,483
6% 10/15/39		15,009,000	19,373,730
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (d)(e)		3,860,000	3,734,550
			149,189,740

TOTAL UTILITIES			621,384,416

TOTAL NONCONVERTIBLE BONDS
(Cost $9,520,414,565)			9,977,418,532

U.S. Government and Government Agency Obligations - 37.5%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$234,051,750	$226,638,246
0.875% 2/15/47		20,295,200	20,331,186
1% 2/15/46		146,160,058	150,581,810
1.375% 2/15/44		139,241,779	155,878,562
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		170,488,616	169,946,977
0.125% 7/15/26		196,310,832	192,961,701
0.25% 1/15/25		77,565,000	77,405,465
0.375% 7/15/25		409,759,034	413,467,011
0.375% 1/15/27		402,034,228	401,818,834
0.375% 7/15/27		150,207,000	150,576,985
0.625% 1/15/26		206,182,000	211,043,541

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,170,650,318

U.S. Treasury Obligations - 30.4%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		2,045,000	1,957,209
2.5% 2/15/46 (j)		1,762,000	1,681,196
3% 5/15/45		145,382,000	153,502,948
3% 11/15/45		207,323,000	218,741,961
3% 2/15/47		658,626,000	695,004,799
3% 5/15/47		103,797,000	109,582,872
5% 5/15/37 (h)		775,000	1,083,971
U.S. Treasury Notes:
0.75% 2/15/19 (j)		12,650,000	12,551,172
1.125% 6/30/21		1,125,000	1,105,884
1.25% 3/31/21		1,180,775,000	1,168,598,258
1.25% 10/31/21		453,470,000	446,561,666
1.375% 4/30/21		484,800,000	481,599,564
1.5% 5/15/20		408,760,000	409,797,866
1.5% 8/15/26		221,635,000	210,916,869
1.625% 7/31/20 (j)		4,593,000	4,619,194
1.625% 2/15/26 (h)(j)		2,949,000	2,847,974
1.625% 5/15/26		25,750,000	24,814,551
1.75% 12/31/20		600,000,000	604,687,500
1.75% 6/30/22		952,845,000	954,594,366
1.875% 3/31/22		1,455,761,000	1,468,100,747
1.875% 8/31/24		729,808,000	726,215,885
2% 12/31/21		906,934,000	920,077,460
2% 4/30/24		25,000,000	25,124,024
2% 8/15/25 (h)(j)		5,305,000	5,292,774
2% 11/15/26		17,577,000	17,417,022
2.125% 7/31/24		649,329,000	656,963,687
2.25% 11/15/25 (h)(j)		1,800,000	1,827,633

TOTAL U.S. TREASURY OBLIGATIONS			9,325,269,052

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,443,155,377)			11,495,919,370

U.S. Government Agency - Mortgage Securities - 15.7%
Fannie Mae - 9.3%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (d)(e)		58,538	61,224
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (d)(e)		27,057	28,283
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (d)(e)		119,957	124,647
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (d)(e)		16,464	17,235
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (d)(e)		89,059	92,030
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)		25,292	26,579
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (d)(e)		120,427	126,084
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (d)(e)		65,981	69,137
12 month U.S. LIBOR + 1.641% 2.862% 9/1/36 (d)(e)		68,109	71,384
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (d)(e)		33,332	34,876
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (d)(e)		61,972	65,732
12 month U.S. LIBOR + 1.718% 3.01% 5/1/35 (d)(e)		161,999	170,688
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (d)(e)		207,898	214,865
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (d)(e)		55,682	58,750
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (d)(e)		284,424	301,782
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (d)(e)		73,514	77,553
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (d)(e)		652,797	691,199
12 month U.S. LIBOR + 1.788% 3.413% 2/1/36 (d)(e)		229,221	238,208
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (d)(e)		1,041,856	1,094,269
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (d)(e)		198,969	207,285
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (d)(e)		64,272	68,146
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (d)(e)		132,367	137,855
12 month U.S. LIBOR + 1.812% 3.471% 12/1/40 (d)(e)		7,157,940	7,474,741
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (d)(e)		79,405	83,133
12 month U.S. LIBOR + 1.815% 3.109% 9/1/41 (d)(e)		215,818	224,947
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (d)(e)		1,133,758	1,189,958
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (d)(e)		123,969	131,517
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (d)(e)		164,120	171,352
12 month U.S. LIBOR + 1.820% 3.445% 12/1/35 (d)(e)		213,655	226,472
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (d)(e)		111,552	118,438
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (d)(e)		100,000	106,100
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (d)(e)		113,509	118,413
6 month U.S. LIBOR + 1.375% 2.75% 10/1/34 (d)(e)		1,296	1,338
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (d)(e)		1,223	1,261
6 month U.S. LIBOR + 1.505% 2.846% 1/1/35 (d)(e)		177,810	183,610
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (d)(e)		773	803
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (d)(e)		773	797
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (d)(e)		15,626	16,156
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (d)(e)		39,188	40,501
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (d)(e)		12,017	12,424
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (d)(e)		16,635	17,221
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (d)(e)		3,918	4,096
6 month U.S. LIBOR + 1.960% 3.335% 9/1/35 (d)(e)		25,761	27,136
U.S. TREASURY 1 YEAR INDEX + 1.945% 2.52% 10/1/33 (d)(e)		289,120	300,901
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)		37,194	39,340
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.899% 6/1/36 (d)(e)		207,468	219,067
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (d)(e)		75,874	80,103
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.167% 7/1/34 (d)(e)		177,919	188,901
2.5% 9/1/32 (k)		13,500,000	13,688,591
2.5% 12/1/42 to 8/1/43		12,769,435	12,578,664
3% 11/1/23 to 8/1/47		800,001,453	816,284,920
3% 9/1/32 (k)		74,000,000	76,402,573
3% 9/1/32 (k)		65,950,000	68,091,212
3% 9/1/32 (k)		119,200,000	123,070,090
3% 9/1/32 (k)		31,950,000	32,987,327
3% 9/1/32 (k)		31,650,000	32,677,587
3.5% 3/1/25 to 10/1/56		537,374,966	559,778,167
3.5% 9/1/47 (k)		113,050,000	117,128,109
3.5% 9/1/47 (k)		107,850,000	111,740,527
3.5% 9/1/47 (k)		35,300,000	36,573,395
4% 9/1/24 to 10/1/46		345,647,010	367,338,353
4% 9/1/47 (k)		14,400,000	15,213,983
4.5% 6/1/33 to 8/1/56		122,768,410	133,089,361
5% 3/1/18 to 8/1/56		214,023,690	235,302,454
5.255% 8/1/41		2,319,440	2,573,710
5.5% 12/1/17 to 3/1/41		24,273,241	26,939,744
6% 7/1/19 to 1/1/42		17,006,196	19,428,979
6.309% 2/1/39		4,119,120	4,480,466
6.5% 10/1/17 to 8/1/39		27,643,987	32,058,735
7% 9/1/21 to 7/1/37		1,228,024	1,418,053
7.5% 6/1/25 to 2/1/32		541,939	631,303
8% 7/1/29 to 3/1/37		13,668	16,511
8.5% 12/1/19 to 6/1/22		279	307
9.5% 6/1/18 to 9/1/21		4,398	4,550

TOTAL FANNIE MAE			2,854,454,208

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (d)(e)		51,763	53,562
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (d)(e)		16,431	17,015
12 month U.S. LIBOR + 1.375% 2.854% 3/1/36 (d)(e)		136,088	141,095
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (d)(e)		163,318	170,779
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (d)(e)		79,311	82,636
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (d)(e)		739,532	777,281
12 month U.S. LIBOR + 1.750% 3.394% 12/1/40 (d)(e)		3,825,013	3,981,255
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (d)(e)		1,196,444	1,265,875
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (d)(e)		36,081	38,196
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (d)(e)		81,087	84,273
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (d)(e)		1,120,147	1,174,625
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (d)(e)		109,482	113,732
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (d)(e)		128,428	136,287
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (d)(e)		146,070	152,513
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (d)(e)		121,731	129,245
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (d)(e)		166,467	174,291
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (d)(e)		157,945	165,333
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (d)(e)		20,585	21,855
12 month U.S. LIBOR + 1.993% 5.165% 4/1/38 (d)(e)		118,329	125,633
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (d)(e)		62,928	66,812
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (d)(e)		1,850	1,959
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (d)(e)		111,536	116,719
6 month U.S. LIBOR + 1.125% 2.5% 8/1/37 (d)(e)		33,931	34,551
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (d)(e)		44,988	46,303
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (d)(e)		81,195	84,038
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (d)(e)		147,020	153,168
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (d)(e)		28,135	29,360
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (d)(e)		52,497	54,046
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (d)(e)		26,162	27,118
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (d)(e)		236,127	245,974
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (d)(e)		118,275	124,219
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (d)(e)		23,779	25,111
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (d)(e)		116,681	121,039
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (d)(e)		39,420	41,686
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (d)(e)		115,245	122,358
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (d)(e)		168,915	176,130
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.214% 6/1/33 (d)(e)		421,157	442,218
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.104% 3/1/35 (d)(e)		769,741	817,254
2.5% 7/1/31		6,484,780	6,583,984
3% 3/1/32 to 2/1/47		225,921,785	229,155,466
3.5% 1/1/32 to 9/1/46 (h)(i)(l)		394,567,566	412,025,754
3.5% 8/1/47		37,576,350	38,974,427
3.5% 9/1/47 (k)		8,600,000	8,912,583
4% 7/1/31 to 6/1/47		281,141,176	298,817,945
4.5% 6/1/25 to 1/1/45		21,419,366	23,213,948
5% 6/1/20 to 7/1/41		22,161,115	24,398,372
5.5% 10/1/17 to 3/1/41		8,109,725	8,986,308
6% 9/1/17 to 12/1/37		2,411,948	2,736,461
6.5% 5/1/18 to 9/1/39		3,257,038	3,739,623
7% 6/1/21 to 9/1/36		1,105,531	1,284,032
7.5% 1/1/27 to 4/1/32		21,775	25,536
8% 7/1/24 to 1/1/37		33,931	40,397
8.5% 9/1/19 to 1/1/28		28,764	33,240
9% 10/1/20		22	24
9.5% 5/1/21 to 7/1/21		137	145
10% 2/1/20 to 11/1/20		53	56
11% 7/1/19 to 9/1/20		16	17

TOTAL FREDDIE MAC			1,070,463,862

Ginnie Mae - 2.9%
3% 5/20/42 to 8/20/47		320,590,314	327,742,426
3% 9/1/47 (k)		20,000,000	20,413,590
3.5% 11/15/40 to 6/20/46 (h)		276,278,729	289,534,921
3.5% 9/1/47 (k)		11,300,000	11,783,020
3.5% 9/1/47 (k)		11,780,000	12,283,537
4% 5/20/33 to 4/20/47		134,266,559	143,313,620
4.5% 6/20/33 to 8/15/41		55,115,448	59,834,673
5% 12/15/32 to 9/15/41		23,732,729	26,364,364
5.5% 7/15/33 to 9/15/39		1,944,703	2,193,397
6% 10/15/30 to 11/15/39		571,325	655,138
6.5% 3/20/31 to 11/15/37		330,092	383,194
7% 10/15/22 to 3/15/33		1,122,401	1,321,613
7.5% 8/15/21 to 9/15/31		484,218	555,499
8% 11/15/21 to 11/15/29		155,947	177,484
8.5% 10/15/21 to 1/15/31		30,834	36,414
9% 8/15/19 to 1/15/23		950	1,013
9.5% 12/15/20 to 2/15/25		364	393
11% 9/20/19		353	374

TOTAL GINNIE MAE			896,594,670

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,811,433,248)			4,821,512,740

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (d)(e)		$664,344	$654,660
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (d)(e)		207,834	207,435
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7267% 6/15/32 (b)(d)(e)(g)		2,946,522	942,887
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		930,196	930,587
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	167,296
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	492,330
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	661,805
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,117,653
Class XS, 0% 10/17/45 (b)(d)(g)(m)		687,019	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (d)(e)		34,111	32,910
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (d)(e)		89,819	79,820
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (d)(e)		47,932	45,248
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (d)(e)		461,974	460,017
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (d)(e)		1,209,950	1,160,988
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (d)(e)		1,087,400	422,147
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (d)(e)		1,383,062	1,297,258
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (d)(e)		18,309	6,685
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,209,314
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		44,452,031	46,058,350
Class AA, 2.487% 12/16/41 (b)		10,285,063	10,347,041
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		18,470,696	18,488,241
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (d)(e)		1,802,588	1,500,975
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.5844% 10/25/37 (b)(d)(e)		20,158,172	20,023,334
CLUB Credit Trust Series 2017-NP1 Class A, 2.39% 4/17/23 (b)		6,200,569	6,203,718
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (d)(e)		3,192	3,189
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (d)(e)		52,056	49,074
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (d)(e)		78,667	78,146
Series 2004-7 Class AF5, 5.868% 1/25/35		1,196,869	1,213,709
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 1.8544% 8/25/35 (d)(e)		2,910,898	2,913,740
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (d)(e)		212,195	209,067
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (d)(e)		342,895	333,597
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (d)(e)		32,929	31,902
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		173,987	178,967
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.22% 6/15/21 (b)		15,750,314	15,783,058
Fannie Mae:
Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (d)(e)		38,916	37,480
Series 2017-T1 Class A, 2.898% 6/25/27		52,094,771	52,748,795
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (d)(e)		217,152	211,059
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (d)(e)		2,512	2,190
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		3,645,006	3,648,916
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (d)(e)		948,695	927,869
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (d)(e)		347,133	202,886
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (b)(d)(e)		490,944	464,681
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (b)(d)(e)		442,002	427,793
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (b)(d)(e)		159,664	149,361
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (b)(d)(e)		265,356	246,006
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (b)(d)(e)		100,764	91,871
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,325
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (d)(e)		1,465,853	1,043,464
Invitation Homes Trust:
Series 2014-SFR3 Class E, 1 month U.S. LIBOR + 4.500% 5.7256% 12/17/31 (b)(d)(e)		40,436	40,436
Series 2014-SRF2 Class F, 1 month U.S. LIBOR + 4.000% 5.2094% 9/17/31 (b)(d)(e)		335,000	335,612
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.376% 6/17/32 (b)(d)(e)		485,000	490,142
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.4256% 3/17/32 (b)(d)(e)		624,000	634,504
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (d)(e)		3,243,000	2,239,276
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1 month U.S. LIBOR + 0.160% 1.3944% 11/25/36 (d)(e)		4,199,797	2,120,766
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (d)(e)		275,754	82,485
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (d)(e)		88,697	83,505
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (d)(e)		132,889	128,495
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5244% 8/25/36 (d)(e)		13,300,000	13,223,312
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (d)(e)		2,706	1,658
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (d)(e)		1,160,779	1,125,584
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (d)(e)		57,368	51,034
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.4094% 7/25/34 (d)(e)		12,838	12,363
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (d)(e)		14,735	14,526
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (d)(e)		122,347	117,943
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (d)(e)		124,884	4,080
Nationstar HECM Loan Trust Series 2017-1A Class A, 1.9679% 5/25/27 (b)(g)		22,578,519	22,576,035
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (d)(e)		1,426,957	1,398,621
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		143,487	143,497
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (d)(e)		479,652	474,894
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (d)(e)		683,353	551,303
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (d)(e)		1,475,804	1,453,558
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	177,228
Series 2017-SFR1 Class F, 6.511% 8/17/34 (b)		160,000	163,649
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (b)		13,027,119	13,067,163
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (d)(e)		5,108	4,646
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (d)(e)		482,983	473,774
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (d)(e)		181,533	181,358
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (d)(e)		32,987	30,496
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (d)(e)		28,819	27,345
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		25,377,589	26,255,306
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)(d)		31,358,793	31,736,055
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (b)(d)(e)(g)		2,573,000	1,299,365
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,097,052
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	519,242
Class F, 5.769% 11/17/33 (b)		456,000	474,674
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		1,188,166	1,188,474
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.0217% 11/21/40 (b)(d)(e)		305,000	266,113
TOTAL ASSET-BACKED SECURITIES
(Cost $314,269,482)			325,779,420

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3561% 6/27/36 (b)(d)(e)		10,533,198	10,263,548
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3685% 12/26/35 (b)(d)		1,705,900	1,710,506
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.4122% 7/26/36 (b)(d)		1,698,253	1,639,324
Series 2013-RR4 Class 2A1, 3.6531% 5/26/47 (b)(d)		3,109,963	3,123,078
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (d)(e)		554,318	558,889
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		7,826,661	7,816,487
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.4927% 1/25/37 (b)(d)		2,789,921	2,846,278
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.8991% 10/26/37 (b)(d)		32,962	32,883
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		8,442,173	8,666,735
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.4945% 5/27/37 (b)(d)(e)		8,183,109	7,840,237
Series 2011-2R Class 2A1, 3.3199% 7/27/36 (b)(d)		984,648	983,171
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9161% 5/27/37 (b)(d)(e)		879,958	850,655
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (d)		310,928	312,543
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,976,374	18,289,511
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.367% 12/25/46 (b)(d)		910,000	973,050
Series 2010-K7 Class B, 5.4999% 4/25/20 (b)(d)		1,000,000	1,077,880
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.9833% 3/25/37 (d)		559,514	558,773
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4182% 6/21/36 (b)(d)(e)		5,924,776	5,859,011
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (d)		791,788	760,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (d)(e)		1,690,220	1,645,352
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (b)(d)(e)		45,638,000	45,565,481
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2922% 3/26/37 (b)(d)		1,922,088	1,924,395
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (d)(e)		466,181	460,261
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.4027% 7/26/45 (b)(d)		9,048,050	9,181,056
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (b)(d)(e)		216,834	154,088
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (b)(d)(e)		48,346	26,720
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (d)(e)		19,256	19,008
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (d)		53,601	53,234
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (d)(e)		8,192,668	7,912,551
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)		4,713,967	4,763,647
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(d)		31,563,041	31,896,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.0826% 1/25/35 (d)		1,759,971	1,765,789
Series 2005-AR10 Class 2A15, 3.1989% 6/25/35 (d)		9,509,506	9,598,370
Series 2005-AR2:
Class 1A2, 3.1522% 3/25/35 (d)		1,182,323	1,181,960
Class 3A1, 3.1468% 3/25/35 (d)		15,268,708	15,495,649
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5051% 6/27/36 (b)(d)		1,380,142	1,380,971
Class 2A1, 3.3412% 6/27/36 (b)(d)		1,552,886	1,548,383

TOTAL PRIVATE SPONSOR			208,736,603

U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.0344% 2/25/32 (d)(e)		22,220	22,555
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2283% 3/18/32 (d)(e)		39,054	39,841
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (d)(e)		47,358	48,294
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.2344% 10/25/32 (d)(e)		63,001	64,225
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.9844% 1/25/32 (d)(e)		23,081	23,408
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.6344% 1/25/18 (d)(e)		2,737	2,738
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.8656% 12/25/33 (d)(m)(n)		754,122	182,834
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.4456% 11/25/36 (d)(m)(n)		563,555	105,270
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		26,909	28,635
Series 1993-207 Class H, 6.5% 11/25/23		380,233	415,418
Series 1996-28 Class PK, 6.5% 7/25/25		122,040	133,774
Series 1999-17 Class PG, 6% 4/25/29		342,380	378,561
Series 1999-32 Class PL, 6% 7/25/29		333,286	368,960
Series 1999-33 Class PK, 6% 7/25/29		229,737	254,720
Series 2001-52 Class YZ, 6.5% 10/25/31		28,603	33,087
Series 2003-28 Class KG, 5.5% 4/25/23		218,911	233,241
Series 2005-102 Class CO 11/25/35 (o)		187,480	169,148
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.3404% 8/25/35 (d)(n)		65,393	82,197
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	473,170
Series 2006-12 Class BO 10/25/35 (o)		838,147	757,016
Series 2006-37 Class OW 5/25/36 (o)		83,877	74,743
Series 2006-45 Class OP 6/25/36 (o)		251,777	224,093
Series 2006-62 Class KP 4/25/36 (o)		406,465	361,838
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		70,504	81,513
Series 1999-25 Class Z, 6% 6/25/29		266,311	297,953
Series 2001-20 Class Z, 6% 5/25/31		370,924	407,899
Series 2001-31 Class ZC, 6.5% 7/25/31		201,511	229,207
Series 2002-16 Class ZD, 6.5% 4/25/32		103,174	119,438
Series 2002-74 Class SV, 1 month U.S. LIBOR + 7.550% 6.3156% 11/25/32 (d)(e)(m)		480,126	79,411
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		2,376,819	251,126
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.4056% 12/25/36 (d)(m)(n)		384,259	81,741
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.2056% 5/25/37 (d)(m)(n)		209,416	38,455
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.3081% 9/25/23 (d)(n)		16,316	20,569
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.8656% 3/25/33(d)(m)(n)		54,218	11,521
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.2656% 5/25/18 (d)(m)(n)		5,164	82
Series 2005-72 Class ZC, 5.5% 8/25/35		2,669,661	2,933,270
Series 2005-79 Class ZC, 5.9% 9/25/35		1,658,772	1,908,641
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 33.2134% 6/25/37 (d)(n)		179,397	362,630
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (d)(n)		269,263	537,974
Class SB, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (d)(n)		113,507	207,468
Series 2007-75 Class JI, 1 month U.S. LIBOR + 6.545% 5.3106% 8/25/37 (d)(e)(m)		8,020,733	1,464,822
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.1156% 3/25/38 (d)(m)(n)		1,443,851	247,135
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 5.0156% 3/25/24 (d)(m)(n)		744	6
Series 2009-76 Class MI, 5.5% 9/25/24 (m)		19,495	463
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		93,864	4,152
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		134,937	5,679
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.1256% 6/25/21 (d)(m)(n)		88,272	3,080
Series 2010-12 Class AI, 5% 12/25/18 (m)		139,664	1,914
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.8156% 12/25/40 (d)(m)(n)		1,357,102	222,120
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		1,257,141	137,111
Series 2010-150 Class ZC, 4.75% 1/25/41		5,540,749	6,190,589
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		67,429	2,063
Series 2010-23:
Class AI, 5% 12/25/18 (m)		39,936	479
Class HI, 4.5% 10/25/18 (m)		51,667	815
Series 2010-29 Class LI, 4.5% 6/25/19 (m)		132,196	1,888
Series 2010-95 Class ZC, 5% 9/25/40		11,723,312	13,196,415
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		347,662	19,990
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.3756% 4/25/41 (d)(m)(n)		3,636,515	521,473
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.3156% 11/25/41 (d)(m)(n)		3,711,538	650,475
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.3656% 8/25/39 (d)(m)(n)		3,088,487	402,025
Series 2011-39 Class ZA, 6% 11/25/32		953,996	1,081,809
Series 2011-4 Class PZ, 5% 2/25/41		2,442,106	2,787,933
Series 2011-67 Class AI, 4% 7/25/26 (m)		384,961	36,114
Series 2011-83 Class DI, 6% 9/25/26 (m)		543,020	53,980
Series 2012-100 Class WI, 3% 9/25/27 (m)		6,155,314	565,544
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.4156% 12/25/30 (d)(m)(n)		2,054,751	264,024
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.2156% 5/25/42 (d)(m)(n)		9,132,909	1,741,246
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.3156% 6/25/41 (d)(m)(n)		2,787,002	402,101
Series 2013-133 Class IB, 3% 4/25/32 (m)		3,819,479	352,692
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.8156% 1/25/44 (d)(m)(n)		2,031,136	338,359
Series 2013-51 Class GI, 3% 10/25/32 (m)		5,592,204	602,623
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.4856% 6/25/35 (d)(m)(n)		1,155,721	217,248
Series 2015-42:
Class IL, 6% 6/25/45 (m)		8,556,748	1,991,223
Class LS, 6.200% - 1 month U.S. LIBOR 4.9656% 6/25/45 (d)(m)(n)		14,275,292	2,362,511
Series 2015-70 Class JC, 3% 10/25/45		7,479,683	7,681,002
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.8656% 5/25/39 (d)(m)(n)		16,611,608	2,911,007
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		4,444,901	995,613
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (m)		7,235	65
Class 5, 5.5% 7/25/33 (m)		203,849	39,472
Series 343 Class 16, 5.5% 5/25/34 (m)		173,359	31,190
Series 348 Class 14, 6.5% 8/25/34 (d)(m)		126,293	29,436
Series 351:
Class 12, 5.5% 4/25/34 (d)(m)		80,866	13,637
Class 13, 6% 3/25/34 (m)		111,829	22,168
Series 359 Class 19, 6% 7/25/35 (d)(m)		73,617	13,950
Series 384 Class 6, 5% 7/25/37 (m)		899,460	159,151
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0267% 1/15/32 (d)(e)		17,410	17,669
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (d)(e)		24,524	24,950
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2267% 3/15/32 (d)(e)		26,785	27,294
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1267% 6/15/31 (d)(e)		45,875	46,631
Class FG, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (d)(e)		14,560	14,806
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.4767% 5/15/37 (d)(e)		1,048,880	1,047,182
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		737,545	656,298
Series 2095 Class PE, 6% 11/15/28		381,346	423,063
Series 2101 Class PD, 6% 11/15/28		37,067	39,818
Series 2121 Class MG, 6% 2/15/29		159,207	176,620
Series 2131 Class BG, 6% 3/15/29		1,085,826	1,206,653
Series 2137 Class PG, 6% 3/15/29		175,578	193,359
Series 2154 Class PT, 6% 5/15/29		277,544	308,743
Series 2162 Class PH, 6% 6/15/29		64,290	70,328
Series 2520 Class BE, 6% 11/15/32		347,594	375,331
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3733% 3/15/23 (d)(m)(n)		19,249	1,693
Series 2693 Class MD, 5.5% 10/15/33		4,042,145	4,505,670
Series 2802 Class OB, 6% 5/15/34		636,967	698,779
Series 2937 Class KC, 4.5% 2/15/20		412,807	419,168
Series 2962 Class BE, 4.5% 4/15/20		541,200	554,821
Series 3002 Class NE, 5% 7/15/35		986,887	1,075,389
Series 3110 Class OP 9/15/35 (o)		465,968	432,918
Series 3119 Class PO 2/15/36 (o)		850,626	754,830
Series 3121 Class KO 3/15/36 (o)		149,032	133,228
Series 3123 Class LO 3/15/36 (o)		471,923	419,914
Series 3145 Class GO 4/15/36 (o)		452,827	403,015
Series 3189 Class PD, 6% 7/15/36		938,936	1,075,745
Series 3225 Class EO 10/15/36 (o)		266,976	237,720
Series 3258 Class PM, 5.5% 12/15/36		456,208	503,999
Series 3415 Class PC, 5% 12/15/37		351,849	383,738
Series 3786 Class HI, 4% 3/15/38 (m)		1,177,757	93,462
Series 3806 Class UP, 4.5% 2/15/41		2,583,776	2,759,574
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,660,879
sequential payer:
Series 2135 Class JE, 6% 3/15/29		79,691	88,638
Series 2274 Class ZM, 6.5% 1/15/31		88,769	101,328
Series 2281 Class ZB, 6% 3/15/30		215,515	230,881
Series 2303 Class ZV, 6% 4/15/31		90,106	100,414
Series 2357 Class ZB, 6.5% 9/15/31		656,673	759,604
Series 2502 Class ZC, 6% 9/15/32		181,595	197,150
Series 2519 Class ZD, 5.5% 11/15/32		310,262	332,818
Series 2546 Class MJ, 5.5% 3/15/23		135,979	143,091
Series 2601 Class TB, 5.5% 4/15/23		64,915	69,389
Series 2998 Class LY, 5.5% 7/15/25		198,186	213,647
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	5,037,143
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3733% 2/15/36 (d)(m)(n)		308,589	62,733
Series 2013-4281 Class AI, 4% 12/15/28 (m)		3,980,572	347,727
Series 2017-4683 Class LM, 3% 5/15/47		9,849,332	10,116,538
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.8266% 8/15/24 (d)(n)		7,749	11,255
Class SD, 86.400% - 1 month U.S. LIBOR 70.5033% 8/15/24 (d)(n)		11,400	21,714
Series 2933 Class ZM, 5.75% 2/15/35		3,119,530	3,630,792
Series 2935 Class ZK, 5.5% 2/15/35		3,835,105	4,328,543
Series 2947 Class XZ, 6% 3/15/35		1,200,995	1,337,061
Series 2996 Class ZD, 5.5% 6/15/35		2,510,286	2,881,644
Series 3055 Class CS, 1 month U.S. LIBOR + 6.590% 5.3633% 10/15/35 (d)(e)(m)		450,202	88,870
Series 3237 Class C, 5.5% 11/15/36		3,548,164	4,035,764
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4333% 11/15/36 (d)(m)(n)		1,065,796	209,369
Series 3284 Class CI, 1 month U.S. LIBOR + 6.120% 4.8933% 3/15/37 (d)(e)(m)		2,441,881	466,456
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.5233% 3/15/37 (d)(m)(n)		1,565,787	324,212
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5333% 4/15/37 (d)(m)(n)		2,361,605	503,276
Series 3336 Class LI, 1 month U.S. LIBOR + 6.580% 5.3533% 6/15/37 (d)(e)(m)		749,148	132,583
Series 3772 Class BI, 4.5% 10/15/18 (m)		184,934	2,891
Series 3949 Class MK, 4.5% 10/15/34		708,005	759,469
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.7233% 9/15/41 (d)(m)(n)		3,806,681	594,828
Class YI, 3% 11/15/21 (m)		1,884,108	82,336
Series 4055 Class BI, 3.5% 5/15/31 (m)		3,503,241	342,177
Series 4149 Class IO, 3% 1/15/33 (m)		2,381,717	299,687
Series 4314 Class AI, 5% 3/15/34 (m)		1,272,832	139,203
Series 4427 Class LI, 3.5% 2/15/34 (m)		6,450,457	753,052
Series 4471 Class PA 4% 12/15/40		8,819,644	9,240,298
target amortization class Series 2156 Class TC, 6.25% 5/15/29		214,237	230,391
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/24 (d)(e)		86,126	87,039
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		144,395	160,036
Series 2056 Class Z, 6% 5/15/28		310,539	344,205
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,885,477	8,447,298
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4622% 6/16/37 (d)(m)(n)		466,567	96,736
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.7828% 3/20/60 (d)(e)(p)		5,853,140	5,863,559
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (d)(e)(p)		653,445	648,920
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (d)(e)(p)		809,140	802,929
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (d)(e)(p)		900,696	895,271
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (d)(e)(p)		1,615,213	1,606,540
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (d)(e)(p)		2,525,306	2,526,128
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (d)(e)(p)		5,057,664	5,058,981
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (d)(e)(p)		6,586,196	6,586,255
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (d)(e)(p)		2,321,142	2,321,910
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (d)(e)(p)		2,680,710	2,677,356
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (d)(e)(p)		2,455,364	2,453,975
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (d)(e)(p)		3,170,874	3,174,515
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (d)(e)(p)		6,270,977	6,291,458
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (d)(e)(p)		3,080,731	3,097,863
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (d)(e)(p)		1,999,012	2,010,158
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (d)(e)(p)		2,925,148	2,934,977
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (d)(e)(p)		1,881,977	1,889,364
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (d)(e)(p)		3,855,293	3,863,819
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7439% 10/20/62 (d)(e)(p)		1,552,994	1,554,574
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7539% 7/20/60 (d)(e)(p)		5,355,350	5,367,590
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5839% 3/20/63 (d)(e)(p)		2,483,002	2,467,748
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (d)(e)(p)		2,941,361	2,951,451
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8239% 12/20/63 (d)(e)(p)		7,666,918	7,683,603
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7239% 6/20/64 (d)(e)(p)		11,578,850	11,564,620
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/64 (d)(e)(p)		36,499,774	36,453,558
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (d)(e)(p)		14,131,679	14,142,854
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		388,444	438,486
Series 1997-8 Class PE, 7.5% 5/16/27		169,675	197,371
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		867,348	99,787
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,509,309	1,653,124
Series 2010-160 Class DY, 4% 12/20/40		17,965,153	19,249,580
Series 2010-170 Class B, 4% 12/20/40		4,066,798	4,357,629
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2722% 5/16/34 (d)(m)(n)		255,528	46,980
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9722% 8/17/34 (d)(m)(n)		310,712	70,801
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.8333% 6/16/37 (d)(n)		19,040	35,277
Series 2010-116 Class QB, 4% 9/16/40		38,726,775	41,432,619
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 5/20/60 (d)(e)(p)		2,045,887	2,031,852
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8694% 7/20/41 (d)(m)(n)		1,577,536	260,603
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4722% 6/16/42 (d)(m)(n)		940,560	180,581
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (d)(n)		3,011,341	3,170,317
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (d)(n)		6,982,004	7,497,219
Series 2013-149 Class MA, 2.5% 5/20/40		21,568,846	21,742,648
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		26,328,119	26,531,204
Series 2015-H17 Class HA, 2.5% 5/20/65 (p)		23,457,916	23,642,127
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		4,953,922	4,987,817
Class JA, 2.5% 6/20/65 (p)		22,724,360	22,893,786
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (d)(e)(p)		25,879,767	25,939,756

TOTAL U.S. GOVERNMENT AGENCY			482,258,569

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $688,726,417)			690,995,172

Commercial Mortgage Securities - 1.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	202,103
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,823
Series 1997-D5 Class PS1, 1.6895% 2/14/43 (d)(m)		62,066	536
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)		692,000	708,615
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(d)		767,000	751,835
Banc of America Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51		8,682,773	8,676,876
Series 2004-1 Class F, 5.279% 11/10/39 (b)(d)		2,006	2,004
Series 2008-1 Class D, 6.3087% 2/10/51 (b)(d)(g)		125,000	37,419
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,098,850
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	627,227
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		957,000	995,932
Class D, 3.25% 2/15/50 (b)		667,000	548,708
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.0018% 7/15/49 (d)(m)		46,077,521	5,273,135
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,373,964	4,511,414
Class E, 4.2844% 9/10/28 (b)(d)		1,786,000	1,755,128
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (b)(d)(e)		21,150	20,036
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (b)(d)(e)		577,392	534,896
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (b)(d)(e)		25,907	21,226
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (b)(d)(e)		186,256	172,805
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (b)(d)(e)		55,877	49,640
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (b)(d)(e)		81,604	67,309
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (b)(d)(e)		45,131	41,023
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (b)(d)(e)		45,131	34,432
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (b)(d)(e)		47,934	36,814
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (b)(d)(e)		25,269	19,735
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (b)(d)(e)		373,250	330,571
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (b)(d)(e)		385,447	363,449
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (b)(d)(e)		360,148	331,308
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (b)(d)(e)		126,464	100,907
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (b)(d)(e)		69,105	55,257
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (b)(d)(e)		54,471	45,321
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (b)(d)(e)		348,605	324,896
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (b)(d)(e)		75,714	67,905
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (b)(d)(e)		81,151	72,320
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (b)(d)(e)		127,875	97,665
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (b)(d)(e)		200,782	137,554
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (b)(d)(e)		75,516	40,975
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (b)(d)(e)		9,384	3,491
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(g)(m)		3,866,213	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		1,000,000	980,167
Class E, 3.6089% 8/14/36 (b)(d)		1,000,000	906,385
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7134% 4/12/38 (b)(d)		99,897	100,772
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		584,551	604,637
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/10/35 (b)(d)		1,000,000	999,281
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		606,000	596,296
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,459,082
Class D, 3.25% 2/10/50 (b)		754,000	625,605
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7535% 12/15/47 (b)(d)		750,000	841,387
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		435,090	404,437
Class YTC3, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		156,667	143,886
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		435,090	408,123
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		162,000	163,303
Class F, 3.7859% 4/10/28 (b)(d)		1,133,000	1,120,819
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 3.726% 5/15/30 (b)(d)(e)		260,000	259,561
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.476% 5/15/30 (b)(d)(e)		134,000	133,761
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		679,444	685,393
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	487,545
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,205,000	1,187,293
Series 2013-GC15 Class D, 5.0996% 9/10/46 (b)(d)		1,927,000	1,878,281
Series 2015-GC33 Class XA, 0.968% 9/10/58 (d)(m)		92,482,159	5,470,421
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.577% 7/15/27 (b)(d)(e)		693,000	697,278
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,081,795
Series 2016-P6 Class XA, 0.8365% 12/10/49 (d)(m)		83,372,568	4,125,858
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	771,735
Claregold Trust Series 2007-2A:
Class G, 5.01% 5/15/44 (b)(d)	CAD	9,530	7,601
Class H, 5.01% 5/15/44 (b)(d)	CAD	20,000	15,921
Class J, 5.01% 5/15/44 (b)(d)	CAD	20,000	15,862
Class K, 5.01% 5/15/44 (b)(d)	CAD	10,000	7,917
Class L, 5.01% 5/15/44 (b)(d)	CAD	36,000	28,397
Class M, 5.01% 5/15/44 (b)(d)	CAD	165,000	129,454
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.1391% 8/13/27 (b)(d)(e)		735,000	738,181
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,054,483
Series 2012-CR1:
Class C, 5.3199% 5/15/45 (d)		850,000	904,668
Class D, 5.3199% 5/15/45 (b)(d)		1,510,000	1,491,372
Class G, 2.462% 5/15/45 (b)		231,000	138,224
Series 2012-CR5 Class D, 4.3306% 12/10/45 (b)(d)		740,000	720,537
Series 2012-LC4:
Class C, 5.5892% 12/10/44 (d)		260,000	280,729
Class D, 5.5892% 12/10/44 (b)(d)		1,437,000	1,409,229
Series 2013-CCRE6 Class E, 4.1285% 3/10/46 (b)(d)		42,000	31,828
Series 2013-CR10:
Class C, 4.7885% 8/10/46 (b)(d)		270,000	279,407
Class D, 4.7885% 8/10/46 (b)(d)		1,578,000	1,387,463
Series 2013-CR12 Class D, 5.0822% 10/10/46 (b)(d)		1,680,000	1,430,905
Series 2013-CR6 Class F, 4.1285% 3/10/46 (b)(d)		418,000	276,007
Series 2013-CR9:
Class C, 4.2549% 7/10/45 (b)(d)		525,000	527,898
Class D, 4.2549% 7/10/45 (b)(d)		252,000	216,919
Series 2013-LC6 Class D, 4.2828% 1/10/46 (b)(d)		1,405,000	1,297,886
Series 2014-CR15 Class D, 4.7595% 2/10/47 (b)(d)		258,000	236,449
Series 2014-CR17:
Class D, 4.7987% 5/10/47 (b)(d)		799,000	706,553
Class E, 4.7987% 5/10/47 (b)(d)		182,000	126,858
Series 2014-CR19 Class XA, 1.2398% 8/10/47 (d)(m)		123,050,039	6,671,355
Series 2014-CR20 Class XA, 1.1713% 11/10/47 (d)(m)		126,269,383	7,349,800
Series 2014-LC17 Class XA, 1.143% 10/10/47 (d)(m)		109,134,194	4,253,778
Series 2014-UBS2 Class D, 5.0147% 3/10/47 (b)(d)		844,000	730,529
Series 2014-UBS4 Class XA, 1.2342% 8/10/47 (d)(m)		113,422,253	6,417,987
Series 2014-UBS6 Class XA, 1.0295% 12/10/47 (d)(m)		153,099,636	7,598,243
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,500,000	1,378,092
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		483,000	481,868
Series 2015-DC1 Class XA, 1.1664% 2/10/48 (d)(m)		156,271,592	8,949,346
Series 2016-CD1 Class D, 2.7717% 8/10/49 (b)(d)		1,006,000	771,057
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		772,000	637,126
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6147% 5/10/43 (b)(d)		1,290,000	1,291,474
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,911	713,450
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	998,841
Class D, 2.7812% 11/10/49 (d)		508,000	401,290
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8405% 8/15/45 (b)(d)		1,727,000	1,693,884
Class F, 4.25% 8/15/45 (b)		1,418,000	1,156,983
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	311,810
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		625,000	615,707
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		493,000	479,451
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,566,000	1,500,407
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 1 month U.S. LIBOR + 2.750% 3.877% 11/15/33 (b)(d)(e)		693,000	699,637
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		426,275	430,220
Class H, 6% 5/17/40 (b)		90,315	71,561
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		129,511	130,694
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		862,000	789,844
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (b)(d)(e)		9,866,000	9,858,420
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (b)(d)(e)		3,043,000	3,042,738
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (b)(d)(e)		2,964,000	2,964,738
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (b)(d)(e)		4,485,000	4,484,999
Class E, 1 month U.S. LIBOR + 4.150% 5.3756% 3/15/28 (b)(d)(e)		20,318,000	20,343,444
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.227% 4/15/29 (b)(d)(e)		1,109,000	1,113,861
Class F, 1 month U.S. LIBOR + 4.750% 5.977% 4/15/29 (b)(d)(e)		989,000	992,096
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4756% 11/15/33 (b)(d)(e)		968,000	976,568
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(d)		377,000	378,707
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		1,449,000	1,333,470
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6848% 11/10/46 (b)(d)		1,810,000	1,919,685
Class F, 5.6848% 11/10/46 (b)(d)		1,560,000	1,524,565
Class G, 4.652% 11/10/46 (b)		1,948,000	1,731,550
Class XB, 0.3005% 11/10/46 (b)(d)(m)		20,920,000	202,273
Series 2011-LC3A Class D, 5.3457% 8/10/44 (b)(d)		812,000	845,619
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4943% 9/10/49 (d)		600,000	586,192
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5769% 12/25/43 (d)(m)		1,640,000	129,187
Series K012 Class X3, 2.2519% 1/25/41 (d)(m)		1,770,272	124,474
Series K013 Class X3, 2.9089% 1/25/43 (d)(m)		820,000	73,786
Series KAIV Class X2, 3.6147% 6/25/46 (d)(m)		420,000	50,778
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2029% 9/25/45 (b)(d)		1,815,000	1,960,864
Series 2011-K10 Class B, 4.625% 11/25/49 (b)(d)		500,000	533,126
Series 2011-K11 Class B, 4.4236% 12/25/48 (b)(d)		750,000	794,877
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		18,910,000	19,358,487
Class CFX, 3.3822% 12/15/34 (b)(d)		14,152,000	14,440,222
Class DFX, 3.3822% 12/15/34 (b)(d)		27,804,000	28,185,076
Class EFX, 3.3822% 12/15/34 (b)(d)		1,750,000	1,761,657
Class FFX, 3.3822% 12/15/34 (b)(d)		1,915,000	1,911,888
Class GFX, 3.3822% 12/15/34 (b)(d)		1,096,000	1,084,760
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		1,643,960	1,642,157
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		183,677	177,156
Series 1997-C2 Class G, 6.75% 4/15/29 (d)		59,855	60,238
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	766,641
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.1589% 2/15/27 (b)(d)(e)		291,000	291,777
Class E, 1 month U.S. LIBOR + 4.100% 5.2589% 2/15/27 (b)(d)(e)		378,000	369,584
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		357,000	362,759
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0552% 8/10/43 (b)(d)		617,000	639,164
Class F, 4% 8/10/43 (b)		516,000	414,978
Class X, 1.3949% 8/10/43 (b)(d)(m)		4,805,470	157,093
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.1832% 12/10/43 (b)(d)		720,000	741,443
Class XA, 0.1326% 12/10/43 (b)(d)(m)		3,208,430	13,199
Series 2011-GC3 Class D, 5.6323% 3/10/44 (b)(d)		294,000	310,457
Series 2011-GC5:
Class C, 5.399% 8/10/44 (b)(d)		1,050,000	1,137,958
Class D, 5.399% 8/10/44 (b)(d)		1,500,000	1,447,545
Class E, 5.399% 8/10/44 (b)(d)		711,000	575,317
Class F, 4.5% 8/10/44 (b)		1,020,000	718,893
Series 2012-GC6:
Class D, 5.6522% 1/10/45 (b)(d)		1,156,000	1,116,605
Class E, 5% 1/10/45 (b)(d)		412,000	355,444
Series 2012-GC6I Class F, 5% 1/10/45 (d)		390,000	258,886
Series 2012-GCJ7:
Class C, 5.7016% 5/10/45 (d)		630,000	671,007
Class D, 5.7016% 5/10/45 (b)(d)		2,204,000	2,170,380
Class E, 5% 5/10/45 (b)		1,311,000	1,067,436
Class F, 5% 5/10/45 (b)		2,079,000	1,246,217
Series 2012-GCJ9:
Class D, 4.833% 11/10/45 (b)(d)		1,972,000	1,889,391
Class E, 4.833% 11/10/45 (b)(d)		1,290,000	1,159,410
Series 2013-GC10 Class D, 4.4098% 2/10/46 (b)(d)		920,000	896,157
Series 2013-GC12:
Class D, 4.4464% 6/10/46 (b)(d)		219,000	190,330
Class XA, 1.5475% 6/10/46 (d)(m)		30,275,933	1,844,386
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(d)		1,858,000	1,740,561
Series 2013-GC16:
Class C, 5.3202% 11/10/46 (d)		662,844	729,013
Class D, 5.3202% 11/10/46 (b)(d)		1,009,000	970,380
Class F, 3.5% 11/10/46 (b)		999,000	708,254
Series 2014-GC20 Class XA, 1.0078% 4/10/47 (d)(m)		183,738,667	9,454,898
Series 2015-GC34 Class XA, 1.3631% 10/10/48 (d)(m)		29,269,603	2,412,345
Series 2016-GS2 Class C, 4.5297% 5/10/49 (d)		699,000	751,425
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,372,711
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	732,798
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,089,137
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		495,000	504,062
Class F, 4.0667% 2/10/29 (b)(d)		1,520,000	1,435,350
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	908,676
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 4.4756% 7/15/29 (b)(d)(e)		617,000	621,780
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,134,000	902,003
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	568,379
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 3.8767% 7/17/34 (b)(d)(e)		229,000	232,701
Class F, 1 month U.S. LIBOR + 3.539% 4.7657% 7/17/34 (b)(d)(e)		332,000	335,425
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.15% 6/15/34 (b)(d)(e)		336,000	336,868
Class FFL, 1 month U.S. LIBOR + 2.850% 3.85% 6/15/34 (b)(d)(e)		108,000	108,274
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1728% 4/15/47 (d)(m)		23,691,215	704,700
Series 2014-C22 Class D, 4.5594% 9/15/47 (b)(d)		525,000	444,466
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	161,489
Series 2014-C26 Class D, 3.9251% 1/15/48 (b)(d)		707,000	604,257
Series 2015-C30 Class XA, 0.6938% 7/15/48 (d)(m)		83,775,475	2,832,968
Series 2015-C32 Class C, 4.6678% 11/15/48 (d)		1,907,000	1,921,445
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,181,866
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	896,782
Class D, 3.0962% 12/15/49 (b)(d)		1,148,000	894,203
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	458,507
Series 2003-C1 Class F, 5.4834% 1/12/37 (b)(d)		203,055	201,980
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		380,000	423,994
Class D, 7.4453% 12/5/27 (b)(d)		1,885,000	2,076,352
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		695,000	749,464
Series 2012-CBX:
Class C, 5.2132% 6/15/45 (d)		250,000	265,504
Class D, 5.2132% 6/16/45 (b)(d)		690,000	711,308
Class E, 5.2132% 6/15/45 (b)(d)		1,043,000	1,059,620
Class F, 4% 6/15/45 (b)		988,000	799,219
Class G 4% 6/15/45 (b)		1,079,000	679,874
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		170,000	174,979
Series 2004-LN2 Class D, 5.3686% 7/15/41 (d)		420,000	4,776
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (d)		462,000	465,115
Class F, 5.01% 7/15/42 (d)		189,000	190,503
Series 2011-C3:
Class E, 5.6136% 2/15/46 (b)(d)		700,000	703,014
Class H, 4.409% 2/15/46 (b)(d)		756,000	546,108
Class J, 4.409% 2/15/46 (b)(d)		106,000	65,190
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(d)		1,130,000	1,171,090
Class F, 3.873% 7/15/46 (b)		105,000	88,732
Class H, 3.873% 7/15/46 (b)		674,250	477,604
Class NR, 3.873% 7/15/46 (b)		385,000	236,303
Class TAC1, 7.99% 7/15/46 (b)		725,430	726,889
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,976
Series 2011-C5:
Class B. 5.4073% 8/15/46 (b)(d)		1,140,000	1,256,021
Class C, 5.4073% 8/15/46 (b)(d)		650,648	711,153
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,163,000	1,172,625
Class D, 4.2599% 4/15/46 (d)		1,800,000	1,667,514
Class F, 3.25% 4/15/46 (b)(d)(g)		1,682,000	953,161
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		816,000	779,049
Class E, 3.8046% 6/10/27 (b)(d)		1,169,000	1,103,875
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,155,000	1,140,910
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (b)(d)(e)		15,063,000	15,124,706
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,218,000	1,200,817
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(d)		14,775	14,744
Series 2007-C7 Class A3, 5.866% 9/15/45		3,554,300	3,556,478
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		588,000	641,760
Class E, 4.6485% 2/10/36 (b)(d)		1,050,000	1,070,302
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (b)(d)(e)		9,947,721	9,977,060
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9066% 1/20/41 (b)(d)		256,000	258,916
Class E, 4.9066% 1/20/41 (b)(d)		400,000	373,478
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (d)		78,610	78,309
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.5659% 5/12/39 (d)		508,018	511,170
Series 2008-C1 Class A4, 5.69% 2/12/51		678,968	679,137
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	736,471
Series 2012-C5 Class E, 4.6895% 8/15/45 (b)(d)		150,000	145,477
Series 2012-C6 Class D, 4.6094% 11/15/45 (b)(d)		1,357,000	1,369,130
Series 2013-C12 Class D, 4.7643% 10/15/46 (b)(d)		1,000,000	957,186
Series 2013-C13:
Class D, 4.8901% 11/15/46 (b)(d)		1,019,000	977,703
Class E, 4.8901% 11/15/46 (b)(d)		887,000	703,343
Series 2013-C7:
Class D, 4.2591% 2/15/46 (b)(d)		1,111,000	1,043,013
Class E, 4.2591% 2/15/46 (b)(d)		340,000	262,188
Series 2013-C8 Class D, 4.0614% 12/15/48 (b)(d)		400,000	366,570
Series 2013-C9:
Class C, 4.0394% 5/15/46 (d)		790,000	799,034
Class D, 4.1274% 5/15/46 (b)(d)		1,747,000	1,627,908
Series 2014-C17 Class XA, 1.2428% 8/15/47 (d)(m)		175,770,233	8,862,739
Series 2015-C25 Class XA, 1.14% 10/15/48 (d)(m)		47,445,537	3,255,272
Series 2016-C30:
Class C, 4.1325% 9/15/49 (d)		417,000	423,720
Class D, 3% 9/15/49 (b)		452,000	343,806
Series 2016-C31:
Class C, 4.3205% 11/15/49 (d)		946,000	962,490
Class D, 3% 11/15/49 (b)(d)		703,000	513,750
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	671,584
Class D, 3.396% 12/15/49 (b)		924,000	699,560
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	713,595
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4207% 3/15/45 (b)(d)		1,483,000	1,321,500
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		24,218	24,109
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		147,337	143,653
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		194,876	194,573
Class O, 5.91% 11/15/31 (b)		160,561	139,810
Series 2011-C1:
Class D, 5.4143% 9/15/47 (b)(d)		1,760,000	1,887,527
Class E, 5.4143% 9/15/47 (b)(d)		573,100	614,472
Series 2011-C2:
Class D, 5.483% 6/15/44 (b)(d)		1,272,000	1,328,820
Class E, 5.483% 6/15/44 (b)(d)		600,000	574,046
Class F, 5.483% 6/15/44 (b)(d)		550,000	469,005
Class XB, 0.5345% 6/15/44 (b)(d)(m)		9,001,008	163,324
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(d)		1,000,000	1,076,928
Class D, 5.155% 7/15/49 (b)(d)		1,130,000	1,172,553
Class E, 5.155% 7/15/49 (b)(d)		505,000	505,866
Class G, 5.155% 7/15/49 (b)(d)		957,000	835,872
Series 2012-C4:
Class D, 5.4207% 3/15/45 (b)(d)		330,000	343,969
Class F, 3.07% 3/15/45 (b)		623,000	449,205
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		656,000	703,564
Class F, 4.295% 9/9/32 (b)(d)		651,000	657,251
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		1,436,000	1,430,211
Series 2015-MS1:
Class C, 4.0299% 5/15/48 (d)		734,000	734,914
Class D, 4.0299% 5/15/48 (b)(d)		1,260,000	1,094,608
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	641,653
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,094,653
Class D, 3.9111% 11/15/49 (d)		946,000	962,571
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5741% 7/15/33 (b)(d)		102,509	106,457
Motel 6 Trust:
Series 2017-M6MZ, 1 month U.S. LIBOR + 6.927% 8.1565% 8/15/19 (b)(d)(e)		500,000	499,051
Series 2017-MTL6, 1 month U.S. LIBOR + 4.250% 5.48% 8/15/34 (b)(d)(e)		2,961,000	2,953,694
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		23,867,000	24,111,928
Class B, 4.181% 11/15/34 (b)		8,435,000	8,584,275
Class C, 5.205% 11/15/34 (b)		5,900,000	6,088,566
Class D, 6.55% 11/15/34 (b)		2,209,000	2,221,601
Class E, 6.8087% 11/15/34 (b)		615,000	584,982
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		278,000	270,160
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		369,357	381,907
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		972,724	1,197,910
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	25,051	19,877
Class K, 4.456% 9/12/38 (b)	CAD	18,000	14,190
Class L, 4.456% 9/12/38 (b)	CAD	26,000	20,322
Class M, 4.456% 9/12/38 (b)	CAD	104,391	79,099
Series 2007-1 Class M, 4.57% 4/12/23	CAD	109,733	86,077
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 4.5704% 11/15/26 (b)(d)(e)		1,698,000	1,624,011
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.4756% 11/15/27 (b)(d)(e)		1,683,000	1,669,040
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4751% 8/15/39 (d)		23,315	23,530
Series 2007-C4 Class F, 5.4751% 8/15/39 (d)		820,000	757,999
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5456% 5/10/45 (b)(d)		1,197,000	1,219,328
Class E, 5% 5/10/45 (b)(d)		537,000	459,391
Class F, 5% 5/10/45 (b)(d)		682,700	464,415
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		310,000	308,915
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		970,000	939,208
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		1,299,000	1,278,912
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	195,950
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(d)(m)		20,614,217	358,135
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		569,000	597,003
Class D, 4.7706% 10/15/45 (b)(d)		1,621,000	1,582,855
Class E, 4.7706% 10/15/45 (b)(d)		284,000	235,310
Series 2013-LC12 Class C, 4.2949% 7/15/46 (d)		760,000	774,780
Series 2015-C31 Class XA, 1.1023% 11/15/48 (d)(m)		38,245,325	2,554,313
Series 2015-NXS4 Class E, 3.601% 12/15/48 (b)(d)		588,000	443,184
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	663,361
Class D, 3% 8/15/49 (b)		447,000	366,761
Series 2016-C34 Class XA, 2.1801% 6/15/49 (d)(m)		34,403,357	4,378,563
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,161,727
Series 2016-LC25 Class C, 4.4365% 12/15/59 (d)		903,000	908,377
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	933,285
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,364,000	1,099,260
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	466,266
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	213,297
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	383,054
Class D, 5.6401% 3/15/44 (b)(d)		800,000	747,035
Class E, 5% 3/15/44 (b)		890,000	800,911
Class F, 5% 3/15/44 (b)		693,000	482,507
Series 2011-C4:
Class D, 5.2472% 6/15/44 (b)(d)		408,000	405,075
Class E, 5.2472% 6/15/44 (b)(d)		439,432	428,159
Series 2011-C5:
Class C, 5.6722% 11/15/44 (b)(d)		260,000	286,903
Class D, 5.6722% 11/15/44 (b)(d)		600,000	628,023
Class E, 5.6722% 11/15/44 (b)(d)		1,853,000	1,912,001
Class F, 5.25% 11/15/44 (b)(d)		933,000	816,353
Class G, 5.25% 11/15/44 (b)(d)		329,000	268,477
Class XA, 1.7625% 11/15/44 (b)(d)(m)		4,030,409	233,906
Series 2012-C10:
Class E, 4.4564% 12/15/45 (b)(d)		1,190,000	903,064
Class F, 4.4564% 12/15/45 (b)(d)		1,726,000	949,795
Series 2012-C6 Class D, 5.5804% 4/15/45 (b)(d)		540,000	546,623
Series 2012-C7:
Class C, 4.8297% 6/15/45 (d)		1,270,000	1,310,390
Class E, 4.8297% 6/15/45 (b)(d)		2,501,000	2,135,891
Class F, 4.5% 6/15/45 (b)		357,000	266,376
Class G, 4.5% 6/15/45 (b)		1,076,000	679,036
Series 2012-C8:
Class D, 4.8926% 8/15/45 (b)(d)		650,000	652,736
Class E, 4.8926% 8/15/45 (b)(d)		335,000	328,241
Series 2013-C11:
Class D, 4.2069% 3/15/45 (b)(d)		870,000	798,989
Class E, 4.2069% 3/15/45 (b)(d)		1,750,000	1,355,591
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(d)		600,000	561,871
Series 2013-C16 Class D, 4.9803% 9/15/46 (b)(d)		193,000	187,662
Series 2013-UBS1 Class D, 4.6251% 3/15/46 (b)(d)		756,000	714,692
Series 2014-C21 Class XA, 1.1412% 8/15/47 (d)(m)		105,878,755	5,772,743
Series 2014-C24 Class XA, 0.9591% 11/15/47 (d)(m)		34,755,336	1,738,695
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9459% 11/15/29 (b)(d)(e)		1,054,900	1,056,878
Class G, 1 month U.S. LIBOR + 3.001% 4.2456% 11/15/29 (b)(d)(e)		456,347	448,999
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		489,000	381,678
Class PR2, 3.516% 6/5/35 (b)(d)		1,260,000	929,851
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $500,984,281)			506,587,713

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,955,576
7.3% 10/1/39		27,595,000	40,949,048
7.5% 4/1/34		9,105,000	13,420,679
7.55% 4/1/39		18,745,000	29,153,161
7.6% 11/1/40		14,220,000	22,584,773
7.625% 3/1/40		10,110,000	15,718,320
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,464,587
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,483,878
Series 2012 B, 5.432% 1/1/42		3,285,000	3,250,639
Series 2014 B, 6.314% 1/1/44		16,855,000	18,070,246
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,549,429
4.95% 6/1/23		24,240,000	25,205,722
5.1% 6/1/33		63,045,000	63,344,464
Series 2010-1, 6.63% 2/1/35		11,945,000	13,181,785
Series 2010-3:
5.547% 4/1/19		330,000	341,441
6.725% 4/1/35		17,810,000	19,600,261
7.35% 7/1/35		8,165,000	9,414,082
Series 2010-5, 6.2% 7/1/21		6,528,000	6,918,636
Series 2011:
5.665% 3/1/18		21,275,000	21,627,527
5.877% 3/1/19		77,850,000	81,016,160
Series 2013:
2.69% 12/1/17		3,365,000	3,367,995
3.14% 12/1/18		3,490,000	3,500,191
TOTAL MUNICIPAL SECURITIES
(Cost $395,133,512)			417,118,600

Foreign Government and Government Agency Obligations - 0.8%
Arab Republic 5.875% 6/11/25 (b)		$535,000	$542,860
Arab Republic of Egypt:
5.875% 6/11/25		1,125,000	1,141,529
6.125% 1/31/22 (b)		3,100,000	3,227,106
7.5% 1/31/27 (b)		600,000	661,800
8.5% 1/31/47 (b)		2,780,000	3,113,600
Argentine Republic:
5.625% 1/26/22		2,030,000	2,123,380
6.875% 4/22/21		12,240,000	13,304,880
7.125% 6/28/2117 (b)		1,355,000	1,336,708
7.5% 4/22/26		425,000	475,150
Barbados Government:
7% 8/4/22 (b)		825,000	746,625
7.25% 12/15/21 (b)		90,000	82,800
Belarus Republic:
6.875% 2/28/23 (b)		1,910,000	2,045,801
7.625% 6/29/27 (b)		955,000	1,051,646
8.95% 1/26/18		5,940,000	6,081,206
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,105,050
5.625% 1/7/41		13,135,000	13,151,419
7.125% 1/20/37		4,785,000	5,658,263
8.25% 1/20/34		5,895,000	7,634,025
Buenos Aires Province:
6.5% 2/15/23 (b)		1,350,000	1,410,480
9.95% 6/9/21 (b)		2,815,000	3,241,473
10.875% 1/26/21 (b)		1,125,000	1,288,125
10.875% 1/26/21 (Reg. S)		6,025,000	6,898,625
Cameroon Republic 9.5% 11/19/25 (b)		300,000	353,862
City of Buenos Aires 8.95% 2/19/21 (b)		810,000	901,125
Colombian Republic:
6.125% 1/18/41		5,000	5,931
7.375% 9/18/37		1,320,000	1,749,000
10.375% 1/28/33		1,875,000	2,864,063
Costa Rican Republic 7% 4/4/44 (b)		1,150,000	1,208,938
Croatia Republic:
5.5% 4/4/23 (b)		660,000	733,080
6% 1/26/24 (b)		600,000	684,072
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	373,275
6.25% 10/4/20 (b)		330,000	353,074
6.25% 7/27/21 (b)		360,000	387,558
Dominican Republic:
5.95% 1/25/27 (b)		1,505,000	1,632,925
6.6% 1/28/24 (b)		520,000	585,000
6.85% 1/27/45 (b)		745,000	838,125
6.875% 1/29/26 (b)		1,220,000	1,403,000
7.45% 4/30/44 (b)		1,265,000	1,514,838
Ecuador Republic:
8.75% 6/2/23 (b)		575,000	585,781
9.65% 12/13/26 (b)		575,000	603,031
10.5% 3/24/20 (b)		425,000	454,219
El Salvador Republic:
7.375% 12/1/19 (b)		565,000	583,363
7.65% 6/15/35 (Reg. S)		50,000	49,875
8.625% 2/28/29 (b)		280,000	306,950
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	350,455
2.5% 8/15/46	EUR	815,000	1,298,982
4% 1/4/37	EUR	1,645,000	3,063,177
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,685,287
7.75% 1/17/38 (b)		2,445,000	3,492,399
8.5% 10/12/35 (Reg. S)		2,385,000	3,545,834
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		200,000	209,149
7.25% 4/15/19 (b)		2,530,000	2,642,398
8.25% 4/15/24 (b)		625,000	703,893
Lebanese Republic:
4% 12/31/17		1,239,250	1,236,400
5% 10/12/17		2,045,000	2,045,000
5.15% 6/12/18		2,720,000	2,734,993
5.15% 11/12/18		1,260,000	1,268,127
5.45% 11/28/19		1,370,000	1,374,768
6% 5/20/19		1,785,000	1,808,444
Mongolian People's Republic 8.75% 3/9/24 (b)		1,930,000	2,181,288
Panamanian Republic 9.375% 4/1/29		365,000	552,063
Peruvian Republic 4% 3/7/27 (g)(q)		1,360,000	1,347,708
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,926,562
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,480,000	3,718,380
7.45% 9/1/24 (b)		1,920,000	2,062,656
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		700,000	724,003
Republic of Armenia:
6% 9/30/20 (b)		2,381,000	2,524,670
7.15% 3/26/25 (b)		995,000	1,108,729
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,350,000	5,075,149
6.75% 3/9/23 (b)		1,245,000	1,266,788
Republic of Kenya 6.875% 6/24/24 (b)		885,000	928,321
Republic of Nigeria 6.75% 1/28/21 (b)		240,000	257,400
Republic of Serbia:
6.75% 11/1/24 (b)		1,147,044	1,173,344
7.25% 9/28/21 (b)		1,250,000	1,448,438
Russian Federation:
5.25% 6/23/47 (b)		1,600,000	1,664,973
5.625% 4/4/42 (b)		850,000	960,568
5.875% 9/16/43 (b)		755,000	879,575
12.75% 6/24/28 (Reg. S)		5,610,000	9,899,518
Rwanda Rep 6.625% 5/2/23 (b)		930,000	971,850
State of Qatar 9.75% 6/15/30 (b)		390,000	624,000
Sultanate of Oman 6.5% 3/8/47 (b)		770,000	804,650
Turkish Republic:
3.25% 3/23/23		245,000	234,898
5.125% 3/25/22		1,590,000	1,675,214
5.625% 3/30/21		1,600,000	1,710,618
6% 3/25/27		975,000	1,067,625
6.25% 9/26/22		3,130,000	3,453,786
6.75% 5/30/40		550,000	633,820
6.875% 3/17/36		1,795,000	2,086,580
7% 6/5/20		3,840,000	4,225,344
7.25% 3/5/38		1,150,000	1,393,800
7.375% 2/5/25		1,495,000	1,765,595
8% 2/14/34		760,000	971,797
11.875% 1/15/30		1,455,000	2,357,246
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	934,137
Ukraine Government:
7.75% 9/1/21 (b)		8,899,000	9,277,741
7.75% 9/1/22 (b)		7,759,000	8,080,999
7.75% 9/1/23 (b)		719,000	746,408
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	271,034
1.5% 7/22/47	GBP	2,000,000	2,465,409
2% 9/7/25(Reg. S)	GBP	1,285,000	1,816,365
4.25% 3/7/36	GBP	745,000	1,373,115
4.5% 9/7/34	GBP	2,135,000	3,986,550
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,426,075
Venezuelan Republic:
9.25% 9/15/27		4,270,000	1,675,975
11.95% 8/5/31 (Reg. S)		2,145,000	879,450
12.75% 8/23/22		905,000	409,513
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (d)(e)(g)		195,000	173,856
4% 3/12/28 (g)(q)		6,043,500	5,999,745
4.8% 11/19/24 (b)		550,000	583,799
6.75% 1/29/20 (b)		750,000	819,571
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $227,848,594)			244,549,640
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	849,484
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		154,425	1,775,888
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		67,596	2,056,975
Southwestern Energy Co. (r)		81,258	442,856
Warrior Met Coal, Inc. Class A		31,922	827,594
			3,327,425

TOTAL ENERGY			5,103,313

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,844,526
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	261,289
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (g)(r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			295,889

TOTAL COMMON STOCKS
(Cost $22,084,574)			9,093,212

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,231,675
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	331,110
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	500,921
			832,031

TOTAL CONVERTIBLE PREFERRED STOCKS			4,063,706

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	708,492
CYS Investments, Inc. Series B, 7.50%		17,000	425,000
MFA Financial, Inc. Series B, 7.50%		22,500	569,250
			1,702,742
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	661,500
Boston Properties, Inc. 5.25%		17,500	456,750
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	188,908
Cedar Realty Trust, Inc.:
Series B, 7.25%		8,113	204,123
Series C 6.50%		10,000	247,500
DDR Corp. Series K, 6.25%		17,823	454,487
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,005,955
Public Storage Series F 5.15%		37,000	937,580
Retail Properties America, Inc. Series A, 7.00%		24,109	615,985
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	475,691
Sun Communities, Inc. Series A, 7.125%		34,701	885,570
Taubman Centers, Inc. Series J, 6.50%		11,338	287,418
			6,421,467

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,124,209

TOTAL PREFERRED STOCKS
(Cost $12,902,246)			12,187,915
		Principal Amount(a)	Value

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 11/27/20 (d)(e)		4,541,481	4,223,577
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.2964% 11/27/21 (d)(e)		1,594,000	1,265,907
			5,489,484
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 2/1/24 (d)(e)		1,408,167	1,412,856
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4839% 2/1/25 (d)(e)		385,000	392,700
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.23% 12/31/18 (d)(e)		750,577	751,988
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.7986% 4/18/23 (d)(e)		1,110,000	1,130,124
			3,687,668
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 11/7/23 (d)(e)		1,504,391	1,509,281
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (d)(e)		7,289,232	7,305,632
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7267% 2/15/24 (d)(e)		1,990,000	2,000,786
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 7/3/20 (d)(e)		1,148,725	1,091,771
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (d)(e)		4,442,675	4,427,392
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5139% 8/22/25 (d)(e)		1,000,000	995,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 4/26/24 (d)(e)		23,476,163	23,564,198
Nord Anglia Education Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7018% 3/31/21 (d)(e)		6,790,296	6,790,296
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.456% 7/6/24 (d)(e)		2,500,000	2,505,850
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 11/8/23 (d)(e)		2,985,000	2,987,239
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 5/14/22 (d)(e)		4,777,766	4,762,859
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2389% 5/14/23 (d)(e)(g)		360,000	356,400
Weight Watchers International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.250% 4.5288% 4/2/20 (d)(e)		5,696,274	5,563,038
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 12/20/23 (d)(e)		1,990,013	2,008,679
			65,868,421
Hotels, Restaurants & Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 5/30/21 (d)(e)		2,935,970	2,926,810
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 7/1/23 (d)(e)		1,927,903	1,929,349
American Casino & Entertainment Properties LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/7/22 (d)(e)		885,254	885,812
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.7339% 2/15/24 (d)(e)		1,205,000	1,220,063
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.5569% 10/20/21 (d)(e)		4,125,923	4,124,685
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6967% 9/15/23 (d)(e)		2,212,060	2,214,404
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5113% 2/17/24 (d)(e)		5,944,968	5,924,517
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 10/11/20 (d)(e)		12,562,641	12,615,028
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 5/8/21 (d)(e)		15,460,150	15,495,554
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 8/8/21 (d)(e)		2,722,891	2,728,010
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/14/21 (d)(e)		1,691,885	1,678,282
Cedar Fair LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/13/24 (d)(e)		416,500	419,624
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/18/24 (d)(e)		3,145,000	3,149,718
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/25/24 (d)(e)		1,645,000	1,654,261
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5044% 2/1/24 (d)(e)		7,795,000	7,840,445
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5625% 4/17/24 (d)(e)		4,847,850	4,823,611
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2317% 9/8/24 (d)(e)		940,000	955,670
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 3/8/24 (d)(e)		2,244,375	2,246,238
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 8/30/23 (d)(e)		3,003,820	3,014,153
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 7/1/20 (d)(e)		1,251,851	1,262,805
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 11/30/23 (d)(e)		6,455,281	6,477,681
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0464% 2/22/23 (d)(e)		3,005,000	3,012,513
Golden Entertainment, Inc. term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (e)(s)		9,600,000	9,556,032
3 month U.S. LIBOR + 7.000% 8/11/25 (e)(s)		2,700,000	2,700,000
Golden Nugget, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.74% 11/21/19 (d)(e)		4,741,491	4,756,331
3 month U.S. LIBOR + 3.500% 4.74% 11/21/19 (d)(e)		2,031,693	2,038,052
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 4/25/24 (d)(e)		1,110,000	1,107,569
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 10/25/23 (d)(e)		4,980,616	4,995,458
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/31/24 (d)(e)		3,000,000	3,000,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (d)(e)		3,539,259	3,545,913
Landry's Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9844% 10/4/23 (d)(e)		5,911,154	5,853,875
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/10/22 (d)(e)		3,552,315	3,558,674
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/25/21 (d)(e)		1,794,000	1,794,000
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 10/14/23 (d)(e)		1,985,000	2,002,369
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7964% 1/19/24 (d)(e)		753,113	755,402
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (d)(e)		3,640,000	3,638,471
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4856% 7/28/21 (d)(e)		2,051,709	2,067,097
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (d)(e)		294,263	295,734
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5122% 8/14/24 (d)(e)		11,040,000	11,114,520
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 3/31/24 (d)(e)		1,092,263	1,060,270
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8367% 2/27/20 (d)(e)		1,534,022	1,533,071
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 6/8/23 (d)(e)		5,175,863	5,167,995
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 11/27/20 (d)(e)		1,481,519	1,488,927
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 5/31/24 (d)(e)		2,000,000	2,000,000
			160,628,993
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 3 month U.S. LIBOR + 4.750% 6.0464% 6/9/18 (d)(e)		2,000,000	2,001,260
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4789% 6/5/20 (d)(e)		2,364,871	2,351,084
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 12/16/23 (d)(e)		15,464,576	14,623,767
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 8/19/23 (d)(e)		2,462,500	2,470,823
			21,446,934
Leisure Products - 0.0%
Hayward Industries, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.4806% 8/4/24 (d)(e)		1,615,000	1,622,074
SRAM LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7572% 3/15/24 (d)(e)		1,325,523	1,332,151
			2,954,225
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 9/26/21 (d)(e)		2,635,897	2,352,538
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/28/25 (d)(e)		1,995,000	1,979,419
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 12/15/23 (d)(e)		995,000	990,025
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 12/15/22 (d)(e)		1,965,000	1,953,544
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (d)(e)		1,020,000	1,022,550
CBS Radio, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.7361% 10/17/23 (d)(e)		3,602,642	3,622,168
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.05% 7/8/22 (d)(e)		1,820,563	1,813,735
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5464% 7/8/23 (d)(e)		465,000	464,419
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4806% 6/7/23 (d)(e)		6,067,375	5,630,039
Charter Communication Operating LLC:
term loan:
3 month U.S. LIBOR + 2.000% 3.24% 7/1/20 (d)(e)		1,462,904	1,466,561
3 month U.S. LIBOR + 2.000% 3.24% 1/3/21 (d)(e)		4,369,714	4,379,415
Tranche H, term loan 3 month U.S. LIBOR + 2.000% 3.24% 1/15/22 (d)(e)		987,500	990,097
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.49% 1/15/24 (d)(e)		6,255,813	6,283,588
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 7.9889% 1/30/19 (d)(e)		10,365,000	8,292,000
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 5/22/24 (d)(e)		1,440,000	1,450,800
Entercom Radio, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7152% 11/1/23 (d)(e)		1,431,250	1,432,323
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 10/18/19 (d)(e)		5,115,118	4,417,365
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 5/29/21 (d)(e)		4,595,606	4,423,270
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.26% 12/18/20 (d)(e)		5,588,474	5,595,460
Karman Buyer Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 7/25/21 (d)(e)		1,458,338	1,401,098
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.7964% 7/25/22 (d)(e)		1,620,000	1,475,723
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8036% 1/7/22 (d)(e)		3,620,000	3,597,375
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.2339% 12/8/23 (d)(e)		2,350,000	2,367,625
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.2339% 5/4/22 (d)(e)		6,816,150	6,686,234
Montreign Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 9.4839% 1/19/23 (d)(e)		2,770,000	2,790,775
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 7/17/25 (d)(e)		2,644,896	2,626,170
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2289% 10/4/23 (d)(e)		5,063,559	5,062,952
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 10/24/21 (d)(e)		3,917,591	3,953,515
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9856% 8/23/24 (d)(e)		2,060,000	2,070,300
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 8/14/20 (d)(e)		8,627,193	8,639,788
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (d)(e)		4,130,000	4,109,350
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9767% 1/31/25 (d)(e)		5,000,000	5,009,700
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4783% 8/19/23 (d)(e)		9,075,000	9,050,044
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 4/15/25 (d)(e)		4,610,000	4,596,170
			121,996,135
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (d)(e)		11,732,859	11,547,127
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.243% 6/15/23 (d)(e)		1,334,913	1,336,581
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2423% 7/2/22 (d)(e)		5,150,094	3,429,963
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3% 10/11/19 (d)(e)		1,860,847	1,452,633
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.3187% 8/19/22 (d)(e)		4,686,512	4,688,715
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 1/26/23 (d)(e)		5,608,934	4,708,700
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (d)(e)		14,155,206	12,430,111
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (e)(f)		2,089,734	87,079
			28,133,782
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7317% 12/11/21 (d)(e)		4,554,353	4,577,124

TOTAL CONSUMER DISCRETIONARY			426,329,893

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0572% 12/16/23 (d)(e)		1,990,000	1,997,463
Food & Staples Retailing - 0.2%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.9839% 8/25/21 (d)(e)		15,535,240	15,063,591
3 month U.S. LIBOR + 3.000% 4.2933% 12/21/22 (d)(e)		6,619,403	6,419,431
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (d)(e)		4,823,800	4,683,090
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.71% 2/3/25 (d)(e)		2,865,000	2,748,853
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9681% 2/3/24 (d)(e)		8,830,325	8,496,009
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.74% 6/28/20 (d)(e)		1,072,224	1,002,530
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 10/21/21 (d)(e)		3,853,871	3,839,419
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2283% 6/16/23 (d)(e)		6,239,363	6,265,006
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0464% 6/30/22 (d)(e)		2,913,000	2,752,785
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2339% 6/30/21 (d)(e)		3,332,336	3,330,936
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7721% 11/15/22 (d)(e)		4,033,000	3,864,945
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.99% 6/27/23 (d)(e)		3,465,000	3,475,776
			61,942,371
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 3/20/24 (d)(e)		807,975	811,005
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 10/7/23 (d)(e)		4,335,357	4,363,797
Hostess Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 8/3/22 (d)(e)		1,056,652	1,059,029
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22 (d)(e)		4,234,388	4,183,236
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/24/24 (d)(e)		5,840,000	5,846,249
			16,263,316
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/26/24 (d)(e)		2,084,842	2,087,115

TOTAL CONSUMER STAPLES			82,290,265

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3169% 7/31/20 (d)(e)		3,371,806	3,262,222
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.96% 9/2/21 (d)(e)		6,065,149	3,899,891
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)		1,493,878	1,505,082
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 4/16/21 (d)(e)		2,335,000	2,092,744
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 6/3/18 (d)(e)		1,340,501	447,727
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 2/21/21 (d)(e)		3,071,204	1,974,201
Summit Midstream Partners LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2339% 5/16/22 (d)(e)		3,000,000	3,037,500
			16,219,367
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (d)(e)		2,127,522	2,136,032
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 5/18/23 (d)(e)		2,000,000	2,010,000
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5072% 6/22/24 (d)(e)		5,470,000	5,501,890
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6033% 12/31/21 (d)(e)		4,480,000	4,741,318
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (d)(e)		5,900,000	6,263,853
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9324% 5/16/21 (d)(e)		2,832,000	2,750,580
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.7964% 5/12/18 (d)(e)		2,569,041	2,585,097
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 7/29/21 (d)(e)		522,566	522,457
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.2283% 6/19/19 (d)(e)		5,527,140	5,496,077
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0464% 3/28/22 (d)(e)		1,995,000	1,866,981
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2306% 3/1/24 (d)(e)		2,500,000	2,353,125
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8% 8/19/21 (d)(e)		7,208,121	7,136,040
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2283% 2/15/24 (d)(e)		2,857,838	2,897,133
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0464% 12/19/20 (d)(e)		6,172,692	5,720,048
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.2964% 4/3/19 (d)(e)		1,004,700	954,465
Peabody Energy Corp. term loan 3 month U.S. LIBOR + 4.500% 5.7339% 3/31/22 (d)(e)		3,358,421	3,381,090
			56,316,186

TOTAL ENERGY			72,535,553

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (d)(e)		3,045,000	3,038,149
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8039% 2/4/21 (d)(e)		756,307	755,362
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2281% 9/11/22 (d)(e)		2,505,000	2,379,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9781% 9/11/21 (d)(e)		1,949,135	1,928,026
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7344% 8/25/22 (d)(e)		2,000,000	2,017,500
			10,118,787
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9806% 3/20/22 (d)(e)		4,300,000	4,311,696
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/6/23 (d)(e)		4,118,000	4,138,590
Extell Boston 5.154% 8/31/21 (d)		1,137,495	1,142,841
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 1.375% 7/14/22 (d)(e)		3,000,000	3,024,000
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/30/22 (d)(e)		2,000,000	2,007,500
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5486% 7/3/24 (d)(e)		1,385,000	1,400,581
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 7/3/24 (d)(e)		1,000,000	1,007,080
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7992% 6/30/24 (d)(e)		1,755,000	1,761,581
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 2/10/24 (d)(e)		2,743,125	2,736,267
Peak 10 Holding Corp. term loan 3 month U.S. LIBOR + 3.500% 4.8106% 8/1/24 (d)(e)		1,000,000	996,250
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 4/9/23 (d)(e)		4,893,918	4,895,142
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/18/23 (d)(e)		2,973,769	2,981,203
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/30/23 (d)(e)		1,488,750	1,493,216
			31,895,947
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 11/22/23 (d)(e)		5,715,675	5,779,976
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (d)(e)		3,934,884	3,931,775
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.9839% 1/25/25 (d)(e)		275,000	280,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1759% 1/25/24 (d)(e)		1,492,500	1,493,440
Asurion LLC:
term loan 3 month U.S. LIBOR + 6.000% 7.2389% 8/4/25 (d)(e)		3,935,000	4,015,353
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 11/3/23 (d)(e)		7,640,624	7,669,276
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9806% 8/4/22 (d)(e)		4,692,706	4,702,983
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3115% 10/2/20 (d)(e)		4,800,547	4,814,853
USI, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/16/24 (e)(s)		4,895,000	4,856,232
Tranche, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (d)(e)		4,680,000	4,651,733
			42,196,121
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5643% 11/4/21 (d)(e)		5,259,168	5,267,635
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/25/23 (d)(e)		4,810,385	4,818,418
			10,086,053
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (d)(e)		1,278,608	1,270,936

TOTAL FINANCIALS			95,567,844

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.48% 6/18/22 (d)(e)		1,848,209	1,843,977
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 6/22/24 (d)(e)		2,825,000	2,808,530
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 3/21/24 (d)(e)		1,910,213	1,917,376
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 6/30/21 (d)(e)		8,960,017	8,976,682
			15,546,565
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.0669% 12/31/19 (d)(e)		1,474,840	1,470,475
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (d)(e)		10,722,179	10,663,421
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3% 12/1/23 (d)(e)		11,474,844	11,552,299
Equian LLC Tranche DD, term loan 3 month U.S. LIBOR + 3.750% 5.0156% 5/19/24 (d)(e)(t)		631,765	637,293
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/30/24 (d)(e)		1,260,000	1,257,896
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 2/15/24 (d)(e)		2,985,019	2,997,824
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 3/18/23 (d)(e)		7,920,150	7,942,406
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (d)(e)		3,502,491	3,490,442
Milk Specialties Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 8/16/23 (d)(e)		659,863	664,812
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 6/7/23 (d)(e)		2,273,055	2,281,101
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 7/31/22 (d)(e)		1,169,032	1,167,571
Precyse Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 10/20/22 (d)(e)		505,000	506,894
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4861% 6/23/24 (d)(e)		1,000,000	993,750
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2964% 12/31/23 (d)(e)		3,000,000	2,925,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 12/31/22 (d)(e)		7,411,363	7,235,343
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 2/11/23 (d)(e)		3,519,412	3,554,606
			59,341,133
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4839% 10/21/24 (d)(e)		1,000,000	1,018,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 10/21/23 (d)(e)		2,985,000	2,996,194
Project Ruby Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 2/9/24 (d)(e)		996,819	1,000,138
			5,015,082
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. term loan:
3 month U.S. LIBOR + 3.250% 4.4889% 7/27/24 (d)(e)		1,105,000	1,105,000
3 month U.S. LIBOR + 7.000% 8.2389% 7/27/25 (d)(e)		580,000	587,250
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8/11/24 (e)(s)		5,000,000	5,010,000
			6,702,250
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7339% 2/15/23 (d)(e)		2,486,844	2,497,736
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8167% 8/18/22 (d)(e)		2,540,000	2,546,350
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 3/27/23 (d)(e)		4,000,000	4,014,360
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (d)(e)		15,327,281	15,582,787
			24,641,233

TOTAL HEALTH CARE			111,246,263

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/15/24 (d)(e)		1,641,750	1,639,698
Gemini HDPE LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 8/7/21 (d)(e)		982,217	984,673
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2639% 8/22/24 (d)(e)		7,770,000	7,776,915
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.2928% 6/4/21 (d)(e)		4,955,713	4,961,362
Tranche E, term loan 3 month U.S. LIBOR + 3.000% 4.258% 5/14/22 (d)(e)		983,262	984,265
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/9/23 (d)(e)		13,158,886	13,173,887
			29,520,800
Airlines - 0.1%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2306% 10/10/21 (d)(e)		6,241,462	6,241,462
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 12/14/23 (d)(e)		4,445,000	4,454,735
			10,696,197
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 4/1/23 (d)(e)		3,805,343	3,814,856
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 10/17/23 (d)(e)		992,500	993,989
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 7/1/22 (d)(e)		1,722,982	1,732,028
			6,540,873
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5217% 6/21/24 (d)(e)		9,075,000	9,096,417
Garda World Security Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3154% 5/26/24 (d)(e)		854,322	858,952
GCA Services Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0052% 3/1/23 (d)(e)		2,203,799	2,209,308
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 6.000% 7.2964% 12/31/21 (d)(e)		2,983,255	2,995,934
Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 2/9/22 (d)(e)		1,366,171	1,370,160
Hd Supply Waterworks Ltd. term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (d)(e)		3,055,000	3,058,819
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 3/9/23 (d)(e)		1,121,765	1,125,971
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 4/7/21 (d)(e)		14,409,122	14,418,200
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5611% 6/1/22 (d)(e)		1,825,904	1,835,033
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7964% 6/30/19 (d)(e)		1,088,986	1,097,153
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5625% 2/1/24 (d)(e)		1,350,582	1,226,774
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 5/2/22 (d)(e)		11,280,902	11,332,004
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 12/8/23 (d)(e)(g)		2,487,500	2,512,375
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2342% 12/18/20 (d)(e)		2,687,755	2,695,496
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/3/23 (d)(e)		3,786,435	3,801,316
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 1/15/21 (d)(e)		2,496,496	2,521,461
			62,155,373
Construction & Engineering - 0.0%
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 5/21/22 (d)(e)		3,160,131	3,168,031
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (d)(e)		3,225,981	3,244,788
Machinery - 0.1%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0128% 5/18/24 (d)(e)		1,735,650	1,738,549
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0122% 7/30/24 (d)(e)		1,030,000	1,028,589
NN, Inc. term loan 3 month U.S. LIBOR + 3.750% 4.9839% 4/3/21 (d)(e)		1,485,000	1,492,425
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 3/13/22 (d)(e)		3,784,855	3,799,049
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 3/31/24 (d)(e)		393,004	394,164
			8,452,776
Marine - 0.0%
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.79% 6/22/22 (d)(e)		2,990,000	2,967,575
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.23% 9/14/20 (d)(e)		2,962,500	2,947,688
			5,915,263
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 4/4/24 (d)(e)		3,366,563	3,381,981
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 5/4/22 (d)(e)		1,405,732	1,412,760
			4,794,741
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5614% 2/9/23 (d)(e)		2,097,368	2,098,249
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 9.9889% 11/12/20 (d)(e)		1,155,345	915,611
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 7/7/22 (d)(e)		1,994,924	2,010,385
Standardaero Aviation Holdings In term loan 3 month U.S. LIBOR + 3.750% 7/7/22 (e)(s)		1,290,000	1,293,225
			4,219,221

TOTAL INDUSTRIALS			140,806,312

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4839% 9/27/23 (d)(e)		2,599,750	2,631,597
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (d)(e)		5,516,175	5,438,011
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2306% 1/19/21 (d)(e)		1,960,088	1,958,872
			10,028,480
Electronic Equipment & Components - 0.0%
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2339% 1/31/24 (d)(e)		1,990,000	2,007,413
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 2/15/24 (d)(e)		6,747,748	6,759,017
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 2/1/22 (d)(e)		2,202,901	2,195,830
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.7344% 10/16/23 (d)(e)		405,000	384,750
Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7344% 10/16/22 (d)(e)		1,913,099	1,889,185
TTM Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 5/31/21 (d)(e)		2,517,744	2,546,068
			15,782,263
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 8/16/23 (d)(e)		1,820,426	1,823,157
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.49% 10/19/24 (d)(e)		725,000	733,156
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.48% 10/19/23 (d)(e)		4,950,000	4,971,681
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0372% 5/22/24 (d)(e)		1,440,000	1,454,400
Datapipe, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0464% 3/15/19 (d)(e)		6,207,974	6,223,494
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3171% 2/9/23 (d)(e)		10,932,436	11,039,464
Mh Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.82% 8/16/24 (d)(e)		2,000,000	1,988,340
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3104% 11/3/23 (d)(e)		10,705,075	10,713,960
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 5/12/21 (d)(e)		927,717	932,356
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2361% 7/13/23 (d)(e)		12,862,934	12,834,764
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0606% 12/30/21 (d)(e)		1,575,000	1,586,813
			54,301,585
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7017% 9/15/20 (d)(e)		7,588,745	7,576,071
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (d)(e)		1,995,000	1,991,668
Equian LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0664% 5/19/24 (d)(e)		2,053,235	2,071,201
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4861% 7/10/22 (d)(e)		12,488,329	12,472,719
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 4/22/23 (d)(e)		1,241,499	1,241,499
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.4861% 1/18/25 (d)(e)		1,000,000	996,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4861% 1/18/24 (d)(e)		3,097,238	3,116,595
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2556% 5/1/25 (d)(e)		290,000	291,088
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7556% 5/1/24 (d)(e)		1,025,000	1,025,646
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3119% 8/8/25 (d)(e)		700,000	707,000
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5585% 1/8/20 (d)(e)		429,456	431,200
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0619% 8/8/24 (d)(e)		2,440,000	2,458,300
RP Crown Parent, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/12/23 (d)(e)		4,397,900	4,427,762
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2317% 5/1/24 (d)(e)		5,370,000	5,386,110
WEX, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 7/1/23 (d)(e)		3,210,642	3,231,929
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 12/7/23 (d)(e)		3,507,375	3,535,434
			50,960,472
Semiconductors & Semiconductor Equipment - 0.0%
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 6/30/24 (d)(e)		2,500,000	2,515,625
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 8/16/22 (d)(e)		1,569,984	1,571,946
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.553% 1/15/23 (d)(e)		1,474,097	1,476,559
			5,564,130
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4589% 6/13/25 (d)(e)		1,705,000	1,733,508
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (d)(e)		7,915,000	7,948,639
Applied Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 1/23/21 (d)(e)		995,659	1,001,882
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.8% 12/20/23 (d)(e)		685,000	683,719
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.55% 12/20/22 (d)(e)		1,925,175	1,938,420
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.55% 12/15/22 (d)(e)		743,561	750,535
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.55% 12/15/21 (d)(e)		5,229,381	5,281,675
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (d)(e)		7,876,713	7,890,813
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.24% 12/20/23 (d)(e)		2,493,750	2,521,805
Greeneden U.S. Holdings II LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0067% 12/1/23 (d)(e)		6,517,504	6,551,265
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2339% 7/7/25 (d)(e)		290,000	294,713
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/1/22 (d)(e)		1,550,000	1,561,625
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (d)(e)		5,095,000	5,260,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8113% 11/1/23 (d)(e)		14,542,016	14,653,263
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (d)(e)		6,510,421	6,420,903
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (d)(e)		2,445,000	2,415,660
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 3.9806% 6/21/24 (d)(e)		1,052,102	1,050,787
3 month U.S. LIBOR + 2.750% 4.0302% 6/21/24 (d)(e)		7,012,898	7,004,132
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2572% 10/31/22 (d)(e)		2,974,824	3,016,352
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/9/21 (d)(e)		6,386,379	6,423,612
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 4/9/22 (d)(e)		2,813,000	2,813,000
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 2/5/23 (d)(e)		2,970,075	2,980,797
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5072% 3/3/23 (d)(e)		4,915,735	4,928,270
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5464% 9/30/22 (d)(e)		4,889,988	4,881,577
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/8/22 (d)(e)		1,721,784	1,727,931
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/8/22 (d)(e)		89,795	90,115
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5031% 9/30/23 (d)(e)		3,786,107	3,805,833
TIBCO Software, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.74% 12/4/20 (d)(e)		777,115	778,638
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 1/27/23 (d)(e)		6,640,227	6,687,240
			113,097,297
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18 (d)(e)		55,200	55,212
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 9/7/23 (d)(e)		1,756,175	1,762,690
			1,817,902

TOTAL INFORMATION TECHNOLOGY			251,552,129

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 5/20/21 (d)(e)		2,730,600	2,727,187
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2374% 5/17/24 (d)(e)		2,545,000	2,551,363
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 11/18/23 (d)(e)		1,810,900	1,816,568
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 3/30/24 (d)(e)		1,447,734	1,450,456
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 5/31/23 (d)(e)		3,000,000	3,003,750
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2278% 1/6/22 (d)(e)		1,617,371	1,627,479
MacDermid, Inc.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 6/7/20 (d)(e)		2,609,271	2,625,579
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (d)(e)		3,329,959	3,340,382
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 6/30/22 (d)(e)		2,583,410	2,596,327
Royal Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/19/22 (d)(e)		2,097,718	2,108,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7964% 6/19/23 (d)(e)		96,552	96,310
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 5/12/22 (d)(e)		2,375,061	2,380,262
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4856% 11/5/21 (d)(e)		1,137,600	1,138,078
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/16/24 (d)(e)		2,000,000	2,008,760
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 3/19/20 (d)(e)		1,004,308	1,004,780
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 6/1/24 (d)(e)		2,000,000	2,004,380
Univar, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 7/1/22 (d)(e)		1,213,465	1,214,605
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (d)(e)		1,260,000	1,265,519
			34,959,991
Construction Materials - 0.0%
Unifrax I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/4/24 (d)(e)		1,000,000	1,003,330
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9806% 12/7/24 (d)(e)		1,180,000	1,195,729
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.99% 10/1/22 (d)(e)		1,129,000	1,132,760
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5166% 10/1/21 (d)(e)		5,353,211	5,368,093
Berry Global, Inc. Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.4806% 10/1/22 (d)(e)		4,956,562	4,957,206
Berry Plastics Corp. Tranche L, term loan 3 month U.S. LIBOR + 2.250% 3.4806% 1/6/21 (d)(e)		3,552,000	3,552,000
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4806% 4/3/24 (d)(e)		1,000,000	1,000,310
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 3/14/22 (d)(e)		3,501,225	3,462,712
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 5/16/24 (d)(e)		1,235,000	1,236,161
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 5/22/24 (d)(e)		2,290,000	2,301,450
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (d)(e)		4,538,625	4,529,548
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 7/26/23 (d)(e)		1,071,900	1,075,920
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/5/23 (d)(e)		12,779,830	12,785,964
			42,597,853
Metals & Mining - 0.1%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.55% 8/25/23 (d)(e)		7,220,356	6,522,365
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7894% 6/14/21 (d)(e)		2,865,718	2,868,097
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5464% 4/16/20 (d)(e)		11,745,501	10,717,770
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (e)(f)(g)		2,107,367	0
			20,108,232

TOTAL MATERIALS			98,669,406

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 10/24/22 (d)(e)		3,643,536	3,519,037
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9806% 7/1/20 (d)(e)		1,161,476	1,168,736
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 3/23/24 (d)(e)		1,471,313	1,471,930
			6,159,703
Real Estate Management & Development - 0.0%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 12/1/22 (d)(e)		2,475,718	2,503,570
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.24% 3/24/25 (d)(e)		922,138	931,359
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/24/24 (d)(e)		171,605	172,342
RE/MAX LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 12/15/23 (d)(e)		1,081,825	1,084,530
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/20/22 (d)(e)		4,958,735	4,974,256
Simply Storage Management LLC 8.2375% 9/6/21 (d)(g)		1,305,000	1,305,000
			10,971,057

TOTAL REAL ESTATE			17,130,760

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (d)(e)		3,142,125	3,137,066
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8/18/24 (e)(s)		2,000,000	2,000,620
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 10/5/23 (d)(e)		2,000,000	1,962,500
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/22/24 (d)(e)		12,065,000	12,053,659
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 4/11/20 (d)(e)		8,256,774	8,265,031
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (d)(e)		6,880,000	6,838,445
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9% 4/30/21 (d)(e)		5,224,000	5,237,060
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/30/20 (d)(e)		2,774,325	2,781,261
Securus Technologies, Inc.:
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (e)(s)		9,580,000	9,653,862
3 month U.S. LIBOR + 8.250% 6/15/25 (e)(s)		3,360,000	3,365,040
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4467% 4/30/20 (d)(e)		2,761,920	2,768,825
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (d)(e)		8,423,888	8,375,450
			66,438,819
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 5/25/24 (d)(e)		4,955,000	5,000,140
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0003% 6/30/19 (d)(e)		11,760,000	11,706,492
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (d)(e)		12,713,138	12,713,138
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 4/23/19 (d)(e)		4,011,549	3,841,058
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (d)(e)		7,578,169	7,629,625
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2964% 9/9/21 (d)(e)		2,144,510	2,165,955
			43,056,408

TOTAL TELECOMMUNICATION SERVICES			109,495,227

UTILITIES - 0.2%
Electric Utilities - 0.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (d)(e)		2,950,126	2,941,836
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (d)(e)		884,825	825,100
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (d)(e)		87,227	81,339
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0464% 9/18/21 (d)(e)		4,484,918	3,016,107
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 11/13/21 (d)(e)		3,042,000	2,829,060
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8% 6/13/20 (d)(e)		6,278,188	6,262,493
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 1/30/24 (d)(e)		2,542,861	2,525,239
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 1/30/24 (d)(e)		158,446	157,348
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.24% 4/13/21 (d)(e)		1,960,000	1,103,892
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9834% 8/4/23 (d)(e)		6,481,714	6,480,807
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 3.9817% 8/4/23 (d)(e)		1,485,714	1,485,506
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9232% 12/9/23 (d)(e)		1,492,500	1,496,858
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9792% 12/14/23 (d)(e)		1,492,500	1,494,634
			30,700,219
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 4/13/23 (d)(e)		2,518,834	2,544,023
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (d)(e)		2,240,909	2,236,001
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 2/7/24 (d)(e)		6,806,790	6,814,890
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (d)(e)		13,500,000	13,554,000
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 10/18/22 (d)(e)		1,554,380	1,437,802
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/9/21 (d)(e)		2,718,089	2,459,871
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 6/26/22 (d)(e)		2,709,512	2,756,928
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (d)(e)		4,059,825	4,059,825
			35,863,340

TOTAL UTILITIES			66,563,559

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,474,618,320)			1,472,187,211

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 2.1875% 12/14/19 (d)(g)		502,384	497,360
Goldman Sachs 2.1875% 12/14/19 (d)(g)		430,556	426,250
Mizuho 2.1875% 12/14/19 (d)(g)		201,880	199,861
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,082,814)			1,123,471

Bank Notes - 0.5%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,796,029
2.95% 7/23/21		18,827,000	19,138,973
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,456,905
3.1% 6/4/20		22,584,000	23,138,986
8.7% 11/18/19		2,958,000	3,336,110
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,347,917
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,075
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,420,985
Regions Bank 7.5% 5/15/18		24,647,000	25,599,497
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,181,747
Wachovia Bank NA 6% 11/15/17		2,243,000	2,262,498
TOTAL BANK NOTES
(Cost $165,139,689)			168,202,722

Preferred Securities - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	$1,525,000	$1,811,445
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (c)		3,587,000	3,644,582
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(d)	EUR	2,150,000	2,590,690
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		1,860,000	1,963,796
Banco Do Brasil SA 9% (b)(c)(d)		2,050,000	2,208,245
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,130,000	1,230,356
Bank of America Corp.:
6.1% (c)(d)		8,141,000	9,151,280
6.25% (c)(d)		5,325,000	6,014,964
6.5% (c)(d)		3,000,000	3,452,295
Barclays Bank PLC:
6% (c)(d)	GBP	1,330,000	1,789,687
7.625% 11/21/22		30,445,000	35,623,365
Barclays PLC:
6.625% (c)(d)		13,935,000	14,410,715
7.25% (Reg. S) (c)(d)	GBP	1,350,000	1,918,932
8.25% (c)(d)		500,000	538,903
CBOM Finance PLC 8.875% (b)(c)(d)		1,935,000	1,806,501
Citigroup, Inc.:
5.875% (c)(d)		4,305,000	4,607,315
5.95% (c)(d)		5,290,000	5,806,429
5.95% (c)(d)		2,285,000	2,418,384
Credit Agricole SA:
6.625% (b)(c)(d)		13,700,000	14,283,646
7.875% (b)(c)(d)		4,250,000	4,834,288
8.125% 9/19/33 (Reg. S) (d)		2,500,000	2,734,726
Danske Bank A/S 6.125% (Reg. S) (c)(d)		1,600,000	1,759,810
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	2,200,000	2,919,618
HSBC Holdings PLC 4.75% (Reg. S) (c)(d)	EUR	2,050,000	2,520,566
Royal Bank of Scotland Group PLC:
7.5% (c)(d)		9,170,000	9,792,090
8.625% (c)(d)		3,665,000	4,113,104
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	2,050,000	2,932,837
			138,831,852
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	2,800,000	3,753,776
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(c)		985,000	1,003,329
8.625% (Reg. S) (c)		200,000	203,721
			1,207,050
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	1,150,000	1,674,487
Aviva PLC 6.125% (c)(d)	GBP	2,200,000	3,372,383
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	2,600,000	3,418,347
			8,465,217

TOTAL FINANCIALS			152,257,895

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)		6,875,000	2,963,811
7.5% (Reg. S) (c)		100,000	43,110
			3,006,921
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (c)		2,410,000	1,658,830
TOTAL PREFERRED SECURITIES
(Cost $154,214,292)			164,970,363
		Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (u)
(Cost $958,169,986)		958,058,657	958,250,269

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.500%	9/20/17	EUR 19,150,000	$48,474
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.625%	12/20/17	EUR 38,300,000	438,152

TOTAL PUT OPTIONS			486,626

TOTAL PURCHASED SWAPTIONS
(Cost $552,575)			486,626
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $30,690,729,972)			31,266,382,976
NET OTHER ASSETS (LIABILITIES) - (1.9)%			(579,568,269)
NET ASSETS - 100%			$30,686,814,707

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 9/1/47	$(6,400,000)	$(6,473,368)
3% 9/1/47	(17,000,000)	(17,194,883)
3.5% 9/1/47	(35,300,000)	(36,573,395)
3.5% 9/1/47	(35,300,000)	(36,573,395)
3.5% 9/1/47	(108,400,000)	(112,310,367)

TOTAL FANNIE MAE		(209,125,408)

Ginnie Mae
3.5% 9/1/47	(23,000,000)	(23,983,137)
TOTAL TBA SALE COMMITMENTS
(Proceeds $232,422,180)		$(233,108,545)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	Sept. 2017	$2,965,845	$(53,594)	$(53,594)
Eurex Euro-Bund Contracts (Germany)	7	Sept. 2017	1,375,636	26,334	26,334
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	16	Sept. 2017	3,206,406	20,949	20,949
TSE 10 Year Japanese Government Bond Index Contracts (Japan)	3	Sept. 2017	4,123,891	16,643	16,643
TOTAL BOND INDEX CONTRACTS					10,332
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	149	Dec. 2017	18,920,672	50,906	50,906
CBOT 2-Year U.S. Treasury Note Contracts (United States)	195	Dec. 2017	42,180,938	917	917
CBOT 5-Year U.S. Treasury Note Contracts (United States)	223	Dec. 2017	26,425,500	34,070	34,070
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	Dec. 2017	3,590,156	33,913	33,913
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	32	Dec. 2017	4,369,000	29,433	29,433
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	Dec. 2017	9,467,500	51,955	51,955
TME 10 Year Canadian Note Contracts (Canada)	67	Dec. 2017	7,417,618	14,839	14,839
TOTAL TREASURY CONTRACTS					216,033

TOTAL PURCHASED					226,365

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	330	Sept. 2017	52,303,849	(216,345)	(216,345)
ICE Long Gilt Contracts (United Kingdom)	39	Dec. 2017	6,419,854	21,125	21,125
ICE Medium Gilt Contracts (United Kingdom)	100	Dec. 2017	14,901,684	(10,437)	(10,437)
TOTAL BOND INDEX CONTRACTS					(205,657)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,026	Dec. 2017	130,285,969	(434,167)	(434,167)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	463	Dec. 2017	100,152,688	(29,840)	(29,840)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	58	Dec. 2017	9,053,438	(67,640)	(67,640)
TOTAL TREASURY CONTRACTS					(531,647)

TOTAL SOLD					(737,304)

TOTAL FUTURES CONTRACTS					$(510,939)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	322,000	USD	380,259	Goldman Sachs Bank USA	11/17/17	$4,578
USD	111,062	AUD	140,000	Brown Brothers Harriman & Co.	11/17/17	(128)
USD	554,859	EUR	468,000	Barclays Bank PLC	11/17/17	(4,470)
USD	163,960,699	EUR	138,128,000	Brown Brothers Harriman & Co.	11/17/17	(1,122,497)
USD	1,739,006	EUR	1,472,000	Goldman Sachs Bank USA	11/17/17	(20,250)
USD	744,846	EUR	625,000	Goldman Sachs Bank USA	11/17/17	(2,120)
USD	72,507,302	GBP	56,030,000	Brown Brothers Harriman & Co.	11/17/17	(121,893)
USD	408,009	GBP	316,000	State Street Bank And Trust Co.	11/17/17	(1,608)
USD	36,486	JPY	3,950,000	Goldman Sachs Bank USA	11/17/17	432
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,267,956)
					Unrealized Appreciation	5,010
					Unrealized Depreciation	(1,272,966)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(121,970)	$0	$(121,970)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(90,900)	89,448	(1,452)
Assicurazioni Generali SpA		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,800,000	55,218	(132,242)	(77,024)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,150,000	(149,507)	153,099	3,592
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 3,550,000	(905,381)	836,474	(68,907)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(107,365)	109,836	2,471
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(48,013)	3,851	(44,162)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,600,000	(68,398)	(120,495)	(188,893)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	Quarterly	EUR 1,750,000	24,185	(126,437)	(102,252)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(31,018)	(122,820)	(153,838)
TOTAL BUY PROTECTION							(1,443,149)	690,714	(752,435)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	264,036	0	264,036
Intesa Sanpaolo SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(131,473)	184,686	53,213
TOTAL SELL PROTECTION							132,563	184,686	317,249

TOTAL CREDIT DEFAULT SWAPS							$(1,310,586)	$875,400	$(435,186)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2027	$17,100,000	$(165,261)	$0	$(165,261)
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2047	3,100,000	(39,965)	0	(39,965)

TOTAL INTEREST RATE SWAPS							$(205,226)	$0	$(205,226)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,666,116,467 or 8.7% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 instrument

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,460,675.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,811,591.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,644,604.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $139,528.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $315,882 and $318,646, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,039,538
Total	$8,039,538

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$849,484	$849,484	$--	$--
Energy	8,334,988	4,275,719	4,059,269	--
Financials	1,702,742	1,702,742	--	--
Materials	2,844,526	2,844,526	--	--
Real Estate	7,253,498	6,752,577	500,921	--
Telecommunication Services	295,889	261,289	--	34,600
Corporate Bonds	9,977,418,532	--	9,976,075,513	1,343,019
U.S. Government and Government Agency Obligations	11,495,919,370	--	11,495,919,370	--
U.S. Government Agency - Mortgage Securities	4,821,512,740	--	4,821,512,740	--
Asset-Backed Securities	325,779,420	--	300,961,126	24,818,294
Collateralized Mortgage Obligations	690,995,172	--	690,995,172	--
Commercial Mortgage Securities	506,587,713	--	505,597,133	990,580
Municipal Securities	417,118,600	--	417,118,600	--
Foreign Government and Government Agency Obligations	244,549,640	--	237,028,331	7,521,309
Bank Loan Obligations	1,472,187,211	--	1,466,508,354	5,678,857
Sovereign Loan Participations	1,123,471	--	--	1,123,471
Bank Notes	168,202,722	--	168,202,722	--
Preferred Securities	164,970,363	--	164,970,363	--
Money Market Funds	958,250,269	958,250,269	--	--
Purchased Swaptions	486,626	--	486,626	--
Total Investments in Securities:	$31,266,382,976	$974,936,606	$30,249,936,240	$41,510,130
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$5,010	$--	$5,010	$--
Futures Contracts	301,084	301,084	--	--
Swaps	343,439	--	343,439	--
Total Assets	$649,533	$301,084	$348,449	$--
Liabilities
Forward Foreign Currency Contracts	$(1,272,966)	$--	$(1,272,966)	$--
Futures Contracts	(812,023)	(812,023)	--	--
Swaps	(1,859,251)	--	(1,859,251)	--
Total Liabilities	$(3,944,240)	$(812,023)	$(3,132,217)	$--
Total Derivative Instruments:	$(3,294,707)	$(510,939)	$(2,783,768)	$--
Other Financial Instruments:
TBA Sale Commitments	$(233,108,545)	$--	$(233,108,545)	$--
Total Other Financial Instruments:	$(233,108,545)	$--	$(233,108,545)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$486,626	$0
Swaps(b)	343,439	(1,654,025)
Total Credit Risk	830,065	(1,654,025)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	5,010	(1,272,966)
Total Foreign Exchange Risk	5,010	(1,272,966)
Interest Rate Risk
Futures Contracts(d)	301,084	(812,023)
Swaps(b)	0	(205,226)
Total Interest Rate Risk	301,084	(1,017,249)
Total Value of Derivatives	$1,136,159	$(3,944,240)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Mexico	2.2%
United Kingdom	1.9%
Netherlands	1.8%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,732,559,986)	$30,308,132,707
Fidelity Central Funds (cost $958,169,986)	958,250,269
Total Investment in Securities (cost $30,690,729,972)		$31,266,382,976
Cash		2,961,260
Foreign currency held at value (cost $744,842)		749,017
Receivable for investments sold		756,683,712
Receivable for TBA sale commitments		232,422,180
Unrealized appreciation on forward foreign currency contracts		5,010
Receivable for fund shares sold		34,259,345
Dividends receivable		29,855
Interest receivable		200,080,849
Distributions receivable from Fidelity Central Funds		712,292
Bi-lateral OTC swaps, at value		79,403
Other receivables		174,280
Total assets		32,494,540,179
Liabilities
Payable for investments purchased
Regular delivery	$858,334,102
Delayed delivery	678,613,271
TBA sale commitments, at value	233,108,545
Unrealized depreciation on forward foreign currency contracts	1,272,966
Payable for fund shares redeemed	19,852,546
Distributions payable	2,981,531
Bi-lateral OTC swaps, at value	1,532,055
Accrued management fee	7,741,068
Distribution and service plan fees payable	322,254
Payable for daily variation margin on futures contracts	76,786
Payable for daily variation margin on centrally cleared OTC swaps	52,183
Other affiliated payables	3,669,020
Other payables and accrued expenses	169,145
Total liabilities		1,807,725,472
Net Assets		$30,686,814,707
Net Assets consist of:
Paid in capital		$30,051,708,899
Undistributed net investment income		75,408,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,978,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		572,675,799
Net Assets		$30,686,814,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($521,556,531 ÷ 48,436,750 shares)		$10.77
Maximum offering price per share (100/96.00 of $10.77)		$11.22
Class M:
Net Asset Value and redemption price per share ($287,111,214 ÷ 26,710,885 shares)		$10.75
Maximum offering price per share (100/96.00 of $10.75)		$11.20
Class C:
Net Asset Value and offering price per share ($190,272,706 ÷ 17,664,771 shares)(a)		$10.77
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,732,155,846 ÷ 2,204,851,985 shares)		$10.76
Class I:
Net Asset Value, offering price and redemption price per share ($4,481,724,927 ÷ 417,020,311 shares)		$10.75
Class Z:
Net Asset Value, offering price and redemption price per share ($1,473,993,483 ÷ 137,143,400 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$13,698,805
Interest		883,295,281
Income from Fidelity Central Funds		8,039,538
Total income		905,033,624
Expenses
Management fee	$85,064,637
Transfer agent fees	28,873,471
Distribution and service plan fees	4,485,429
Fund wide operations fee	11,243,438
Independent trustees' fees and expenses	106,598
Legal	328
Miscellaneous	87,092
Total expenses before reductions	129,860,993
Expense reductions	(130,904)	129,730,089
Net investment income (loss)		775,303,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,962,512
Fidelity Central Funds	238,489
Forward foreign currency contracts	(3,031,949)
Foreign currency transactions	(1,234,691)
Futures contracts	1,594,426
Swaps	1,651,830
Total net realized gain (loss)		36,180,617
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(183,867,410)
Fidelity Central Funds	80,283
Forward foreign currency contracts	(2,063,717)
Assets and liabilities in foreign currencies	186,262
Futures contracts	(1,058,889)
Swaps	339,492
Delayed delivery commitments	(661,826)
Total change in net unrealized appreciation (depreciation)		(187,045,805)
Net gain (loss)		(150,865,188)
Net increase (decrease) in net assets resulting from operations		$624,438,347

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$775,303,535	$735,703,076
Net realized gain (loss)	36,180,617	29,226,743
Change in net unrealized appreciation (depreciation)	(187,045,805)	815,523,532
Net increase (decrease) in net assets resulting from operations	624,438,347	1,580,453,351
Distributions to shareholders from net investment income	(739,976,289)	(690,311,363)
Distributions to shareholders from net realized gain	(67,918,257)	(113,897,060)
Total distributions	(807,894,546)	(804,208,423)
Share transactions - net increase (decrease)	5,166,571,919	4,657,836,676
Total increase (decrease) in net assets	4,983,115,720	5,434,081,604
Net Assets
Beginning of period	25,703,698,987	20,269,617,383
End of period	$30,686,814,707	$25,703,698,987
Other Information
Undistributed net investment income end of period	$75,408,591	$61,951,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.272	.312	.287	.292	.263
Net realized and unrealized gain (loss)	(.086)	.377	(.224)	.382	(.468)
Total from investment operations	.186	.689	.063	.674	(.205)
Distributions from net investment income	(.258)	(.290)	(.270)	(.275)	(.250)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.286)	(.349)	(.303)	(.384)	(.605)
Net asset value, end of period	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C	1.77%	6.71%	.58%	6.56%	(1.94)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76%	.79%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.79%
Net investment income (loss)	2.53%	2.95%	2.69%	2.76%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$521,557	$1,233,806	$852,243	$639,235	$517,259
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.28
Income from Investment Operations
Net investment income (loss)A	.267	.309	.285	.290	.265
Net realized and unrealized gain (loss)	(.083)	.378	(.234)	.392	(.477)
Total from investment operations	.184	.687	.051	.682	(.212)
Distributions from net investment income	(.256)	(.288)	(.268)	(.273)	(.253)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.284)	(.347)	(.301)	(.382)	(.608)
Net asset value, end of period	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C	1.76%	6.71%	.47%	6.65%	(2.01)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.77%	.78%	.76%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.76%	.77%	.77%	.78%	.76%
Net investment income (loss)	2.53%	2.94%	2.67%	2.74%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$287,111	$155,518	$101,673	$57,972	$52,848
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.188	.231	.205	.211	.185
Net realized and unrealized gain (loss)	(.084)	.378	(.225)	.382	(.469)
Total from investment operations	.104	.609	(.020)	.593	(.284)
Distributions from net investment income	(.176)	(.210)	(.187)	(.194)	(.171)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.204)	(.269)	(.220)	(.303)	(.526)
Net asset value, end of period	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C	.99%	5.90%	(.20)%	5.75%	(2.65)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.53%	1.51%
Net investment income (loss)	1.77%	2.19%	1.92%	1.99%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$190,273	$186,380	$139,264	$83,818	$79,711
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.53	$10.77	$10.47	$11.29
Income from Investment Operations
Net investment income (loss)A	.302	.343	.320	.326	.300
Net realized and unrealized gain (loss)	(.085)	.368	(.224)	.392	(.478)
Total from investment operations	.217	.711	.096	.718	(.178)
Distributions from net investment income	(.289)	(.322)	(.303)	(.309)	(.287)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.317)	(.381)	(.336)	(.418)	(.642)
Net asset value, end of period	$10.76	$10.86	$10.53	$10.77	$10.47
Total ReturnB	2.07%	6.94%	.88%	7.00%	(1.70)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%	3.25%	2.99%	3.07%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,732,156	$20,469,677	$17,359,294	$14,547,801	$11,526,014
Portfolio turnover rateE	137%	134%	140%F	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.27
Income from Investment Operations
Net investment income (loss)A	.295	.337	.313	.319	.295
Net realized and unrealized gain (loss)	(.083)	.378	(.233)	.393	(.469)
Total from investment operations	.212	.715	.080	.712	(.174)
Distributions from net investment income	(.284)	(.316)	(.297)	(.303)	(.281)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.312)	(.375)	(.330)	(.412)	(.636)
Net asset value, end of period	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB	2.02%	6.99%	.73%	6.95%	(1.67)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.79%	3.20%	2.94%	3.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,481,725	$2,846,878	$1,266,870	$573,410	$244,911
Portfolio turnover rateE	137%	134%	140%F	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

Years ended August 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.310	.352	.234
Net realized and unrealized gain (loss)	(.083)	.378	(.167)
Total from investment operations	.227	.730	.067
Distributions from net investment income	(.299)	(.331)	(.217)
Distributions from net realized gain	(.028)	(.059)	–
Total distributions	(.327)	(.390)	(.217)
Net asset value, end of period	$10.75	$10.85	$10.51
Total ReturnC,D	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, certain conversion ratio adjustments, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$793,080,160
Gross unrealized depreciation	(188,993,869)
Net unrealized appreciation (depreciation)	$604,086,291
Tax Cost	$30,659,936,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,121,732
Undistributed long-term capital gain	$68,811,082
Net unrealized appreciation (depreciation) on securities and other investments	$583,387,936

The Fund intends to elect to defer to its next fiscal year $49,045,791 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$773,871,373	$ 736,642,371
Long-term Capital Gains	34,023,173	67,566,052
Total	$807,894,546	$ 804,208,423

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(2,893,722)	$304,630
Swaps	815,808	(96,974)
Total Credit Risk	(2,077,914)	207,656
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,031,949)	(2,063,717)
Interest Rate Risk
Futures Contracts	1,594,426	(1,058,889)
Swaps	836,022	436,466
Total Interest Rate Risk	2,430,448	(622,423)
Totals	$(2,679,415)	$(2,478,484)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,453,589,602 and $5,564,261,911, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,187,833	$45,734
Class M	-%	.25%	459,616	–
Class C	.75%	.25%	1,837,980	439,039
			$4,485,429	$484,773

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$82,367
Class M	12,239
Class C(a)	40,478
$135,084

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,330,914.15
Class M	293,015.16
Class C	307,738.17
Total Bond	21,619,174.10
Class I	5,206,681.15
Class Z	115,949.01
	$28,873,471

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,916.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $87,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,309,950.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $130,904.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$21,656,972	$31,727,561
Class M	4,370,911	3,400,558
Class B	–	52,324
Class C	3,033,896	3,143,821
Total Bond	586,137,135	559,720,907
Class I	93,037,515	70,886,754
Class Z	31,739,860	21,379,438
Total	$739,976,289	$690,311,363
From net realized gain
Class A	$3,152,995	$5,050,640
Class M	416,240	600,521
Class B	–	17,887
Class C	491,517	809,224
Total Bond	54,284,285	97,033,225
Class I	7,617,861	7,167,426
Class Z	1,955,359	3,218,137
Total	$67,918,257	$113,897,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	35,580,281	79,582,385	$378,631,170	$836,125,573
Reinvestment of distributions	2,271,068	3,397,092	24,175,284	35,693,646
Shares redeemed	(102,937,028)	(50,390,515)	(1,089,228,226)	(531,503,136)
Net increase (decrease)	(65,085,679)	32,588,962	$(686,421,772)	$340,316,083
Class M
Shares sold	17,161,400	7,797,143	$182,620,103	$81,948,331
Reinvestment of distributions	442,288	371,455	4,706,740	3,901,602
Shares redeemed	(5,227,159)	(3,506,111)	(55,482,738)	(36,795,670)
Net increase (decrease)	12,376,529	4,662,487	$131,844,105	$49,054,263
Class B
Shares sold	–	52,386	$–	$545,030
Reinvestment of distributions	–	5,304	–	55,384
Shares redeemed	–	(371,399)	–	(3,942,186)
Net increase (decrease)	–	(313,709)	$–	$(3,341,772)
Class C
Shares sold	5,742,872	7,989,480	$61,343,735	$84,112,756
Reinvestment of distributions	311,520	338,212	3,319,847	3,555,483
Shares redeemed	(5,532,987)	(4,407,873)	(58,835,524)	(46,363,403)
Net increase (decrease)	521,405	3,919,819	$5,828,058	$41,304,836
Total Bond
Shares sold	715,776,478	564,396,562	$7,613,246,265	$5,943,329,183
Reinvestment of distributions	57,507,306	59,893,089	612,532,396	629,464,263
Shares redeemed	(452,613,004)	(389,085,832)	(4,806,739,429)	(4,072,787,679)
Net increase (decrease)	320,670,780	235,203,819	$3,419,039,232	$2,500,005,767
Class I
Shares sold	245,139,592	202,861,513	$2,596,745,220	$2,130,458,698
Reinvestment of distributions	8,911,840	7,026,236	94,805,632	73,778,315
Shares redeemed	(99,475,433)	(67,965,246)	(1,055,508,510)	(713,298,115)
Net increase (decrease)	154,575,999	141,922,503	$1,636,042,342	$1,490,938,898
Class Z
Shares sold	155,922,153	31,568,440	$1,656,237,293	$331,880,727
Reinvestment of distributions	2,946,230	2,342,277	31,368,596	24,597,125
Shares redeemed	(96,526,329)	(11,141,442)	(1,027,365,935)	(116,919,251)
Net increase (decrease)	62,342,054	22,769,275	$660,239,954	$239,558,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.74%
Actual		$1,000.00	$1,025.70	$3.78
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.75%
Actual		$1,000.00	$1,025.60	$3.83
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.50%
Actual		$1,000.00	$1,021.70	$7.64
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Total Bond	.45%
Actual		$1,000.00	$1,027.20	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,026.90	$2.50
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$1,027.60	$1.84
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/16/17	10/13/17	$0.025
Class M	10/16/17	10/13/17	$0.025
Class C	10/16/17	10/13/17	$0.025
Total Bond Fund	10/16/17	10/13/17	$0.025
Class I	10/16/17	10/13/17	$0.025
Class Z	10/16/17	10/13/17	$0.025

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $96,299,631, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $425,514,865 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

ATB-ANN-1017
1.804575.114

Fidelity® Total Bond K6 Fund Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	57.9%
AAA	0.1%
AA	0.2%
A	5.2%
BBB	13.7%
BB and Below	18.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	30.6%
U.S. Government and U.S. Government Agency Obligations	57.9%
Asset-Backed Securities	0.3%
Municipal Bonds	1.0%
Other Investments	5.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 7.7%

 ** Futures and Swaps - 0.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.9%
General Motors Financial Co., Inc. 4.375% 9/25/21	$3,950,000	$4,188,463
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	562,587
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	945,000	1,012,380
Comcast Corp. 6.45% 3/15/37	365,000	481,775
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,542,102
7.3% 7/1/38	2,420,000	2,983,300
Time Warner, Inc. 6.2% 3/15/40	840,000	991,150
		7,573,294

TOTAL CONSUMER DISCRETIONARY		11,761,757

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,846
4.7% 2/1/36	2,325,000	2,577,528
		2,623,374
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,067

TOTAL CONSUMER STAPLES		2,726,441

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Finance Co. 7.5% 5/1/31	790,000	992,411
Anadarko Petroleum Corp.:
5.55% 3/15/26	515,000	574,873
6.6% 3/15/46	630,000	762,144
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	538,421
5.85% 2/1/35	525,000	585,996
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	534,000	515,460
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,851
5.8% 6/1/45	10,000	12,167
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	570,000	528,675
DCP Midstream Operating LP 3.875% 3/15/23	520,000	506,350
Enbridge, Inc.:
4.25% 12/1/26	525,000	552,948
5.5% 12/1/46	525,000	602,181
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,846
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,587,314
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,969
Petrobras Global Finance BV:
6.125% 1/17/22	2,730,000	2,893,800
7.25% 3/17/44	1,300,000	1,339,000
7.375% 1/17/27	1,460,000	1,613,650
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	6,246,000
6.375% 1/23/45	2,300,000	2,371,300
6.5% 3/13/27 (a)	20,000	22,400
6.75% 9/21/47	100,000	107,510
6.75% 9/21/47 (a)	20,000	21,502
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,985,000
4.55% 6/24/24	70,000	71,575
5.75% 6/24/44	35,000	36,313
Western Gas Partners LP 4.65% 7/1/26	35,000	36,398
Williams Partners LP 4.3% 3/4/24	2,000,000	2,120,125
		26,709,179
FINANCIALS - 10.5%
Banks - 5.0%
Bank of America Corp.:
3.5% 4/19/26	2,630,000	2,678,488
3.705% 4/24/28 (b)	528,000	540,178
5.65% 5/1/18	110,000	112,761
5.875% 1/5/21	1,810,000	2,019,560
Barclays PLC 4.375% 1/12/26	900,000	946,300
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,064
2.4% 2/18/20	1,585,000	1,599,352
4.4% 6/10/25	1,970,000	2,083,257
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,229,962
3.8% 6/9/23	1,250,000	1,303,370
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	500,000	528,430
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,341
2.95% 10/1/26	3,085,000	3,037,720
4.35% 8/15/21	2,425,000	2,613,313
Rabobank Nederland 4.375% 8/4/25	500,000	530,804
Regions Bank 6.45% 6/26/37	250,000	313,631
Royal Bank of Scotland Group PLC 6.125% 12/15/22	4,745,000	5,225,447
		24,897,978
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	414,299
Deutsche Bank AG 4.5% 4/1/25	1,500,000	1,514,585
Deutsche Bank AG London Branch 4.1% 1/13/26	1,100,000	1,142,551
Goldman Sachs Group, Inc.:
2.625% 1/31/19	170,000	171,756
2.625% 4/25/21	3,035,000	3,055,701
3.691% 6/5/28 (b)	3,160,000	3,214,658
3.75% 5/22/25	525,000	541,587
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	10,081
4.875% 2/15/24	9,000	10,038
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,586,941
5.625% 9/23/19	100,000	107,178
5.75% 1/25/21	4,650,000	5,166,198
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	999,210
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	530,390
		19,465,173
Consumer Finance - 0.7%
Capital One Financial Corp. 2.5% 5/12/20	625,000	630,654
Discover Financial Services 3.95% 11/6/24	2,580,000	2,666,316
		3,296,970
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP 3.25% 9/15/23	1,035,000	1,033,522
Voya Financial, Inc. 3.125% 7/15/24	812,000	809,943
		1,843,465
Insurance - 0.5%
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,065,471
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,120,763
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	85,112
Unum Group 3.875% 11/5/25	50,000	51,959
		2,323,305

TOTAL FINANCIALS		51,826,891

HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	525,000	561,609
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	950,000	1,034,531
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,558
Mylan N.V.:
3.15% 6/15/21	50,000	50,711
3.95% 6/15/26	1,370,000	1,395,685
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	1,055,000	994,252
3.15% 10/1/26	785,000	718,329
Zoetis, Inc. 3.45% 11/13/20	15,000	15,593
		3,216,128

TOTAL HEALTH CARE		4,812,268

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,098,396
MATERIALS - 0.2%
Metals & Mining - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	506,345
4.5% 8/1/47 (a)	500,000	513,300
		1,019,645
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Corporate Office Properties LP 5.25% 2/15/24	146,000	158,654
DDR Corp. 3.9% 8/15/24	61,000	61,748
Duke Realty LP 3.625% 4/15/23	50,000	51,986
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,739,273
4.75% 1/15/28	1,527,000	1,554,653
WP Carey, Inc. 4% 2/1/25	489,000	499,855
		4,066,169
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	100,000	102,293
4.1% 10/1/24	833,000	846,584
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,575,634
5.25% 3/15/21	30,000	32,751
Liberty Property LP 4.4% 2/15/24	40,000	43,067
Ventas Realty LP 3.5% 2/1/25	1,265,000	1,284,611
		3,884,940

TOTAL REAL ESTATE		7,951,109

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
3.6% 2/17/23	2,000,000	2,060,821
6.3% 1/15/38	1,100,000	1,291,438
Verizon Communications, Inc.:
4.5% 9/15/20	950,000	1,019,066
5.012% 8/21/54	1,585,000	1,558,329
5.5% 3/16/47	461,000	498,171
		6,427,825
UTILITIES - 0.8%
Electric Utilities - 0.6%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,752
7.375% 11/15/31	1,985,000	2,678,956
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	172,000	173,477
		2,900,185
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	950,000	1,033,125

TOTAL UTILITIES		3,933,310

TOTAL NONCONVERTIBLE BONDS
(Cost $118,096,929)		118,266,821

U.S. Government and Government Agency Obligations - 38.6%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	8,101,438	8,115,803
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	22,824,158	22,811,930

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		30,927,733

U.S. Treasury Obligations - 32.3%
U.S. Treasury Bonds 3% 2/15/47	18,886,000	19,929,157
U.S. Treasury Notes:
1.5% 5/15/20	$38,929,000	$39,027,843
1.75% 6/30/22	227,000	227,417
1.875% 3/31/22	77,961,000	78,621,841
1.875% 8/31/24	10,552,000	10,500,063
2% 4/30/24	1,427,000	1,434,079
2.125% 7/31/24	9,389,000	9,499,394

TOTAL U.S. TREASURY OBLIGATIONS		159,239,794

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $188,428,981)		190,167,527

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.2%
3.5% 9/1/47 (c)	450,000	466,233
3.5% 9/1/47 (c)	450,000	466,233
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $927,704)		932,466

Asset-Backed Securities - 0.2%
Prosper Marketplace Issuance Trust Series 2017-2A Class A, 2.42% 9/15/23(a)		$
(Cost $856,950)	857,000	858,503

Commercial Mortgage Securities - 0.0%
COMM Mortgage Trust Series 2014-LC17 Class XA, 1.143% 10/10/47(b)(d)
(Cost $164,730)	4,196,096	163,553

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$90,000	$134,340
7.5% 4/1/34	700,000	1,031,793
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	430,000	461,003
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,536,994
Series 2011, 5.877% 3/1/19	970,000	1,009,450
TOTAL MUNICIPAL SECURITIES
(Cost $5,127,750)		5,173,580

Foreign Government and Government Agency Obligations - 0.0%
Dominican Republic 5.95% 1/25/27(a)	$	$
(Cost $106,278)	100,000	108,500
	Shares	Value

Fixed-Income Funds - 31.1%
Fidelity Floating Rate Central Fund (e)	239,634	24,715,867
Fidelity Mortgage Backed Securities Central Fund (e)	819,148	89,098,772
Fidelity Specialized High Income Central Fund (e)	378,240	39,575,278
TOTAL FIXED-INCOME FUNDS
(Cost $153,217,938)		153,389,917
	Principal Amount	Value

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $763,711)	650,000	760,520
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.11% (f)
(Cost $22,431,644)	22,427,158	22,431,644
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $490,122,615)		492,253,031
NET OTHER ASSETS (LIABILITIES) - 0.2%		991,530
NET ASSETS - 100%		$493,244,561

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,565,252 or 1.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,879
Fidelity Floating Rate Central Fund	119,619
Fidelity Mortgage Backed Securities Central Fund	205,088
Fidelity Specialized High Income Central Fund	193,722
Total	$551,308

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$--	$24,869,619	$--	$--	$(153,752)	$24,715,867	1.5%
Fidelity Mortgage Backed Securities Central Fund	--	89,678,883	1,000,000	(369)	420,258	89,098,772	1.3%
Fidelity Specialized High Income Central Fund	--	39,669,805	--	--	(94,527)	39,575,278	5.1%
Total	$--	$154,218,307	$1,000,000	$(369)	$171,979	$153,389,917

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$118,266,821	$--	$118,266,821	$--
U.S. Government and Government Agency Obligations	190,167,527	--	190,167,527	--
U.S. Government Agency - Mortgage Securities	932,466	--	932,466	--
Asset-Backed Securities	858,503	--	858,503	--
Commercial Mortgage Securities	163,553	--	163,553	--
Municipal Securities	5,173,580	--	5,173,580	--
Foreign Government and Government Agency Obligations	108,500	--	108,500	--
Fixed-Income Funds	153,389,917	153,389,917	--	--
Preferred Securities	760,520	--	760,520	--
Money Market Funds	22,431,644	22,431,644	--	--
Total Investments in Securities:	$492,253,031	$175,821,561	$316,431,470	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $314,473,033)	$316,431,470
Fidelity Central Funds (cost $175,649,582)	175,821,561
Total Investment in Securities (cost $490,122,615)		$492,253,031
Cash		23,996
Receivable for investments sold		10,669,476
Receivable for fund shares sold		91,910
Interest receivable		2,285,420
Distributions receivable from Fidelity Central Funds		28,406
Total assets		505,352,239
Liabilities
Payable for investments purchased
Regular delivery	$10,493,500
Delayed delivery	927,703
Payable for fund shares redeemed	562,923
Accrued management fee	123,552
Total liabilities		12,107,678
Net Assets		$493,244,561
Net Assets consist of:
Paid in capital		$490,953,157
Undistributed net investment income		53,179
Accumulated undistributed net realized gain (loss) on investments		107,809
Net unrealized appreciation (depreciation) on investments		2,130,416
Net Assets, for 49,001,192 shares outstanding		$493,244,561
Net Asset Value, offering price and redemption price per share ($493,244,561 ÷ 49,001,192 shares)		$10.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to August 31, 2017
Investment Income
Interest		$766,498
Income from Fidelity Central Funds		551,308
Total income		1,317,806
Expenses
Management fee	$143,154
Independent trustees' fees and expenses	28
Total expenses		143,182
Net investment income (loss)		1,174,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,977
Fidelity Central Funds	(369)
Total net realized gain (loss)		107,608
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,958,437
Fidelity Central Funds	171,979
Total change in net unrealized appreciation (depreciation)		2,130,416
Net gain (loss)		2,238,024
Net increase (decrease) in net assets resulting from operations		$3,412,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,174,624
Net realized gain (loss)	107,608
Change in net unrealized appreciation (depreciation)	2,130,416
Net increase (decrease) in net assets resulting from operations	3,412,648
Distributions to shareholders from net investment income	(1,121,245)
Share transactions
Proceeds from sales of shares	513,311,762
Reinvestment of distributions	1,121,245
Cost of shares redeemed	(23,479,849)
Net increase (decrease) in net assets resulting from share transactions	490,953,158
Total increase (decrease) in net assets	493,244,561
Net Assets
Beginning of period	–
End of period	$493,244,561
Other Information
Undistributed net investment income end of period	$53,179
Shares
Sold	51,231,377
Issued in reinvestment of distributions	111,440
Redeemed	(2,341,625)
Net increase (decrease)	49,001,192

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond K6 Fund

Years ended August 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.061
Net realized and unrealized gain (loss)	.073
Total from investment operations	.134
Distributions from net investment income	(.064)
Total distributions	(.064)
Net asset value, end of period	$10.07
Total ReturnC	1.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F
Expenses net of fee waivers, if any	.30%F
Expenses net of all reductions	.30%F
Net investment income (loss)	2.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$493,245
Portfolio turnover rateG	51%H

 A For the period May 25, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05% .

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,805,019
Gross unrealized depreciation	(678,885)
Net unrealized appreciation (depreciation)	$2,126,134
Tax Cost	$490,126,897

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$165,269
Net unrealized appreciation (depreciation) on securities and other investments	$2,126,134

The tax character of distributions paid was as follows:

August 31, 2017(a)
Ordinary Income	$1,121,245

 (a) For the period May 25, 2017 (commencement of operations) to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $279,258,978 and $1,075,296, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of 99% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond K6 Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the Fund), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2017, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from May 25, 2017 (commencement of operations) to August 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Total Bond K6 Fund as of August 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 25, 2017 (commencement of operations) to August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to August 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2017	Expenses Paid During PeriodB
Actual	.30%	$1,000.00	$1,013.50	.82C
Hypothetical-D		$1,000.00	$1,023.69	1.53E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 99/365 (to reflect the period May 25, 2017 to August 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond K6 Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $0.004 per share derived from capital gains realized from sales of portfolio securities.

A total of 25.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBDK6-ANN-1017
1.9884015.100

Fidelity Advisor® Government Income Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

August 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Government Income Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(4.70)%	0.27%	3.13%
Class M (incl. 4.00% sales charge)	(4.70)%	0.28%	3.14%
Class C (incl. contingent deferred sales charge)	(2.46)%	0.34%	2.77%
Class I	(0.46)%	1.36%	3.82%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$13,607	Fidelity Advisor® Government Income Fund - Class A
$14,462	Bloomberg Barclays U.S. Government Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo:  For the fiscal year, the fund’s shares classes (excluding sales charges, if applicable) returned about -1%, about in line, net of fees, with the -0.84% return of the benchmark Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index. We continued to execute our strategy of attempting to exploit market inefficiencies to enhance longer-term results. Versus the benchmark, owning reverse-mortgage securities – which were not in the benchmark – aided performance. Our non-benchmark holdings in commercial mortgage-backed securities issued by Freddie Mac also contributed, as did positioning within the government-agency debenture sector. This period, we ventured beyond the government issuers that make up the bulk of this sector – Fannie Mae, Freddie Mac and the Federal Home Loan Banks – into a few higher-yielding niche segments. Specifically, we had more exposure to securities issued by the U.S. Agency for International Development. Security selection worked particularly well in the agency mortgage-backed securities sector. Our larger-than-benchmark stake in securities made up of loans with low remaining balances was beneficial. In contrast, holding Treasury Inflation-Protected Securities, or TIPS, slightly detracted from the fund’s results versus the benchmark. They performed poorly as inflation remained subdued.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.7	1.9
1 - 1.99%	33.9	31.8
2 - 2.99%	20.1	22.1
3 - 3.99%	21.7	22.4
4 - 4.99%	12.2	12.8
5 - 5.99%	8.0	8.3
6 - 6.99%	0.5	0.6
7 - 7.99%	0.5	0.5
8% and above	0.0	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Mortgage Securities	21.3%
CMOs and Other Mortgage Related Securities	23.5%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations***	2.0%
Foreign Government & Government Agency Obligations	3.9%
Asset-Backed Securities	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 3.9%

 ** Futures and Swaps – 7.8%

 *** Includes NCUA Guaranteed Notes

As of February 28, 2017*,**
Mortgage Securities	24.8%
CMOs and Other Mortgage Related Securities	24.1%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations***	2.7%
Foreign Government & Government Agency Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments – 4.3%

 ** Futures and Swaps – 5.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$130
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,759
5.375% 4/1/56	3,438	4,773
		9,225
U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	23,700	24,417
U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.5% 2/15/46	28,232	26,937
2.75% 8/15/47	6,000	6,027
2.875% 8/15/45	112,441	115,819
3% 11/15/44	29,032	30,684
3% 11/15/45	40,000	42,203
3% 2/15/47	27,506	29,025
3% 5/15/47	15,900	16,786
3.625% 2/15/44	45,031	53,047
4.375% 5/15/40	3,000	3,915
4.75% 2/15/37	62,168	84,505
5% 5/15/37 (a)(b)(c)	36,142	50,551
U.S. Treasury Notes:
0.875% 9/15/19	56,901	56,381
1.125% 9/30/21	119,876	117,549
1.375% 7/31/19	120,000	120,113
1.375% 2/29/20	33,681	33,680
1.375% 4/30/20	75,553	75,512
1.375% 8/31/20	5,000	4,990
1.375% 1/31/21	27,500	27,369
1.375% 4/30/21	20,000	19,868
1.375% 5/31/21	20,000	19,854
1.5% 4/15/20	4,775	4,788
1.5% 5/15/20	34,416	34,503
1.5% 7/15/20	22,703	22,752
1.5% 8/15/26	9,629	9,163
1.625% 6/30/20	4,710	4,736
1.625% 7/31/20	30,000	30,171
1.625% 8/31/22	35,000	34,861
1.75% 10/31/20	18,000	18,150
1.75% 12/31/20	59,701	60,167
1.75% 6/30/22	56,910	57,014
1.875% 1/31/22	45,770	46,181
1.875% 3/31/22	56,661	57,141
1.875% 7/31/22	86,000	86,642
1.875% 8/31/24	112,983	112,427
2% 9/30/20	31,153	31,657
2% 10/31/21	19,497	19,785
2% 12/31/21	60,103	60,974
2% 7/31/22	18,845	19,091
2% 8/15/25	38,778	38,689
2% 11/15/26	70,025	69,388
2.125% 6/30/21	22,000	22,442
2.125% 12/31/21	2,000	2,039
2.125% 6/30/22	146	149
2.125% 7/31/24	100,525	101,707
2.125% 5/15/25	18,702	18,853
2.25% 7/31/21	26,021	26,661
2.25% 2/15/27	3,000	3,034
2.375% 5/15/27	29,946	30,596
		1,958,576
Other Government Related - 1.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5789% 12/7/20 (NCUA Guaranteed) (d)(e)	2,576	2,578
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (d)(e)	196	196
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,204
		80,978
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,049,786)		2,073,196

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 2.3%
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (d)(e)	79	82
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (d)(e)	90	94
12 month U.S. LIBOR + 1.523% 3.219% 3/1/36 (d)(e)	348	364
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (d)(e)	347	361
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (d)(e)	1,105	1,135
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (d)(e)	100	104
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (d)(e)	436	455
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)	113	119
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (d)(e)	633	650
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (d)(e)	1,574	1,641
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (d)(e)	653	679
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (d)(e)	710	741
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (d)(e)	255	263
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (d)(e)	63	66
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (d)(e)	1,290	1,369
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (d)(e)	155	163
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (d)(e)	966	1,014
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (d)(e)	241	251
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (d)(e)	79	84
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (d)(e)	95	100
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (d)(e)	1,352	1,419
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (d)(e)	149	158
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (d)(e)	199	207
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (d)(e)	133	141
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (d)(e)	96	101
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (d)(e)	72	74
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (d)(e)	48	50
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (d)(e)	55	56
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (d)(e)	134	138
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (d)(e)	40	41
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (d)(e)	55	57
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (d)(e)	47	49
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)	50	53
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (d)(e)	95	100
4% 5/1/29 to 7/1/47	56,854	60,241
4% 9/1/47 (f)	5,250	5,547
4.5% 11/1/25 to 6/1/41	8,281	8,875
5% 7/1/35 to 6/1/39	7,844	8,634
6% 1/1/34 to 6/1/36	4,881	5,572
6.5% 3/1/22 to 5/1/27	250	281
9.5% 10/1/20	4	4
11.5% 1/15/21	1	1
		101,534
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (d)(e)	1,421	1,503
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (d)(e)	814	854
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (d)(e)	133	139
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (d)(e)	1,987	2,059
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (d)(e)	154	164
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (d)(e)	175	183
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (d)(e)	148	158
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (d)(e)	200	209
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (d)(e)	192	201
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (d)(e)	270	287
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (d)(e)	7	7
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (d)(e)	193	199
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (d)(e)	112	116
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (d)(e)	131	139
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (d)(e)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (d)(e)	582	609
3% 2/1/31	10,198	10,549
4% 5/1/47 to 7/1/47	4,716	4,992
4.5% 5/1/39 to 10/1/41	2,649	2,888
5.5% 7/1/29	17	19
6% 1/1/24	945	1,018
9.5% 6/1/18 to 8/1/21	3	3
		26,311
Ginnie Mae - 0.7%
4.3% 8/20/61 (g)	2,305	2,340
4.649% 2/20/62 (g)	2,209	2,280
4.682% 2/20/62 (g)	3,078	3,153
4.684% 1/20/62 (g)	17,385	17,825
5.47% 8/20/59 (g)	42	43
6% 6/15/36	3,886	4,542
		30,183
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $157,346)		158,028

Asset-Backed Securities - 1.9%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	$46,895	$47,484
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (d)(e)	4,749	4,746
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (d)(e)	1,732	1,740
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5344% 7/26/66 (d)(e)(h)	12,854	12,855
Class A2, 1 month U.S. LIBOR + 0.600% 1.8344% 7/26/66 (d)(e)(h)	14,550	14,617
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	649	674
Series 2002-20K Class 1, 5.08% 11/1/22	959	1,008
Series 2004-20H Class 1, 5.17% 8/1/24	424	448
TOTAL ASSET-BACKED SECURITIES
(Cost $82,813)		83,572

Collateralized Mortgage Obligations - 17.2%
U.S. Government Agency - 17.2%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.2144% 8/25/31 (d)(e)	84	86
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 1.8283% 11/18/31 (d)(e)	80	81
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (d)(e)	34	34
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.2344% 11/25/32 (d)(e)	69	70
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1644% 6/25/36 (d)(e)	5,219	5,303
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,263	1,317
Series 2005-27 Class NE, 5.5% 5/25/34	311	313
Series 2005-64 Class PX, 5.5% 6/25/35	1,488	1,608
Series 2005-68 Class CZ, 5.5% 8/25/35	4,105	4,625
Series 2006-45 Class OP 6/25/36 (i)	721	641
Series 2010-118 Class PB, 4.5% 10/25/40	6,041	6,429
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	772	820
Series 2004-91 Class Z, 5% 12/25/34	4,999	5,506
Series 2005-117 Class JN, 4.5% 1/25/36	412	438
Series 2005-14 Class ZB, 5% 3/25/35	1,536	1,689
Series 2006-72 Class CY, 6% 8/25/26	3,103	3,361
Series 2009-59 Class HB, 5% 8/25/39	2,263	2,499
Series 201-75 Class AL, 3.5% 8/25/26	11,851	12,473
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,755
Series 2011-80:
Class HE, 3.5% 8/25/26	4,160	4,419
Class KB, 3.5% 8/25/26	6,462	6,817
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	222	10
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	319	13
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	3,352	366
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1544% 3/25/36 (d)(e)	3,244	3,319
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	818	47
Series 2012-27 Class EZ, 4.25% 3/25/42	7,199	7,801
Series 2016-26 Class CG, 3% 5/25/46	20,879	21,458
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 1.8267% 2/15/32 (d)(e)	45	46
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7267% 6/15/18 (d)(e)	9	9
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.1267% 10/15/33 (d)(e)	2,770	2,813
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/33 (d)(e)	1,547	1,575
planned amortization class:
Series 1141 Class G, 9% 9/15/21	30	33
Series 2682 Class LD, 4.5% 10/15/33	661	711
Series 3415 Class PC, 5% 12/15/37	458	499
Series 3763 Class QA, 4% 4/15/34	323	324
Series 3840 Class VA, 4.5% 9/15/27	3,863	3,977
Series 3857 Class ZP, 5% 5/15/41	2,991	3,586
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	7,242	8,128
Series 2587 Class AD, 4.71% 3/15/33	2,663	2,826
Series 2773 Class HC, 4.5% 4/15/19	124	125
Series 2877 Class ZD, 5% 10/15/34	6,101	6,701
Series 3007 Class EW, 5.5% 7/15/25	4,904	5,298
Series 3745 Class KV, 4.5% 12/15/26	6,293	6,784
Series 3806 Class L, 3.5% 2/15/26	8,900	9,478
Series 3862 Class MB, 3.5% 5/15/26	6,893	7,264
Series 3871 Class KB, 5.5% 6/15/41	13,870	16,139
Series 3889 Class DZ, 4% 1/15/41	34,795	37,740
Series 3843 Class PZ, 5% 4/15/41	2,559	3,015
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	7,217	7,583
Series 4341 Class ML, 3.5% 11/15/31	9,808	10,286
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7106% 1/20/38 (d)(e)	236	237
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0906% 8/20/38 (d)(e)	1,768	1,795
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1306% 9/20/38 (d)(e)	1,559	1,594
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8278% 11/16/39 (d)(e)	996	1,004
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7739% 9/20/61 (d)(e)(g)	8,720	8,738
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (d)(e)(g)	5,768	5,786
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (d)(e)(g)	4,911	4,938
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (d)(e)(g)	3,151	3,169
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (d)(e)(g)	4,583	4,598
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (d)(e)(g)	2,938	2,950
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (d)(e)(g)	3,813	3,821
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8239% 8/20/63 (d)(e)(g)	1,141	1,144
Class FD, 1 month U.S. LIBOR + 0.600% 1.8239% 8/20/63 (d)(e)(g)	2,878	2,887
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 1.8739% 12/20/63 (d)(e)(g)	36,459	36,604
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (d)(e)(g)	14,163	14,211
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3% 3/20/65 (d)(e)(g)	13,084	13,084
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (d)(e)(g)	13,022	13,019
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (d)(e)(g)	12,918	12,906
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (d)(e)(g)	14,252	14,263
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,793
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,123
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	4,927	4,911
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	41,163	42,205
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	5,642	5,714
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/62 (d)(e)(g)	20,809	20,865
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (d)(e)(g)	4,304	4,319
Series 2004-22 Class M1, 5.5% 4/20/34	584	757
Series 2010-116 Class QB, 4% 9/16/40	6,076	6,501
Series 2010-169 Class Z, 4.5% 12/20/40	6,825	7,465
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12,899	13,356
Series 2010-H17 Class XP, 5.2967% 7/20/60 (d)(g)	14,591	15,078
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	12,151	12,533
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	1,159	80
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (d)(k)	4,633	4,877
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (d)(k)	10,741	11,534
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	26,125	26,053
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	14,283	14,395
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	41,546	41,831
Class JA, 2.5% 6/20/65 (g)	4,839	4,875
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	41,942	41,857
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (d)(e)(g)	25,196	25,362
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (d)(e)(g)	22,540	22,592
Series 2090-118 Class XZ, 5% 12/20/39	14,092	16,208
		752,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $752,295)		752,270

Commercial Mortgage Securities - 4.1%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,985
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,889
Series K034 Class A1, 2.669% 2/25/23	11,850	12,075
Series K709 Class A2, 2.086% 3/25/19	17,210	17,310
Series K710 Class A2, 1.883% 5/25/19	16,814	16,875
Series K713 Class A2, 2.313% 3/25/20	5,437	5,505
Series K717 Class A2, 2.991% 9/25/21	12,968	13,490
Series K032 Class A1, 3.016% 2/25/23	20,015	20,599
Series K504 Class A2, 2.566% 9/25/20	3,629	3,699
Series K704 Class A2, 2.412% 8/25/18	4,832	4,852
Series K706 Class A2, 2.323% 10/25/18	9,474	9,532
Series K724 Class A1, 2.776% 3/25/23	16,089	16,580
Series K726 Class A1, 2.596% 7/25/49	4,875	4,981
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5522% 2/25/20 (d)(e)	43,722	43,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $178,607)		179,191

Foreign Government and Government Agency Obligations - 3.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,445
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,325
Jordanian Kingdom:
2.503% 10/30/20	19,881	20,443
3% 6/30/25	19,267	20,269
Ukraine Government 1.471% 9/29/21	34,809	34,374
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $155,889)		168,914
	Shares	Value (000s)

Fixed-Income Funds - 21.5%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $899,702)	8,632,953	939,005

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.11% (m)
(Cost $6,876)	6,874,372	6,876

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	15,000	$120
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	15,000	120
TOTAL PURCHASED SWAPTIONS
(Cost $240)			240
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,283,554)			4,361,292
NET OTHER ASSETS (LIABILITIES) - 0.1%			3,992
NET ASSETS - 100%			$4,365,284

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 9/1/47
(Proceeds $100,767)	$(98,100)	$(101,639)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	625	Dec. 2017	$79,365	$214	$214
CBOT 2-Year U.S. Treasury Note Contracts (United States)	755	Dec. 2017	163,316	(1)	(1)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	350	Dec. 2017	41,475	(9)	(9)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	Dec. 2017	37,150	350	350
TOTAL FUTURES CONTRACTS					$554

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(1)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.5%	Semi - annual	3-month LIBOR(3)	Quarterly	CME	Sep. 2047	$1,200	$16	$0	$16

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,905,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $104,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $809,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,472,000 or 0.6% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Mortgage Backed Securities Central Fund	29,169
Total	$29,423

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$31,257	$293,900	$1,393	$(24,739)	$939,005	14.0%
Total	$1,224,994	$31,257	$293,900	$1,393	$(24,739)	$939,005

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,073,196	$--	$2,073,196	$--
U.S. Government Agency - Mortgage Securities	158,028	--	158,028	--
Asset-Backed Securities	83,572	--	83,572	--
Collateralized Mortgage Obligations	752,270	--	752,270	--
Commercial Mortgage Securities	179,191	--	179,191	--
Foreign Government and Government Agency Obligations	168,914	--	168,914	--
Fixed-Income Funds	939,005	939,005	--	--
Money Market Funds	6,876	6,876	--	--
Purchased Swaptions	240	--	240	--
Total Investments in Securities:	$4,361,292	$945,881	$3,415,411	$--
Derivative Instruments:
Assets
Futures Contracts	$564	$564	$--	$--
Swaps	16	--	16	--
Total Assets	$580	$564	$16	$--
Liabilities
Futures Contracts	$(10)	$(10)	$--	$--
Total Liabilities	$(10)	$(10)	$--	$--
Total Derivative Instruments:	$570	$554	$16	$--
Other Financial Instruments:
TBA Sale Commitments	$(101,639)	$--	$(101,639)	$--
Total Other Financial Instruments:	$(101,639)	$--	$(101,639)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$564	$(10)
Purchased Swaptions(b)	240	0
Swaps(c)	16	0
Total Interest Rate Risk	820	(10)
Total Value of Derivatives	$820	$(10)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,376,976)	$3,415,411
Fidelity Central Funds (cost $906,578)	945,881
Total Investment in Securities (cost $4,283,554)		$4,361,292
Cash		19,434
Receivable for investments sold		151,697
Receivable for TBA sale commitments		100,767
Receivable for fund shares sold		2,242
Interest receivable		12,509
Distributions receivable from Fidelity Central Funds		21
Receivable for daily variation margin on futures contracts		214
Receivable for daily variation margin on centrally cleared OTC swaps		6
Other receivables		61
Total assets		4,648,243
Liabilities
Payable for investments purchased
Regular delivery	$150,321
Delayed delivery	5,527
TBA sale commitments, at value	101,639
Payable for fund shares redeemed	3,966
Distributions payable	246
Accrued management fee	1,120
Distribution and service plan fees payable	129
Other affiliated payables	559
Other payables and accrued expenses	60
Collateral on securities loaned	19,392
Total liabilities		282,959
Net Assets		$4,365,284
Net Assets consist of:
Paid in capital		$4,358,602
Distributions in excess of net investment income		(7,544)
Accumulated undistributed net realized gain (loss) on investments		(63,210)
Net unrealized appreciation (depreciation) on investments		77,436
Net Assets		$4,365,284
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($174,194 ÷ 16,810 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class M:
Net Asset Value and redemption price per share ($156,513 ÷ 15,106 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class C:
Net Asset Value and offering price per share ($71,524 ÷ 6,904 shares)(a)		$10.36
Government Income:
Net Asset Value, offering price and redemption price per share ($3,467,149 ÷ 335,131 shares)		$10.35
Class I:
Net Asset Value, offering price and redemption price per share ($495,904 ÷ 47,860 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$70,135
Income from Fidelity Central Funds		29,423
Total income		99,558
Expenses
Management fee	$13,933
Transfer agent fees	5,032
Distribution and service plan fees	1,772
Fund wide operations fee	1,837
Independent trustees' fees and expenses	18
Miscellaneous	16
Total expenses before reductions	22,608
Expense reductions	(11)	22,597
Net investment income (loss)		76,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,059)
Fidelity Central Funds	1,395
Futures contracts	661
Swaps	(1,365)
Capital gain distributions from Fidelity Central Funds	2,091
Total net realized gain (loss)		1,723
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(89,641)
Fidelity Central Funds	(24,739)
Futures contracts	566
Swaps	(449)
Delayed delivery commitments	(904)
Total change in net unrealized appreciation (depreciation)		(115,167)
Net gain (loss)		(113,444)
Net increase (decrease) in net assets resulting from operations		$(36,483)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,961	$71,092
Net realized gain (loss)	1,723	16,993
Change in net unrealized appreciation (depreciation)	(115,167)	104,347
Net increase (decrease) in net assets resulting from operations	(36,483)	192,432
Distributions to shareholders from net investment income	(74,479)	(77,548)
Distributions to shareholders from net realized gain	(34,956)	(39,904)
Total distributions	(109,435)	(117,452)
Share transactions - net increase (decrease)	(430,132)	502,872
Total increase (decrease) in net assets	(576,050)	577,852
Net Assets
Beginning of period	4,941,334	4,363,482
End of period	$4,365,284	$4,941,334
Other Information
Distributions in excess of net investment income end of period	$(7,544)	$(8,402)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.149	.135	.126	.138	.105
Net realized and unrealized gain (loss)	(.230)	.270	.048	.278	(.454)
Total from investment operations	(.081)	.405	.174	.416	(.349)
Distributions from net investment income	(.143)	(.150)	(.116)	(.139)	(.099)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.219)	(.245)	(.144)	(.146)	(.421)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(.73)%	3.92%	1.67%	4.10%	(3.29)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.77%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.44%	1.28%	1.20%	1.34%	.99%
Supplemental Data
Net assets, end of period (in millions)	$174	$261	$222	$246	$291
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.149	.135	.127	.140	.107
Net realized and unrealized gain (loss)	(.229)	.270	.048	.277	(.454)
Total from investment operations	(.080)	.405	.175	.417	(.347)
Distributions from net investment income	(.144)	(.150)	(.117)	(.140)	(.101)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.220)	(.245)	(.145)	(.147)	(.423)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(.73)%	3.92%	1.68%	4.12%	(3.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	1.44%	1.28%	1.20%	1.36%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$157	$197	$181	$196	$228
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.069	.053	.044	.059	.025
Net realized and unrealized gain (loss)	(.229)	.270	.048	.278	(.443)
Total from investment operations	(.160)	.323	.092	.337	(.418)
Distributions from net investment income	(.064)	(.068)	(.034)	(.060)	(.020)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.140)	(.163)	(.062)	(.067)	(.342)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(1.49)%	3.12%	.88%	3.32%	(3.93)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.55%	1.54%	1.52%
Net investment income (loss)	.67%	.50%	.42%	.57%	.24%
Supplemental Data
Net assets, end of period (in millions)	$72	$94	$54	$58	$73
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.48	$10.45	$10.18	$10.95
Income from Investment Operations
Net investment income (loss)A	.181	.167	.159	.171	.138
Net realized and unrealized gain (loss)	(.229)	.281	.048	.278	(.453)
Total from investment operations	(.048)	.448	.207	.449	(.315)
Distributions from net investment income	(.176)	(.183)	(.149)	(.172)	(.133)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.252)	(.278)	(.177)	(.179)	(.455)
Net asset value, end of period	$10.35	$10.65	$10.48	$10.45	$10.18
Total ReturnB	(.42)%	4.35%	1.99%	4.45%	(2.99)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.76%	1.59%	1.51%	1.66%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$3,467	$3,896	$3,489	$3,157	$3,412
Portfolio turnover rateE	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.177	.162	.154	.166	.133
Net realized and unrealized gain (loss)	(.230)	.271	.048	.277	(.454)
Total from investment operations	(.053)	.433	.202	.443	(.321)
Distributions from net investment income	(.171)	(.178)	(.144)	(.166)	(.127)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.247)	(.273)	(.172)	(.173)	(.449)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB	(.46)%	4.19%	1.94%	4.38%	(3.03)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.71%	1.54%	1.46%	1.61%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$496	$494	$412	$298	$296
Portfolio turnover rateE	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swap Agreements	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,233
Gross unrealized depreciation	(25,833)
Net unrealized appreciation (depreciation)	$22,400
Tax Cost	$4,338,034

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$22,400

The Fund intends to elect to defer to its next fiscal year $14,932 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$ 89,228	$ 96,027
Long-term Capital Gains	20,207	21,425
Total	$ 109,435	$ 117,452

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$661	$566
Purchased Swaptions	–	–
Swaps	(1,365)	(449)
Totals	$(704)	$117

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $133,943 and $349,643, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$543	$9
Class M	-%	.25%	424	1
Class C	.75%	.25%	805	143
			$1,772	$153

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24
Class M	3
Class C(a)	12
$39

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$360.17
Class M	274.16
Class C	150.19
Government Income	3,561.10
Class I	687.14
	$5,032

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $165.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$3,003	$3,406
Class M	2,353	2,723
Class B	–	26
Class C	492	480
Government Income	60,593	63,334
Class I	8,038	7,579
Total	$74,479	$77,548
From net realized gain
Class A	$1,831	$2,025
Class M	1,339	1,660
Class B	–	49
Class C	658	503
Government Income	27,600	31,846
Class I	3,528	3,821
Total	$34,956	$39,904

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	4,084	12,026	$42,226	$126,485
Reinvestment of distributions	450	498	4,652	5,224
Shares redeemed	(12,230)	(9,122)	(125,628)	(95,982)
Net increase (decrease)	(7,696)	3,402	$(78,750)	$35,727
Class M
Shares sold	3,752	6,849	$38,695	$71,986
Reinvestment of distributions	338	404	3,499	4,234
Shares redeemed	(7,416)	(6,031)	(76,589)	(63,433)
Net increase (decrease)	(3,326)	1,222	$(34,395)	$12,787
Class B
Shares sold	–	17	$–	$174
Reinvestment of distributions	–	6	–	62
Shares redeemed	–	(584)	–	(6,152)
Net increase (decrease)	–	(561)	$–	$(5,916)
Class C
Shares sold	1,245	5,790	$12,880	$60,776
Reinvestment of distributions	102	81	1,056	844
Shares redeemed	(3,261)	(2,223)	(33,484)	(23,431)
Net increase (decrease)	(1,914)	3,648	$(19,548)	$38,189
Government Income
Shares sold	78,457	91,465	$805,428	$961,380
Reinvestment of distributions	8,206	8,754	84,659	91,724
Shares redeemed	(117,437)	(67,217)	(1,203,566)	(705,341)
Net increase (decrease)	(30,774)	33,002	$(313,479)	$347,763
Class I
Shares sold	13,696	14,937	$140,776	$157,175
Reinvestment of distributions	1,085	1,055	11,211	11,077
Shares redeemed	(13,214)	(8,950)	(135,947)	(93,930)
Net increase (decrease)	1,567	7,042	$16,040	$74,322

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.76%
Actual		$1,000.00	$1,020.10	$3.87
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class M	.76%
Actual		$1,000.00	$1,021.10	$3.87
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.52%
Actual		$1,000.00	$1,017.10	$7.73
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Government Income	.45%
Actual		$1,000.00	$1,022.70	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,021.40	$2.50
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $9,453,771, or, if subsequently determined to be different, the net capital gain of such year.

A total of 34.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $50,080,464 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

AGVT-ANN-1017
1.834242.111

Fidelity® Government Income Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	(0.42)%	1.44%	3.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Government Bond Index performed over the same period.

Period Ending Values
$14,644	Fidelity® Government Income Fund
$14,462	Bloomberg Barclays U.S. Government Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager William Irving and Co-Portfolio Manager Franco Castagliuolo:  For the fiscal year, the fund’s shares classes (excluding sales charges, if applicable) returned about -1%, about in line, net of fees, with the -0.84% return of the benchmark Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index. We continued to execute our strategy of attempting to exploit market inefficiencies to enhance longer-term results. Versus the benchmark, owning reverse-mortgage securities – which were not in the benchmark – aided performance. Our non-benchmark holdings in commercial mortgage-backed securities issued by Freddie Mac also contributed, as did positioning within the government-agency debenture sector. This period, we ventured beyond the government issuers that make up the bulk of this sector – Fannie Mae, Freddie Mac and the Federal Home Loan Banks – into a few higher-yielding niche segments. Specifically, we had more exposure to securities issued by the U.S. Agency for International Development. Security selection worked particularly well in the agency mortgage-backed securities sector. Our larger-than-benchmark stake in securities made up of loans with low remaining balances was beneficial. In contrast, holding Treasury Inflation-Protected Securities, or TIPS, slightly detracted from the fund’s results versus the benchmark. They performed poorly as inflation remained subdued.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund’s investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.7	1.9
1 - 1.99%	33.9	31.8
2 - 2.99%	20.1	22.1
3 - 3.99%	21.7	22.4
4 - 4.99%	12.2	12.8
5 - 5.99%	8.0	8.3
6 - 6.99%	0.5	0.6
7 - 7.99%	0.5	0.5
8% and above	0.0	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Mortgage Securities	21.3%
CMOs and Other Mortgage Related Securities	23.5%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations***	2.0%
Foreign Government & Government Agency Obligations	3.9%
Asset-Backed Securities	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 3.9%

 ** Futures and Swaps – 7.8%

 *** Includes NCUA Guaranteed Notes

As of February 28, 2017*,**
Mortgage Securities	24.8%
CMOs and Other Mortgage Related Securities	24.1%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations***	2.7%
Foreign Government & Government Agency Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments – 4.3%

 ** Futures and Swaps – 5.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$130
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,759
5.375% 4/1/56	3,438	4,773
		9,225
U.S. Treasury Inflation-Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	23,700	24,417
U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.5% 2/15/46	28,232	26,937
2.75% 8/15/47	6,000	6,027
2.875% 8/15/45	112,441	115,819
3% 11/15/44	29,032	30,684
3% 11/15/45	40,000	42,203
3% 2/15/47	27,506	29,025
3% 5/15/47	15,900	16,786
3.625% 2/15/44	45,031	53,047
4.375% 5/15/40	3,000	3,915
4.75% 2/15/37	62,168	84,505
5% 5/15/37 (a)(b)(c)	36,142	50,551
U.S. Treasury Notes:
0.875% 9/15/19	56,901	56,381
1.125% 9/30/21	119,876	117,549
1.375% 7/31/19	120,000	120,113
1.375% 2/29/20	33,681	33,680
1.375% 4/30/20	75,553	75,512
1.375% 8/31/20	5,000	4,990
1.375% 1/31/21	27,500	27,369
1.375% 4/30/21	20,000	19,868
1.375% 5/31/21	20,000	19,854
1.5% 4/15/20	4,775	4,788
1.5% 5/15/20	34,416	34,503
1.5% 7/15/20	22,703	22,752
1.5% 8/15/26	9,629	9,163
1.625% 6/30/20	4,710	4,736
1.625% 7/31/20	30,000	30,171
1.625% 8/31/22	35,000	34,861
1.75% 10/31/20	18,000	18,150
1.75% 12/31/20	59,701	60,167
1.75% 6/30/22	56,910	57,014
1.875% 1/31/22	45,770	46,181
1.875% 3/31/22	56,661	57,141
1.875% 7/31/22	86,000	86,642
1.875% 8/31/24	112,983	112,427
2% 9/30/20	31,153	31,657
2% 10/31/21	19,497	19,785
2% 12/31/21	60,103	60,974
2% 7/31/22	18,845	19,091
2% 8/15/25	38,778	38,689
2% 11/15/26	70,025	69,388
2.125% 6/30/21	22,000	22,442
2.125% 12/31/21	2,000	2,039
2.125% 6/30/22	146	149
2.125% 7/31/24	100,525	101,707
2.125% 5/15/25	18,702	18,853
2.25% 7/31/21	26,021	26,661
2.25% 2/15/27	3,000	3,034
2.375% 5/15/27	29,946	30,596
		1,958,576
Other Government Related - 1.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5789% 12/7/20 (NCUA Guaranteed) (d)(e)	2,576	2,578
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (d)(e)	196	196
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,204
		80,978
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,049,786)		2,073,196

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 2.3%
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (d)(e)	79	82
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (d)(e)	90	94
12 month U.S. LIBOR + 1.523% 3.219% 3/1/36 (d)(e)	348	364
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (d)(e)	347	361
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (d)(e)	1,105	1,135
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (d)(e)	100	104
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (d)(e)	436	455
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)	113	119
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (d)(e)	633	650
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (d)(e)	1,574	1,641
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (d)(e)	653	679
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (d)(e)	710	741
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (d)(e)	255	263
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (d)(e)	63	66
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (d)(e)	1,290	1,369
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (d)(e)	155	163
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (d)(e)	966	1,014
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (d)(e)	241	251
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (d)(e)	79	84
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (d)(e)	95	100
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (d)(e)	1,352	1,419
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (d)(e)	149	158
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (d)(e)	199	207
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (d)(e)	133	141
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (d)(e)	96	101
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (d)(e)	72	74
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (d)(e)	48	50
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (d)(e)	55	56
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (d)(e)	134	138
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (d)(e)	40	41
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (d)(e)	55	57
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (d)(e)	47	49
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)	50	53
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (d)(e)	95	100
4% 5/1/29 to 7/1/47	56,854	60,241
4% 9/1/47 (f)	5,250	5,547
4.5% 11/1/25 to 6/1/41	8,281	8,875
5% 7/1/35 to 6/1/39	7,844	8,634
6% 1/1/34 to 6/1/36	4,881	5,572
6.5% 3/1/22 to 5/1/27	250	281
9.5% 10/1/20	4	4
11.5% 1/15/21	1	1
		101,534
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (d)(e)	1,421	1,503
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (d)(e)	814	854
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (d)(e)	133	139
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (d)(e)	1,987	2,059
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (d)(e)	154	164
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (d)(e)	175	183
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (d)(e)	148	158
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (d)(e)	200	209
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (d)(e)	192	201
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (d)(e)	270	287
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (d)(e)	7	7
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (d)(e)	193	199
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (d)(e)	112	116
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (d)(e)	131	139
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (d)(e)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (d)(e)	582	609
3% 2/1/31	10,198	10,549
4% 5/1/47 to 7/1/47	4,716	4,992
4.5% 5/1/39 to 10/1/41	2,649	2,888
5.5% 7/1/29	17	19
6% 1/1/24	945	1,018
9.5% 6/1/18 to 8/1/21	3	3
		26,311
Ginnie Mae - 0.7%
4.3% 8/20/61 (g)	2,305	2,340
4.649% 2/20/62 (g)	2,209	2,280
4.682% 2/20/62 (g)	3,078	3,153
4.684% 1/20/62 (g)	17,385	17,825
5.47% 8/20/59 (g)	42	43
6% 6/15/36	3,886	4,542
		30,183
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $157,346)		158,028

Asset-Backed Securities - 1.9%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	$46,895	$47,484
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (d)(e)	4,749	4,746
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (d)(e)	1,732	1,740
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5344% 7/26/66 (d)(e)(h)	12,854	12,855
Class A2, 1 month U.S. LIBOR + 0.600% 1.8344% 7/26/66 (d)(e)(h)	14,550	14,617
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	649	674
Series 2002-20K Class 1, 5.08% 11/1/22	959	1,008
Series 2004-20H Class 1, 5.17% 8/1/24	424	448
TOTAL ASSET-BACKED SECURITIES
(Cost $82,813)		83,572

Collateralized Mortgage Obligations - 17.2%
U.S. Government Agency - 17.2%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.2144% 8/25/31 (d)(e)	84	86
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 1.8283% 11/18/31 (d)(e)	80	81
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (d)(e)	34	34
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.2344% 11/25/32 (d)(e)	69	70
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1644% 6/25/36 (d)(e)	5,219	5,303
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,263	1,317
Series 2005-27 Class NE, 5.5% 5/25/34	311	313
Series 2005-64 Class PX, 5.5% 6/25/35	1,488	1,608
Series 2005-68 Class CZ, 5.5% 8/25/35	4,105	4,625
Series 2006-45 Class OP 6/25/36 (i)	721	641
Series 2010-118 Class PB, 4.5% 10/25/40	6,041	6,429
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	772	820
Series 2004-91 Class Z, 5% 12/25/34	4,999	5,506
Series 2005-117 Class JN, 4.5% 1/25/36	412	438
Series 2005-14 Class ZB, 5% 3/25/35	1,536	1,689
Series 2006-72 Class CY, 6% 8/25/26	3,103	3,361
Series 2009-59 Class HB, 5% 8/25/39	2,263	2,499
Series 201-75 Class AL, 3.5% 8/25/26	11,851	12,473
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,755
Series 2011-80:
Class HE, 3.5% 8/25/26	4,160	4,419
Class KB, 3.5% 8/25/26	6,462	6,817
Series 2009-85 Class IB, 4.5% 8/25/24 (j)	222	10
Series 2009-93 Class IC, 4.5% 9/25/24 (j)	319	13
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	3,352	366
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1544% 3/25/36 (d)(e)	3,244	3,319
Series 2010-97 Class CI, 4.5% 8/25/25 (j)	818	47
Series 2012-27 Class EZ, 4.25% 3/25/42	7,199	7,801
Series 2016-26 Class CG, 3% 5/25/46	20,879	21,458
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 1.8267% 2/15/32 (d)(e)	45	46
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7267% 6/15/18 (d)(e)	9	9
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.1267% 10/15/33 (d)(e)	2,770	2,813
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/33 (d)(e)	1,547	1,575
planned amortization class:
Series 1141 Class G, 9% 9/15/21	30	33
Series 2682 Class LD, 4.5% 10/15/33	661	711
Series 3415 Class PC, 5% 12/15/37	458	499
Series 3763 Class QA, 4% 4/15/34	323	324
Series 3840 Class VA, 4.5% 9/15/27	3,863	3,977
Series 3857 Class ZP, 5% 5/15/41	2,991	3,586
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	7,242	8,128
Series 2587 Class AD, 4.71% 3/15/33	2,663	2,826
Series 2773 Class HC, 4.5% 4/15/19	124	125
Series 2877 Class ZD, 5% 10/15/34	6,101	6,701
Series 3007 Class EW, 5.5% 7/15/25	4,904	5,298
Series 3745 Class KV, 4.5% 12/15/26	6,293	6,784
Series 3806 Class L, 3.5% 2/15/26	8,900	9,478
Series 3862 Class MB, 3.5% 5/15/26	6,893	7,264
Series 3871 Class KB, 5.5% 6/15/41	13,870	16,139
Series 3889 Class DZ, 4% 1/15/41	34,795	37,740
Series 3843 Class PZ, 5% 4/15/41	2,559	3,015
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	7,217	7,583
Series 4341 Class ML, 3.5% 11/15/31	9,808	10,286
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7106% 1/20/38 (d)(e)	236	237
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0906% 8/20/38 (d)(e)	1,768	1,795
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1306% 9/20/38 (d)(e)	1,559	1,594
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8278% 11/16/39 (d)(e)	996	1,004
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7739% 9/20/61 (d)(e)(g)	8,720	8,738
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (d)(e)(g)	5,768	5,786
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (d)(e)(g)	4,911	4,938
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (d)(e)(g)	3,151	3,169
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (d)(e)(g)	4,583	4,598
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (d)(e)(g)	2,938	2,950
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (d)(e)(g)	3,813	3,821
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8239% 8/20/63 (d)(e)(g)	1,141	1,144
Class FD, 1 month U.S. LIBOR + 0.600% 1.8239% 8/20/63 (d)(e)(g)	2,878	2,887
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 1.8739% 12/20/63 (d)(e)(g)	36,459	36,604
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (d)(e)(g)	14,163	14,211
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3% 3/20/65 (d)(e)(g)	13,084	13,084
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (d)(e)(g)	13,022	13,019
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (d)(e)(g)	12,918	12,906
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (d)(e)(g)	14,252	14,263
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,793
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,123
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	4,927	4,911
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	41,163	42,205
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	5,642	5,714
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/62 (d)(e)(g)	20,809	20,865
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (d)(e)(g)	4,304	4,319
Series 2004-22 Class M1, 5.5% 4/20/34	584	757
Series 2010-116 Class QB, 4% 9/16/40	6,076	6,501
Series 2010-169 Class Z, 4.5% 12/20/40	6,825	7,465
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12,899	13,356
Series 2010-H17 Class XP, 5.2967% 7/20/60 (d)(g)	14,591	15,078
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(g)	12,151	12,533
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	1,159	80
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (d)(k)	4,633	4,877
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (d)(k)	10,741	11,534
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	26,125	26,053
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	14,283	14,395
Series 2015-H21:
Class HA, 2.5% 6/20/63 (g)	41,546	41,831
Class JA, 2.5% 6/20/65 (g)	4,839	4,875
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(g)	41,942	41,857
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (d)(e)(g)	25,196	25,362
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (d)(e)(g)	22,540	22,592
Series 2090-118 Class XZ, 5% 12/20/39	14,092	16,208
		752,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $752,295)		752,270

Commercial Mortgage Securities - 4.1%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,985
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,889
Series K034 Class A1, 2.669% 2/25/23	11,850	12,075
Series K709 Class A2, 2.086% 3/25/19	17,210	17,310
Series K710 Class A2, 1.883% 5/25/19	16,814	16,875
Series K713 Class A2, 2.313% 3/25/20	5,437	5,505
Series K717 Class A2, 2.991% 9/25/21	12,968	13,490
Series K032 Class A1, 3.016% 2/25/23	20,015	20,599
Series K504 Class A2, 2.566% 9/25/20	3,629	3,699
Series K704 Class A2, 2.412% 8/25/18	4,832	4,852
Series K706 Class A2, 2.323% 10/25/18	9,474	9,532
Series K724 Class A1, 2.776% 3/25/23	16,089	16,580
Series K726 Class A1, 2.596% 7/25/49	4,875	4,981
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5522% 2/25/20 (d)(e)	43,722	43,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $178,607)		179,191

Foreign Government and Government Agency Obligations - 3.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,445
5.5% 12/4/23	48	58
5.5% 4/26/24	6,065	7,325
Jordanian Kingdom:
2.503% 10/30/20	19,881	20,443
3% 6/30/25	19,267	20,269
Ukraine Government 1.471% 9/29/21	34,809	34,374
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $155,889)		168,914
	Shares	Value (000s)

Fixed-Income Funds - 21.5%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $899,702)	8,632,953	939,005

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.11% (m)
(Cost $6,876)	6,874,372	6,876

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	15,000	$120
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	15,000	120
TOTAL PURCHASED SWAPTIONS
(Cost $240)			240
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,283,554)			4,361,292
NET OTHER ASSETS (LIABILITIES) - 0.1%			3,992
NET ASSETS - 100%			$4,365,284

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 9/1/47
(Proceeds $100,767)	$(98,100)	$(101,639)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	625	Dec. 2017	$79,365	$214	$214
CBOT 2-Year U.S. Treasury Note Contracts (United States)	755	Dec. 2017	163,316	(1)	(1)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	350	Dec. 2017	41,475	(9)	(9)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	Dec. 2017	37,150	350	350
TOTAL FUTURES CONTRACTS					$554

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(1)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.5%	Semi - annual	3-month LIBOR(3)	Quarterly	CME	Sep. 2047	$1,200	$16	$0	$16

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,905,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $104,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $809,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,472,000 or 0.6% of net assets.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Mortgage Backed Securities Central Fund	29,169
Total	$29,423

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$31,257	$293,900	$1,393	$(24,739)	$939,005	14.0%
Total	$1,224,994	$31,257	$293,900	$1,393	$(24,739)	$939,005

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,073,196	$--	$2,073,196	$--
U.S. Government Agency - Mortgage Securities	158,028	--	158,028	--
Asset-Backed Securities	83,572	--	83,572	--
Collateralized Mortgage Obligations	752,270	--	752,270	--
Commercial Mortgage Securities	179,191	--	179,191	--
Foreign Government and Government Agency Obligations	168,914	--	168,914	--
Fixed-Income Funds	939,005	939,005	--	--
Money Market Funds	6,876	6,876	--	--
Purchased Swaptions	240	--	240	--
Total Investments in Securities:	$4,361,292	$945,881	$3,415,411	$--
Derivative Instruments:
Assets
Futures Contracts	$564	$564	$--	$--
Swaps	16	--	16	--
Total Assets	$580	$564	$16	$--
Liabilities
Futures Contracts	$(10)	$(10)	$--	$--
Total Liabilities	$(10)	$(10)	$--	$--
Total Derivative Instruments:	$570	$554	$16	$--
Other Financial Instruments:
TBA Sale Commitments	$(101,639)	$--	$(101,639)	$--
Total Other Financial Instruments:	$(101,639)	$--	$(101,639)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$564	$(10)
Purchased Swaptions(b)	240	0
Swaps(c)	16	0
Total Interest Rate Risk	820	(10)
Total Value of Derivatives	$820	$(10)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,376,976)	$3,415,411
Fidelity Central Funds (cost $906,578)	945,881
Total Investment in Securities (cost $4,283,554)		$4,361,292
Cash		19,434
Receivable for investments sold		151,697
Receivable for TBA sale commitments		100,767
Receivable for fund shares sold		2,242
Interest receivable		12,509
Distributions receivable from Fidelity Central Funds		21
Receivable for daily variation margin on futures contracts		214
Receivable for daily variation margin on centrally cleared OTC swaps		6
Other receivables		61
Total assets		4,648,243
Liabilities
Payable for investments purchased
Regular delivery	$150,321
Delayed delivery	5,527
TBA sale commitments, at value	101,639
Payable for fund shares redeemed	3,966
Distributions payable	246
Accrued management fee	1,120
Distribution and service plan fees payable	129
Other affiliated payables	559
Other payables and accrued expenses	60
Collateral on securities loaned	19,392
Total liabilities		282,959
Net Assets		$4,365,284
Net Assets consist of:
Paid in capital		$4,358,602
Distributions in excess of net investment income		(7,544)
Accumulated undistributed net realized gain (loss) on investments		(63,210)
Net unrealized appreciation (depreciation) on investments		77,436
Net Assets		$4,365,284
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($174,194 ÷ 16,810 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class M:
Net Asset Value and redemption price per share ($156,513 ÷ 15,106 shares)		$10.36
Maximum offering price per share (100/96.00 of $10.36)		$10.79
Class C:
Net Asset Value and offering price per share ($71,524 ÷ 6,904 shares)(a)		$10.36
Government Income:
Net Asset Value, offering price and redemption price per share ($3,467,149 ÷ 335,131 shares)		$10.35
Class I:
Net Asset Value, offering price and redemption price per share ($495,904 ÷ 47,860 shares)		$10.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$70,135
Income from Fidelity Central Funds		29,423
Total income		99,558
Expenses
Management fee	$13,933
Transfer agent fees	5,032
Distribution and service plan fees	1,772
Fund wide operations fee	1,837
Independent trustees' fees and expenses	18
Miscellaneous	16
Total expenses before reductions	22,608
Expense reductions	(11)	22,597
Net investment income (loss)		76,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,059)
Fidelity Central Funds	1,395
Futures contracts	661
Swaps	(1,365)
Capital gain distributions from Fidelity Central Funds	2,091
Total net realized gain (loss)		1,723
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(89,641)
Fidelity Central Funds	(24,739)
Futures contracts	566
Swaps	(449)
Delayed delivery commitments	(904)
Total change in net unrealized appreciation (depreciation)		(115,167)
Net gain (loss)		(113,444)
Net increase (decrease) in net assets resulting from operations		$(36,483)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,961	$71,092
Net realized gain (loss)	1,723	16,993
Change in net unrealized appreciation (depreciation)	(115,167)	104,347
Net increase (decrease) in net assets resulting from operations	(36,483)	192,432
Distributions to shareholders from net investment income	(74,479)	(77,548)
Distributions to shareholders from net realized gain	(34,956)	(39,904)
Total distributions	(109,435)	(117,452)
Share transactions - net increase (decrease)	(430,132)	502,872
Total increase (decrease) in net assets	(576,050)	577,852
Net Assets
Beginning of period	4,941,334	4,363,482
End of period	$4,365,284	$4,941,334
Other Information
Distributions in excess of net investment income end of period	$(7,544)	$(8,402)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.149	.135	.126	.138	.105
Net realized and unrealized gain (loss)	(.230)	.270	.048	.278	(.454)
Total from investment operations	(.081)	.405	.174	.416	(.349)
Distributions from net investment income	(.143)	(.150)	(.116)	(.139)	(.099)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.219)	(.245)	(.144)	(.146)	(.421)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(.73)%	3.92%	1.67%	4.10%	(3.29)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.77%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.44%	1.28%	1.20%	1.34%	.99%
Supplemental Data
Net assets, end of period (in millions)	$174	$261	$222	$246	$291
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.149	.135	.127	.140	.107
Net realized and unrealized gain (loss)	(.229)	.270	.048	.277	(.454)
Total from investment operations	(.080)	.405	.175	.417	(.347)
Distributions from net investment income	(.144)	(.150)	(.117)	(.140)	(.101)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.220)	(.245)	(.145)	(.147)	(.423)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(.73)%	3.92%	1.68%	4.12%	(3.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	1.44%	1.28%	1.20%	1.36%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$157	$197	$181	$196	$228
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.96
Income from Investment Operations
Net investment income (loss)A	.069	.053	.044	.059	.025
Net realized and unrealized gain (loss)	(.229)	.270	.048	.278	(.443)
Total from investment operations	(.160)	.323	.092	.337	(.418)
Distributions from net investment income	(.064)	(.068)	(.034)	(.060)	(.020)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.140)	(.163)	(.062)	(.067)	(.342)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB,C	(1.49)%	3.12%	.88%	3.32%	(3.93)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%	1.54%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.55%	1.54%	1.52%
Net investment income (loss)	.67%	.50%	.42%	.57%	.24%
Supplemental Data
Net assets, end of period (in millions)	$72	$94	$54	$58	$73
Portfolio turnover rateF	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$10.48	$10.45	$10.18	$10.95
Income from Investment Operations
Net investment income (loss)A	.181	.167	.159	.171	.138
Net realized and unrealized gain (loss)	(.229)	.281	.048	.278	(.453)
Total from investment operations	(.048)	.448	.207	.449	(.315)
Distributions from net investment income	(.176)	(.183)	(.149)	(.172)	(.133)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.252)	(.278)	(.177)	(.179)	(.455)
Net asset value, end of period	$10.35	$10.65	$10.48	$10.45	$10.18
Total ReturnB	(.42)%	4.35%	1.99%	4.45%	(2.99)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.76%	1.59%	1.51%	1.66%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$3,467	$3,896	$3,489	$3,157	$3,412
Portfolio turnover rateE	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.50	$10.47	$10.20	$10.97
Income from Investment Operations
Net investment income (loss)A	.177	.162	.154	.166	.133
Net realized and unrealized gain (loss)	(.230)	.271	.048	.277	(.454)
Total from investment operations	(.053)	.433	.202	.443	(.321)
Distributions from net investment income	(.171)	(.178)	(.144)	(.166)	(.127)
Distributions from net realized gain	(.076)	(.095)	(.028)	(.007)	(.322)
Total distributions	(.247)	(.273)	(.172)	(.173)	(.449)
Net asset value, end of period	$10.36	$10.66	$10.50	$10.47	$10.20
Total ReturnB	(.46)%	4.19%	1.94%	4.38%	(3.03)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.71%	1.54%	1.46%	1.61%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$496	$494	$412	$298	$296
Portfolio turnover rateE	157%	93%	83%	131%	192%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swap Agreements	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,233
Gross unrealized depreciation	(25,833)
Net unrealized appreciation (depreciation)	$22,400
Tax Cost	$4,338,034

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$22,400

The Fund intends to elect to defer to its next fiscal year $14,932 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$ 89,228	$ 96,027
Long-term Capital Gains	20,207	21,425
Total	$ 109,435	$ 117,452

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$661	$566
Purchased Swaptions	–	–
Swaps	(1,365)	(449)
Totals	$(704)	$117

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $133,943 and $349,643, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$543	$9
Class M	-%	.25%	424	1
Class C	.75%	.25%	805	143
			$1,772	$153

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24
Class M	3
Class C(a)	12
$39

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$360.17
Class M	274.16
Class C	150.19
Government Income	3,561.10
Class I	687.14
	$5,032

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $165.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses $11.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$3,003	$3,406
Class M	2,353	2,723
Class B	–	26
Class C	492	480
Government Income	60,593	63,334
Class I	8,038	7,579
Total	$74,479	$77,548
From net realized gain
Class A	$1,831	$2,025
Class M	1,339	1,660
Class B	–	49
Class C	658	503
Government Income	27,600	31,846
Class I	3,528	3,821
Total	$34,956	$39,904

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	4,084	12,026	$42,226	$126,485
Reinvestment of distributions	450	498	4,652	5,224
Shares redeemed	(12,230)	(9,122)	(125,628)	(95,982)
Net increase (decrease)	(7,696)	3,402	$(78,750)	$35,727
Class M
Shares sold	3,752	6,849	$38,695	$71,986
Reinvestment of distributions	338	404	3,499	4,234
Shares redeemed	(7,416)	(6,031)	(76,589)	(63,433)
Net increase (decrease)	(3,326)	1,222	$(34,395)	$12,787
Class B
Shares sold	–	17	$–	$174
Reinvestment of distributions	–	6	–	62
Shares redeemed	–	(584)	–	(6,152)
Net increase (decrease)	–	(561)	$–	$(5,916)
Class C
Shares sold	1,245	5,790	$12,880	$60,776
Reinvestment of distributions	102	81	1,056	844
Shares redeemed	(3,261)	(2,223)	(33,484)	(23,431)
Net increase (decrease)	(1,914)	3,648	$(19,548)	$38,189
Government Income
Shares sold	78,457	91,465	$805,428	$961,380
Reinvestment of distributions	8,206	8,754	84,659	91,724
Shares redeemed	(117,437)	(67,217)	(1,203,566)	(705,341)
Net increase (decrease)	(30,774)	33,002	$(313,479)	$347,763
Class I
Shares sold	13,696	14,937	$140,776	$157,175
Reinvestment of distributions	1,085	1,055	11,211	11,077
Shares redeemed	(13,214)	(8,950)	(135,947)	(93,930)
Net increase (decrease)	1,567	7,042	$16,040	$74,322

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.76%
Actual		$1,000.00	$1,020.10	$3.87
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class M	.76%
Actual		$1,000.00	$1,021.10	$3.87
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class C	1.52%
Actual		$1,000.00	$1,017.10	$7.73
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Government Income	.45%
Actual		$1,000.00	$1,022.70	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,021.40	$2.50
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $9,453,771, or, if subsequently determined to be different, the net capital gain of such year.

A total of 34.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $50,080,464 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GOV-ANN-1017
1.537760.121

Fidelity® Intermediate Government Income Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	0.08%	1.04%	3.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Intermediate Government Bond Index performed over the same period.

Period Ending Values
$13,699	Fidelity® Intermediate Government Income Fund
$13,721	Bloomberg Barclays U.S. Intermediate Government Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager Franco Castagliuolo and Co-Portfolio Manager William Irving:  For the fiscal year, the fund returned 0.08%, net of fees, about in line with the 0.09% return of the benchmark Bloomberg Barclays U.S. Intermediate Government Bond Index. We continued to execute our strategy of attempting to exploit market inefficiencies to enhance longer-term results. Our decision to invest in government agency mortgage-backed securities (MBS) – which are not in the benchmark – and underweight U.S. Treasury securities, boosted the fund’s relative performance. Other mortgage-related decisions, particularly security selection, were helpful as well. For example, our larger-than-benchmark stake in securities made up of loans with low remaining balances added value. Owning reverse-mortgage securities was a plus, while our non-benchmark holdings in commercial mortgage-backed securities issued by Freddie Mac contributed. Positioning within other areas of the government bond market also aided relative performance. We ventured beyond the government issuers that make of the bulk of this sector – Fannie Mae, Freddie Mac and the Federal Home Loan Banks – into a few higher-yielding niche segments. Specifically, we had more exposure to securities issued by the U.S. Agency for International Development. In contrast, exposure to Treasury Inflation-Protected Securities, or TIPS, detracted from the fund’s return versus the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	1.5	6.2
1 - 1.99%	51.4	40.1
2 - 2.99%	25.5	32.5
3 - 3.99%	5.9	5.3
4 - 4.99%	3.1	3.7
5 - 5.99%	8.3	8.4
6 - 6.99%	0.8	0.7
7 - 7.99%	0.7	0.7
8% and above	0.0	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Mortgage Securities	3.8%
CMOs and Other Mortgage Related Securities	26.3%
U.S. Treasury Obligations	58.7%
U.S. Government Agency Obligations***	2.6%
Foreign Government & Government Agency Obligations	5.0%
Asset-Backed Securities	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 5.0%

 ** Futures and Swaps – 9.2%

 *** Includes NCUA Guaranteed Notes

As of February 28, 2017*,**
Mortgage Securities	4.9%
CMOs and Other Mortgage Related Securities	26.0%
U.S. Treasury Obligations	60.1%
U.S. Government Agency Obligations***	3.3%
Foreign Government & Government Agency Obligations	5.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments – 5.4%

 ** Futures and Swaps – 7.9%

 *** Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	8,742	8,738
U.S. Treasury Obligations - 57.2%
U.S. Treasury Bonds 3% 2/15/47	35	37
U.S. Treasury Notes:
1.125% 9/30/21	$22,860	$22,416
1.375% 7/31/19	22,838	22,859
1.375% 2/29/20 (a)	1,733	1,733
1.375% 1/31/21	10,000	9,952
1.5% 4/15/20	14,767	14,808
1.5% 5/15/20	15,141	15,179
1.5% 7/15/20	4,762	4,772
1.5% 8/15/20	9,500	9,518
1.5% 8/15/26	174	166
1.625% 7/31/20	3,000	3,017
1.625% 8/31/22	7,000	6,972
1.75% 10/31/20	5,000	5,042
1.75% 12/31/20	12,412	12,509
1.75% 4/30/22	2,240	2,246
1.75% 6/30/22	3,000	3,006
1.875% 1/31/22	29,140	29,402
1.875% 3/31/22	22,608	22,800
1.875% 7/31/22	15,520	15,636
1.875% 8/31/24	20,361	20,261
2% 10/31/21	1,272	1,291
2% 8/15/25	41,631	41,536
2.125% 6/30/22	327	333
2.125% 7/31/24	18,117	18,330
2.125% 5/15/25	1,053	1,062
2.25% 7/31/21	35,982	36,867
2.25% 2/15/27	1,920	1,942
2.25% 8/15/27	1,500	1,517
2.375% 5/15/27	4,000	4,087
		329,296
Other Government Related - 2.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5789% 12/7/20 (NCUA Guaranteed) (b)(c)	607	608
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6733% 1/8/20 (NCUA Guaranteed) (b)(c)	1,457	1,459
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (b)(c)	42	42
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,682
		14,791
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $350,980)		352,825

U.S. Government Agency - Mortgage Securities - 6.2%
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(c)	9	9
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(c)	8	9
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (b)(c)	10	11
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (b)(c)	51	53
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (b)(c)	56	59
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (b)(c)	180	184
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	9	10
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (b)(c)	71	74
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	11	11
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (b)(c)	103	106
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (b)(c)	256	267
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (b)(c)	106	110
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (b)(c)	115	120
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(c)	26	27
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(c)	14	14
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (b)(c)	26	28
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	63	67
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	299	317
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(c)	12	13
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(c)	138	146
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	256	269
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	366	384
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(c)	9	10
12 month U.S. LIBOR + 1.885% 3.633% 4/1/36 (b)(c)	73	78
12 month U.S. LIBOR + 2.176% 3.624% 8/1/35 (b)(c)	105	111
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (b)(c)	5	5
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (b)(c)	7	7
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (b)(c)	13	14
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (b)(c)	5	5
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (b)(c)	6	7
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(c)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.146% 2.78% 7/1/36 (b)(c)	51	53
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (b)(c)	12	13
4% 5/1/29	3,862	4,098
4% 9/1/47 (d)	5,872	6,204
4% 9/1/47 (d)	599	633
4% 9/1/47 (d)	6,471	6,837
4.5% 11/1/25 to 6/1/41	1,676	1,801
5% 1/1/22 to 6/1/39	1,526	1,679
5.5% 10/1/20 to 8/1/25	704	741
6% 1/1/34 to 6/1/36	972	1,108
6.5% 2/1/22 to 8/1/36	1,003	1,162
		26,865
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(c)	7	7
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (b)(c)	41	42
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(c)	44	46
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(c)	400	423
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(c)	15	16
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	220	230
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (b)(c)	322	333
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(c)	26	28
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (b)(c)	1	1
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(c)	19	19
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(c)	18	19
6 month U.S. LIBOR + 1.665% 3.04% 7/1/35 (b)(c)	320	331
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(c)	12	12
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(c)	22	22
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(c)	11	11
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(c)	93	97
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(c)	50	53
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(c)	188	195
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(c)	74	79
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(c)	48	50
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(c)	71	74
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.996% 4/1/34 (b)(c)	236	247
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(c)	59	62
6% 1/1/24	200	216
6.5% 12/1/21	52	55
9.5% 5/1/20 to 6/1/21	6	6
10% 11/1/18 to 3/1/21	6	6
10.5% 1/1/21	0	0
11% 9/1/20	0	1
		2,696
Ginnie Mae - 1.1%
4.3% 8/20/61 (e)	482	489
4.649% 2/20/62 (e)	465	480
4.682% 2/20/62 (e)	643	659
4.684% 1/20/62 (e)	3,742	3,837
5.47% 8/20/59 (e)	9	9
6% 6/15/36	807	943
8% 12/15/23	56	62
10.5% 12/15/17 to 10/15/21	22	23
11% 7/20/18 to 1/20/21	4	5
		6,507
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $35,725)		36,068

Asset-Backed Securities - 2.0%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	$6,499	$6,581
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (b)(c)	656	655
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (b)(c)	236	237
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5344% 7/26/66 (b)(c)(f)	1,778	1,778
Class A2, 1 month U.S. LIBOR + 0.600% 1.8344% 7/26/66 (b)(c)(f)	2,013	2,022
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	82	86
TOTAL ASSET-BACKED SECURITIES
(Cost $11,264)		11,359

Collateralized Mortgage Obligations - 21.8%
U.S. Government Agency - 21.8%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.66% 4/25/24 (b)(c)	383	385
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.2144% 8/25/31 (b)(c)	79	80
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (b)(c)	17	17
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.6844% 11/25/32 (b)(c)	895	899
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.2344% 11/25/32 (b)(c)	35	35
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1644% 6/25/36 (b)(c)	1,129	1,148
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	0	0
Series 2003-28 Class KG, 5.5% 4/25/23	161	172
Series 2005-19 Class PA, 5.5% 7/25/34	272	284
Series 2005-27 Class NE, 5.5% 5/25/34	65	66
Series 2005-64 Class PX, 5.5% 6/25/35	321	347
Series 2005-68 Class CZ, 5.5% 8/25/35	837	943
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	0	0
Series 2003-117 Class MD, 5% 12/25/23	163	172
Series 2004-52 Class KZ, 5.5% 7/25/34	1,921	2,144
Series 2004-91 Class Z, 5% 12/25/34	1,106	1,218
Series 2009-59 Class HB, 5% 8/25/39	473	523
Series 201-75 Class AL, 3.5% 8/25/26	1,561	1,643
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,821
Series 2011-80:
Class HE, 3.5% 8/25/26	548	582
Class KB, 3.5% 8/25/26	851	898
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	773	84
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1544% 3/25/36 (b)(c)	699	715
Series 2011-67 Class AI, 4% 7/25/26 (g)	200	19
Series 2016-26 Class CG, 3% 5/25/46	2,667	2,741
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.6267% 11/15/32 (b)(c)	149	150
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7267% 6/15/18 (b)(c)	1	1
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/33 (b)(c)	334	340
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6267% 3/15/34 (b)(c)	348	349
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	415	455
Series 3415 Class PC, 5% 12/15/37	129	140
Series 3763 Class QA, 4% 4/15/34	67	68
Series 3840 Class VA, 4.5% 9/15/27	647	666
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	450	492
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,518	1,704
Series 2004-2862 Class NE, 5% 9/15/24	2,900	3,067
Series 2145 Class MZ, 6.5% 4/15/29	468	533
Series 2357 Class ZB, 6.5% 9/15/31	270	312
Series 2877 Class ZD, 5% 10/15/34	1,345	1,477
Series 2998 Class LY, 5.5% 7/15/25	146	157
Series 3007 Class EW, 5.5% 7/15/25	622	672
Series 3745 Class KV, 4.5% 12/15/26	1,076	1,160
Series 3806 Class L, 3.5% 2/15/26	1,400	1,491
Series 3862 Class MB, 3.5% 5/15/26	908	957
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,093	1,149
Series 4341 Class ML, 3.5% 11/15/31	1,432	1,502
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 7/20/37 (b)(c)	204	205
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7106% 1/20/38 (b)(c)	50	50
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8278% 11/16/39 (b)(c)	206	208
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7578% 12/16/39 (b)(c)	157	158
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (b)(c)(e)	2,315	2,299
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (b)(c)(e)	2,800	2,778
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (b)(c)(e)	3,122	3,103
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (b)(c)(e)	831	827
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (b)(c)(e)	1,577	1,577
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (b)(c)(e)	3,120	3,120
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (b)(c)(e)	3,510	3,510
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (b)(c)(e)	1,244	1,244
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(e)	1,419	1,417
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(e)	1,301	1,301
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (b)(c)(e)	1,646	1,648
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (b)(c)(e)	1,656	1,661
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (b)(c)(e)	1,409	1,417
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (b)(c)(e)	908	913
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (b)(c)(e)	1,314	1,318
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (b)(c)(e)	846	849
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (b)(c)(e)	561	562
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (b)(c)(e)	2,245	2,244
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (b)(c)(e)	2,213	2,211
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,069
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	456	53
Series 2011-68 Class EC, 3.5% 4/20/41	946	988
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	797	795
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	946	958
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/62 (b)(c)(e)	3,159	3,168
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (b)(c)(e)	833	836
Series 2010-169 Class Z, 4.5% 12/20/40	996	1,090
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	2,789	2,888
Series 2010-H17 Class XP, 5.2967% 7/20/60 (b)(e)	3,088	3,191
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(e)	2,558	2,638
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	249	17
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (b)(h)	945	995
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (b)(h)	2,192	2,354
Series 2013-H04 Class BA, 1.65% 2/20/63 (e)	1,335	1,329
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	3,630	3,620
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	3,228	3,253
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	8,989	9,050
Class JA, 2.5% 6/20/65 (e)	819	825
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(e)	7,013	6,999
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(c)(e)	3,851	3,877
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (b)(c)(e)	3,549	3,557
Series 2090-118 Class XZ, 5% 12/20/39	2,233	2,568
		125,516
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $125,479)		125,516

Commercial Mortgage Securities - 4.5%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	831
sequential payer:
Series K034 Class A1, 2.669% 2/25/23	2,523	2,571
Series K709 Class A2, 2.086% 3/25/19	2,390	2,404
Series K710 Class A2, 1.883% 5/25/19	2,438	2,447
Series K713 Class A2, 2.313% 3/25/20	804	814
Series K717 Class A2, 2.991% 9/25/21	670	697
Series K032 Class A1, 3.016% 2/25/23	4,261	4,385
Series K504 Class A2, 2.566% 9/25/20	367	374
Series K704 Class A2, 2.412% 8/25/18	663	666
Series K706 Class A2, 2.323% 10/25/18	1,295	1,303
Series K724 Class A1, 2.776% 3/25/23	2,366	2,438
Series K726 Class A1, 2.596% 7/25/49	666	680
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5522% 2/25/20 (b)(c)	6,130	6,144
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $25,653)		25,754

Foreign Government and Government Agency Obligations - 5.0%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,444
5.5% 12/4/23	10,710	12,880
5.5% 4/26/24	1,100	1,328
Jordanian Kingdom:
2.503% 10/30/20	4,169	4,287
3% 6/30/25	3,329	3,502
Ukraine Government 1.471% 9/29/21	1,400	1,383
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,887)		28,824
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (i)
(Cost $2,262)	2,261,840	2,262

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	6,700	$54
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	6,700	54
TOTAL PURCHASED SWAPTIONS
(Cost $108)			108
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $578,358)			582,716
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(6,969)
NET ASSETS - 100%			$575,747

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/47	$(6,471)	$(6,837)
4% 9/1/47	(6,471)	(6,836)
TOTAL TBA SALE COMMITMENTS
(Proceeds $13,641)		$(13,673)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	214	Dec. 2017	$46,291	$0	$0
CBOT 5-Year U.S. Treasury Note Contracts (United States)	54	Dec. 2017	6,399	8	8
TOTAL FUTURES CONTRACTS					$8

The notional amount of futures purchased as a percentage of Net Assets is 9.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,800,000 or 0.7% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37
Total	$37

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$352,825	$--	$352,825	$--
U.S. Government Agency - Mortgage Securities	36,068	--	36,068	--
Asset-Backed Securities	11,359	--	11,359	--
Collateralized Mortgage Obligations	125,516	--	125,516	--
Commercial Mortgage Securities	25,754	--	25,754	--
Foreign Government and Government Agency Obligations	28,824	--	28,824	--
Money Market Funds	2,262	2,262	--	--
Purchased Swaptions	108	--	108	--
Total Investments in Securities:	$582,716	$2,262	$580,454	$--
Derivative Instruments:
Assets
Futures Contracts	$8	$8	$--	$--
Total Assets	$8	$8	$--	$--
Liabilities
Futures Contracts	$0	$0	$--	$--
Total Liabilities	$0	$0	$--	$--
Total Derivative Instruments:	$8	$8	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,673)	$--	$(13,673)	$--
Total Other Financial Instruments:	$(13,673)	$--	$(13,673)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$8	$0
Purchased Swaptions(b)	108	0
Total Interest Rate Risk	116	0
Total Value of Derivatives	$116	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

Values shown as $0 may reflect amounts less than $500.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $576,096)	$580,454
Fidelity Central Funds (cost $2,262)	2,262
Total Investment in Securities (cost $578,358)		$582,716
Receivable for investments sold		42,364
Receivable for TBA sale commitments		13,641
Receivable for fund shares sold		263
Interest receivable		1,781
Distributions receivable from Fidelity Central Funds		3
Receivable for daily variation margin on futures contracts		7
Total assets		640,775
Liabilities
Payable for investments purchased
Regular delivery	$36,845
Delayed delivery	13,646
TBA sale commitments, at value	13,673
Payable for fund shares redeemed	591
Distributions payable	55
Accrued management fee	148
Other affiliated payables	70
Total liabilities		65,028
Net Assets		$575,747
Net Assets consist of:
Paid in capital		$575,296
Distributions in excess of net investment income		(257)
Accumulated undistributed net realized gain (loss) on investments		(3,626)
Net unrealized appreciation (depreciation) on investments		4,334
Net Assets, for 54,477 shares outstanding		$575,747
Net Asset Value, offering price and redemption price per share ($575,747 ÷ 54,477 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$11,437
Income from Fidelity Central Funds		37
Total income		11,474
Expenses
Management fee	$1,955
Transfer agent fees	633
Fund wide operations fee	258
Independent trustees' fees and expenses	3
Miscellaneous	3
Total expenses before reductions	2,852
Expense reductions	(1)	2,851
Net investment income (loss)		8,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,059)
Fidelity Central Funds	(1)
Futures contracts	(18)
Total net realized gain (loss)		(3,078)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7,229)
Futures contracts	33
Delayed delivery commitments	(32)
Total change in net unrealized appreciation (depreciation)		(7,228)
Net gain (loss)		(10,306)
Net increase (decrease) in net assets resulting from operations		$(1,683)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,623	$8,847
Net realized gain (loss)	(3,078)	6,218
Change in net unrealized appreciation (depreciation)	(7,228)	3,497
Net increase (decrease) in net assets resulting from operations	(1,683)	18,562
Distributions to shareholders from net investment income	(8,262)	(9,192)
Distributions to shareholders from net realized gain	(5,795)	(4,324)
Total distributions	(14,057)	(13,516)
Share transactions
Proceeds from sales of shares	41,033	154,812
Reinvestment of distributions	13,123	12,650
Cost of shares redeemed	(183,806)	(191,359)
Net increase (decrease) in net assets resulting from share transactions	(129,650)	(23,897)
Total increase (decrease) in net assets	(145,390)	(18,851)
Net Assets
Beginning of period	721,137	739,988
End of period	$575,747	$721,137
Other Information
Distributions in excess of net investment income end of period	$(257)	$(316)
Shares
Sold	3,886	14,435
Issued in reinvestment of distributions	1,240	1,181
Redeemed	(17,480)	(17,853)
Net increase (decrease)	(12,354)	(2,237)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Government Income Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.71	$10.68	$10.58	$11.09
Income from Investment Operations
Net investment income (loss)A	.144	.130	.144	.133	.116
Net realized and unrealized gain (loss)	(.138)	.148	.016	.153	(.294)
Total from investment operations	.006	.278	.160	.286	(.178)
Distributions from net investment income	(.138)	(.135)	(.130)	(.130)	(.116)
Distributions from net realized gain	(.088)	(.063)	–	(.056)	(.216)
Total distributions	(.226)	(.198)	(.130)	(.186)	(.332)
Net asset value, end of period	$10.57	$10.79	$10.71	$10.68	$10.58
Total ReturnB	.08%	2.62%	1.50%	2.72%	(1.66)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.36%	1.21%	1.34%	1.25%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$576	$721	$740	$823	$916
Portfolio turnover rateE	149%	117%	71%	153%	179%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,421
Gross unrealized depreciation	(1,451)
Net unrealized appreciation (depreciation)	$3,970
Tax Cost	$578,715

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$97
Net unrealized appreciation (depreciation) on securities and other investments	$3,970

The Fund intends to elect to defer to its next fiscal year $3,614 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$9,242	$ 10,433
Long-term Capital Gains	4,815	3,083
Total	$14,057	$ 13,516

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments". The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(18)	$33
Purchased Options	–	–
Totals	$(18)	$33

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,311 and $9,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $7.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Intermediate Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.45%	$1,000.00	$1,016.60	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $204,997, or, if subsequently determined to be different, the net capital gain of such year.

A total of 48.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,262,209 of distributions paid during the period September 1, 2016 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLM-ANN-1017
1.844593.112

Fidelity Flex℠ Funds Fidelity Flex℠ Core Bond Fund Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	55.6%
AA	0.5%
A	5.1%
BBB	17.6%
BB and Below	15.8%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	32.2%
U.S. Government and U.S. Government Agency Obligations	55.6%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Bonds	1.2%
Other Investments	5.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 7.6%

 ** Futures and Swaps - 0.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.8%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$212,074
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	30,410
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	48,209
5.375% 5/1/47 (a)	30,000	30,625
Comcast Corp. 6.45% 3/15/37	15,000	19,799
Time Warner Cable, Inc.:
4% 9/1/21	80,000	83,357
7.3% 7/1/38	120,000	147,932
Time Warner, Inc. 6.2% 3/15/40	40,000	47,198
		407,530

TOTAL CONSUMER DISCRETIONARY		619,604

CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	45,846
4.7% 2/1/36	125,000	138,577
		184,423
Tobacco - 0.4%
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,067

TOTAL CONSUMER STAPLES		287,490

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Finance Co. 7.5% 5/1/31	40,000	50,249
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	44,650
6.6% 3/15/46	30,000	36,293
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	25,639
5.85% 2/1/35	25,000	27,905
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	24,000	23,167
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,851
5.8% 6/1/45	10,000	12,167
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,550
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,475
Enbridge, Inc.:
4.25% 12/1/26	25,000	26,331
5.5% 12/1/46	25,000	28,675
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,846
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	75,586
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	37,969
Petrobras Global Finance BV:
5.625% 5/20/43	50,000	43,850
6.125% 1/17/22	145,000	153,700
7.25% 3/17/44	50,000	51,500
7.375% 1/17/27	60,000	66,314
Petroleos Mexicanos:
4.625% 9/21/23	330,000	343,530
6.5% 3/13/27 (a)	20,000	22,400
6.75% 9/21/47	100,000	107,510
6.75% 9/21/47 (a)	20,000	21,502
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	71,575
5.75% 6/24/44	35,000	36,313
Western Gas Partners LP 4.65% 7/1/26	35,000	36,398
Williams Partners LP 4.3% 3/4/24	100,000	106,006
		1,534,951
FINANCIALS - 11.5%
Banks - 5.9%
Bank of America Corp.:
3.5% 4/19/26	160,000	162,950
3.705% 4/24/28 (b)	29,000	29,669
5.65% 5/1/18	110,000	112,761
5.875% 1/5/21	60,000	66,947
Barclays PLC 4.375% 1/12/26	200,000	210,289
Citigroup, Inc.:
1.8% 2/5/18	100,000	100,064
2.4% 2/18/20	85,000	85,770
2.876% 7/24/23 (b)	43,000	43,249
4.4% 6/10/25	70,000	74,024
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	260,674
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	35,341
2.95% 10/1/26	135,000	132,931
4.35% 8/15/21	125,000	134,707
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	174,046
6.125% 12/15/22	80,000	88,100
		1,711,522
Capital Markets - 3.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	23,371
Deutsche Bank AG London Branch 4.1% 1/13/26	100,000	103,868
Goldman Sachs Group, Inc.:
2.625% 1/31/19	170,000	171,756
2.625% 4/25/21	35,000	35,239
3.691% 6/5/28 (b)	170,000	172,940
3.75% 5/22/25	50,000	51,580
Moody's Corp.:
3.25% 1/15/28 (a)	10,000	10,081
4.875% 2/15/24	9,000	10,038
Morgan Stanley:
3.125% 7/27/26	171,000	168,778
5.625% 9/23/19	100,000	107,178
5.75% 1/25/21	150,000	166,652
		1,021,481
Consumer Finance - 0.9%
Capital One Financial Corp. 2.5% 5/12/20	125,000	126,131
Discover Financial Services:
3.95% 11/6/24	80,000	82,676
4.1% 2/9/27	50,000	51,219
		260,026
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	34,950
3.85% 2/1/25	40,000	40,068
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,970
		86,988
Insurance - 0.8%
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	56,077
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	48,263
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	85,112
Unum Group 3.875% 11/5/25	50,000	51,959
		241,411

TOTAL FINANCIALS		3,321,428

HEALTH CARE - 1.1%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	26,743
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 6.5% 2/15/20	50,000	54,449
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22	40,000	41,558
Mylan N.V.:
3.15% 6/15/21	50,000	50,711
3.95% 6/15/26	20,000	20,375
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	51,833
3.15% 10/1/26	65,000	59,479
Zoetis, Inc. 3.45% 11/13/20	15,000	15,593
		239,549

TOTAL HEALTH CARE		320,741

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	42,246
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Corporate Office Properties LP 5.25% 2/15/24	157,000	170,608
DDR Corp.:
3.9% 8/15/24	4,000	4,049
4.625% 7/15/22	65,000	68,809
Duke Realty LP 3.625% 4/15/23	50,000	51,986
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	172,360
4.5% 1/15/25	6,000	6,169
4.75% 1/15/28	27,000	27,489
WP Carey, Inc. 4% 2/1/25	28,000	28,622
		530,092
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	100,000	102,293
Digital Realty Trust LP:
4.75% 10/1/25	45,000	49,068
5.25% 3/15/21	30,000	32,751
Liberty Property LP 4.4% 2/15/24	40,000	43,067
Mack-Cali Realty LP 3.15% 5/15/23	50,000	47,717
Ventas Realty LP 3.5% 2/1/25	65,000	66,008
		340,904

TOTAL REAL ESTATE		870,996

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	100,000	103,041
6.3% 1/15/38	50,000	58,702
Verizon Communications, Inc.:
4.5% 9/15/20	50,000	53,635
5.012% 4/15/49	30,000	30,128
5.012% 8/21/54	85,000	83,570
5.5% 3/16/47	11,000	11,887
		340,963
UTILITIES - 0.8%
Electric Utilities - 0.6%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,752
7.375% 11/15/31	85,000	114,716
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	10,000	10,086
		172,554
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	50,000	54,375

TOTAL UTILITIES		226,929

TOTAL NONCONVERTIBLE BONDS
(Cost $7,391,242)		7,565,348

U.S. Government and Government Agency Obligations - 38.0%
U.S. Treasury Inflation-Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	507,380	508,280
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27	1,343,630	1,342,910

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,851,190

U.S. Treasury Obligations - 31.6%
U.S. Treasury Bonds:
3% 2/15/47	$947,000	$999,307
3% 5/15/47	100,000	105,574
U.S. Treasury Notes:
1.125% 2/28/19	1,211,000	1,208,067
1.875% 3/31/22	6,166,000	6,218,260
2.25% 2/15/27	561,000	567,311

TOTAL U.S. TREASURY OBLIGATIONS		9,098,519

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,826,986)		10,949,709

Commercial Mortgage Securities - 0.5%
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.3822% 12/15/34 (a)(b)	$125,000	$126,713
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	25,000	25,799
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $152,221)		152,512

Municipal Securities - 1.2%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	134,340
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$125,594
Series 2010-3, 5.547% 4/1/19	70,000	72,427
TOTAL MUNICIPAL SECURITIES
(Cost $313,226)		332,361

Foreign Government and Government Agency Obligations - 0.4%
Dominican Republic 5.95% 1/25/27(a)	$	$
(Cost $106,278)	100,000	$108,500
	Shares	Value

Fixed-Income Funds - 27.9%
Fidelity Floating Rate Central Fund (c)	12,065	1,244,345
Fidelity Mortgage Backed Securities Central Fund (c)	43,811	4,765,339
Fidelity Specialized High Income Central Fund (c)	19,448	2,034,874
TOTAL FIXED-INCOME FUNDS
(Cost $7,963,472)		8,044,558

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $1,355,873)	1,355,602	1,355,873
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $28,109,298)		28,508,861
NET OTHER ASSETS (LIABILITIES) - 1.0%		293,828
NET ASSETS - 100%		$28,802,689

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $580,858 or 2.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,792
Fidelity Floating Rate Central Fund	29,880
Fidelity Mortgage Backed Securities Central Fund	58,089
Fidelity Specialized High Income Central Fund	50,658
Total	$146,419

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$--	$1,255,278	$--	$--	$(10,933)	$1,244,345	0.1%
Fidelity Mortgage Backed Securities Central Fund	--	4,699,463	--	--	65,876	4,765,339	0.1%
Fidelity Specialized High Income Central Fund	--	2,008,731	--	--	26,143	2,034,874	0.3%
Total	$--	$7,963,472	$--	$--	$81,086	$8,044,558

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$7,565,348	$--	$7,565,348	$--
U.S. Government and Government Agency Obligations	10,949,709	--	10,949,709	--
Commercial Mortgage Securities	152,512	--	152,512	--
Municipal Securities	332,361	--	332,361	--
Foreign Government and Government Agency Obligations	108,500	--	108,500	--
Fixed-Income Funds	8,044,558	8,044,558	--	--
Money Market Funds	1,355,873	1,355,873	--	--
Total Investments in Securities:	$28,508,861	$9,400,431	$19,108,430	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,789,953)	$19,108,430
Fidelity Central Funds (cost $9,319,345)	9,400,431
Total Investment in Securities (cost $28,109,298)		$28,508,861
Cash		152,139
Receivable for fund shares sold		497
Interest receivable		139,952
Distributions receivable from Fidelity Central Funds		1,240
Total assets		28,802,689
Net Assets		$28,802,689
Net Assets consist of:
Paid in capital		$28,238,993
Undistributed net investment income		28,153
Accumulated undistributed net realized gain (loss) on investments		135,980
Net unrealized appreciation (depreciation) on investments		399,563
Net Assets, for 2,819,266 shares outstanding		$28,802,689
Net Asset Value, offering price and redemption price per share ($28,802,689 ÷ 2,819,266 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 7, 2017 (commencement of operations) to August 31, 2017
Investment Income
Interest		$228,290
Income from Fidelity Central Funds		146,419
Total income		374,709
Expenses
Independent trustees' fees and expenses	$38
Miscellaneous	25
Total expenses before reductions	63
Expense reductions	(1)	62
Net investment income (loss)		374,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,165
Total net realized gain (loss)		134,165
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	318,477
Fidelity Central Funds	81,086
Total change in net unrealized appreciation (depreciation)		399,563
Net gain (loss)		533,728
Net increase (decrease) in net assets resulting from operations		$908,375

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 7, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,647
Net realized gain (loss)	134,165
Change in net unrealized appreciation (depreciation)	399,563
Net increase (decrease) in net assets resulting from operations	908,375
Distributions to shareholders from net investment income	(344,679)
Share transactions
Proceeds from sales of shares	27,990,779
Reinvestment of distributions	344,679
Cost of shares redeemed	(96,465)
Net increase (decrease) in net assets resulting from share transactions	28,238,993
Total increase (decrease) in net assets	28,802,689
Net Assets
Beginning of period	–
End of period	$28,802,689
Other Information
Undistributed net investment income end of period	$28,153
Shares
Sold	2,794,789
Issued in reinvestment of distributions	33,972
Redeemed	(9,495)
Net increase (decrease)	2,819,266

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Core Bond Fund

Years ended August 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.145
Net realized and unrealized gain (loss)	.209
Total from investment operations	.354
Distributions from net investment income	(.134)
Total distributions	(.134)
Net asset value, end of period	$10.22
Total ReturnC,D	3.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,803
Portfolio turnover rateI	60%J

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05% .

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Flex Core Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.05%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMRC	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$421,411
Gross unrealized depreciation	(17,985)
Net unrealized appreciation (depreciation)	$403,426
Tax Cost	$28,105,435

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$160,270
Net unrealized appreciation (depreciation) on securities and other investments	$403,426

The tax character of distributions paid was as follows:

August 31, 2017(a)
Ordinary Income	$344,679

 (a) For the period March 7, 2017 (commencement of operations) to August 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $15,900,278 and $58,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment advisor or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Flex Core Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Flex Core Bond Fund (a fund of Fidelity Income Fund) as of August 31, 2017, and the results of its operations, the changes in its net assets, and the financial highlights for the period March 7, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Flex Core Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2017 to August 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value	Expenses Paid During PeriodB
Actual	- %C	$1,000.00	$1,035.50	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C Amount represents less than .005%.

 D Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period March 7, 2017 to August 31, 2017).

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Core Bond Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $0.046 per share derived from capital gains realized from sales of portfolio securities.

A total of 24.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Core Bond Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZCD-ANN-1017
1.9881607.100

Fidelity® Total Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	2.07%	2.98%	5.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,527	Fidelity® Total Bond Fund
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager Ford O'Neil:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 1% to 2%, outpacing, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. Versus the benchmark, an emphasis on bonds in credit-sensitive spread sectors provided the biggest boost, as they outpaced U.S. government bonds and agency mortgage-backed securities – more-conservative investments in which the fund was underweighted. Specifically, larger-than-benchmark exposure to high-yield bonds and, to a lesser extent, leveraged loans added value. The fund enjoyed good results from investing in sovereign-debt holdings from Mexico and Brazil. Holding 10- and 30-year TIPS (Treasury Inflation-Protected Securities) and certain taxable municipal bonds also contributed, as did a small overweighting in commercial mortgage-backed securities. A significant overweighting in investment-grade credit further helped, led by selections among financials. Conversely, detractors included underweightings in certain industrial segments, namely technology and basic industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Celso Munoz assumed Co-Manager responsibilities for the fund, joining Co-Managers Matthew Conti, Jeff Moore and Michael Foggin, and Lead Manager Ford O’Neil.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	54.2%
AAA	0.8%
AA	1.1%
A	5.3%
BBB	20.0%
BB and Below	15.0%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	2.0%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	49.3%
AAA	1.4%
AA	1.3%
A	5.4%
BBB	21.7%
BB and Below	17.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	32.5%
U.S. Government and U.S. Government Agency Obligations	54.2%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Bonds	1.4%
Other Investments	6.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 10.3%

 ** Futures and Swaps - 0.5%

As of February 28, 2017*,**
Corporate Bonds	35.5%
U.S. Government and U.S. Government Agency Obligations	49.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	3.1%
Municipal Bonds	1.6%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.4%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.5%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,189,638
Metalsa SA de CV 4.9% 4/24/23 (b)		4,955,000	4,992,163
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,100,000	2,437,446
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,010,000	3,085,250
Tenneco, Inc. 5% 7/15/26		2,271,000	2,293,710
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	553,797
			16,552,004
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,366,402
5.2% 4/1/45		3,030,000	2,997,741
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,807,663
3.2% 7/13/20		20,200,000	20,626,856
3.25% 5/15/18		4,810,000	4,857,956
3.5% 7/10/19		10,761,000	11,024,740
4% 1/15/25		18,085,000	18,319,883
4.2% 3/1/21		26,269,000	27,660,321
4.25% 5/15/23		5,420,000	5,649,677
4.375% 9/25/21		47,963,000	50,858,547
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	2,600,000	3,110,355
2.7%(Reg. S) (c)(d)	EUR	3,200,000	3,761,822
			186,041,963
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,221,882
4.25% 6/15/23		8,466,000	9,174,522
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	5,018,813
			15,415,217
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		5,035,000	5,097,938
5% 10/15/25 (b)		3,080,000	3,160,850
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	7,570,355
5.125% 1/15/24		2,520,000	2,677,500
Carlson Travel, Inc. 9.5% 12/15/24 (b)		3,895,000	3,807,363
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,133,000
FelCor Lodging LP 5.625% 3/1/23		135,000	140,063
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	7,437,102
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,514,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,695,842
4.875% 4/1/27		1,530,000	1,621,800
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		1,580,000	1,621,475
5% 6/1/24 (b)		4,515,000	4,719,530
5.25% 6/1/26 (b)		1,790,000	1,886,213
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,726,454
3.7% 1/30/26		9,591,000	10,096,450
MCE Finance Ltd. 4.875% 6/6/25 (b)		3,410,000	3,423,582
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26		13,345,000	13,578,538
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	556,200
Scientific Games Corp.:
6.625% 5/15/21		6,270,000	6,489,450
7% 1/1/22 (b)		1,700,000	1,814,750
Silversea Cruises 7.25% 2/1/25 (b)		1,395,000	1,503,113
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,695,525
7.25% 11/30/21 (b)		4,925,000	5,287,731
Times Square Hotel Trust 8.528% 8/1/26 (b)		1,023,831	1,223,873
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,777,300
Wynn Macau Ltd. 5.25% 10/15/21 (b)		33,480,000	34,199,820
Yum! Brands, Inc. 5.35% 11/1/43		1,720,000	1,612,483
			136,068,850
Household Durables - 0.2%
CalAtlantic Group, Inc.:
5% 6/15/27		3,810,000	3,819,525
5.25% 6/1/26		4,285,000	4,413,550
5.875% 11/15/24		1,775,000	1,925,875
Lennar Corp. 4.125% 1/15/22		2,950,000	3,038,500
M/I Homes, Inc.:
5.625% 8/1/25 (b)		1,060,000	1,075,900
6.75% 1/15/21		4,265,000	4,456,925
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,703,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (b)(d)(e)		3,930,000	4,003,688
5.125% 7/15/23 (b)		5,170,000	5,388,122
5.75% 10/15/20		2,935,000	2,989,708
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	1,900,000	2,306,391
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,584,700
Toll Brothers Finance Corp. 4.875% 3/15/27		1,348,000	1,385,070
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,800,000	2,835,000
William Lyon Homes, Inc.:
5.75% 4/15/19		4,175,000	4,227,188
7% 8/15/22		4,250,000	4,409,375
			50,563,267
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,734,250
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	6,340,849
6.375% 5/15/25		8,115,000	8,721,109
			18,796,208
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	6,055,783
7.75% 12/1/45		3,932,000	5,978,630
Altice SA 7.75% 5/15/22 (b)		38,580,000	40,943,025
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,681,600
5.5% 5/15/26 (b)		5,035,000	5,327,659
AMC Networks, Inc.:
4.75% 12/15/22		1,675,000	1,727,344
4.75% 8/1/25		3,780,000	3,794,175
Cablevision SA 6.5% 6/15/21 (b)		430,000	459,317
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,173,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)		3,845,000	3,909,904
5.125% 2/15/23		1,130,000	1,168,138
5.125% 5/1/23 (b)		11,215,000	11,732,348
5.125% 5/1/27 (b)		9,395,000	9,676,850
5.5% 5/1/26 (b)		9,005,000	9,398,969
5.75% 2/15/26 (b)		3,370,000	3,562,730
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	21,609,130
4.908% 7/23/25		20,419,000	21,874,901
5.375% 5/1/47 (b)		27,358,000	27,927,908
6.484% 10/23/45		8,199,000	9,429,731
Clear Channel International BV 8.75% 12/15/20 (b)		530,000	553,850
Columbus International, Inc. 7.375% 3/30/21 (b)		10,093,000	10,797,491
Comcast Corp. 6.45% 3/15/37		2,196,000	2,898,568
CSC Holdings LLC 6.75% 11/15/21		8,225,000	9,091,093
CSC Holdings, Inc. 5.5% 4/15/27 (b)		4,045,000	4,221,969
E.W. Scripps Co. 5.125% 5/15/25 (b)		520,000	526,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,878,968
4.875% 4/11/22 (b)		565,000	589,126
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	531,255
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	3,100,000	3,686,443
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,937,650
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		9,210,000	9,210,000
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,634,530
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,620,386
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		4,708,372	4,643,632
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	6,196,575
5% 8/1/27 (b)		5,730,000	5,887,575
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,382,190
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,127,845
4.5% 9/15/42		54,497,000	50,321,608
5.5% 9/1/41		12,973,000	13,288,656
5.875% 11/15/40		16,544,000	17,745,985
6.55% 5/1/37		38,302,000	44,275,774
6.75% 7/1/18		13,763,000	14,296,316
7.3% 7/1/38		38,728,000	47,742,661
8.25% 4/1/19		24,391,000	26,646,013
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,476,994
6.2% 3/15/40		11,792,000	13,913,865
TV Azteca SA de CV 7.625% 9/18/20 (Reg S.)		3,260,000	3,361,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,080,600
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,609,375
5.5% 8/15/26 (b)		4,335,000	4,584,263
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,847,500
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,212,375
6% 1/15/27 (b)		5,605,000	5,752,131
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,681,875
			559,684,954
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20		4,860,000	4,809,213
5.875% 7/1/23 (b)		980,000	983,675
7.4% 4/1/37		12,160,000	9,241,600
			15,034,488
Specialty Retail - 0.0%
L Brands, Inc. 6.75% 7/1/36		1,555,000	1,472,818
PetSmart, Inc.:
5.875% 6/1/25 (b)		3,670,000	3,275,475
8.875% 6/1/25 (b)		1,000,000	832,500
			5,580,793

TOTAL CONSUMER DISCRETIONARY			1,003,737,744

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,340,365
3.3% 2/1/23		41,589,000	43,142,597
4.7% 2/1/36		42,171,000	46,751,361
4.9% 2/1/46		45,032,000	51,311,422
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	3,600,000	4,693,193
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22		10,217,000	10,863,912
Central American Bottling Corp. 5.75% 1/31/27 (b)		450,000	476,316
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,452,083
4.25% 5/1/23		5,205,000	5,612,264
6% 5/1/22		21,795,000	25,077,810
Cott Holdings, Inc. 5.5% 4/1/25 (b)		2,025,000	2,116,125
			231,837,448
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		4,430,000	3,992,538
6.625% 6/15/24		2,215,000	2,114,218
Albertsons, Inc.:
6.625% 6/1/28		705,000	585,150
7.45% 8/1/29		645,000	562,956
7.75% 6/15/26		765,000	699,975
8% 5/1/31		4,040,000	3,524,900
8.7% 5/1/30		560,000	513,800
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,335,000	3,272,469
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,528,582
3.5% 7/20/22		8,944,000	9,352,665
4% 12/5/23		8,525,000	9,124,845
ESAL GmbH 6.25% 2/5/23 (b)		6,210,000	6,039,225
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		895,000	912,900
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,504,575
7.75% 1/31/23 (Reg. S)		2,144,000	2,240,480
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,587,979
6.15% 11/15/37 (b)		7,300,000	7,656,751
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	3,776,038
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,615,943
3.3% 11/18/21		10,050,000	10,410,479
			92,016,468
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,950,021
3.45% 6/1/23		3,115,000	3,029,338
4.5% 12/1/26 (b)		1,380,000	1,436,144
5.15% 3/15/34		280,000	263,900
Gruma S.A.B. de CV:
4.875% 12/1/24 (b)		625,000	677,344
4.875% 12/1/24 (Reg. S)		800,000	867,000
JBS Investments GmbH:
7.25% 4/3/24 (b)		3,880,000	3,918,800
7.75% 10/28/20 (b)		1,005,000	1,030,125
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (b)		3,075,000	3,113,438
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,212,031
4.875% 11/1/26 (b)		1,555,000	1,613,546
MHP SA 8.25% 4/2/20 (b)		275,000	294,250
Post Holdings, Inc.:
5% 8/15/26 (b)		1,675,000	1,675,000
5.75% 3/1/27 (b)		2,690,000	2,784,150
			24,865,087
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		630,000	661,500
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,798,359
4% 1/31/24		6,408,000	6,883,707
Bat Capital Corp. 2.125% 8/15/25	GBP	3,050,000	3,964,657
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,977,967
2.05% 7/20/18 (b)		8,743,000	8,746,663
2.95% 7/21/20 (b)		20,000,000	20,368,273
3.75% 7/21/22 (b)		20,300,000	21,162,591
4.25% 7/21/25 (b)		18,467,000	19,612,206
8.125% 3/15/24	GBP	1,850,000	3,267,764
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,386,108
3.25% 6/12/20		3,274,000	3,373,442
4% 6/12/22		11,386,000	12,077,113
4.45% 6/12/25		14,753,000	15,944,246
5.7% 8/15/35		4,237,000	4,961,320
5.85% 8/15/45		35,690,000	43,135,368
6.15% 9/15/43		4,511,000	5,594,325
7.25% 6/15/37		5,056,000	6,948,109
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	7,897,625
			221,099,843

TOTAL CONSUMER STAPLES			570,480,346

ENERGY - 6.5%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,345,000	1,429,278
Calfrac Holdings LP 7.5% 12/1/20 (b)		3,560,000	3,186,200
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	2,910,000
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,439,229
6.5% 4/1/20		738,000	810,358
Ensco PLC:
4.5% 10/1/24		3,615,000	2,638,950
5.2% 3/15/25		16,510,000	12,299,950
5.75% 10/1/44		7,801,000	5,012,143
8% 1/31/24		3,943,000	3,548,700
Exterran Energy Solutions LP 8.125% 5/1/25 (b)		1,920,000	1,977,600
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,137,775
6% 10/1/22		995,000	962,663
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,723,300
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.7456% 6/15/20 (b)(d)(e)		1,625,000	1,649,375
6.25% 5/1/22		1,780,000	1,539,700
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,114,021
4.85% 11/15/35		8,550,000	9,269,756
Nabors Industries, Inc. 5.5% 1/15/23		2,412,000	2,262,146
Noble Holding International Ltd.:
4.625% 3/1/21		3,493,000	2,977,783
5.25% 3/15/42		1,890,000	1,067,850
5.75% 3/16/18		1,187,000	1,195,665
7.7% 4/1/25 (d)		10,335,000	7,699,575
7.75% 1/15/24		5,390,000	4,163,667
8.7% 4/1/45 (d)		7,307,000	5,223,774
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,125,525
6.5% 12/15/21		1,240,000	1,202,800
SESI LLC 7.75% 9/15/24 (b)		1,220,000	1,232,200
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,856,746
Summit Midstream Holdings LLC 5.75% 4/15/25		1,650,000	1,654,125
			117,310,854
Oil, Gas & Consumable Fuels - 6.1%
Afren PLC:
6.625% 12/9/20 (b)(f)(g)		770,910	154
10.25% 4/8/19 (Reg. S) (f)(g)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,165,181
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,153,839
5.55% 3/15/26		13,807,000	15,412,180
6.45% 9/15/36		4,370,000	5,106,981
6.6% 3/15/46		22,460,000	27,171,034
Antero Resources Corp.:
5% 3/1/25		4,530,000	4,439,400
5.125% 12/1/22		8,335,000	8,355,838
5.625% 6/1/23 (Reg. S)		4,310,000	4,385,425
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,739,313
California Resources Corp. 8% 12/15/22 (b)		5,050,000	2,783,813
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,046,343
3.9% 2/1/25		24,997,000	25,636,005
5.85% 2/1/35		10,897,000	12,163,046
Cenovus Energy, Inc.:
4.25% 4/15/27 (b)		31,079,000	29,999,975
5.7% 10/15/19		5,453,000	5,731,648
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		3,595,000	3,720,825
5.875% 3/31/25		5,295,000	5,692,125
7% 6/30/24		4,155,000	4,726,313
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,305,475
5.75% 3/15/23		3,405,000	3,009,169
6.125% 2/15/21		3,895,000	3,709,988
8% 12/15/22 (b)		7,770,000	8,032,238
8% 1/15/25 (b)		4,665,000	4,495,894
8% 6/15/27 (b)		3,700,000	3,515,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,160,069
3.3% 6/1/20		15,490,000	15,934,220
4.5% 6/1/25		4,707,000	5,055,439
Concho Resources, Inc. 4.375% 1/15/25		7,200,000	7,488,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (b)(d)(e)		12,775,000	12,775,056
6.875% 6/15/25 (b)		4,700,000	4,888,000
Continental Resources, Inc.:
3.8% 6/1/24		4,150,000	3,859,500
4.5% 4/15/23		8,290,000	8,165,650
4.9% 6/1/44		1,255,000	1,061,228
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,920,000	3,934,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		5,745,000	5,816,813
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,616,325
5.85% 5/21/43 (b)(d)		6,758,000	6,268,045
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,386,785
Denbury Resources, Inc. 9% 5/15/21 (b)		4,000,000	3,580,000
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		550,000	605,374
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,462,403
EDC Finance Ltd. 4.875% 4/17/20 (b)		695,000	710,721
El Paso Corp. 6.5% 9/15/20		16,140,000	17,992,806
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,505,919
Enable Midstream Partners LP:
2.4% 5/15/19 (d)		4,028,000	4,010,164
3.9% 5/15/24 (d)		4,249,000	4,256,087
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	14,068,984
4.375% 10/15/20		11,319,000	11,915,479
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	8,141,495
5.5% 12/1/46		8,922,000	10,233,636
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,456,175
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,995,934
3.75% 2/15/25		9,982,000	10,404,481
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		2,990,000	2,922,725
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		2,770,000	2,783,850
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,875,000	1,980,469
Gibson Energy, Inc. 6.75% 7/15/21 (b)		639,000	661,365
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,203,738
7% 6/15/23		9,970,000	9,994,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,855,000	3,642,975
5.75% 10/1/25 (b)		2,135,000	2,060,275
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,405,000	1,418,165
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,645,106
5.5% 3/1/44		42,953,000	44,935,482
6.55% 9/15/40		1,889,000	2,196,656
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	11,379,054
5.05% 2/15/46		4,854,000	4,834,589
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,300,000	1,342,250
7.875% 8/1/21 (b)		1,045,000	1,078,963
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,041,265
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,323,193
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,316,700
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		2,685,000	2,389,650
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		505,000	518,888
4.875% 8/15/27 (b)		505,000	520,150
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		3,555,000	3,561,968
8% 7/25/22 (b)		3,890,000	3,966,509
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (d)		1,204,000	1,342,460
10% 11/2/21 pay-in-kind (b)(d)		840,000	936,600
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,089,498
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		1,420,000	1,420,000
5.375% 1/15/25 (b)		3,335,000	3,351,675
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		1,310,000	1,313,275
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		4,365,000	4,474,562
Pemex Project Funding Master Trust 6.625% 6/15/35		5,140,000	5,602,600
Petro-Canada 6.05% 5/15/18		3,850,000	3,967,689
Petrobras Energia SA 7.375% 7/21/23 (b)		560,000	605,360
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,673,984
4.75% 1/14/25	EUR	450,000	561,965
5.625% 5/20/43		18,504,000	16,228,008
6.125% 1/17/22		9,120,000	9,667,200
6.25% 3/17/24		21,380,000	22,659,593
7.25% 3/17/44		45,050,000	46,401,500
7.375% 1/17/27		41,110,000	45,436,416
8.375% 5/23/21		58,745,000	66,704,948
8.75% 5/23/26		53,840,000	64,446,480
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	46,285,621
5.75% 1/20/20		1,650,000	1,734,975
5.875% 3/7/22	EUR	200,000	268,150
6.875% 1/20/40		1,220,000	1,218,414
Petroleos de Venezuela SA:
5.375% 4/12/27		975,000	294,938
5.5% 4/12/37		1,520,000	457,900
6% 5/16/24 (b)		1,845,000	553,500
6% 11/15/26 (b)		2,385,000	715,500
8.5% 10/27/20 (b)		1,115,000	824,989
9.75% 5/17/35 (b)		6,375,000	2,263,125
12.75% 2/17/22 (b)		270,000	122,040
Petroleos Mexicanos:
3.5% 7/23/20		13,960,000	14,329,940
3.5% 1/30/23		11,169,000	11,071,271
3.75% 2/21/24 (Reg. S)	EUR	4,200,000	5,233,685
4.5% 1/23/26		46,043,000	46,491,919
4.625% 9/21/23		80,440,000	83,738,040
4.875% 1/24/22		12,482,000	13,118,582
4.875% 1/18/24		13,872,000	14,447,688
5.125% 3/15/23 (Reg. S)	EUR	1,900,000	2,562,908
5.5% 1/21/21		12,189,000	13,066,608
5.5% 6/27/44		10,807,000	10,169,387
5.625% 1/23/46		35,710,000	33,576,328
6% 3/5/20		6,145,000	6,627,383
6.375% 2/4/21		785,000	866,248
6.375% 1/23/45		29,907,000	30,834,117
6.5% 3/13/27 (b)		33,960,000	38,035,200
6.5% 3/13/27 (b)		57,927,000	64,878,240
6.5% 6/2/41		27,982,000	29,562,983
6.625% (b)(c)		2,985,000	3,028,283
6.75% 9/21/47 (b)		24,580,000	26,425,958
6.75% 9/21/47		25,666,000	27,593,517
6.875% 8/4/26		41,650,000	47,889,170
8% 5/3/19		8,600,000	9,417,000
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,569,886
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,321,172
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,277,238
PT Pertamina Persero 6.5% 5/27/41 (b)		1,010,000	1,190,742
Range Resources Corp.:
4.875% 5/15/25		2,960,000	2,834,200
5% 8/15/22 (b)		1,725,000	1,694,813
5% 3/15/23 (b)		5,270,000	5,204,125
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,234,000
7.25% 5/1/23		8,289,000	8,858,869
Sabine Pass Liquefaction LLC 5.75% 5/15/24		1,440,000	1,601,475
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	3,234,870
Southwestern Energy Co.:
5.8% 1/23/20 (d)		38,142,000	39,286,260
6.7% 1/23/25 (d)		35,947,000	35,048,325
Spectra Energy Partners LP 2.95% 9/25/18		1,960,000	1,979,847
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		1,445,000	1,487,339
6.375% 4/1/23		6,650,000	7,007,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,243,275
5.25% 5/1/23		685,000	700,413
6.75% 3/15/24		4,420,000	4,784,650
Teekay Corp. 8.5% 1/15/20		585,000	590,850
Teine Energy Ltd. 6.875% 9/30/22 (b)		2,265,000	2,265,000
The Williams Companies, Inc.:
3.7% 1/15/23		3,730,000	3,702,025
4.55% 6/24/24		38,986,000	39,863,185
5.75% 6/24/44		19,187,000	19,906,513
Transportadora de Gas del Sur SA 9.625% 5/14/20(b)		3,668,817	3,951,793
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,070,710
5.375% 6/1/21		24,990,000	26,992,595
Whiting Petroleum Corp.:
5% 3/15/19		2,595,000	2,569,050
5.75% 3/15/21		1,350,000	1,269,000
Williams Partners LP:
3.6% 3/15/22		10,817,000	11,153,122
3.9% 1/15/25		26,667,000	27,401,859
4% 11/15/21		6,716,000	7,048,211
4% 9/15/25		3,000,000	3,100,860
4.125% 11/15/20		2,399,000	2,517,010
4.3% 3/4/24		40,932,000	43,390,479
4.5% 11/15/23		7,325,000	7,848,350
WPX Energy, Inc.:
5.25% 9/15/24		7,085,000	6,943,300
6% 1/15/22		2,480,000	2,557,500
7.5% 8/1/20		4,492,000	4,851,360
YPF SA:
8.5% 3/23/21 (b)		4,950,000	5,623,200
8.5% 3/23/21 (Reg. S)		1,500,000	1,704,000
8.75% 4/4/24 (b)		5,290,000	6,121,165
8.875% 12/19/18 (Reg. S)		2,150,000	2,311,250
			1,879,864,749

TOTAL ENERGY			1,997,175,603

FINANCIALS - 11.1%
Banks - 4.9%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (d)		5,400,000	5,606,204
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,158,652
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		695,000	735,892
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (d)	EUR	3,450,000	4,399,680
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	746,925
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,675,000	1,758,750
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	466,210
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,205,000	5,915,430
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,645,000	1,714,962
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,393,000	1,420,331
5.75% 9/26/23 (b)		10,130,000	10,975,349
6.369% 6/16/18 (b)		1,125,000	1,158,896
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (d)	EUR	4,350,000	5,306,158
2% 1/11/18		50,000,000	50,071,653
2.25% 4/21/20		66,694,000	67,009,835
2.6% 1/15/19		8,068,000	8,148,196
3.3% 1/11/23		901,000	926,702
3.5% 4/19/26		20,559,000	20,938,038
3.705% 4/24/28 (d)		32,549,000	33,299,731
3.875% 8/1/25		22,129,000	23,264,291
3.95% 4/21/25		17,156,000	17,716,614
4.1% 7/24/23		11,481,000	12,276,987
4.2% 8/26/24		40,532,000	42,685,909
4.25% 10/22/26		14,724,000	15,445,373
5.65% 5/1/18		8,780,000	9,000,368
5.75% 12/1/17		21,955,000	22,169,553
5.875% 1/5/21		6,530,000	7,286,038
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	889,163
Barclays Bank PLC 6.75% 1/16/23 (d)	GBP	1,250,000	1,647,878
Barclays PLC:
2.75% 11/8/19		12,249,000	12,396,515
3.25% 1/12/21		21,116,000	21,579,792
4.375% 1/12/26		25,086,000	26,376,524
BBVA Bancomer SA:
7.25% 4/22/20 (b)		975,000	1,064,700
7.25% 4/22/20 (Reg. S)		3,300,000	3,603,600
Biz Finance PLC 9.75% 1/22/25 (b)		300,000	316,656
BTA Bank JSC 5.5% 12/21/22 (b)		915,000	894,705
CBOM Finance PLC 7.5% 10/5/27 (b)(d)		1,260,000	1,184,712
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,308,382
1.85% 11/24/17		33,365,000	33,385,709
2.4% 2/18/20		60,588,000	61,136,617
2.65% 10/26/20		20,000,000	20,281,976
4.05% 7/30/22		5,303,000	5,587,623
4.4% 6/10/25		40,790,000	43,135,042
4.45% 9/29/27		10,000,000	10,572,966
5.125% 12/12/18	GBP	1,875,000	2,550,034
5.5% 9/13/25		20,027,000	22,652,694
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,621,119
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,839,639
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,727,850
3.75% 3/26/25		19,450,000	19,935,627
3.8% 9/15/22		30,700,000	32,093,704
3.8% 6/9/23		36,648,000	38,212,719
CYBG PLC 3.125% 6/22/25 (Reg. S) (d)	GBP	1,300,000	1,706,731
Discover Bank:
4.2% 8/8/23		17,852,000	19,072,579
7% 4/15/20		2,030,000	2,249,241
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		280,000	290,822
Fidelity Bank PLC 6.875% 5/9/18 (b)		340,000	329,868
Fifth Third Bancorp:
4.5% 6/1/18		798,000	814,399
8.25% 3/1/38		4,667,000	7,165,058
GTB Finance BV 6% 11/8/18 (b)		1,155,000	1,171,528
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,268,616
HSBC Bank PLC 5% 3/20/23 (d)	GBP	967,000	1,275,536
HSBC Holdings PLC:
4.25% 3/14/24		6,192,000	6,518,484
6.375% 10/18/22 (d)	GBP	8,550,000	11,117,277
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,127,893
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,270,242
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		28,396,000	30,010,585
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,650,000	1,719,300
5.5% 8/6/22 (b)		1,155,000	1,217,370
6.2% 12/21/21 (Reg. S)		980,000	1,062,075
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,585,708
2.2% 10/22/19		7,268,000	7,337,018
2.25% 1/23/20		40,000,000	40,330,974
2.35% 1/28/19		6,857,000	6,923,736
2.95% 10/1/26		18,480,000	18,196,780
3.25% 9/23/22		18,423,000	19,074,973
3.875% 9/10/24		35,791,000	37,471,260
4.125% 12/15/26		32,416,000	34,147,600
4.25% 10/15/20		6,995,000	7,451,024
4.35% 8/15/21		20,267,000	21,840,835
4.5% 1/24/22		22,046,000	23,965,362
4.625% 5/10/21		6,879,000	7,459,518
4.95% 3/25/20		22,079,000	23,706,565
JSC BGEO Group 6% 7/26/23 (b)		2,110,000	2,168,025
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		1,975,000	2,028,286
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (d)	EUR	200,000	256,732
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,534,944
Regions Bank 6.45% 6/26/37		24,618,000	30,883,910
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,234,189
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	54,009,137
5.125% 5/28/24		64,006,000	67,515,190
6% 12/19/23		25,897,000	28,697,695
6.1% 6/10/23		31,961,000	35,319,727
6.125% 12/15/22		42,557,000	46,866,035
SB Capital SA 5.5% 2/26/24 (b)(d)		1,360,000	1,391,729
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,745,000	1,886,886
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		1,020,000	1,031,075
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,000,000	1,968,000
4.75% 6/4/19 (b)		980,000	990,225
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	426,027
5.5% 4/21/22 (b)		1,425,000	1,457,456
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (d)		2,925,000	2,992,199
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		2,300,000	2,311,403
UniCredit SpA 6.375% 5/2/23 (Reg. S) (d)		1,350,000	1,382,956
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,970,000	5,029,342
7.375% 5/30/22 (b)		2,865,000	2,925,165
			1,507,783,963
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	21,488,726
4.25% 2/15/24		14,661,000	15,574,458
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		3,790,000	3,088,850
Compass Group International BV 0.625% 7/3/24 (Reg. S)	EUR	3,200,000	3,788,953
Credit Suisse AG 6% 2/15/18		18,058,000	18,390,618
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (d)	EUR	5,950,000	7,968,575
Deutsche Bank AG 4.5% 4/1/25		80,571,000	81,354,413
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,803,280
2.85% 5/10/19		47,570,000	48,104,937
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,495,640
1.748% 9/15/17		42,024,000	42,027,882
2% 7/27/23 (Reg. S)	EUR	5,550,000	7,025,577
2.55% 10/23/19		33,080,000	33,473,755
2.625% 1/31/19		50,400,000	50,920,568
2.9% 7/19/18		17,494,000	17,666,514
3.691% 6/5/28 (d)		200,926,000	204,401,395
3.75% 5/22/25		20,000,000	20,631,888
5.25% 7/27/21		17,105,000	18,843,117
5.95% 1/18/18		4,975,000	5,052,772
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,634,344
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,780,344
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,100,000	1,646,272
Moody's Corp.:
3.25% 1/15/28 (b)		11,520,000	11,613,234
4.875% 2/15/24		10,818,000	12,065,424
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,849,908
2.125% 4/25/18		12,586,000	12,622,281
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,846,223
2.8% 6/16/20		30,000,000	30,544,358
3.125% 7/27/26		108,849,000	107,434,542
3.7% 10/23/24		37,479,000	39,041,580
4.875% 11/1/22		26,240,000	28,577,182
5% 11/24/25		3,189,000	3,510,037
5.5% 1/26/20		88,000,000	94,995,896
5.625% 9/23/19		12,714,000	13,626,611
5.75% 1/25/21		19,879,000	22,085,772
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,300,438
5.25% 11/15/24 (b)		4,420,000	4,707,300
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	12,028,153
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	20,028,598
			1,083,040,415
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,684,898
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,628,257
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,516,275
Discover Financial Services:
3.85% 11/21/22		34,849,000	36,239,176
3.95% 11/6/24		14,738,000	15,231,072
5.2% 4/27/22		12,545,000	13,738,332
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,753,280
2.24% 6/15/18		19,162,000	19,235,723
2.597% 11/4/19		52,209,000	52,692,209
2.875% 10/1/18		13,000,000	13,129,995
Hyundai Capital America:
2.125% 10/2/17 (b)		18,524,000	18,529,055
2.875% 8/9/18 (b)		5,276,000	5,319,910
SLM Corp.:
5.5% 1/15/19		725,000	750,593
5.5% 1/25/23		2,640,000	2,666,400
Synchrony Financial:
3% 8/15/19		4,907,000	4,978,115
3.75% 8/15/21		7,409,000	7,658,000
4.25% 8/15/24		7,458,000	7,808,971
			236,560,261
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	931,400
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	2,100,000	2,791,783
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,481,570
3.85% 2/1/25		14,325,000	14,349,404
3.875% 8/15/22		21,027,000	21,741,109
4.125% 6/15/26		8,647,000	8,773,449
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,820,000	3,066,750
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,221,345
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,695,700
5.875% 2/1/22		25,766,000	26,499,043
6% 8/1/20		2,810,000	2,894,300
6.25% 2/1/22		1,105,000	1,139,531
6.75% 2/1/24		2,000,000	2,105,600
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.34% 12/21/65 (b)(d)(e)		11,760,000	11,172,000
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.59% 12/21/65 (b)(d)(e)		6,710,000	6,366,113
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,550,000	3,767,438
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		1,375,000	1,417,969
Pontis IV Ltd. 5.125% 3/31/27 (b)		580,000	582,900
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,395,000	1,465,164
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		2,080,000	2,056,600
Sistema International Funding SA 6.95% 5/17/19 (b)		945,000	909,260
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	7,139,963
Sparc Em Spc 0% 12/5/22 (b)		205,000	185,628
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (b)		1,815,000	1,855,838
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	587,830
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,769,031
			174,966,718
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,568,803
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,509,579
3.3% 3/1/21		9,614,000	9,950,041
3.875% 1/15/35		19,041,000	18,727,021
4.875% 6/1/22		18,193,000	20,111,087
Aon Corp. 5% 9/30/20		3,854,000	4,174,229
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (d)		3,050,000	3,221,898
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (d)	EUR	2,450,000	3,366,780
AXA SA 3.941%(Reg. S) (c)(d)	EUR	1,270,000	1,668,904
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		2,250,000	2,433,224
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (b)(d)(e)		1,859,000	1,831,115
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	16,517,376
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,808,599
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,746,395
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	31,914,682
MetLife, Inc.:
1.903% 12/15/17 (d)		2,987,000	2,990,717
3.048% 12/15/22 (d)		12,433,000	12,854,237
4.75% 2/8/21		4,032,000	4,392,897
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	8,109,649
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	11,617,370
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	37,879,175
6% 2/10/20 (b)		15,416,000	16,738,450
Pricoa Global Funding I 5.375% 5/15/45 (d)		17,492,000	18,760,170
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,633,108
6.2% 11/15/40		4,318,000	5,671,825
7.375% 6/15/19		3,230,000	3,541,607
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,529,776
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,242,454
4.125% 11/1/24 (b)		6,048,000	6,434,440
Unum Group:
3.875% 11/5/25		21,587,000	22,432,704
4% 3/15/24		20,000,000	21,124,776
5.625% 9/15/20		8,386,000	9,195,242
5.75% 8/15/42		25,545,000	30,841,229
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,370,000	2,414,438
			385,953,997
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21		4,120,000	4,269,350
Thrifts & Mortgage Finance - 0.0%
Leeds Building Society 0.5% 7/3/24 (Reg. S)	EUR	4,800,000	5,692,509
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,105,000
			6,797,509

TOTAL FINANCIALS			3,399,372,213

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	25,215,951
4.5% 5/14/35		23,238,000	24,858,427
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,815,000	3,817,861
			53,892,239
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	4,010,977
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		2,395,000	2,233,338
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		1,415,000	1,386,700
Teleflex, Inc. 4.875% 6/1/26		6,975,000	7,184,250
			14,815,265
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,041,051
Community Health Systems, Inc.:
6.25% 3/31/23		4,705,000	4,740,288
6.875% 2/1/22		14,070,000	11,660,513
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,049,635
4.25% 10/15/19		7,590,000	7,827,188
4.5% 2/15/27		5,270,000	5,342,463
4.75% 5/1/23		595,000	627,606
5% 3/15/24		6,375,000	6,773,438
5.25% 6/15/26		11,470,000	12,344,588
5.875% 3/15/22		715,000	792,149
5.875% 2/15/26		7,310,000	7,885,663
6.5% 2/15/20		30,303,000	32,999,361
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,851,763
Kindred Healthcare, Inc. 8% 1/15/20		1,145,000	1,136,413
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,898,554
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	517,350
5.5% 2/1/21		1,555,000	1,617,200
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,887,156
4.625% 7/15/24 (b)		6,810,000	6,808,638
6.75% 6/15/23		6,140,000	6,091,494
7.5% 1/1/22 (b)		775,000	835,063
THC Escrow Corp. III:
5.125% 5/1/25 (b)		6,125,000	6,162,975
7% 8/1/25 (b)		3,670,000	3,595,462
Wellcare Health Plans, Inc. 5.25% 4/1/25		1,675,000	1,754,563
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,671,587
			163,912,161
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,843,963
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,973,280
4.15% 2/1/24		3,010,000	3,248,005
			5,221,285
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,060,531
3.45% 3/15/22		48,347,000	50,230,284
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	1,650,000	2,025,026
2.5% 6/7/19		16,423,000	16,476,508
3.15% 6/15/21		21,235,000	21,536,960
3.95% 6/15/26		11,126,000	11,334,591
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,597,392
3.9% 12/15/24		5,449,000	5,618,253
Teva Pharmaceutical Finance IV BV 2.875% 4/15/19	EUR	1,050,000	1,293,622
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	1,500,000	1,720,301
2.2% 7/21/21		15,311,000	14,570,916
2.8% 7/21/23		10,972,000	10,340,219
3.15% 10/1/26		12,782,000	11,696,405
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		4,690,000	4,631,375
5.625% 12/1/21 (b)		8,980,000	8,239,150
5.875% 5/15/23 (b)		9,480,000	8,081,700
6.125% 4/15/25 (b)		9,290,000	7,838,438
6.5% 3/15/22 (b)		2,500,000	2,621,875
VPI Escrow Corp. 6.375% 10/15/20 (b)		1,865,000	1,846,910
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,005,941
3.25% 2/1/23		4,892,000	5,061,033
3.45% 11/13/20		5,179,000	5,383,703
			208,211,133

TOTAL HEALTH CARE			448,896,046

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,634,201
6.375% 6/1/19 (b)		8,071,000	8,673,950
DAE Funding LLC:
4% 8/1/20 (b)		1,425,000	1,439,250
4.5% 8/1/22 (b)		1,970,000	2,009,400
5% 8/1/24 (b)		4,820,000	4,928,450
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,634,774
6% 7/15/22		420,000	434,700
6.375% 6/15/26		2,060,000	2,119,225
6.5% 5/15/25		4,460,000	4,593,800
			37,467,750
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		3,045,000	3,259,673
Airlines - 0.1%
Air Canada 7.75% 4/15/21 (b)		1,470,000	1,681,827
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,740,713
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,122,088
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,695,375
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (b)		184,258	193,852
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		152,523	167,394
6.648% 9/15/17		130,533	130,533
6.9% 1/2/18		40,005	40,405
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	920,731
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,717,463
Series 2013-1 Class B, 5.375% 11/15/21		281,261	298,137
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		234,608	239,300
8.36% 1/20/19		209,681	209,681
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		514,957	551,004
United Continental Holdings, Inc. 6% 12/1/20		605,000	654,913
			19,363,416
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (b)		4,295,000	4,402,375
5.125% 2/15/21 (b)		4,870,000	5,040,450
5.375% 11/15/24 (b)		3,095,000	3,234,275
6% 10/15/25 (b)		3,630,000	3,902,250
HD Supply, Inc. 5.75% 4/15/24 (b)		2,440,000	2,616,900
			19,196,250
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,116,400
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,783,434
7.625% 9/1/23 (b)		3,860,000	3,908,250
7.875% 12/1/22		1,150,000	1,247,750
8.75% 12/1/20		10,732,000	11,053,960
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		3,845,000	4,142,988
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		795,000	810,900
Cenveo Corp. 6% 8/1/19 (b)		325,000	267,313
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,591,000
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		2,490,000	2,306,363
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	5,350,000	6,429,227
			41,657,585
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	978,650
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	1,030,000
7.125% 6/26/42 (b)		1,425,000	577,125
			2,585,775
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,488,538
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	2,740,000	3,516,028
			8,004,566
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	489,375
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,587,500
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		10,660,000	8,821,150
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		1,520,000	1,235,000
			10,056,150
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,810,008
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,039
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	630,420
			6,155,467
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,281,123
2.625% 9/4/18		16,438,000	16,573,498
3.375% 6/1/21		10,493,000	10,824,213
3.75% 2/1/22		26,396,000	27,743,562
3.875% 4/1/21		14,814,000	15,512,301
4.25% 9/15/24		12,030,000	12,755,487
4.75% 3/1/20		11,796,000	12,530,579
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,527,742
4.375% 8/15/27 (b)		1,575,000	1,606,500
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,285,000
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	203,000	276,246
4.5% 9/7/23 (Reg. S)	GBP	1,950,000	2,628,988
			115,545,239
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,960,000	2,067,330
Brisa Concessao Rodoviaria SA 2.375% 5/10/27	EUR	900,000	1,112,973
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,410,000	1,485,006
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,502,991
			10,168,300

TOTAL INDUSTRIALS			276,537,046

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,955,000	4,128,625
8.625% 5/6/19 (Reg. S)		200,000	208,780
CommScope Technologies Finance LLC 5% 3/15/27 (b)		2,305,000	2,297,048
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		3,300,000	3,338,330
			9,972,783
Electronic Equipment & Components - 0.0%
Belden, Inc. 5.25% 7/15/24 (b)		865,000	890,950
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	813,516
4.42% 6/15/21 (b)		2,400,000	2,529,020
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,256,965
6.55% 10/1/17		1,383,000	1,387,744
			7,878,195
Internet Software & Services - 0.1%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (b)		5,095,000	5,859,250
VeriSign, Inc.:
4.75% 7/15/27 (b)		1,955,000	1,989,017
5.25% 4/1/25		2,730,000	2,921,100
			10,769,367
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		440,000	465,850
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,406,756
			1,872,606
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,801,363
5.25% 1/15/24 (b)		2,650,000	2,756,000
5.5% 2/1/25		1,675,000	1,769,135
5.625% 1/15/26 (b)		1,285,000	1,355,521
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		10,645,000	11,017,575
4.125% 6/1/21 (b)		9,955,000	10,412,930
4.625% 6/15/22 (b)		4,875,000	5,204,063
4.625% 6/1/23 (b)		2,480,000	2,651,244
Qorvo, Inc. 7% 12/1/25		5,885,000	6,664,763
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,304,813
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,715,000	2,857,538
			49,794,945
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27 (b)		1,820,000	1,847,300
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,810,000	4,333,875
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,968,085
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	12,007,950
Symantec Corp. 5% 4/15/25 (b)		4,470,000	4,680,984
			24,838,194
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (d)		4,836,000	5,135,114

TOTAL INFORMATION TECHNOLOGY			110,261,204

MATERIALS - 0.9%
Chemicals - 0.2%
Axalta Coating Systems 4.875% 8/15/24 (b)		1,287,000	1,315,958
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,645,800
5.75% 4/15/21 (b)		830,000	884,988
6.45% 2/3/24		680,000	763,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		3,730,000	3,907,175
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,573,875
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		3,820,000	3,820,000
5.25% 6/1/27 (b)		2,985,000	2,977,538
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,681,606
OCP SA 5.625% 4/25/24 (b)		390,000	421,532
Olin Corp. 5.125% 9/15/27		5,750,000	5,951,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		4,255,000	4,340,100
The Chemours Co. LLC 5.375% 5/15/27		855,000	891,338
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,632,606
4.25% 11/15/20		3,653,000	3,878,863
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,754,625
Valvoline, Inc. 4.375% 8/15/25 (b)		3,845,000	3,878,644
			60,319,198
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	257,756
6% 4/1/24 (b)		5,665,000	5,998,102
9.375% 10/12/22 (b)		985,000	1,037,205
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	314,011
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	2,063,794
5.7% 1/11/25 (b)		1,960,000	2,101,120
7.75% 4/16/26 (b)		4,100,000	4,709,875
Eagle Materials, Inc. 4.5% 8/1/26		4,180,000	4,357,650
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		870,000	887,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	663,702
			22,390,615
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,223,625
4.625% 5/15/23 (b)		6,305,000	6,478,388
6% 2/15/25 (b)		9,765,000	10,399,725
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	5,376,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	4,205,100
Silgan Holdings, Inc. 4.75% 3/15/25 (b)		2,945,000	3,018,625
			32,702,213
Metals & Mining - 0.5%
Anglo American Capital PLC 2.5% 9/18/18	EUR	2,850,000	3,473,500
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(d)		7,018,000	7,693,833
6.75% 10/19/75 (b)(d)		17,432,000	20,221,120
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		1,585,000	1,660,288
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		4,720,000	4,615,688
Commercial Metals Co. 5.375% 7/15/27		5,020,000	5,233,350
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,130,000	2,255,138
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	8,382,035
4.5% 8/1/47 (b)		6,545,000	6,719,097
EVRAZ Group SA:
5.375% 3/20/23 (b)		2,495,000	2,563,613
6.5% 4/22/20 (b)		459,000	488,835
8.25% 1/28/21 (Reg. S)		2,635,000	2,960,502
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		38,000	38,570
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		200,000	212,250
10.375% 4/7/19 (b)		1,167,000	1,238,479
10.375% 4/7/19 (Reg. S)		275,000	291,844
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		2,220,000	2,281,050
7.25% 4/1/23 (b)		9,340,000	9,596,850
7.5% 4/1/25 (b)		3,325,000	3,403,969
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		1,360,000	1,404,200
5.125% 5/15/24 (b)		3,895,000	4,041,063
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,935,875
3.875% 3/15/23		3,080,000	3,049,200
4.55% 11/14/24		9,320,000	9,296,700
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		2,055,000	2,120,246
4.875% 10/7/20 (Reg. S)		200,000	206,350
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	901,000
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,349,219
7.875% 11/1/22 (b)		3,615,000	3,940,350
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		620,000	626,428
Metinvest BV 9.3725% 12/31/21 pay-in-kind (d)		7,819,600	7,710,126
Murray Energy Corp. 11.25% 4/15/21 (b)		1,725,000	1,000,500
Polyus Finance PLC 5.25% 2/7/23 (b)		840,000	871,500
Southern Copper Corp. 7.5% 7/27/35		1,210,000	1,564,048
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,262,771
5.25% 4/15/23		3,040,000	3,146,400
Stillwater Mining Co.:
6.125% 6/27/22 (b)		3,225,000	3,263,700
7.125% 6/27/25 (b)		1,200,000	1,228,200
Vale Overseas Ltd.:
4.375% 1/11/22		13,150,000	13,856,813
5.875% 6/10/21		575,000	637,503
6.875% 11/21/36		640,000	731,840
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,425,000	1,482,000
8.25% 6/7/21 (b)		1,400,000	1,568,000
VM Holding SA 5.375% 5/4/27 (b)		2,245,000	2,359,495
			165,883,538
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(f)(g)		1,365,000	0

TOTAL MATERIALS			281,295,564

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,916,206
4.6% 4/1/22		4,896,000	5,264,744
alstria office REIT-AG:
2.125% 4/12/23 (Reg. S)	EUR	2,400,000	3,058,647
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,541,085
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,629,231
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,218,282
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	6,205,358
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,675,665
4.25% 1/15/24		9,191,000	9,789,496
CBL & Associates LP 4.6% 10/15/24		272,000	259,392
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,281,395
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,732,120
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		3,510,000	3,624,075
DDR Corp.:
3.625% 2/1/25		9,949,000	9,724,357
3.9% 8/15/24		3,606,000	3,650,191
4.25% 2/1/26		22,796,000	23,005,820
4.625% 7/15/22		20,268,000	21,455,553
4.7% 6/1/27		840,000	871,054
7.875% 9/1/20		323,000	378,330
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,536,677
3.75% 12/1/24		5,408,000	5,657,494
3.875% 10/15/22		17,388,000	18,384,613
Equinix, Inc. 5.375% 5/15/27		1,680,000	1,808,100
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,812,798
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,864,476
4.75% 7/15/20		7,700,000	8,224,668
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,740,523
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,159,781
4.7% 9/15/17		1,538,000	1,539,193
iStar Financial, Inc. 6% 4/1/22		775,000	796,313
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,680,409
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		4,930,000	5,114,875
6.375% 3/1/24		2,250,000	2,444,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	43,964,439
4.5% 1/15/25		10,686,000	10,986,121
4.5% 4/1/27		50,980,000	51,755,233
4.75% 1/15/28		29,482,000	30,015,898
4.95% 4/1/24		17,495,000	18,560,072
5.25% 1/15/26		29,233,000	31,370,937
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,302,259
5% 12/15/23		2,030,000	2,130,408
SBA Communications Corp. 4.875% 9/1/24		8,675,000	8,956,938
Senior Housing Properties Trust 6.75% 4/15/20		250,000	270,668
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,858,659
4.875% 6/1/26		1,770,000	1,901,169
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,800,247
WP Carey, Inc. 4% 2/1/25		34,017,000	34,772,088
			453,690,120
Real Estate Management & Development - 1.2%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	2,750,000	3,314,374
Brandywine Operating Partnership LP:
3.95% 2/15/23		26,418,000	27,023,820
4.1% 10/1/24		15,881,000	16,139,972
4.55% 10/1/29		17,155,000	17,673,669
4.95% 4/15/18		12,690,000	12,901,443
CBRE Group, Inc. 5% 3/15/23		465,000	483,600
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,267,755
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,327,238
3.625% 10/1/22		9,206,000	9,634,126
3.95% 7/1/22		11,840,000	12,563,459
4.75% 10/1/25		30,612,000	33,379,459
5.25% 3/15/21		5,708,000	6,231,442
Essex Portfolio LP 3.875% 5/1/24		8,802,000	9,209,644
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	162,140
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,442,930
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	913,500
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,744
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	866,358
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,359,999
4.125% 6/15/22		14,880,000	15,760,594
4.4% 2/15/24		13,017,000	14,015,121
4.75% 10/1/20		11,282,000	12,018,751
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,233,134
3.15% 5/15/23		14,735,000	14,062,076
4.5% 4/18/22		17,365,000	17,874,063
Mattamy Group Corp. 6.875% 12/15/23 (b)		850,000	864,875
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,645,222
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	242,050
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	4,285,000	5,092,503
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,479,320
3.75% 12/1/24		21,455,000	21,821,138
3.875% 12/1/23		4,812,000	4,949,054
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,515,334
3.5% 2/1/25		5,961,000	6,053,410
3.75% 5/1/24		25,000,000	25,859,010
4.125% 1/15/26		5,557,000	5,848,072
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,058,234
4% 4/30/19		3,747,000	3,855,558
4.25% 3/1/22		300,000	319,545
			372,467,736

TOTAL REAL ESTATE			826,157,856

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,500,000
6.625% 2/15/23 (b)		2,780,000	2,939,850
7.5% 5/15/26 (b)		8,720,000	9,550,144
Altice Finco SA 7.625% 2/15/25 (b)		3,995,000	4,219,719
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,390,494
3% 6/30/22		29,259,000	29,589,264
3.4% 5/15/25		39,520,000	39,256,777
3.6% 2/17/23		27,844,000	28,690,753
5.875% 10/1/19		5,944,000	6,401,578
6.3% 1/15/38		16,665,000	19,565,288
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,434
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		820,000	850,750
GTH Finance BV:
6.25% 4/26/20 (b)		1,240,000	1,315,404
7.25% 4/26/23 (b)		4,795,000	5,425,159
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,923,844
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,794,472
6.25% 5/15/24 (b)		3,140,000	3,304,850
7.375% 5/1/26 (b)		2,380,000	2,570,448
Sprint Capital Corp. 6.875% 11/15/28		17,555,000	19,310,500
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	410,000	550,052
TDC A/S 3.5% 2/26/3015 (Reg. S) (d)	EUR	1,550,000	1,898,247
Telecom Italia Capital SA:
6% 9/30/34		2,425,000	2,679,625
6.375% 11/15/33		3,785,000	4,324,363
Telecom Italia SpA 5.303% 5/30/24 (b)		1,065,000	1,152,863
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,710,605
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,806,207
4.5% 9/15/20		36,000,000	38,617,232
5.012% 4/15/49		2,831,000	2,843,069
5.012% 8/21/54		55,038,000	54,111,871
5.5% 3/16/47		18,149,000	19,612,360
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		2,035,000	2,060,438
7% 4/23/21 (Reg S.)	EUR	4,300,000	5,326,149
			348,345,809
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,549,931
Comcel Trust 6.875% 2/6/24 (b)		725,000	771,567
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	536,900
Inmarsat Finance PLC 4.875% 5/15/22 (b)		2,105,000	2,141,838
Millicom International Cellular SA:
6% 3/15/25 (b)		1,375,000	1,471,525
6.625% 10/15/21 (b)		2,975,000	3,075,406
Sprint Communications, Inc.:
6% 11/15/22		4,840,000	5,148,550
9% 11/15/18 (b)		2,225,000	2,403,000
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,737,313
7.625% 2/15/25		4,740,000	5,356,200
7.875% 9/15/23		12,075,000	13,797,257
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,263,300
6% 3/1/23		4,060,000	4,278,225
6.375% 3/1/25		4,860,000	5,233,613
6.5% 1/15/24		6,085,000	6,495,738
6.625% 4/1/23		12,185,000	12,839,944
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,705,000	4,149,600
Vodafone Group PLC 7.875% 2/15/30		1,850,000	2,524,778
			93,774,685

TOTAL TELECOMMUNICATION SERVICES			442,120,494

UTILITIES - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,669
2.95% 12/15/22		4,935,000	5,062,652
DPL, Inc. 6.75% 10/1/19		2,490,000	2,608,275
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	33,244,162
6.4% 9/15/20 (b)		25,897,000	29,023,954
Edison International 3.75% 9/15/17		6,674,000	6,677,375
Eversource Energy:
1.45% 5/1/18		3,325,000	3,322,894
2.8% 5/1/23		15,104,000	15,304,009
Exelon Corp. 2.85% 6/15/20		4,888,000	4,995,396
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	33,153,439
7.375% 11/15/31		64,123,000	86,540,400
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	9,238,755
InterGen NV 7% 6/30/23 (b)		2,690,000	2,636,200
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,769,950
3.7% 9/1/24 (b)		10,462,000	10,551,811
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	767,406
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,516,678
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,290,691
Nevada Power Co. 6.5% 5/15/18		790,000	816,071
NRG Yield Operating LLC 5% 9/15/26		3,945,000	4,033,763
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,546,353	9,208,695
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,936,357
Pampa Holding SA 7.5% 1/24/27 (b)		1,390,000	1,487,300
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	764,000
PG&E Corp. 2.4% 3/1/19		1,683,000	1,694,598
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,456,000
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,844,520
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,017,570
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	1,200,000	1,769,550
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	5,076,809
			335,022,949
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,854,358
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	73,562,850
Dynegy, Inc.:
7.625% 11/1/24		8,010,000	8,260,313
8.125% 1/30/26 (b)		3,095,000	3,195,588
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,143,575
2.7% 6/15/21		5,055,000	5,107,023
3.55% 6/15/26		8,087,000	8,239,621
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	830,086
NRG Energy, Inc.:
6.25% 5/1/24		4,510,000	4,667,850
6.625% 1/15/27		1,695,000	1,779,750
TerraForm Power Operating LLC 6.375% 2/1/23 (b)(d)		4,980,000	5,154,300
The AES Corp.:
3 month U.S. LIBOR + 3.000% 4.2018% 6/1/19 (d)(e)		1,359,000	1,360,699
4.875% 5/15/23		9,515,000	9,729,088
5.125% 9/1/27		1,595,000	1,622,913
6% 5/15/26		1,545,000	1,649,288
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,500,000	3,014,425
			133,317,369
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,216,744
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (d)(e)		35,229,000	32,301,470
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (d)(e)		10,345,000	10,021,719
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,980,306
5.8% 2/1/42		6,336,000	7,687,378
5.95% 6/15/41		11,832,000	14,938,850
6.8% 1/15/19		1,039,000	1,105,190
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,575,319
6.5% 12/15/20		5,125,000	5,757,386
RWE AG 7% 10/12/72 (Reg. S) (d)		3,650,000	3,668,615
Sempra Energy:
2.875% 10/1/22		5,760,000	5,828,483
6% 10/15/39		15,009,000	19,373,730
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (d)(e)		3,860,000	3,734,550
			149,189,740

TOTAL UTILITIES			621,384,416

TOTAL NONCONVERTIBLE BONDS
(Cost $9,520,414,565)			9,977,418,532

U.S. Government and Government Agency Obligations - 37.5%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$234,051,750	$226,638,246
0.875% 2/15/47		20,295,200	20,331,186
1% 2/15/46		146,160,058	150,581,810
1.375% 2/15/44		139,241,779	155,878,562
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		170,488,616	169,946,977
0.125% 7/15/26		196,310,832	192,961,701
0.25% 1/15/25		77,565,000	77,405,465
0.375% 7/15/25		409,759,034	413,467,011
0.375% 1/15/27		402,034,228	401,818,834
0.375% 7/15/27		150,207,000	150,576,985
0.625% 1/15/26		206,182,000	211,043,541

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,170,650,318

U.S. Treasury Obligations - 30.4%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		2,045,000	1,957,209
2.5% 2/15/46 (j)		1,762,000	1,681,196
3% 5/15/45		145,382,000	153,502,948
3% 11/15/45		207,323,000	218,741,961
3% 2/15/47		658,626,000	695,004,799
3% 5/15/47		103,797,000	109,582,872
5% 5/15/37 (h)		775,000	1,083,971
U.S. Treasury Notes:
0.75% 2/15/19 (j)		12,650,000	12,551,172
1.125% 6/30/21		1,125,000	1,105,884
1.25% 3/31/21		1,180,775,000	1,168,598,258
1.25% 10/31/21		453,470,000	446,561,666
1.375% 4/30/21		484,800,000	481,599,564
1.5% 5/15/20		408,760,000	409,797,866
1.5% 8/15/26		221,635,000	210,916,869
1.625% 7/31/20 (j)		4,593,000	4,619,194
1.625% 2/15/26 (h)(j)		2,949,000	2,847,974
1.625% 5/15/26		25,750,000	24,814,551
1.75% 12/31/20		600,000,000	604,687,500
1.75% 6/30/22		952,845,000	954,594,366
1.875% 3/31/22		1,455,761,000	1,468,100,747
1.875% 8/31/24		729,808,000	726,215,885
2% 12/31/21		906,934,000	920,077,460
2% 4/30/24		25,000,000	25,124,024
2% 8/15/25 (h)(j)		5,305,000	5,292,774
2% 11/15/26		17,577,000	17,417,022
2.125% 7/31/24		649,329,000	656,963,687
2.25% 11/15/25 (h)(j)		1,800,000	1,827,633

TOTAL U.S. TREASURY OBLIGATIONS			9,325,269,052

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,443,155,377)			11,495,919,370

U.S. Government Agency - Mortgage Securities - 15.7%
Fannie Mae - 9.3%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (d)(e)		58,538	61,224
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (d)(e)		27,057	28,283
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (d)(e)		119,957	124,647
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (d)(e)		16,464	17,235
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (d)(e)		89,059	92,030
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (d)(e)		25,292	26,579
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (d)(e)		120,427	126,084
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (d)(e)		65,981	69,137
12 month U.S. LIBOR + 1.641% 2.862% 9/1/36 (d)(e)		68,109	71,384
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (d)(e)		33,332	34,876
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (d)(e)		61,972	65,732
12 month U.S. LIBOR + 1.718% 3.01% 5/1/35 (d)(e)		161,999	170,688
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (d)(e)		207,898	214,865
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (d)(e)		55,682	58,750
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (d)(e)		284,424	301,782
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (d)(e)		73,514	77,553
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (d)(e)		652,797	691,199
12 month U.S. LIBOR + 1.788% 3.413% 2/1/36 (d)(e)		229,221	238,208
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (d)(e)		1,041,856	1,094,269
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (d)(e)		198,969	207,285
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (d)(e)		64,272	68,146
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (d)(e)		132,367	137,855
12 month U.S. LIBOR + 1.812% 3.471% 12/1/40 (d)(e)		7,157,940	7,474,741
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (d)(e)		79,405	83,133
12 month U.S. LIBOR + 1.815% 3.109% 9/1/41 (d)(e)		215,818	224,947
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (d)(e)		1,133,758	1,189,958
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (d)(e)		123,969	131,517
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (d)(e)		164,120	171,352
12 month U.S. LIBOR + 1.820% 3.445% 12/1/35 (d)(e)		213,655	226,472
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (d)(e)		111,552	118,438
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (d)(e)		100,000	106,100
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (d)(e)		113,509	118,413
6 month U.S. LIBOR + 1.375% 2.75% 10/1/34 (d)(e)		1,296	1,338
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (d)(e)		1,223	1,261
6 month U.S. LIBOR + 1.505% 2.846% 1/1/35 (d)(e)		177,810	183,610
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (d)(e)		773	803
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (d)(e)		773	797
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (d)(e)		15,626	16,156
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (d)(e)		39,188	40,501
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (d)(e)		12,017	12,424
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (d)(e)		16,635	17,221
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (d)(e)		3,918	4,096
6 month U.S. LIBOR + 1.960% 3.335% 9/1/35 (d)(e)		25,761	27,136
U.S. TREASURY 1 YEAR INDEX + 1.945% 2.52% 10/1/33 (d)(e)		289,120	300,901
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (d)(e)		37,194	39,340
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.899% 6/1/36 (d)(e)		207,468	219,067
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (d)(e)		75,874	80,103
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.167% 7/1/34 (d)(e)		177,919	188,901
2.5% 9/1/32 (k)		13,500,000	13,688,591
2.5% 12/1/42 to 8/1/43		12,769,435	12,578,664
3% 11/1/23 to 8/1/47		800,001,453	816,284,920
3% 9/1/32 (k)		74,000,000	76,402,573
3% 9/1/32 (k)		65,950,000	68,091,212
3% 9/1/32 (k)		119,200,000	123,070,090
3% 9/1/32 (k)		31,950,000	32,987,327
3% 9/1/32 (k)		31,650,000	32,677,587
3.5% 3/1/25 to 10/1/56		537,374,966	559,778,167
3.5% 9/1/47 (k)		113,050,000	117,128,109
3.5% 9/1/47 (k)		107,850,000	111,740,527
3.5% 9/1/47 (k)		35,300,000	36,573,395
4% 9/1/24 to 10/1/46		345,647,010	367,338,353
4% 9/1/47 (k)		14,400,000	15,213,983
4.5% 6/1/33 to 8/1/56		122,768,410	133,089,361
5% 3/1/18 to 8/1/56		214,023,690	235,302,454
5.255% 8/1/41		2,319,440	2,573,710
5.5% 12/1/17 to 3/1/41		24,273,241	26,939,744
6% 7/1/19 to 1/1/42		17,006,196	19,428,979
6.309% 2/1/39		4,119,120	4,480,466
6.5% 10/1/17 to 8/1/39		27,643,987	32,058,735
7% 9/1/21 to 7/1/37		1,228,024	1,418,053
7.5% 6/1/25 to 2/1/32		541,939	631,303
8% 7/1/29 to 3/1/37		13,668	16,511
8.5% 12/1/19 to 6/1/22		279	307
9.5% 6/1/18 to 9/1/21		4,398	4,550

TOTAL FANNIE MAE			2,854,454,208

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (d)(e)		51,763	53,562
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (d)(e)		16,431	17,015
12 month U.S. LIBOR + 1.375% 2.854% 3/1/36 (d)(e)		136,088	141,095
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (d)(e)		163,318	170,779
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (d)(e)		79,311	82,636
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (d)(e)		739,532	777,281
12 month U.S. LIBOR + 1.750% 3.394% 12/1/40 (d)(e)		3,825,013	3,981,255
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (d)(e)		1,196,444	1,265,875
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (d)(e)		36,081	38,196
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (d)(e)		81,087	84,273
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (d)(e)		1,120,147	1,174,625
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (d)(e)		109,482	113,732
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (d)(e)		128,428	136,287
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (d)(e)		146,070	152,513
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (d)(e)		121,731	129,245
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (d)(e)		166,467	174,291
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (d)(e)		157,945	165,333
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (d)(e)		20,585	21,855
12 month U.S. LIBOR + 1.993% 5.165% 4/1/38 (d)(e)		118,329	125,633
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (d)(e)		62,928	66,812
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (d)(e)		1,850	1,959
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (d)(e)		111,536	116,719
6 month U.S. LIBOR + 1.125% 2.5% 8/1/37 (d)(e)		33,931	34,551
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (d)(e)		44,988	46,303
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (d)(e)		81,195	84,038
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (d)(e)		147,020	153,168
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (d)(e)		28,135	29,360
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (d)(e)		52,497	54,046
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (d)(e)		26,162	27,118
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (d)(e)		236,127	245,974
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (d)(e)		118,275	124,219
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (d)(e)		23,779	25,111
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (d)(e)		116,681	121,039
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (d)(e)		39,420	41,686
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (d)(e)		115,245	122,358
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (d)(e)		168,915	176,130
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.214% 6/1/33 (d)(e)		421,157	442,218
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.104% 3/1/35 (d)(e)		769,741	817,254
2.5% 7/1/31		6,484,780	6,583,984
3% 3/1/32 to 2/1/47		225,921,785	229,155,466
3.5% 1/1/32 to 9/1/46 (h)(i)(l)		394,567,566	412,025,754
3.5% 8/1/47		37,576,350	38,974,427
3.5% 9/1/47 (k)		8,600,000	8,912,583
4% 7/1/31 to 6/1/47		281,141,176	298,817,945
4.5% 6/1/25 to 1/1/45		21,419,366	23,213,948
5% 6/1/20 to 7/1/41		22,161,115	24,398,372
5.5% 10/1/17 to 3/1/41		8,109,725	8,986,308
6% 9/1/17 to 12/1/37		2,411,948	2,736,461
6.5% 5/1/18 to 9/1/39		3,257,038	3,739,623
7% 6/1/21 to 9/1/36		1,105,531	1,284,032
7.5% 1/1/27 to 4/1/32		21,775	25,536
8% 7/1/24 to 1/1/37		33,931	40,397
8.5% 9/1/19 to 1/1/28		28,764	33,240
9% 10/1/20		22	24
9.5% 5/1/21 to 7/1/21		137	145
10% 2/1/20 to 11/1/20		53	56
11% 7/1/19 to 9/1/20		16	17

TOTAL FREDDIE MAC			1,070,463,862

Ginnie Mae - 2.9%
3% 5/20/42 to 8/20/47		320,590,314	327,742,426
3% 9/1/47 (k)		20,000,000	20,413,590
3.5% 11/15/40 to 6/20/46 (h)		276,278,729	289,534,921
3.5% 9/1/47 (k)		11,300,000	11,783,020
3.5% 9/1/47 (k)		11,780,000	12,283,537
4% 5/20/33 to 4/20/47		134,266,559	143,313,620
4.5% 6/20/33 to 8/15/41		55,115,448	59,834,673
5% 12/15/32 to 9/15/41		23,732,729	26,364,364
5.5% 7/15/33 to 9/15/39		1,944,703	2,193,397
6% 10/15/30 to 11/15/39		571,325	655,138
6.5% 3/20/31 to 11/15/37		330,092	383,194
7% 10/15/22 to 3/15/33		1,122,401	1,321,613
7.5% 8/15/21 to 9/15/31		484,218	555,499
8% 11/15/21 to 11/15/29		155,947	177,484
8.5% 10/15/21 to 1/15/31		30,834	36,414
9% 8/15/19 to 1/15/23		950	1,013
9.5% 12/15/20 to 2/15/25		364	393
11% 9/20/19		353	374

TOTAL GINNIE MAE			896,594,670

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,811,433,248)			4,821,512,740

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (d)(e)		$664,344	$654,660
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (d)(e)		207,834	207,435
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7267% 6/15/32 (b)(d)(e)(g)		2,946,522	942,887
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		930,196	930,587
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	167,296
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	492,330
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	661,805
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,117,653
Class XS, 0% 10/17/45 (b)(d)(g)(m)		687,019	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (d)(e)		34,111	32,910
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (d)(e)		89,819	79,820
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (d)(e)		47,932	45,248
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (d)(e)		461,974	460,017
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (d)(e)		1,209,950	1,160,988
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (d)(e)		1,087,400	422,147
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (d)(e)		1,383,062	1,297,258
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (d)(e)		18,309	6,685
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,209,314
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		44,452,031	46,058,350
Class AA, 2.487% 12/16/41 (b)		10,285,063	10,347,041
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		18,470,696	18,488,241
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (d)(e)		1,802,588	1,500,975
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.5844% 10/25/37 (b)(d)(e)		20,158,172	20,023,334
CLUB Credit Trust Series 2017-NP1 Class A, 2.39% 4/17/23 (b)		6,200,569	6,203,718
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (d)(e)		3,192	3,189
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (d)(e)		52,056	49,074
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (d)(e)		78,667	78,146
Series 2004-7 Class AF5, 5.868% 1/25/35		1,196,869	1,213,709
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 1.8544% 8/25/35 (d)(e)		2,910,898	2,913,740
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (d)(e)		212,195	209,067
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (d)(e)		342,895	333,597
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (d)(e)		32,929	31,902
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		173,987	178,967
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.22% 6/15/21 (b)		15,750,314	15,783,058
Fannie Mae:
Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (d)(e)		38,916	37,480
Series 2017-T1 Class A, 2.898% 6/25/27		52,094,771	52,748,795
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (d)(e)		217,152	211,059
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (d)(e)		2,512	2,190
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		3,645,006	3,648,916
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (d)(e)		948,695	927,869
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (d)(e)		347,133	202,886
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (b)(d)(e)		490,944	464,681
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (b)(d)(e)		442,002	427,793
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (b)(d)(e)		159,664	149,361
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (b)(d)(e)		265,356	246,006
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (b)(d)(e)		100,764	91,871
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	6,325
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (d)(e)		1,465,853	1,043,464
Invitation Homes Trust:
Series 2014-SFR3 Class E, 1 month U.S. LIBOR + 4.500% 5.7256% 12/17/31 (b)(d)(e)		40,436	40,436
Series 2014-SRF2 Class F, 1 month U.S. LIBOR + 4.000% 5.2094% 9/17/31 (b)(d)(e)		335,000	335,612
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.376% 6/17/32 (b)(d)(e)		485,000	490,142
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.4256% 3/17/32 (b)(d)(e)		624,000	634,504
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (d)(e)		3,243,000	2,239,276
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 1 month U.S. LIBOR + 0.160% 1.3944% 11/25/36 (d)(e)		4,199,797	2,120,766
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (d)(e)		275,754	82,485
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (d)(e)		88,697	83,505
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (d)(e)		132,889	128,495
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5244% 8/25/36 (d)(e)		13,300,000	13,223,312
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (d)(e)		2,706	1,658
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (d)(e)		1,160,779	1,125,584
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (d)(e)		57,368	51,034
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.4094% 7/25/34 (d)(e)		12,838	12,363
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (d)(e)		14,735	14,526
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (d)(e)		122,347	117,943
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (d)(e)		124,884	4,080
Nationstar HECM Loan Trust Series 2017-1A Class A, 1.9679% 5/25/27 (b)(g)		22,578,519	22,576,035
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (d)(e)		1,426,957	1,398,621
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		143,487	143,497
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (d)(e)		479,652	474,894
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (d)(e)		683,353	551,303
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (d)(e)		1,475,804	1,453,558
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	177,228
Series 2017-SFR1 Class F, 6.511% 8/17/34 (b)		160,000	163,649
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (b)		13,027,119	13,067,163
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (d)(e)		5,108	4,646
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (d)(e)		482,983	473,774
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (d)(e)		181,533	181,358
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (d)(e)		32,987	30,496
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (d)(e)		28,819	27,345
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		25,377,589	26,255,306
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (b)(d)		31,358,793	31,736,055
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (b)(d)(e)(g)		2,573,000	1,299,365
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,097,052
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	519,242
Class F, 5.769% 11/17/33 (b)		456,000	474,674
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		1,188,166	1,188,474
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.0217% 11/21/40 (b)(d)(e)		305,000	266,113
TOTAL ASSET-BACKED SECURITIES
(Cost $314,269,482)			325,779,420

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3561% 6/27/36 (b)(d)(e)		10,533,198	10,263,548
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3685% 12/26/35 (b)(d)		1,705,900	1,710,506
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 1.4122% 7/26/36 (b)(d)		1,698,253	1,639,324
Series 2013-RR4 Class 2A1, 3.6531% 5/26/47 (b)(d)		3,109,963	3,123,078
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (d)(e)		554,318	558,889
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)		7,826,661	7,816,487
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.4927% 1/25/37 (b)(d)		2,789,921	2,846,278
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.8991% 10/26/37 (b)(d)		32,962	32,883
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		8,442,173	8,666,735
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.4945% 5/27/37 (b)(d)(e)		8,183,109	7,840,237
Series 2011-2R Class 2A1, 3.3199% 7/27/36 (b)(d)		984,648	983,171
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9161% 5/27/37 (b)(d)(e)		879,958	850,655
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (d)		310,928	312,543
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,976,374	18,289,511
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.367% 12/25/46 (b)(d)		910,000	973,050
Series 2010-K7 Class B, 5.4999% 4/25/20 (b)(d)		1,000,000	1,077,880
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.9833% 3/25/37 (d)		559,514	558,773
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4182% 6/21/36 (b)(d)(e)		5,924,776	5,859,011
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (d)		791,788	760,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (d)(e)		1,690,220	1,645,352
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (b)(d)(e)		45,638,000	45,565,481
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2922% 3/26/37 (b)(d)		1,922,088	1,924,395
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (d)(e)		466,181	460,261
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.4027% 7/26/45 (b)(d)		9,048,050	9,181,056
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (b)(d)(e)		216,834	154,088
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (b)(d)(e)		48,346	26,720
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (d)(e)		19,256	19,008
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (d)		53,601	53,234
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (d)(e)		8,192,668	7,912,551
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (b)		4,713,967	4,763,647
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(d)		31,563,041	31,896,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.0826% 1/25/35 (d)		1,759,971	1,765,789
Series 2005-AR10 Class 2A15, 3.1989% 6/25/35 (d)		9,509,506	9,598,370
Series 2005-AR2:
Class 1A2, 3.1522% 3/25/35 (d)		1,182,323	1,181,960
Class 3A1, 3.1468% 3/25/35 (d)		15,268,708	15,495,649
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5051% 6/27/36 (b)(d)		1,380,142	1,380,971
Class 2A1, 3.3412% 6/27/36 (b)(d)		1,552,886	1,548,383

TOTAL PRIVATE SPONSOR			208,736,603

U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.0344% 2/25/32 (d)(e)		22,220	22,555
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2283% 3/18/32 (d)(e)		39,054	39,841
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (d)(e)		47,358	48,294
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.2344% 10/25/32 (d)(e)		63,001	64,225
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.9844% 1/25/32 (d)(e)		23,081	23,408
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.6344% 1/25/18 (d)(e)		2,737	2,738
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.8656% 12/25/33 (d)(m)(n)		754,122	182,834
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.4456% 11/25/36 (d)(m)(n)		563,555	105,270
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		26,909	28,635
Series 1993-207 Class H, 6.5% 11/25/23		380,233	415,418
Series 1996-28 Class PK, 6.5% 7/25/25		122,040	133,774
Series 1999-17 Class PG, 6% 4/25/29		342,380	378,561
Series 1999-32 Class PL, 6% 7/25/29		333,286	368,960
Series 1999-33 Class PK, 6% 7/25/29		229,737	254,720
Series 2001-52 Class YZ, 6.5% 10/25/31		28,603	33,087
Series 2003-28 Class KG, 5.5% 4/25/23		218,911	233,241
Series 2005-102 Class CO 11/25/35 (o)		187,480	169,148
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.3404% 8/25/35 (d)(n)		65,393	82,197
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	473,170
Series 2006-12 Class BO 10/25/35 (o)		838,147	757,016
Series 2006-37 Class OW 5/25/36 (o)		83,877	74,743
Series 2006-45 Class OP 6/25/36 (o)		251,777	224,093
Series 2006-62 Class KP 4/25/36 (o)		406,465	361,838
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		70,504	81,513
Series 1999-25 Class Z, 6% 6/25/29		266,311	297,953
Series 2001-20 Class Z, 6% 5/25/31		370,924	407,899
Series 2001-31 Class ZC, 6.5% 7/25/31		201,511	229,207
Series 2002-16 Class ZD, 6.5% 4/25/32		103,174	119,438
Series 2002-74 Class SV, 1 month U.S. LIBOR + 7.550% 6.3156% 11/25/32 (d)(e)(m)		480,126	79,411
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		2,376,819	251,126
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.4056% 12/25/36 (d)(m)(n)		384,259	81,741
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.2056% 5/25/37 (d)(m)(n)		209,416	38,455
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.3081% 9/25/23 (d)(n)		16,316	20,569
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.8656% 3/25/33(d)(m)(n)		54,218	11,521
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.2656% 5/25/18 (d)(m)(n)		5,164	82
Series 2005-72 Class ZC, 5.5% 8/25/35		2,669,661	2,933,270
Series 2005-79 Class ZC, 5.9% 9/25/35		1,658,772	1,908,641
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 33.2134% 6/25/37 (d)(n)		179,397	362,630
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (d)(n)		269,263	537,974
Class SB, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (d)(n)		113,507	207,468
Series 2007-75 Class JI, 1 month U.S. LIBOR + 6.545% 5.3106% 8/25/37 (d)(e)(m)		8,020,733	1,464,822
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.1156% 3/25/38 (d)(m)(n)		1,443,851	247,135
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 5.0156% 3/25/24 (d)(m)(n)		744	6
Series 2009-76 Class MI, 5.5% 9/25/24 (m)		19,495	463
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		93,864	4,152
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		134,937	5,679
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.1256% 6/25/21 (d)(m)(n)		88,272	3,080
Series 2010-12 Class AI, 5% 12/25/18 (m)		139,664	1,914
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.8156% 12/25/40 (d)(m)(n)		1,357,102	222,120
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		1,257,141	137,111
Series 2010-150 Class ZC, 4.75% 1/25/41		5,540,749	6,190,589
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		67,429	2,063
Series 2010-23:
Class AI, 5% 12/25/18 (m)		39,936	479
Class HI, 4.5% 10/25/18 (m)		51,667	815
Series 2010-29 Class LI, 4.5% 6/25/19 (m)		132,196	1,888
Series 2010-95 Class ZC, 5% 9/25/40		11,723,312	13,196,415
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		347,662	19,990
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.3756% 4/25/41 (d)(m)(n)		3,636,515	521,473
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.3156% 11/25/41 (d)(m)(n)		3,711,538	650,475
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.3656% 8/25/39 (d)(m)(n)		3,088,487	402,025
Series 2011-39 Class ZA, 6% 11/25/32		953,996	1,081,809
Series 2011-4 Class PZ, 5% 2/25/41		2,442,106	2,787,933
Series 2011-67 Class AI, 4% 7/25/26 (m)		384,961	36,114
Series 2011-83 Class DI, 6% 9/25/26 (m)		543,020	53,980
Series 2012-100 Class WI, 3% 9/25/27 (m)		6,155,314	565,544
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.4156% 12/25/30 (d)(m)(n)		2,054,751	264,024
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.2156% 5/25/42 (d)(m)(n)		9,132,909	1,741,246
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.3156% 6/25/41 (d)(m)(n)		2,787,002	402,101
Series 2013-133 Class IB, 3% 4/25/32 (m)		3,819,479	352,692
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.8156% 1/25/44 (d)(m)(n)		2,031,136	338,359
Series 2013-51 Class GI, 3% 10/25/32 (m)		5,592,204	602,623
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.4856% 6/25/35 (d)(m)(n)		1,155,721	217,248
Series 2015-42:
Class IL, 6% 6/25/45 (m)		8,556,748	1,991,223
Class LS, 6.200% - 1 month U.S. LIBOR 4.9656% 6/25/45 (d)(m)(n)		14,275,292	2,362,511
Series 2015-70 Class JC, 3% 10/25/45		7,479,683	7,681,002
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.8656% 5/25/39 (d)(m)(n)		16,611,608	2,911,007
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		4,444,901	995,613
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (m)		7,235	65
Class 5, 5.5% 7/25/33 (m)		203,849	39,472
Series 343 Class 16, 5.5% 5/25/34 (m)		173,359	31,190
Series 348 Class 14, 6.5% 8/25/34 (d)(m)		126,293	29,436
Series 351:
Class 12, 5.5% 4/25/34 (d)(m)		80,866	13,637
Class 13, 6% 3/25/34 (m)		111,829	22,168
Series 359 Class 19, 6% 7/25/35 (d)(m)		73,617	13,950
Series 384 Class 6, 5% 7/25/37 (m)		899,460	159,151
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0267% 1/15/32 (d)(e)		17,410	17,669
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (d)(e)		24,524	24,950
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2267% 3/15/32 (d)(e)		26,785	27,294
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1267% 6/15/31 (d)(e)		45,875	46,631
Class FG, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (d)(e)		14,560	14,806
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.4767% 5/15/37 (d)(e)		1,048,880	1,047,182
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		737,545	656,298
Series 2095 Class PE, 6% 11/15/28		381,346	423,063
Series 2101 Class PD, 6% 11/15/28		37,067	39,818
Series 2121 Class MG, 6% 2/15/29		159,207	176,620
Series 2131 Class BG, 6% 3/15/29		1,085,826	1,206,653
Series 2137 Class PG, 6% 3/15/29		175,578	193,359
Series 2154 Class PT, 6% 5/15/29		277,544	308,743
Series 2162 Class PH, 6% 6/15/29		64,290	70,328
Series 2520 Class BE, 6% 11/15/32		347,594	375,331
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3733% 3/15/23 (d)(m)(n)		19,249	1,693
Series 2693 Class MD, 5.5% 10/15/33		4,042,145	4,505,670
Series 2802 Class OB, 6% 5/15/34		636,967	698,779
Series 2937 Class KC, 4.5% 2/15/20		412,807	419,168
Series 2962 Class BE, 4.5% 4/15/20		541,200	554,821
Series 3002 Class NE, 5% 7/15/35		986,887	1,075,389
Series 3110 Class OP 9/15/35 (o)		465,968	432,918
Series 3119 Class PO 2/15/36 (o)		850,626	754,830
Series 3121 Class KO 3/15/36 (o)		149,032	133,228
Series 3123 Class LO 3/15/36 (o)		471,923	419,914
Series 3145 Class GO 4/15/36 (o)		452,827	403,015
Series 3189 Class PD, 6% 7/15/36		938,936	1,075,745
Series 3225 Class EO 10/15/36 (o)		266,976	237,720
Series 3258 Class PM, 5.5% 12/15/36		456,208	503,999
Series 3415 Class PC, 5% 12/15/37		351,849	383,738
Series 3786 Class HI, 4% 3/15/38 (m)		1,177,757	93,462
Series 3806 Class UP, 4.5% 2/15/41		2,583,776	2,759,574
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,660,879
sequential payer:
Series 2135 Class JE, 6% 3/15/29		79,691	88,638
Series 2274 Class ZM, 6.5% 1/15/31		88,769	101,328
Series 2281 Class ZB, 6% 3/15/30		215,515	230,881
Series 2303 Class ZV, 6% 4/15/31		90,106	100,414
Series 2357 Class ZB, 6.5% 9/15/31		656,673	759,604
Series 2502 Class ZC, 6% 9/15/32		181,595	197,150
Series 2519 Class ZD, 5.5% 11/15/32		310,262	332,818
Series 2546 Class MJ, 5.5% 3/15/23		135,979	143,091
Series 2601 Class TB, 5.5% 4/15/23		64,915	69,389
Series 2998 Class LY, 5.5% 7/15/25		198,186	213,647
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	5,037,143
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3733% 2/15/36 (d)(m)(n)		308,589	62,733
Series 2013-4281 Class AI, 4% 12/15/28 (m)		3,980,572	347,727
Series 2017-4683 Class LM, 3% 5/15/47		9,849,332	10,116,538
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.8266% 8/15/24 (d)(n)		7,749	11,255
Class SD, 86.400% - 1 month U.S. LIBOR 70.5033% 8/15/24 (d)(n)		11,400	21,714
Series 2933 Class ZM, 5.75% 2/15/35		3,119,530	3,630,792
Series 2935 Class ZK, 5.5% 2/15/35		3,835,105	4,328,543
Series 2947 Class XZ, 6% 3/15/35		1,200,995	1,337,061
Series 2996 Class ZD, 5.5% 6/15/35		2,510,286	2,881,644
Series 3055 Class CS, 1 month U.S. LIBOR + 6.590% 5.3633% 10/15/35 (d)(e)(m)		450,202	88,870
Series 3237 Class C, 5.5% 11/15/36		3,548,164	4,035,764
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4333% 11/15/36 (d)(m)(n)		1,065,796	209,369
Series 3284 Class CI, 1 month U.S. LIBOR + 6.120% 4.8933% 3/15/37 (d)(e)(m)		2,441,881	466,456
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.5233% 3/15/37 (d)(m)(n)		1,565,787	324,212
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5333% 4/15/37 (d)(m)(n)		2,361,605	503,276
Series 3336 Class LI, 1 month U.S. LIBOR + 6.580% 5.3533% 6/15/37 (d)(e)(m)		749,148	132,583
Series 3772 Class BI, 4.5% 10/15/18 (m)		184,934	2,891
Series 3949 Class MK, 4.5% 10/15/34		708,005	759,469
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.7233% 9/15/41 (d)(m)(n)		3,806,681	594,828
Class YI, 3% 11/15/21 (m)		1,884,108	82,336
Series 4055 Class BI, 3.5% 5/15/31 (m)		3,503,241	342,177
Series 4149 Class IO, 3% 1/15/33 (m)		2,381,717	299,687
Series 4314 Class AI, 5% 3/15/34 (m)		1,272,832	139,203
Series 4427 Class LI, 3.5% 2/15/34 (m)		6,450,457	753,052
Series 4471 Class PA 4% 12/15/40		8,819,644	9,240,298
target amortization class Series 2156 Class TC, 6.25% 5/15/29		214,237	230,391
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/24 (d)(e)		86,126	87,039
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		144,395	160,036
Series 2056 Class Z, 6% 5/15/28		310,539	344,205
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,885,477	8,447,298
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4622% 6/16/37 (d)(m)(n)		466,567	96,736
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.7828% 3/20/60 (d)(e)(p)		5,853,140	5,863,559
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (d)(e)(p)		653,445	648,920
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (d)(e)(p)		809,140	802,929
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (d)(e)(p)		900,696	895,271
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (d)(e)(p)		1,615,213	1,606,540
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (d)(e)(p)		2,525,306	2,526,128
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (d)(e)(p)		5,057,664	5,058,981
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (d)(e)(p)		6,586,196	6,586,255
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (d)(e)(p)		2,321,142	2,321,910
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (d)(e)(p)		2,680,710	2,677,356
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (d)(e)(p)		2,455,364	2,453,975
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (d)(e)(p)		3,170,874	3,174,515
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (d)(e)(p)		6,270,977	6,291,458
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (d)(e)(p)		3,080,731	3,097,863
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (d)(e)(p)		1,999,012	2,010,158
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (d)(e)(p)		2,925,148	2,934,977
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (d)(e)(p)		1,881,977	1,889,364
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (d)(e)(p)		3,855,293	3,863,819
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7439% 10/20/62 (d)(e)(p)		1,552,994	1,554,574
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7539% 7/20/60 (d)(e)(p)		5,355,350	5,367,590
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5839% 3/20/63 (d)(e)(p)		2,483,002	2,467,748
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (d)(e)(p)		2,941,361	2,951,451
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8239% 12/20/63 (d)(e)(p)		7,666,918	7,683,603
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7239% 6/20/64 (d)(e)(p)		11,578,850	11,564,620
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/64 (d)(e)(p)		36,499,774	36,453,558
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (d)(e)(p)		14,131,679	14,142,854
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		388,444	438,486
Series 1997-8 Class PE, 7.5% 5/16/27		169,675	197,371
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		867,348	99,787
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,509,309	1,653,124
Series 2010-160 Class DY, 4% 12/20/40		17,965,153	19,249,580
Series 2010-170 Class B, 4% 12/20/40		4,066,798	4,357,629
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2722% 5/16/34 (d)(m)(n)		255,528	46,980
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9722% 8/17/34 (d)(m)(n)		310,712	70,801
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.8333% 6/16/37 (d)(n)		19,040	35,277
Series 2010-116 Class QB, 4% 9/16/40		38,726,775	41,432,619
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 5/20/60 (d)(e)(p)		2,045,887	2,031,852
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8694% 7/20/41 (d)(m)(n)		1,577,536	260,603
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4722% 6/16/42 (d)(m)(n)		940,560	180,581
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (d)(n)		3,011,341	3,170,317
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (d)(n)		6,982,004	7,497,219
Series 2013-149 Class MA, 2.5% 5/20/40		21,568,846	21,742,648
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		26,328,119	26,531,204
Series 2015-H17 Class HA, 2.5% 5/20/65 (p)		23,457,916	23,642,127
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		4,953,922	4,987,817
Class JA, 2.5% 6/20/65 (p)		22,724,360	22,893,786
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (d)(e)(p)		25,879,767	25,939,756

TOTAL U.S. GOVERNMENT AGENCY			482,258,569

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $688,726,417)			690,995,172

Commercial Mortgage Securities - 1.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	202,103
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,823
Series 1997-D5 Class PS1, 1.6895% 2/14/43 (d)(m)		62,066	536
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(d)		692,000	708,615
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(d)		767,000	751,835
Banc of America Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51		8,682,773	8,676,876
Series 2004-1 Class F, 5.279% 11/10/39 (b)(d)		2,006	2,004
Series 2008-1 Class D, 6.3087% 2/10/51 (b)(d)(g)		125,000	37,419
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,098,850
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	627,227
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)		957,000	995,932
Class D, 3.25% 2/15/50 (b)		667,000	548,708
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.0018% 7/15/49 (d)(m)		46,077,521	5,273,135
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,373,964	4,511,414
Class E, 4.2844% 9/10/28 (b)(d)		1,786,000	1,755,128
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (b)(d)(e)		21,150	20,036
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (b)(d)(e)		577,392	534,896
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (b)(d)(e)		25,907	21,226
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (b)(d)(e)		186,256	172,805
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (b)(d)(e)		55,877	49,640
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (b)(d)(e)		81,604	67,309
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (b)(d)(e)		45,131	41,023
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (b)(d)(e)		45,131	34,432
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (b)(d)(e)		47,934	36,814
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (b)(d)(e)		25,269	19,735
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (b)(d)(e)		373,250	330,571
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (b)(d)(e)		385,447	363,449
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (b)(d)(e)		360,148	331,308
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (b)(d)(e)		126,464	100,907
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (b)(d)(e)		69,105	55,257
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (b)(d)(e)		54,471	45,321
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (b)(d)(e)		348,605	324,896
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (b)(d)(e)		75,714	67,905
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (b)(d)(e)		81,151	72,320
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (b)(d)(e)		127,875	97,665
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (b)(d)(e)		200,782	137,554
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (b)(d)(e)		75,516	40,975
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (b)(d)(e)		9,384	3,491
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(g)(m)		3,866,213	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)		1,000,000	980,167
Class E, 3.6089% 8/14/36 (b)(d)		1,000,000	906,385
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7134% 4/12/38 (b)(d)		99,897	100,772
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		584,551	604,637
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/10/35 (b)(d)		1,000,000	999,281
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(d)		606,000	596,296
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,459,082
Class D, 3.25% 2/10/50 (b)		754,000	625,605
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7535% 12/15/47 (b)(d)		750,000	841,387
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		435,090	404,437
Class YTC3, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		156,667	143,886
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(d)(e)		435,090	408,123
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(d)		162,000	163,303
Class F, 3.7859% 4/10/28 (b)(d)		1,133,000	1,120,819
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 3.726% 5/15/30 (b)(d)(e)		260,000	259,561
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.476% 5/15/30 (b)(d)(e)		134,000	133,761
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		679,444	685,393
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	487,545
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(d)		1,205,000	1,187,293
Series 2013-GC15 Class D, 5.0996% 9/10/46 (b)(d)		1,927,000	1,878,281
Series 2015-GC33 Class XA, 0.968% 9/10/58 (d)(m)		92,482,159	5,470,421
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.577% 7/15/27 (b)(d)(e)		693,000	697,278
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,081,795
Series 2016-P6 Class XA, 0.8365% 12/10/49 (d)(m)		83,372,568	4,125,858
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	771,735
Claregold Trust Series 2007-2A:
Class G, 5.01% 5/15/44 (b)(d)	CAD	9,530	7,601
Class H, 5.01% 5/15/44 (b)(d)	CAD	20,000	15,921
Class J, 5.01% 5/15/44 (b)(d)	CAD	20,000	15,862
Class K, 5.01% 5/15/44 (b)(d)	CAD	10,000	7,917
Class L, 5.01% 5/15/44 (b)(d)	CAD	36,000	28,397
Class M, 5.01% 5/15/44 (b)(d)	CAD	165,000	129,454
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.1391% 8/13/27 (b)(d)(e)		735,000	738,181
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,054,483
Series 2012-CR1:
Class C, 5.3199% 5/15/45 (d)		850,000	904,668
Class D, 5.3199% 5/15/45 (b)(d)		1,510,000	1,491,372
Class G, 2.462% 5/15/45 (b)		231,000	138,224
Series 2012-CR5 Class D, 4.3306% 12/10/45 (b)(d)		740,000	720,537
Series 2012-LC4:
Class C, 5.5892% 12/10/44 (d)		260,000	280,729
Class D, 5.5892% 12/10/44 (b)(d)		1,437,000	1,409,229
Series 2013-CCRE6 Class E, 4.1285% 3/10/46 (b)(d)		42,000	31,828
Series 2013-CR10:
Class C, 4.7885% 8/10/46 (b)(d)		270,000	279,407
Class D, 4.7885% 8/10/46 (b)(d)		1,578,000	1,387,463
Series 2013-CR12 Class D, 5.0822% 10/10/46 (b)(d)		1,680,000	1,430,905
Series 2013-CR6 Class F, 4.1285% 3/10/46 (b)(d)		418,000	276,007
Series 2013-CR9:
Class C, 4.2549% 7/10/45 (b)(d)		525,000	527,898
Class D, 4.2549% 7/10/45 (b)(d)		252,000	216,919
Series 2013-LC6 Class D, 4.2828% 1/10/46 (b)(d)		1,405,000	1,297,886
Series 2014-CR15 Class D, 4.7595% 2/10/47 (b)(d)		258,000	236,449
Series 2014-CR17:
Class D, 4.7987% 5/10/47 (b)(d)		799,000	706,553
Class E, 4.7987% 5/10/47 (b)(d)		182,000	126,858
Series 2014-CR19 Class XA, 1.2398% 8/10/47 (d)(m)		123,050,039	6,671,355
Series 2014-CR20 Class XA, 1.1713% 11/10/47 (d)(m)		126,269,383	7,349,800
Series 2014-LC17 Class XA, 1.143% 10/10/47 (d)(m)		109,134,194	4,253,778
Series 2014-UBS2 Class D, 5.0147% 3/10/47 (b)(d)		844,000	730,529
Series 2014-UBS4 Class XA, 1.2342% 8/10/47 (d)(m)		113,422,253	6,417,987
Series 2014-UBS6 Class XA, 1.0295% 12/10/47 (d)(m)		153,099,636	7,598,243
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)		1,500,000	1,378,092
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(d)		483,000	481,868
Series 2015-DC1 Class XA, 1.1664% 2/10/48 (d)(m)		156,271,592	8,949,346
Series 2016-CD1 Class D, 2.7717% 8/10/49 (b)(d)		1,006,000	771,057
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		772,000	637,126
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6147% 5/10/43 (b)(d)		1,290,000	1,291,474
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		704,911	713,450
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	998,841
Class D, 2.7812% 11/10/49 (d)		508,000	401,290
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8405% 8/15/45 (b)(d)		1,727,000	1,693,884
Class F, 4.25% 8/15/45 (b)		1,418,000	1,156,983
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	311,810
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(d)		625,000	615,707
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		493,000	479,451
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(d)		1,566,000	1,500,407
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 1 month U.S. LIBOR + 2.750% 3.877% 11/15/33 (b)(d)(e)		693,000	699,637
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		426,275	430,220
Class H, 6% 5/17/40 (b)		90,315	71,561
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		129,511	130,694
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		862,000	789,844
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (b)(d)(e)		9,866,000	9,858,420
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (b)(d)(e)		3,043,000	3,042,738
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (b)(d)(e)		2,964,000	2,964,738
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (b)(d)(e)		4,485,000	4,484,999
Class E, 1 month U.S. LIBOR + 4.150% 5.3756% 3/15/28 (b)(d)(e)		20,318,000	20,343,444
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.227% 4/15/29 (b)(d)(e)		1,109,000	1,113,861
Class F, 1 month U.S. LIBOR + 4.750% 5.977% 4/15/29 (b)(d)(e)		989,000	992,096
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4756% 11/15/33 (b)(d)(e)		968,000	976,568
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(d)		377,000	378,707
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		1,449,000	1,333,470
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6848% 11/10/46 (b)(d)		1,810,000	1,919,685
Class F, 5.6848% 11/10/46 (b)(d)		1,560,000	1,524,565
Class G, 4.652% 11/10/46 (b)		1,948,000	1,731,550
Class XB, 0.3005% 11/10/46 (b)(d)(m)		20,920,000	202,273
Series 2011-LC3A Class D, 5.3457% 8/10/44 (b)(d)		812,000	845,619
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4943% 9/10/49 (d)		600,000	586,192
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5769% 12/25/43 (d)(m)		1,640,000	129,187
Series K012 Class X3, 2.2519% 1/25/41 (d)(m)		1,770,272	124,474
Series K013 Class X3, 2.9089% 1/25/43 (d)(m)		820,000	73,786
Series KAIV Class X2, 3.6147% 6/25/46 (d)(m)		420,000	50,778
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2029% 9/25/45 (b)(d)		1,815,000	1,960,864
Series 2011-K10 Class B, 4.625% 11/25/49 (b)(d)		500,000	533,126
Series 2011-K11 Class B, 4.4236% 12/25/48 (b)(d)		750,000	794,877
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(d)		18,910,000	19,358,487
Class CFX, 3.3822% 12/15/34 (b)(d)		14,152,000	14,440,222
Class DFX, 3.3822% 12/15/34 (b)(d)		27,804,000	28,185,076
Class EFX, 3.3822% 12/15/34 (b)(d)		1,750,000	1,761,657
Class FFX, 3.3822% 12/15/34 (b)(d)		1,915,000	1,911,888
Class GFX, 3.3822% 12/15/34 (b)(d)		1,096,000	1,084,760
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49		1,643,960	1,642,157
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		183,677	177,156
Series 1997-C2 Class G, 6.75% 4/15/29 (d)		59,855	60,238
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	766,641
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.1589% 2/15/27 (b)(d)(e)		291,000	291,777
Class E, 1 month U.S. LIBOR + 4.100% 5.2589% 2/15/27 (b)(d)(e)		378,000	369,584
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(d)		357,000	362,759
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0552% 8/10/43 (b)(d)		617,000	639,164
Class F, 4% 8/10/43 (b)		516,000	414,978
Class X, 1.3949% 8/10/43 (b)(d)(m)		4,805,470	157,093
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.1832% 12/10/43 (b)(d)		720,000	741,443
Class XA, 0.1326% 12/10/43 (b)(d)(m)		3,208,430	13,199
Series 2011-GC3 Class D, 5.6323% 3/10/44 (b)(d)		294,000	310,457
Series 2011-GC5:
Class C, 5.399% 8/10/44 (b)(d)		1,050,000	1,137,958
Class D, 5.399% 8/10/44 (b)(d)		1,500,000	1,447,545
Class E, 5.399% 8/10/44 (b)(d)		711,000	575,317
Class F, 4.5% 8/10/44 (b)		1,020,000	718,893
Series 2012-GC6:
Class D, 5.6522% 1/10/45 (b)(d)		1,156,000	1,116,605
Class E, 5% 1/10/45 (b)(d)		412,000	355,444
Series 2012-GC6I Class F, 5% 1/10/45 (d)		390,000	258,886
Series 2012-GCJ7:
Class C, 5.7016% 5/10/45 (d)		630,000	671,007
Class D, 5.7016% 5/10/45 (b)(d)		2,204,000	2,170,380
Class E, 5% 5/10/45 (b)		1,311,000	1,067,436
Class F, 5% 5/10/45 (b)		2,079,000	1,246,217
Series 2012-GCJ9:
Class D, 4.833% 11/10/45 (b)(d)		1,972,000	1,889,391
Class E, 4.833% 11/10/45 (b)(d)		1,290,000	1,159,410
Series 2013-GC10 Class D, 4.4098% 2/10/46 (b)(d)		920,000	896,157
Series 2013-GC12:
Class D, 4.4464% 6/10/46 (b)(d)		219,000	190,330
Class XA, 1.5475% 6/10/46 (d)(m)		30,275,933	1,844,386
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(d)		1,858,000	1,740,561
Series 2013-GC16:
Class C, 5.3202% 11/10/46 (d)		662,844	729,013
Class D, 5.3202% 11/10/46 (b)(d)		1,009,000	970,380
Class F, 3.5% 11/10/46 (b)		999,000	708,254
Series 2014-GC20 Class XA, 1.0078% 4/10/47 (d)(m)		183,738,667	9,454,898
Series 2015-GC34 Class XA, 1.3631% 10/10/48 (d)(m)		29,269,603	2,412,345
Series 2016-GS2 Class C, 4.5297% 5/10/49 (d)		699,000	751,425
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,372,711
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	732,798
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,089,137
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)		495,000	504,062
Class F, 4.0667% 2/10/29 (b)(d)		1,520,000	1,435,350
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	908,676
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 4.4756% 7/15/29 (b)(d)(e)		617,000	621,780
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)		1,134,000	902,003
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	568,379
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 3.8767% 7/17/34 (b)(d)(e)		229,000	232,701
Class F, 1 month U.S. LIBOR + 3.539% 4.7657% 7/17/34 (b)(d)(e)		332,000	335,425
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.15% 6/15/34 (b)(d)(e)		336,000	336,868
Class FFL, 1 month U.S. LIBOR + 2.850% 3.85% 6/15/34 (b)(d)(e)		108,000	108,274
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.1728% 4/15/47 (d)(m)		23,691,215	704,700
Series 2014-C22 Class D, 4.5594% 9/15/47 (b)(d)		525,000	444,466
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	161,489
Series 2014-C26 Class D, 3.9251% 1/15/48 (b)(d)		707,000	604,257
Series 2015-C30 Class XA, 0.6938% 7/15/48 (d)(m)		83,775,475	2,832,968
Series 2015-C32 Class C, 4.6678% 11/15/48 (d)		1,907,000	1,921,445
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,181,866
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	896,782
Class D, 3.0962% 12/15/49 (b)(d)		1,148,000	894,203
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	458,507
Series 2003-C1 Class F, 5.4834% 1/12/37 (b)(d)		203,055	201,980
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(d)		380,000	423,994
Class D, 7.4453% 12/5/27 (b)(d)		1,885,000	2,076,352
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		695,000	749,464
Series 2012-CBX:
Class C, 5.2132% 6/15/45 (d)		250,000	265,504
Class D, 5.2132% 6/16/45 (b)(d)		690,000	711,308
Class E, 5.2132% 6/15/45 (b)(d)		1,043,000	1,059,620
Class F, 4% 6/15/45 (b)		988,000	799,219
Class G 4% 6/15/45 (b)		1,079,000	679,874
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		170,000	174,979
Series 2004-LN2 Class D, 5.3686% 7/15/41 (d)		420,000	4,776
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (d)		462,000	465,115
Class F, 5.01% 7/15/42 (d)		189,000	190,503
Series 2011-C3:
Class E, 5.6136% 2/15/46 (b)(d)		700,000	703,014
Class H, 4.409% 2/15/46 (b)(d)		756,000	546,108
Class J, 4.409% 2/15/46 (b)(d)		106,000	65,190
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(d)		1,130,000	1,171,090
Class F, 3.873% 7/15/46 (b)		105,000	88,732
Class H, 3.873% 7/15/46 (b)		674,250	477,604
Class NR, 3.873% 7/15/46 (b)		385,000	236,303
Class TAC1, 7.99% 7/15/46 (b)		725,430	726,889
Class TAC2, 7.99% 7/15/46 (b)		671,000	667,976
Series 2011-C5:
Class B. 5.4073% 8/15/46 (b)(d)		1,140,000	1,256,021
Class C, 5.4073% 8/15/46 (b)(d)		650,648	711,153
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)		1,163,000	1,172,625
Class D, 4.2599% 4/15/46 (d)		1,800,000	1,667,514
Class F, 3.25% 4/15/46 (b)(d)(g)		1,682,000	953,161
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)		816,000	779,049
Class E, 3.8046% 6/10/27 (b)(d)		1,169,000	1,103,875
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)		1,155,000	1,140,910
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (b)(d)(e)		15,063,000	15,124,706
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(d)		1,218,000	1,200,817
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(d)		14,775	14,744
Series 2007-C7 Class A3, 5.866% 9/15/45		3,554,300	3,556,478
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(d)		588,000	641,760
Class E, 4.6485% 2/10/36 (b)(d)		1,050,000	1,070,302
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (b)(d)(e)		9,947,721	9,977,060
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9066% 1/20/41 (b)(d)		256,000	258,916
Class E, 4.9066% 1/20/41 (b)(d)		400,000	373,478
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (d)		78,610	78,309
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.5659% 5/12/39 (d)		508,018	511,170
Series 2008-C1 Class A4, 5.69% 2/12/51		678,968	679,137
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	736,471
Series 2012-C5 Class E, 4.6895% 8/15/45 (b)(d)		150,000	145,477
Series 2012-C6 Class D, 4.6094% 11/15/45 (b)(d)		1,357,000	1,369,130
Series 2013-C12 Class D, 4.7643% 10/15/46 (b)(d)		1,000,000	957,186
Series 2013-C13:
Class D, 4.8901% 11/15/46 (b)(d)		1,019,000	977,703
Class E, 4.8901% 11/15/46 (b)(d)		887,000	703,343
Series 2013-C7:
Class D, 4.2591% 2/15/46 (b)(d)		1,111,000	1,043,013
Class E, 4.2591% 2/15/46 (b)(d)		340,000	262,188
Series 2013-C8 Class D, 4.0614% 12/15/48 (b)(d)		400,000	366,570
Series 2013-C9:
Class C, 4.0394% 5/15/46 (d)		790,000	799,034
Class D, 4.1274% 5/15/46 (b)(d)		1,747,000	1,627,908
Series 2014-C17 Class XA, 1.2428% 8/15/47 (d)(m)		175,770,233	8,862,739
Series 2015-C25 Class XA, 1.14% 10/15/48 (d)(m)		47,445,537	3,255,272
Series 2016-C30:
Class C, 4.1325% 9/15/49 (d)		417,000	423,720
Class D, 3% 9/15/49 (b)		452,000	343,806
Series 2016-C31:
Class C, 4.3205% 11/15/49 (d)		946,000	962,490
Class D, 3% 11/15/49 (b)(d)		703,000	513,750
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	671,584
Class D, 3.396% 12/15/49 (b)		924,000	699,560
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	713,595
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4207% 3/15/45 (b)(d)		1,483,000	1,321,500
Series 1997-RR Class F, 7.51% 4/30/39 (b)(d)		24,218	24,109
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		147,337	143,653
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		194,876	194,573
Class O, 5.91% 11/15/31 (b)		160,561	139,810
Series 2011-C1:
Class D, 5.4143% 9/15/47 (b)(d)		1,760,000	1,887,527
Class E, 5.4143% 9/15/47 (b)(d)		573,100	614,472
Series 2011-C2:
Class D, 5.483% 6/15/44 (b)(d)		1,272,000	1,328,820
Class E, 5.483% 6/15/44 (b)(d)		600,000	574,046
Class F, 5.483% 6/15/44 (b)(d)		550,000	469,005
Class XB, 0.5345% 6/15/44 (b)(d)(m)		9,001,008	163,324
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(d)		1,000,000	1,076,928
Class D, 5.155% 7/15/49 (b)(d)		1,130,000	1,172,553
Class E, 5.155% 7/15/49 (b)(d)		505,000	505,866
Class G, 5.155% 7/15/49 (b)(d)		957,000	835,872
Series 2012-C4:
Class D, 5.4207% 3/15/45 (b)(d)		330,000	343,969
Class F, 3.07% 3/15/45 (b)		623,000	449,205
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)		656,000	703,564
Class F, 4.295% 9/9/32 (b)(d)		651,000	657,251
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(d)		1,436,000	1,430,211
Series 2015-MS1:
Class C, 4.0299% 5/15/48 (d)		734,000	734,914
Class D, 4.0299% 5/15/48 (b)(d)		1,260,000	1,094,608
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	641,653
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,094,653
Class D, 3.9111% 11/15/49 (d)		946,000	962,571
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5741% 7/15/33 (b)(d)		102,509	106,457
Motel 6 Trust:
Series 2017-M6MZ, 1 month U.S. LIBOR + 6.927% 8.1565% 8/15/19 (b)(d)(e)		500,000	499,051
Series 2017-MTL6, 1 month U.S. LIBOR + 4.250% 5.48% 8/15/34 (b)(d)(e)		2,961,000	2,953,694
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(d)		23,867,000	24,111,928
Class B, 4.181% 11/15/34 (b)		8,435,000	8,584,275
Class C, 5.205% 11/15/34 (b)		5,900,000	6,088,566
Class D, 6.55% 11/15/34 (b)		2,209,000	2,221,601
Class E, 6.8087% 11/15/34 (b)		615,000	584,982
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)		278,000	270,160
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		369,357	381,907
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		972,724	1,197,910
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	25,051	19,877
Class K, 4.456% 9/12/38 (b)	CAD	18,000	14,190
Class L, 4.456% 9/12/38 (b)	CAD	26,000	20,322
Class M, 4.456% 9/12/38 (b)	CAD	104,391	79,099
Series 2007-1 Class M, 4.57% 4/12/23	CAD	109,733	86,077
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 4.5704% 11/15/26 (b)(d)(e)		1,698,000	1,624,011
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.4756% 11/15/27 (b)(d)(e)		1,683,000	1,669,040
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4751% 8/15/39 (d)		23,315	23,530
Series 2007-C4 Class F, 5.4751% 8/15/39 (d)		820,000	757,999
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5456% 5/10/45 (b)(d)		1,197,000	1,219,328
Class E, 5% 5/10/45 (b)(d)		537,000	459,391
Class F, 5% 5/10/45 (b)(d)		682,700	464,415
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)		310,000	308,915
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(d)		970,000	939,208
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(d)		1,299,000	1,278,912
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	195,950
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(d)(m)		20,614,217	358,135
Series 2012-LC5:
Class C, 4.693% 10/15/45 (d)		569,000	597,003
Class D, 4.7706% 10/15/45 (b)(d)		1,621,000	1,582,855
Class E, 4.7706% 10/15/45 (b)(d)		284,000	235,310
Series 2013-LC12 Class C, 4.2949% 7/15/46 (d)		760,000	774,780
Series 2015-C31 Class XA, 1.1023% 11/15/48 (d)(m)		38,245,325	2,554,313
Series 2015-NXS4 Class E, 3.601% 12/15/48 (b)(d)		588,000	443,184
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	663,361
Class D, 3% 8/15/49 (b)		447,000	366,761
Series 2016-C34 Class XA, 2.1801% 6/15/49 (d)(m)		34,403,357	4,378,563
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,161,727
Series 2016-LC25 Class C, 4.4365% 12/15/59 (d)		903,000	908,377
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	933,285
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)		1,364,000	1,099,260
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	466,266
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	213,297
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	383,054
Class D, 5.6401% 3/15/44 (b)(d)		800,000	747,035
Class E, 5% 3/15/44 (b)		890,000	800,911
Class F, 5% 3/15/44 (b)		693,000	482,507
Series 2011-C4:
Class D, 5.2472% 6/15/44 (b)(d)		408,000	405,075
Class E, 5.2472% 6/15/44 (b)(d)		439,432	428,159
Series 2011-C5:
Class C, 5.6722% 11/15/44 (b)(d)		260,000	286,903
Class D, 5.6722% 11/15/44 (b)(d)		600,000	628,023
Class E, 5.6722% 11/15/44 (b)(d)		1,853,000	1,912,001
Class F, 5.25% 11/15/44 (b)(d)		933,000	816,353
Class G, 5.25% 11/15/44 (b)(d)		329,000	268,477
Class XA, 1.7625% 11/15/44 (b)(d)(m)		4,030,409	233,906
Series 2012-C10:
Class E, 4.4564% 12/15/45 (b)(d)		1,190,000	903,064
Class F, 4.4564% 12/15/45 (b)(d)		1,726,000	949,795
Series 2012-C6 Class D, 5.5804% 4/15/45 (b)(d)		540,000	546,623
Series 2012-C7:
Class C, 4.8297% 6/15/45 (d)		1,270,000	1,310,390
Class E, 4.8297% 6/15/45 (b)(d)		2,501,000	2,135,891
Class F, 4.5% 6/15/45 (b)		357,000	266,376
Class G, 4.5% 6/15/45 (b)		1,076,000	679,036
Series 2012-C8:
Class D, 4.8926% 8/15/45 (b)(d)		650,000	652,736
Class E, 4.8926% 8/15/45 (b)(d)		335,000	328,241
Series 2013-C11:
Class D, 4.2069% 3/15/45 (b)(d)		870,000	798,989
Class E, 4.2069% 3/15/45 (b)(d)		1,750,000	1,355,591
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(d)		600,000	561,871
Series 2013-C16 Class D, 4.9803% 9/15/46 (b)(d)		193,000	187,662
Series 2013-UBS1 Class D, 4.6251% 3/15/46 (b)(d)		756,000	714,692
Series 2014-C21 Class XA, 1.1412% 8/15/47 (d)(m)		105,878,755	5,772,743
Series 2014-C24 Class XA, 0.9591% 11/15/47 (d)(m)		34,755,336	1,738,695
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9459% 11/15/29 (b)(d)(e)		1,054,900	1,056,878
Class G, 1 month U.S. LIBOR + 3.001% 4.2456% 11/15/29 (b)(d)(e)		456,347	448,999
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)		489,000	381,678
Class PR2, 3.516% 6/5/35 (b)(d)		1,260,000	929,851
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $500,984,281)			506,587,713

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,955,576
7.3% 10/1/39		27,595,000	40,949,048
7.5% 4/1/34		9,105,000	13,420,679
7.55% 4/1/39		18,745,000	29,153,161
7.6% 11/1/40		14,220,000	22,584,773
7.625% 3/1/40		10,110,000	15,718,320
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,464,587
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,483,878
Series 2012 B, 5.432% 1/1/42		3,285,000	3,250,639
Series 2014 B, 6.314% 1/1/44		16,855,000	18,070,246
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,549,429
4.95% 6/1/23		24,240,000	25,205,722
5.1% 6/1/33		63,045,000	63,344,464
Series 2010-1, 6.63% 2/1/35		11,945,000	13,181,785
Series 2010-3:
5.547% 4/1/19		330,000	341,441
6.725% 4/1/35		17,810,000	19,600,261
7.35% 7/1/35		8,165,000	9,414,082
Series 2010-5, 6.2% 7/1/21		6,528,000	6,918,636
Series 2011:
5.665% 3/1/18		21,275,000	21,627,527
5.877% 3/1/19		77,850,000	81,016,160
Series 2013:
2.69% 12/1/17		3,365,000	3,367,995
3.14% 12/1/18		3,490,000	3,500,191
TOTAL MUNICIPAL SECURITIES
(Cost $395,133,512)			417,118,600

Foreign Government and Government Agency Obligations - 0.8%
Arab Republic 5.875% 6/11/25 (b)		$535,000	$542,860
Arab Republic of Egypt:
5.875% 6/11/25		1,125,000	1,141,529
6.125% 1/31/22 (b)		3,100,000	3,227,106
7.5% 1/31/27 (b)		600,000	661,800
8.5% 1/31/47 (b)		2,780,000	3,113,600
Argentine Republic:
5.625% 1/26/22		2,030,000	2,123,380
6.875% 4/22/21		12,240,000	13,304,880
7.125% 6/28/2117 (b)		1,355,000	1,336,708
7.5% 4/22/26		425,000	475,150
Barbados Government:
7% 8/4/22 (b)		825,000	746,625
7.25% 12/15/21 (b)		90,000	82,800
Belarus Republic:
6.875% 2/28/23 (b)		1,910,000	2,045,801
7.625% 6/29/27 (b)		955,000	1,051,646
8.95% 1/26/18		5,940,000	6,081,206
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,105,050
5.625% 1/7/41		13,135,000	13,151,419
7.125% 1/20/37		4,785,000	5,658,263
8.25% 1/20/34		5,895,000	7,634,025
Buenos Aires Province:
6.5% 2/15/23 (b)		1,350,000	1,410,480
9.95% 6/9/21 (b)		2,815,000	3,241,473
10.875% 1/26/21 (b)		1,125,000	1,288,125
10.875% 1/26/21 (Reg. S)		6,025,000	6,898,625
Cameroon Republic 9.5% 11/19/25 (b)		300,000	353,862
City of Buenos Aires 8.95% 2/19/21 (b)		810,000	901,125
Colombian Republic:
6.125% 1/18/41		5,000	5,931
7.375% 9/18/37		1,320,000	1,749,000
10.375% 1/28/33		1,875,000	2,864,063
Costa Rican Republic 7% 4/4/44 (b)		1,150,000	1,208,938
Croatia Republic:
5.5% 4/4/23 (b)		660,000	733,080
6% 1/26/24 (b)		600,000	684,072
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		355,000	373,275
6.25% 10/4/20 (b)		330,000	353,074
6.25% 7/27/21 (b)		360,000	387,558
Dominican Republic:
5.95% 1/25/27 (b)		1,505,000	1,632,925
6.6% 1/28/24 (b)		520,000	585,000
6.85% 1/27/45 (b)		745,000	838,125
6.875% 1/29/26 (b)		1,220,000	1,403,000
7.45% 4/30/44 (b)		1,265,000	1,514,838
Ecuador Republic:
8.75% 6/2/23 (b)		575,000	585,781
9.65% 12/13/26 (b)		575,000	603,031
10.5% 3/24/20 (b)		425,000	454,219
El Salvador Republic:
7.375% 12/1/19 (b)		565,000	583,363
7.65% 6/15/35 (Reg. S)		50,000	49,875
8.625% 2/28/29 (b)		280,000	306,950
German Federal Republic:
0% 8/15/26(Reg. S)	EUR	300,000	350,455
2.5% 8/15/46	EUR	815,000	1,298,982
4% 1/4/37	EUR	1,645,000	3,063,177
Indonesian Republic:
2.625% 6/14/23	EUR	7,700,000	9,685,287
7.75% 1/17/38 (b)		2,445,000	3,492,399
8.5% 10/12/35 (Reg. S)		2,385,000	3,545,834
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		200,000	209,149
7.25% 4/15/19 (b)		2,530,000	2,642,398
8.25% 4/15/24 (b)		625,000	703,893
Lebanese Republic:
4% 12/31/17		1,239,250	1,236,400
5% 10/12/17		2,045,000	2,045,000
5.15% 6/12/18		2,720,000	2,734,993
5.15% 11/12/18		1,260,000	1,268,127
5.45% 11/28/19		1,370,000	1,374,768
6% 5/20/19		1,785,000	1,808,444
Mongolian People's Republic 8.75% 3/9/24 (b)		1,930,000	2,181,288
Panamanian Republic 9.375% 4/1/29		365,000	552,063
Peruvian Republic 4% 3/7/27 (g)(q)		1,360,000	1,347,708
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,926,562
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,480,000	3,718,380
7.45% 9/1/24 (b)		1,920,000	2,062,656
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		700,000	724,003
Republic of Armenia:
6% 9/30/20 (b)		2,381,000	2,524,670
7.15% 3/26/25 (b)		995,000	1,108,729
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,350,000	5,075,149
6.75% 3/9/23 (b)		1,245,000	1,266,788
Republic of Kenya 6.875% 6/24/24 (b)		885,000	928,321
Republic of Nigeria 6.75% 1/28/21 (b)		240,000	257,400
Republic of Serbia:
6.75% 11/1/24 (b)		1,147,044	1,173,344
7.25% 9/28/21 (b)		1,250,000	1,448,438
Russian Federation:
5.25% 6/23/47 (b)		1,600,000	1,664,973
5.625% 4/4/42 (b)		850,000	960,568
5.875% 9/16/43 (b)		755,000	879,575
12.75% 6/24/28 (Reg. S)		5,610,000	9,899,518
Rwanda Rep 6.625% 5/2/23 (b)		930,000	971,850
State of Qatar 9.75% 6/15/30 (b)		390,000	624,000
Sultanate of Oman 6.5% 3/8/47 (b)		770,000	804,650
Turkish Republic:
3.25% 3/23/23		245,000	234,898
5.125% 3/25/22		1,590,000	1,675,214
5.625% 3/30/21		1,600,000	1,710,618
6% 3/25/27		975,000	1,067,625
6.25% 9/26/22		3,130,000	3,453,786
6.75% 5/30/40		550,000	633,820
6.875% 3/17/36		1,795,000	2,086,580
7% 6/5/20		3,840,000	4,225,344
7.25% 3/5/38		1,150,000	1,393,800
7.375% 2/5/25		1,495,000	1,765,595
8% 2/14/34		760,000	971,797
11.875% 1/15/30		1,455,000	2,357,246
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	934,137
Ukraine Government:
7.75% 9/1/21 (b)		8,899,000	9,277,741
7.75% 9/1/22 (b)		7,759,000	8,080,999
7.75% 9/1/23 (b)		719,000	746,408
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	271,034
1.5% 7/22/47	GBP	2,000,000	2,465,409
2% 9/7/25(Reg. S)	GBP	1,285,000	1,816,365
4.25% 3/7/36	GBP	745,000	1,373,115
4.5% 9/7/34	GBP	2,135,000	3,986,550
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,426,075
Venezuelan Republic:
9.25% 9/15/27		4,270,000	1,675,975
11.95% 8/5/31 (Reg. S)		2,145,000	879,450
12.75% 8/23/22		905,000	409,513
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (d)(e)(g)		195,000	173,856
4% 3/12/28 (g)(q)		6,043,500	5,999,745
4.8% 11/19/24 (b)		550,000	583,799
6.75% 1/29/20 (b)		750,000	819,571
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $227,848,594)			244,549,640
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	849,484
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		154,425	1,775,888
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp.		67,596	2,056,975
Southwestern Energy Co. (r)		81,258	442,856
Warrior Met Coal, Inc. Class A		31,922	827,594
			3,327,425

TOTAL ENERGY			5,103,313

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,844,526
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	261,289
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (g)(r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			295,889

TOTAL COMMON STOCKS
(Cost $22,084,574)			9,093,212

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,231,675
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	331,110
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	500,921
			832,031

TOTAL CONVERTIBLE PREFERRED STOCKS			4,063,706

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	708,492
CYS Investments, Inc. Series B, 7.50%		17,000	425,000
MFA Financial, Inc. Series B, 7.50%		22,500	569,250
			1,702,742
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	661,500
Boston Properties, Inc. 5.25%		17,500	456,750
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	188,908
Cedar Realty Trust, Inc.:
Series B, 7.25%		8,113	204,123
Series C 6.50%		10,000	247,500
DDR Corp. Series K, 6.25%		17,823	454,487
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,005,955
Public Storage Series F 5.15%		37,000	937,580
Retail Properties America, Inc. Series A, 7.00%		24,109	615,985
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	475,691
Sun Communities, Inc. Series A, 7.125%		34,701	885,570
Taubman Centers, Inc. Series J, 6.50%		11,338	287,418
			6,421,467

TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,124,209

TOTAL PREFERRED STOCKS
(Cost $12,902,246)			12,187,915
		Principal Amount(a)	Value

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 11/27/20 (d)(e)		4,541,481	4,223,577
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.2964% 11/27/21 (d)(e)		1,594,000	1,265,907
			5,489,484
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 2/1/24 (d)(e)		1,408,167	1,412,856
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4839% 2/1/25 (d)(e)		385,000	392,700
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.23% 12/31/18 (d)(e)		750,577	751,988
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.7986% 4/18/23 (d)(e)		1,110,000	1,130,124
			3,687,668
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 11/7/23 (d)(e)		1,504,391	1,509,281
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (d)(e)		7,289,232	7,305,632
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7267% 2/15/24 (d)(e)		1,990,000	2,000,786
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 7/3/20 (d)(e)		1,148,725	1,091,771
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (d)(e)		4,442,675	4,427,392
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5139% 8/22/25 (d)(e)		1,000,000	995,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 4/26/24 (d)(e)		23,476,163	23,564,198
Nord Anglia Education Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7018% 3/31/21 (d)(e)		6,790,296	6,790,296
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.456% 7/6/24 (d)(e)		2,500,000	2,505,850
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 11/8/23 (d)(e)		2,985,000	2,987,239
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 5/14/22 (d)(e)		4,777,766	4,762,859
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2389% 5/14/23 (d)(e)(g)		360,000	356,400
Weight Watchers International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.250% 4.5288% 4/2/20 (d)(e)		5,696,274	5,563,038
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 12/20/23 (d)(e)		1,990,013	2,008,679
			65,868,421
Hotels, Restaurants & Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 5/30/21 (d)(e)		2,935,970	2,926,810
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 7/1/23 (d)(e)		1,927,903	1,929,349
American Casino & Entertainment Properties LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/7/22 (d)(e)		885,254	885,812
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.7339% 2/15/24 (d)(e)		1,205,000	1,220,063
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.5569% 10/20/21 (d)(e)		4,125,923	4,124,685
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6967% 9/15/23 (d)(e)		2,212,060	2,214,404
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5113% 2/17/24 (d)(e)		5,944,968	5,924,517
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 10/11/20 (d)(e)		12,562,641	12,615,028
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 5/8/21 (d)(e)		15,460,150	15,495,554
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 8/8/21 (d)(e)		2,722,891	2,728,010
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/14/21 (d)(e)		1,691,885	1,678,282
Cedar Fair LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/13/24 (d)(e)		416,500	419,624
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/18/24 (d)(e)		3,145,000	3,149,718
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/25/24 (d)(e)		1,645,000	1,654,261
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5044% 2/1/24 (d)(e)		7,795,000	7,840,445
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5625% 4/17/24 (d)(e)		4,847,850	4,823,611
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2317% 9/8/24 (d)(e)		940,000	955,670
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 3/8/24 (d)(e)		2,244,375	2,246,238
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 8/30/23 (d)(e)		3,003,820	3,014,153
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 7/1/20 (d)(e)		1,251,851	1,262,805
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 11/30/23 (d)(e)		6,455,281	6,477,681
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0464% 2/22/23 (d)(e)		3,005,000	3,012,513
Golden Entertainment, Inc. term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (e)(s)		9,600,000	9,556,032
3 month U.S. LIBOR + 7.000% 8/11/25 (e)(s)		2,700,000	2,700,000
Golden Nugget, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.74% 11/21/19 (d)(e)		4,741,491	4,756,331
3 month U.S. LIBOR + 3.500% 4.74% 11/21/19 (d)(e)		2,031,693	2,038,052
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 4/25/24 (d)(e)		1,110,000	1,107,569
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 10/25/23 (d)(e)		4,980,616	4,995,458
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/31/24 (d)(e)		3,000,000	3,000,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (d)(e)		3,539,259	3,545,913
Landry's Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9844% 10/4/23 (d)(e)		5,911,154	5,853,875
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/10/22 (d)(e)		3,552,315	3,558,674
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/25/21 (d)(e)		1,794,000	1,794,000
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 10/14/23 (d)(e)		1,985,000	2,002,369
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7964% 1/19/24 (d)(e)		753,113	755,402
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (d)(e)		3,640,000	3,638,471
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4856% 7/28/21 (d)(e)		2,051,709	2,067,097
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (d)(e)		294,263	295,734
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5122% 8/14/24 (d)(e)		11,040,000	11,114,520
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 3/31/24 (d)(e)		1,092,263	1,060,270
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8367% 2/27/20 (d)(e)		1,534,022	1,533,071
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 6/8/23 (d)(e)		5,175,863	5,167,995
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 11/27/20 (d)(e)		1,481,519	1,488,927
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 5/31/24 (d)(e)		2,000,000	2,000,000
			160,628,993
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 3 month U.S. LIBOR + 4.750% 6.0464% 6/9/18 (d)(e)		2,000,000	2,001,260
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4789% 6/5/20 (d)(e)		2,364,871	2,351,084
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 12/16/23 (d)(e)		15,464,576	14,623,767
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 8/19/23 (d)(e)		2,462,500	2,470,823
			21,446,934
Leisure Products - 0.0%
Hayward Industries, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.4806% 8/4/24 (d)(e)		1,615,000	1,622,074
SRAM LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7572% 3/15/24 (d)(e)		1,325,523	1,332,151
			2,954,225
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 9/26/21 (d)(e)		2,635,897	2,352,538
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/28/25 (d)(e)		1,995,000	1,979,419
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 12/15/23 (d)(e)		995,000	990,025
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 12/15/22 (d)(e)		1,965,000	1,953,544
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (d)(e)		1,020,000	1,022,550
CBS Radio, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.7361% 10/17/23 (d)(e)		3,602,642	3,622,168
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.05% 7/8/22 (d)(e)		1,820,563	1,813,735
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5464% 7/8/23 (d)(e)		465,000	464,419
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4806% 6/7/23 (d)(e)		6,067,375	5,630,039
Charter Communication Operating LLC:
term loan:
3 month U.S. LIBOR + 2.000% 3.24% 7/1/20 (d)(e)		1,462,904	1,466,561
3 month U.S. LIBOR + 2.000% 3.24% 1/3/21 (d)(e)		4,369,714	4,379,415
Tranche H, term loan 3 month U.S. LIBOR + 2.000% 3.24% 1/15/22 (d)(e)		987,500	990,097
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.49% 1/15/24 (d)(e)		6,255,813	6,283,588
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 7.9889% 1/30/19 (d)(e)		10,365,000	8,292,000
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 5/22/24 (d)(e)		1,440,000	1,450,800
Entercom Radio, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7152% 11/1/23 (d)(e)		1,431,250	1,432,323
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 10/18/19 (d)(e)		5,115,118	4,417,365
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 5/29/21 (d)(e)		4,595,606	4,423,270
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.26% 12/18/20 (d)(e)		5,588,474	5,595,460
Karman Buyer Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 7/25/21 (d)(e)		1,458,338	1,401,098
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.7964% 7/25/22 (d)(e)		1,620,000	1,475,723
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8036% 1/7/22 (d)(e)		3,620,000	3,597,375
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.2339% 12/8/23 (d)(e)		2,350,000	2,367,625
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.2339% 5/4/22 (d)(e)		6,816,150	6,686,234
Montreign Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 9.4839% 1/19/23 (d)(e)		2,770,000	2,790,775
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4783% 7/17/25 (d)(e)		2,644,896	2,626,170
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2289% 10/4/23 (d)(e)		5,063,559	5,062,952
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 10/24/21 (d)(e)		3,917,591	3,953,515
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9856% 8/23/24 (d)(e)		2,060,000	2,070,300
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 8/14/20 (d)(e)		8,627,193	8,639,788
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (d)(e)		4,130,000	4,109,350
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9767% 1/31/25 (d)(e)		5,000,000	5,009,700
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4783% 8/19/23 (d)(e)		9,075,000	9,050,044
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 4/15/25 (d)(e)		4,610,000	4,596,170
			121,996,135
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (d)(e)		11,732,859	11,547,127
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.243% 6/15/23 (d)(e)		1,334,913	1,336,581
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2423% 7/2/22 (d)(e)		5,150,094	3,429,963
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3% 10/11/19 (d)(e)		1,860,847	1,452,633
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.3187% 8/19/22 (d)(e)		4,686,512	4,688,715
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 1/26/23 (d)(e)		5,608,934	4,708,700
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (d)(e)		14,155,206	12,430,111
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (e)(f)		2,089,734	87,079
			28,133,782
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7317% 12/11/21 (d)(e)		4,554,353	4,577,124

TOTAL CONSUMER DISCRETIONARY			426,329,893

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0572% 12/16/23 (d)(e)		1,990,000	1,997,463
Food & Staples Retailing - 0.2%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.9839% 8/25/21 (d)(e)		15,535,240	15,063,591
3 month U.S. LIBOR + 3.000% 4.2933% 12/21/22 (d)(e)		6,619,403	6,419,431
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (d)(e)		4,823,800	4,683,090
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.71% 2/3/25 (d)(e)		2,865,000	2,748,853
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9681% 2/3/24 (d)(e)		8,830,325	8,496,009
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.74% 6/28/20 (d)(e)		1,072,224	1,002,530
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 10/21/21 (d)(e)		3,853,871	3,839,419
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2283% 6/16/23 (d)(e)		6,239,363	6,265,006
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0464% 6/30/22 (d)(e)		2,913,000	2,752,785
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2339% 6/30/21 (d)(e)		3,332,336	3,330,936
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7721% 11/15/22 (d)(e)		4,033,000	3,864,945
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.99% 6/27/23 (d)(e)		3,465,000	3,475,776
			61,942,371
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 3/20/24 (d)(e)		807,975	811,005
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 10/7/23 (d)(e)		4,335,357	4,363,797
Hostess Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 8/3/22 (d)(e)		1,056,652	1,059,029
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22 (d)(e)		4,234,388	4,183,236
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/24/24 (d)(e)		5,840,000	5,846,249
			16,263,316
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/26/24 (d)(e)		2,084,842	2,087,115

TOTAL CONSUMER STAPLES			82,290,265

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3169% 7/31/20 (d)(e)		3,371,806	3,262,222
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.96% 9/2/21 (d)(e)		6,065,149	3,899,891
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (d)		1,493,878	1,505,082
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 4/16/21 (d)(e)		2,335,000	2,092,744
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 6/3/18 (d)(e)		1,340,501	447,727
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 2/21/21 (d)(e)		3,071,204	1,974,201
Summit Midstream Partners LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2339% 5/16/22 (d)(e)		3,000,000	3,037,500
			16,219,367
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (d)(e)		2,127,522	2,136,032
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 5/18/23 (d)(e)		2,000,000	2,010,000
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5072% 6/22/24 (d)(e)		5,470,000	5,501,890
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6033% 12/31/21 (d)(e)		4,480,000	4,741,318
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (d)(e)		5,900,000	6,263,853
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9324% 5/16/21 (d)(e)		2,832,000	2,750,580
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.7964% 5/12/18 (d)(e)		2,569,041	2,585,097
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 7/29/21 (d)(e)		522,566	522,457
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.2283% 6/19/19 (d)(e)		5,527,140	5,496,077
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0464% 3/28/22 (d)(e)		1,995,000	1,866,981
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2306% 3/1/24 (d)(e)		2,500,000	2,353,125
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8% 8/19/21 (d)(e)		7,208,121	7,136,040
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2283% 2/15/24 (d)(e)		2,857,838	2,897,133
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0464% 12/19/20 (d)(e)		6,172,692	5,720,048
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.2964% 4/3/19 (d)(e)		1,004,700	954,465
Peabody Energy Corp. term loan 3 month U.S. LIBOR + 4.500% 5.7339% 3/31/22 (d)(e)		3,358,421	3,381,090
			56,316,186

TOTAL ENERGY			72,535,553

FINANCIALS - 0.3%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (d)(e)		3,045,000	3,038,149
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8039% 2/4/21 (d)(e)		756,307	755,362
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2281% 9/11/22 (d)(e)		2,505,000	2,379,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9781% 9/11/21 (d)(e)		1,949,135	1,928,026
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7344% 8/25/22 (d)(e)		2,000,000	2,017,500
			10,118,787
Diversified Financial Services - 0.1%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9806% 3/20/22 (d)(e)		4,300,000	4,311,696
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/6/23 (d)(e)		4,118,000	4,138,590
Extell Boston 5.154% 8/31/21 (d)		1,137,495	1,142,841
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 1.375% 7/14/22 (d)(e)		3,000,000	3,024,000
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/30/22 (d)(e)		2,000,000	2,007,500
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5486% 7/3/24 (d)(e)		1,385,000	1,400,581
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 7/3/24 (d)(e)		1,000,000	1,007,080
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7992% 6/30/24 (d)(e)		1,755,000	1,761,581
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 2/10/24 (d)(e)		2,743,125	2,736,267
Peak 10 Holding Corp. term loan 3 month U.S. LIBOR + 3.500% 4.8106% 8/1/24 (d)(e)		1,000,000	996,250
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 4/9/23 (d)(e)		4,893,918	4,895,142
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/18/23 (d)(e)		2,973,769	2,981,203
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/30/23 (d)(e)		1,488,750	1,493,216
			31,895,947
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 11/22/23 (d)(e)		5,715,675	5,779,976
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (d)(e)		3,934,884	3,931,775
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.9839% 1/25/25 (d)(e)		275,000	280,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1759% 1/25/24 (d)(e)		1,492,500	1,493,440
Asurion LLC:
term loan 3 month U.S. LIBOR + 6.000% 7.2389% 8/4/25 (d)(e)		3,935,000	4,015,353
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 11/3/23 (d)(e)		7,640,624	7,669,276
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9806% 8/4/22 (d)(e)		4,692,706	4,702,983
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3115% 10/2/20 (d)(e)		4,800,547	4,814,853
USI, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/16/24 (e)(s)		4,895,000	4,856,232
Tranche, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (d)(e)		4,680,000	4,651,733
			42,196,121
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5643% 11/4/21 (d)(e)		5,259,168	5,267,635
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 4/25/23 (d)(e)		4,810,385	4,818,418
			10,086,053
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (d)(e)		1,278,608	1,270,936

TOTAL FINANCIALS			95,567,844

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.48% 6/18/22 (d)(e)		1,848,209	1,843,977
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 6/22/24 (d)(e)		2,825,000	2,808,530
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 3/21/24 (d)(e)		1,910,213	1,917,376
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 6/30/21 (d)(e)		8,960,017	8,976,682
			15,546,565
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.0669% 12/31/19 (d)(e)		1,474,840	1,470,475
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (d)(e)		10,722,179	10,663,421
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3% 12/1/23 (d)(e)		11,474,844	11,552,299
Equian LLC Tranche DD, term loan 3 month U.S. LIBOR + 3.750% 5.0156% 5/19/24 (d)(e)(t)		631,765	637,293
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/30/24 (d)(e)		1,260,000	1,257,896
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 2/15/24 (d)(e)		2,985,019	2,997,824
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 3/18/23 (d)(e)		7,920,150	7,942,406
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (d)(e)		3,502,491	3,490,442
Milk Specialties Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 8/16/23 (d)(e)		659,863	664,812
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 6/7/23 (d)(e)		2,273,055	2,281,101
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 7/31/22 (d)(e)		1,169,032	1,167,571
Precyse Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 10/20/22 (d)(e)		505,000	506,894
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4861% 6/23/24 (d)(e)		1,000,000	993,750
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2964% 12/31/23 (d)(e)		3,000,000	2,925,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 12/31/22 (d)(e)		7,411,363	7,235,343
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 2/11/23 (d)(e)		3,519,412	3,554,606
			59,341,133
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4839% 10/21/24 (d)(e)		1,000,000	1,018,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 10/21/23 (d)(e)		2,985,000	2,996,194
Project Ruby Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 2/9/24 (d)(e)		996,819	1,000,138
			5,015,082
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. term loan:
3 month U.S. LIBOR + 3.250% 4.4889% 7/27/24 (d)(e)		1,105,000	1,105,000
3 month U.S. LIBOR + 7.000% 8.2389% 7/27/25 (d)(e)		580,000	587,250
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8/11/24 (e)(s)		5,000,000	5,010,000
			6,702,250
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7339% 2/15/23 (d)(e)		2,486,844	2,497,736
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8167% 8/18/22 (d)(e)		2,540,000	2,546,350
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 3/27/23 (d)(e)		4,000,000	4,014,360
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (d)(e)		15,327,281	15,582,787
			24,641,233

TOTAL HEALTH CARE			111,246,263

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/15/24 (d)(e)		1,641,750	1,639,698
Gemini HDPE LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 8/7/21 (d)(e)		982,217	984,673
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2639% 8/22/24 (d)(e)		7,770,000	7,776,915
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.2928% 6/4/21 (d)(e)		4,955,713	4,961,362
Tranche E, term loan 3 month U.S. LIBOR + 3.000% 4.258% 5/14/22 (d)(e)		983,262	984,265
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/9/23 (d)(e)		13,158,886	13,173,887
			29,520,800
Airlines - 0.1%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2306% 10/10/21 (d)(e)		6,241,462	6,241,462
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 12/14/23 (d)(e)		4,445,000	4,454,735
			10,696,197
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 4/1/23 (d)(e)		3,805,343	3,814,856
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.7389% 10/17/23 (d)(e)		992,500	993,989
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 7/1/22 (d)(e)		1,722,982	1,732,028
			6,540,873
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5217% 6/21/24 (d)(e)		9,075,000	9,096,417
Garda World Security Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3154% 5/26/24 (d)(e)		854,322	858,952
GCA Services Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0052% 3/1/23 (d)(e)		2,203,799	2,209,308
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 6.000% 7.2964% 12/31/21 (d)(e)		2,983,255	2,995,934
Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 2/9/22 (d)(e)		1,366,171	1,370,160
Hd Supply Waterworks Ltd. term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (d)(e)		3,055,000	3,058,819
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 3/9/23 (d)(e)		1,121,765	1,125,971
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 4/7/21 (d)(e)		14,409,122	14,418,200
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5611% 6/1/22 (d)(e)		1,825,904	1,835,033
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7964% 6/30/19 (d)(e)		1,088,986	1,097,153
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5625% 2/1/24 (d)(e)		1,350,582	1,226,774
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 5/2/22 (d)(e)		11,280,902	11,332,004
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 12/8/23 (d)(e)(g)		2,487,500	2,512,375
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2342% 12/18/20 (d)(e)		2,687,755	2,695,496
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/3/23 (d)(e)		3,786,435	3,801,316
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 1/15/21 (d)(e)		2,496,496	2,521,461
			62,155,373
Construction & Engineering - 0.0%
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 5/21/22 (d)(e)		3,160,131	3,168,031
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (d)(e)		3,225,981	3,244,788
Machinery - 0.1%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0128% 5/18/24 (d)(e)		1,735,650	1,738,549
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0122% 7/30/24 (d)(e)		1,030,000	1,028,589
NN, Inc. term loan 3 month U.S. LIBOR + 3.750% 4.9839% 4/3/21 (d)(e)		1,485,000	1,492,425
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 3/13/22 (d)(e)		3,784,855	3,799,049
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 3/31/24 (d)(e)		393,004	394,164
			8,452,776
Marine - 0.0%
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.79% 6/22/22 (d)(e)		2,990,000	2,967,575
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.23% 9/14/20 (d)(e)		2,962,500	2,947,688
			5,915,263
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 4/4/24 (d)(e)		3,366,563	3,381,981
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 5/4/22 (d)(e)		1,405,732	1,412,760
			4,794,741
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5614% 2/9/23 (d)(e)		2,097,368	2,098,249
Transportation Infrastructure - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 9.9889% 11/12/20 (d)(e)		1,155,345	915,611
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 7/7/22 (d)(e)		1,994,924	2,010,385
Standardaero Aviation Holdings In term loan 3 month U.S. LIBOR + 3.750% 7/7/22 (e)(s)		1,290,000	1,293,225
			4,219,221

TOTAL INDUSTRIALS			140,806,312

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4839% 9/27/23 (d)(e)		2,599,750	2,631,597
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (d)(e)		5,516,175	5,438,011
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2306% 1/19/21 (d)(e)		1,960,088	1,958,872
			10,028,480
Electronic Equipment & Components - 0.0%
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2339% 1/31/24 (d)(e)		1,990,000	2,007,413
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 2/15/24 (d)(e)		6,747,748	6,759,017
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 2/1/22 (d)(e)		2,202,901	2,195,830
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.7344% 10/16/23 (d)(e)		405,000	384,750
Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7344% 10/16/22 (d)(e)		1,913,099	1,889,185
TTM Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 5/31/21 (d)(e)		2,517,744	2,546,068
			15,782,263
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 8/16/23 (d)(e)		1,820,426	1,823,157
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.49% 10/19/24 (d)(e)		725,000	733,156
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.48% 10/19/23 (d)(e)		4,950,000	4,971,681
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0372% 5/22/24 (d)(e)		1,440,000	1,454,400
Datapipe, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0464% 3/15/19 (d)(e)		6,207,974	6,223,494
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3171% 2/9/23 (d)(e)		10,932,436	11,039,464
Mh Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.82% 8/16/24 (d)(e)		2,000,000	1,988,340
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3104% 11/3/23 (d)(e)		10,705,075	10,713,960
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 5/12/21 (d)(e)		927,717	932,356
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2361% 7/13/23 (d)(e)		12,862,934	12,834,764
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0606% 12/30/21 (d)(e)		1,575,000	1,586,813
			54,301,585
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7017% 9/15/20 (d)(e)		7,588,745	7,576,071
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (d)(e)		1,995,000	1,991,668
Equian LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0664% 5/19/24 (d)(e)		2,053,235	2,071,201
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4861% 7/10/22 (d)(e)		12,488,329	12,472,719
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2339% 4/22/23 (d)(e)		1,241,499	1,241,499
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.4861% 1/18/25 (d)(e)		1,000,000	996,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4861% 1/18/24 (d)(e)		3,097,238	3,116,595
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2556% 5/1/25 (d)(e)		290,000	291,088
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7556% 5/1/24 (d)(e)		1,025,000	1,025,646
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3119% 8/8/25 (d)(e)		700,000	707,000
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5585% 1/8/20 (d)(e)		429,456	431,200
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0619% 8/8/24 (d)(e)		2,440,000	2,458,300
RP Crown Parent, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/12/23 (d)(e)		4,397,900	4,427,762
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2317% 5/1/24 (d)(e)		5,370,000	5,386,110
WEX, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 7/1/23 (d)(e)		3,210,642	3,231,929
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 12/7/23 (d)(e)		3,507,375	3,535,434
			50,960,472
Semiconductors & Semiconductor Equipment - 0.0%
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 6/30/24 (d)(e)		2,500,000	2,515,625
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 8/16/22 (d)(e)		1,569,984	1,571,946
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.553% 1/15/23 (d)(e)		1,474,097	1,476,559
			5,564,130
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4589% 6/13/25 (d)(e)		1,705,000	1,733,508
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (d)(e)		7,915,000	7,948,639
Applied Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 1/23/21 (d)(e)		995,659	1,001,882
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.8% 12/20/23 (d)(e)		685,000	683,719
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.55% 12/20/22 (d)(e)		1,925,175	1,938,420
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.55% 12/15/22 (d)(e)		743,561	750,535
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.55% 12/15/21 (d)(e)		5,229,381	5,281,675
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (d)(e)		7,876,713	7,890,813
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.24% 12/20/23 (d)(e)		2,493,750	2,521,805
Greeneden U.S. Holdings II LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0067% 12/1/23 (d)(e)		6,517,504	6,551,265
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2339% 7/7/25 (d)(e)		290,000	294,713
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/1/22 (d)(e)		1,550,000	1,561,625
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (d)(e)		5,095,000	5,260,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8113% 11/1/23 (d)(e)		14,542,016	14,653,263
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (d)(e)		6,510,421	6,420,903
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (d)(e)		2,445,000	2,415,660
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 3.9806% 6/21/24 (d)(e)		1,052,102	1,050,787
3 month U.S. LIBOR + 2.750% 4.0302% 6/21/24 (d)(e)		7,012,898	7,004,132
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2572% 10/31/22 (d)(e)		2,974,824	3,016,352
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/9/21 (d)(e)		6,386,379	6,423,612
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 4/9/22 (d)(e)		2,813,000	2,813,000
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 2/5/23 (d)(e)		2,970,075	2,980,797
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5072% 3/3/23 (d)(e)		4,915,735	4,928,270
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5464% 9/30/22 (d)(e)		4,889,988	4,881,577
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/8/22 (d)(e)		1,721,784	1,727,931
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/8/22 (d)(e)		89,795	90,115
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5031% 9/30/23 (d)(e)		3,786,107	3,805,833
TIBCO Software, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.74% 12/4/20 (d)(e)		777,115	778,638
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 1/27/23 (d)(e)		6,640,227	6,687,240
			113,097,297
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18 (d)(e)		55,200	55,212
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 9/7/23 (d)(e)		1,756,175	1,762,690
			1,817,902

TOTAL INFORMATION TECHNOLOGY			251,552,129

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 5/20/21 (d)(e)		2,730,600	2,727,187
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2374% 5/17/24 (d)(e)		2,545,000	2,551,363
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2339% 11/18/23 (d)(e)		1,810,900	1,816,568
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 3/30/24 (d)(e)		1,447,734	1,450,456
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 5/31/23 (d)(e)		3,000,000	3,003,750
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2278% 1/6/22 (d)(e)		1,617,371	1,627,479
MacDermid, Inc.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 6/7/20 (d)(e)		2,609,271	2,625,579
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (d)(e)		3,329,959	3,340,382
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 6/30/22 (d)(e)		2,583,410	2,596,327
Royal Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 6/19/22 (d)(e)		2,097,718	2,108,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7964% 6/19/23 (d)(e)		96,552	96,310
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 5/12/22 (d)(e)		2,375,061	2,380,262
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4856% 11/5/21 (d)(e)		1,137,600	1,138,078
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/16/24 (d)(e)		2,000,000	2,008,760
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 3/19/20 (d)(e)		1,004,308	1,004,780
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 6/1/24 (d)(e)		2,000,000	2,004,380
Univar, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9839% 7/1/22 (d)(e)		1,213,465	1,214,605
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (d)(e)		1,260,000	1,265,519
			34,959,991
Construction Materials - 0.0%
Unifrax I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/4/24 (d)(e)		1,000,000	1,003,330
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9806% 12/7/24 (d)(e)		1,180,000	1,195,729
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.99% 10/1/22 (d)(e)		1,129,000	1,132,760
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5166% 10/1/21 (d)(e)		5,353,211	5,368,093
Berry Global, Inc. Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.4806% 10/1/22 (d)(e)		4,956,562	4,957,206
Berry Plastics Corp. Tranche L, term loan 3 month U.S. LIBOR + 2.250% 3.4806% 1/6/21 (d)(e)		3,552,000	3,552,000
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4806% 4/3/24 (d)(e)		1,000,000	1,000,310
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 3/14/22 (d)(e)		3,501,225	3,462,712
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 5/16/24 (d)(e)		1,235,000	1,236,161
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 5/22/24 (d)(e)		2,290,000	2,301,450
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (d)(e)		4,538,625	4,529,548
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 7/26/23 (d)(e)		1,071,900	1,075,920
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/5/23 (d)(e)		12,779,830	12,785,964
			42,597,853
Metals & Mining - 0.1%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.55% 8/25/23 (d)(e)		7,220,356	6,522,365
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7894% 6/14/21 (d)(e)		2,865,718	2,868,097
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5464% 4/16/20 (d)(e)		11,745,501	10,717,770
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (e)(f)(g)		2,107,367	0
			20,108,232

TOTAL MATERIALS			98,669,406

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 10/24/22 (d)(e)		3,643,536	3,519,037
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9806% 7/1/20 (d)(e)		1,161,476	1,168,736
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 3/23/24 (d)(e)		1,471,313	1,471,930
			6,159,703
Real Estate Management & Development - 0.0%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 12/1/22 (d)(e)		2,475,718	2,503,570
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.24% 3/24/25 (d)(e)		922,138	931,359
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/24/24 (d)(e)		171,605	172,342
RE/MAX LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 12/15/23 (d)(e)		1,081,825	1,084,530
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.4839% 7/20/22 (d)(e)		4,958,735	4,974,256
Simply Storage Management LLC 8.2375% 9/6/21 (d)(g)		1,305,000	1,305,000
			10,971,057

TOTAL REAL ESTATE			17,130,760

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (d)(e)		3,142,125	3,137,066
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8/18/24 (e)(s)		2,000,000	2,000,620
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 10/5/23 (d)(e)		2,000,000	1,962,500
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/22/24 (d)(e)		12,065,000	12,053,659
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5464% 4/11/20 (d)(e)		8,256,774	8,265,031
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (d)(e)		6,880,000	6,838,445
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9% 4/30/21 (d)(e)		5,224,000	5,237,060
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/30/20 (d)(e)		2,774,325	2,781,261
Securus Technologies, Inc.:
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (e)(s)		9,580,000	9,653,862
3 month U.S. LIBOR + 8.250% 6/15/25 (e)(s)		3,360,000	3,365,040
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4467% 4/30/20 (d)(e)		2,761,920	2,768,825
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (d)(e)		8,423,888	8,375,450
			66,438,819
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 5/25/24 (d)(e)		4,955,000	5,000,140
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0003% 6/30/19 (d)(e)		11,760,000	11,706,492
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (d)(e)		12,713,138	12,713,138
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 4/23/19 (d)(e)		4,011,549	3,841,058
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (d)(e)		7,578,169	7,629,625
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.2964% 9/9/21 (d)(e)		2,144,510	2,165,955
			43,056,408

TOTAL TELECOMMUNICATION SERVICES			109,495,227

UTILITIES - 0.2%
Electric Utilities - 0.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (d)(e)		2,950,126	2,941,836
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (d)(e)		884,825	825,100
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (d)(e)		87,227	81,339
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0464% 9/18/21 (d)(e)		4,484,918	3,016,107
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 11/13/21 (d)(e)		3,042,000	2,829,060
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8% 6/13/20 (d)(e)		6,278,188	6,262,493
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 1/30/24 (d)(e)		2,542,861	2,525,239
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 1/30/24 (d)(e)		158,446	157,348
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.24% 4/13/21 (d)(e)		1,960,000	1,103,892
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9834% 8/4/23 (d)(e)		6,481,714	6,480,807
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 3.9817% 8/4/23 (d)(e)		1,485,714	1,485,506
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9232% 12/9/23 (d)(e)		1,492,500	1,496,858
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9792% 12/14/23 (d)(e)		1,492,500	1,494,634
			30,700,219
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4839% 4/13/23 (d)(e)		2,518,834	2,544,023
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (d)(e)		2,240,909	2,236,001
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 2/7/24 (d)(e)		6,806,790	6,814,890
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (d)(e)		13,500,000	13,554,000
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 10/18/22 (d)(e)		1,554,380	1,437,802
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/9/21 (d)(e)		2,718,089	2,459,871
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7964% 6/26/22 (d)(e)		2,709,512	2,756,928
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (d)(e)		4,059,825	4,059,825
			35,863,340

TOTAL UTILITIES			66,563,559

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,474,618,320)			1,472,187,211

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 2.1875% 12/14/19 (d)(g)		502,384	497,360
Goldman Sachs 2.1875% 12/14/19 (d)(g)		430,556	426,250
Mizuho 2.1875% 12/14/19 (d)(g)		201,880	199,861
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,082,814)			1,123,471

Bank Notes - 0.5%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,796,029
2.95% 7/23/21		18,827,000	19,138,973
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	26,456,905
3.1% 6/4/20		22,584,000	23,138,986
8.7% 11/18/19		2,958,000	3,336,110
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,347,917
KeyBank NA 6.95% 2/1/28		1,977,000	2,523,075
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,420,985
Regions Bank 7.5% 5/15/18		24,647,000	25,599,497
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,181,747
Wachovia Bank NA 6% 11/15/17		2,243,000	2,262,498
TOTAL BANK NOTES
(Cost $165,139,689)			168,202,722

Preferred Securities - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	$1,525,000	$1,811,445
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (c)		3,587,000	3,644,582
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(d)	EUR	2,150,000	2,590,690
FINANCIALS - 0.5%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		1,860,000	1,963,796
Banco Do Brasil SA 9% (b)(c)(d)		2,050,000	2,208,245
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		1,130,000	1,230,356
Bank of America Corp.:
6.1% (c)(d)		8,141,000	9,151,280
6.25% (c)(d)		5,325,000	6,014,964
6.5% (c)(d)		3,000,000	3,452,295
Barclays Bank PLC:
6% (c)(d)	GBP	1,330,000	1,789,687
7.625% 11/21/22		30,445,000	35,623,365
Barclays PLC:
6.625% (c)(d)		13,935,000	14,410,715
7.25% (Reg. S) (c)(d)	GBP	1,350,000	1,918,932
8.25% (c)(d)		500,000	538,903
CBOM Finance PLC 8.875% (b)(c)(d)		1,935,000	1,806,501
Citigroup, Inc.:
5.875% (c)(d)		4,305,000	4,607,315
5.95% (c)(d)		5,290,000	5,806,429
5.95% (c)(d)		2,285,000	2,418,384
Credit Agricole SA:
6.625% (b)(c)(d)		13,700,000	14,283,646
7.875% (b)(c)(d)		4,250,000	4,834,288
8.125% 9/19/33 (Reg. S) (d)		2,500,000	2,734,726
Danske Bank A/S 6.125% (Reg. S) (c)(d)		1,600,000	1,759,810
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	2,200,000	2,919,618
HSBC Holdings PLC 4.75% (Reg. S) (c)(d)	EUR	2,050,000	2,520,566
Royal Bank of Scotland Group PLC:
7.5% (c)(d)		9,170,000	9,792,090
8.625% (c)(d)		3,665,000	4,113,104
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	2,050,000	2,932,837
			138,831,852
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (d)	EUR	2,800,000	3,753,776
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(c)		985,000	1,003,329
8.625% (Reg. S) (c)		200,000	203,721
			1,207,050
Insurance - 0.0%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	1,150,000	1,674,487
Aviva PLC 6.125% (c)(d)	GBP	2,200,000	3,372,383
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	2,600,000	3,418,347
			8,465,217

TOTAL FINANCIALS			152,257,895

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)		6,875,000	2,963,811
7.5% (Reg. S) (c)		100,000	43,110
			3,006,921
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (c)		2,410,000	1,658,830
TOTAL PREFERRED SECURITIES
(Cost $154,214,292)			164,970,363
		Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (u)
(Cost $958,169,986)		958,058,657	958,250,269

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.500%	9/20/17	EUR 19,150,000	$48,474
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.625%	12/20/17	EUR 38,300,000	438,152

TOTAL PUT OPTIONS			486,626

TOTAL PURCHASED SWAPTIONS
(Cost $552,575)			486,626
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $30,690,729,972)			31,266,382,976
NET OTHER ASSETS (LIABILITIES) - (1.9)%			(579,568,269)
NET ASSETS - 100%			$30,686,814,707

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 9/1/47	$(6,400,000)	$(6,473,368)
3% 9/1/47	(17,000,000)	(17,194,883)
3.5% 9/1/47	(35,300,000)	(36,573,395)
3.5% 9/1/47	(35,300,000)	(36,573,395)
3.5% 9/1/47	(108,400,000)	(112,310,367)

TOTAL FANNIE MAE		(209,125,408)

Ginnie Mae
3.5% 9/1/47	(23,000,000)	(23,983,137)
TOTAL TBA SALE COMMITMENTS
(Proceeds $232,422,180)		$(233,108,545)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	Sept. 2017	$2,965,845	$(53,594)	$(53,594)
Eurex Euro-Bund Contracts (Germany)	7	Sept. 2017	1,375,636	26,334	26,334
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	16	Sept. 2017	3,206,406	20,949	20,949
TSE 10 Year Japanese Government Bond Index Contracts (Japan)	3	Sept. 2017	4,123,891	16,643	16,643
TOTAL BOND INDEX CONTRACTS					10,332
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	149	Dec. 2017	18,920,672	50,906	50,906
CBOT 2-Year U.S. Treasury Note Contracts (United States)	195	Dec. 2017	42,180,938	917	917
CBOT 5-Year U.S. Treasury Note Contracts (United States)	223	Dec. 2017	26,425,500	34,070	34,070
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	Dec. 2017	3,590,156	33,913	33,913
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	32	Dec. 2017	4,369,000	29,433	29,433
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	Dec. 2017	9,467,500	51,955	51,955
TME 10 Year Canadian Note Contracts (Canada)	67	Dec. 2017	7,417,618	14,839	14,839
TOTAL TREASURY CONTRACTS					216,033

TOTAL PURCHASED					226,365

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	330	Sept. 2017	52,303,849	(216,345)	(216,345)
ICE Long Gilt Contracts (United Kingdom)	39	Dec. 2017	6,419,854	21,125	21,125
ICE Medium Gilt Contracts (United Kingdom)	100	Dec. 2017	14,901,684	(10,437)	(10,437)
TOTAL BOND INDEX CONTRACTS					(205,657)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,026	Dec. 2017	130,285,969	(434,167)	(434,167)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	463	Dec. 2017	100,152,688	(29,840)	(29,840)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	58	Dec. 2017	9,053,438	(67,640)	(67,640)
TOTAL TREASURY CONTRACTS					(531,647)

TOTAL SOLD					(737,304)

TOTAL FUTURES CONTRACTS					$(510,939)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	322,000	USD	380,259	Goldman Sachs Bank USA	11/17/17	$4,578
USD	111,062	AUD	140,000	Brown Brothers Harriman & Co.	11/17/17	(128)
USD	554,859	EUR	468,000	Barclays Bank PLC	11/17/17	(4,470)
USD	163,960,699	EUR	138,128,000	Brown Brothers Harriman & Co.	11/17/17	(1,122,497)
USD	1,739,006	EUR	1,472,000	Goldman Sachs Bank USA	11/17/17	(20,250)
USD	744,846	EUR	625,000	Goldman Sachs Bank USA	11/17/17	(2,120)
USD	72,507,302	GBP	56,030,000	Brown Brothers Harriman & Co.	11/17/17	(121,893)
USD	408,009	GBP	316,000	State Street Bank And Trust Co.	11/17/17	(1,608)
USD	36,486	JPY	3,950,000	Goldman Sachs Bank USA	11/17/17	432
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,267,956)
					Unrealized Appreciation	5,010
					Unrealized Depreciation	(1,272,966)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(121,970)	$0	$(121,970)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(90,900)	89,448	(1,452)
Assicurazioni Generali SpA		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,800,000	55,218	(132,242)	(77,024)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,150,000	(149,507)	153,099	3,592
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 3,550,000	(905,381)	836,474	(68,907)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(107,365)	109,836	2,471
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(48,013)	3,851	(44,162)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,600,000	(68,398)	(120,495)	(188,893)
Santander Central Hispano Issuances Ltd		Dec. 2021	Citibank, N.A.	(1%)	Quarterly	EUR 1,750,000	24,185	(126,437)	(102,252)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(31,018)	(122,820)	(153,838)
TOTAL BUY PROTECTION							(1,443,149)	690,714	(752,435)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	264,036	0	264,036
Intesa Sanpaolo SpA	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(131,473)	184,686	53,213
TOTAL SELL PROTECTION							132,563	184,686	317,249

TOTAL CREDIT DEFAULT SWAPS							$(1,310,586)	$875,400	$(435,186)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2027	$17,100,000	$(165,261)	$0	$(165,261)
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2047	3,100,000	(39,965)	0	(39,965)

TOTAL INTEREST RATE SWAPS							$(205,226)	$0	$(205,226)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,666,116,467 or 8.7% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 instrument

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,460,675.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,811,591.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,644,604.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $139,528.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $315,882 and $318,646, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,039,538
Total	$8,039,538

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$849,484	$849,484	$--	$--
Energy	8,334,988	4,275,719	4,059,269	--
Financials	1,702,742	1,702,742	--	--
Materials	2,844,526	2,844,526	--	--
Real Estate	7,253,498	6,752,577	500,921	--
Telecommunication Services	295,889	261,289	--	34,600
Corporate Bonds	9,977,418,532	--	9,976,075,513	1,343,019
U.S. Government and Government Agency Obligations	11,495,919,370	--	11,495,919,370	--
U.S. Government Agency - Mortgage Securities	4,821,512,740	--	4,821,512,740	--
Asset-Backed Securities	325,779,420	--	300,961,126	24,818,294
Collateralized Mortgage Obligations	690,995,172	--	690,995,172	--
Commercial Mortgage Securities	506,587,713	--	505,597,133	990,580
Municipal Securities	417,118,600	--	417,118,600	--
Foreign Government and Government Agency Obligations	244,549,640	--	237,028,331	7,521,309
Bank Loan Obligations	1,472,187,211	--	1,466,508,354	5,678,857
Sovereign Loan Participations	1,123,471	--	--	1,123,471
Bank Notes	168,202,722	--	168,202,722	--
Preferred Securities	164,970,363	--	164,970,363	--
Money Market Funds	958,250,269	958,250,269	--	--
Purchased Swaptions	486,626	--	486,626	--
Total Investments in Securities:	$31,266,382,976	$974,936,606	$30,249,936,240	$41,510,130
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$5,010	$--	$5,010	$--
Futures Contracts	301,084	301,084	--	--
Swaps	343,439	--	343,439	--
Total Assets	$649,533	$301,084	$348,449	$--
Liabilities
Forward Foreign Currency Contracts	$(1,272,966)	$--	$(1,272,966)	$--
Futures Contracts	(812,023)	(812,023)	--	--
Swaps	(1,859,251)	--	(1,859,251)	--
Total Liabilities	$(3,944,240)	$(812,023)	$(3,132,217)	$--
Total Derivative Instruments:	$(3,294,707)	$(510,939)	$(2,783,768)	$--
Other Financial Instruments:
TBA Sale Commitments	$(233,108,545)	$--	$(233,108,545)	$--
Total Other Financial Instruments:	$(233,108,545)	$--	$(233,108,545)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$486,626	$0
Swaps(b)	343,439	(1,654,025)
Total Credit Risk	830,065	(1,654,025)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	5,010	(1,272,966)
Total Foreign Exchange Risk	5,010	(1,272,966)
Interest Rate Risk
Futures Contracts(d)	301,084	(812,023)
Swaps(b)	0	(205,226)
Total Interest Rate Risk	301,084	(1,017,249)
Total Value of Derivatives	$1,136,159	$(3,944,240)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Mexico	2.2%
United Kingdom	1.9%
Netherlands	1.8%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,732,559,986)	$30,308,132,707
Fidelity Central Funds (cost $958,169,986)	958,250,269
Total Investment in Securities (cost $30,690,729,972)		$31,266,382,976
Cash		2,961,260
Foreign currency held at value (cost $744,842)		749,017
Receivable for investments sold		756,683,712
Receivable for TBA sale commitments		232,422,180
Unrealized appreciation on forward foreign currency contracts		5,010
Receivable for fund shares sold		34,259,345
Dividends receivable		29,855
Interest receivable		200,080,849
Distributions receivable from Fidelity Central Funds		712,292
Bi-lateral OTC swaps, at value		79,403
Other receivables		174,280
Total assets		32,494,540,179
Liabilities
Payable for investments purchased
Regular delivery	$858,334,102
Delayed delivery	678,613,271
TBA sale commitments, at value	233,108,545
Unrealized depreciation on forward foreign currency contracts	1,272,966
Payable for fund shares redeemed	19,852,546
Distributions payable	2,981,531
Bi-lateral OTC swaps, at value	1,532,055
Accrued management fee	7,741,068
Distribution and service plan fees payable	322,254
Payable for daily variation margin on futures contracts	76,786
Payable for daily variation margin on centrally cleared OTC swaps	52,183
Other affiliated payables	3,669,020
Other payables and accrued expenses	169,145
Total liabilities		1,807,725,472
Net Assets		$30,686,814,707
Net Assets consist of:
Paid in capital		$30,051,708,899
Undistributed net investment income		75,408,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,978,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		572,675,799
Net Assets		$30,686,814,707
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($521,556,531 ÷ 48,436,750 shares)		$10.77
Maximum offering price per share (100/96.00 of $10.77)		$11.22
Class M:
Net Asset Value and redemption price per share ($287,111,214 ÷ 26,710,885 shares)		$10.75
Maximum offering price per share (100/96.00 of $10.75)		$11.20
Class C:
Net Asset Value and offering price per share ($190,272,706 ÷ 17,664,771 shares)(a)		$10.77
Total Bond:
Net Asset Value, offering price and redemption price per share ($23,732,155,846 ÷ 2,204,851,985 shares)		$10.76
Class I:
Net Asset Value, offering price and redemption price per share ($4,481,724,927 ÷ 417,020,311 shares)		$10.75
Class Z:
Net Asset Value, offering price and redemption price per share ($1,473,993,483 ÷ 137,143,400 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$13,698,805
Interest		883,295,281
Income from Fidelity Central Funds		8,039,538
Total income		905,033,624
Expenses
Management fee	$85,064,637
Transfer agent fees	28,873,471
Distribution and service plan fees	4,485,429
Fund wide operations fee	11,243,438
Independent trustees' fees and expenses	106,598
Legal	328
Miscellaneous	87,092
Total expenses before reductions	129,860,993
Expense reductions	(130,904)	129,730,089
Net investment income (loss)		775,303,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,962,512
Fidelity Central Funds	238,489
Forward foreign currency contracts	(3,031,949)
Foreign currency transactions	(1,234,691)
Futures contracts	1,594,426
Swaps	1,651,830
Total net realized gain (loss)		36,180,617
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(183,867,410)
Fidelity Central Funds	80,283
Forward foreign currency contracts	(2,063,717)
Assets and liabilities in foreign currencies	186,262
Futures contracts	(1,058,889)
Swaps	339,492
Delayed delivery commitments	(661,826)
Total change in net unrealized appreciation (depreciation)		(187,045,805)
Net gain (loss)		(150,865,188)
Net increase (decrease) in net assets resulting from operations		$624,438,347

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$775,303,535	$735,703,076
Net realized gain (loss)	36,180,617	29,226,743
Change in net unrealized appreciation (depreciation)	(187,045,805)	815,523,532
Net increase (decrease) in net assets resulting from operations	624,438,347	1,580,453,351
Distributions to shareholders from net investment income	(739,976,289)	(690,311,363)
Distributions to shareholders from net realized gain	(67,918,257)	(113,897,060)
Total distributions	(807,894,546)	(804,208,423)
Share transactions - net increase (decrease)	5,166,571,919	4,657,836,676
Total increase (decrease) in net assets	4,983,115,720	5,434,081,604
Net Assets
Beginning of period	25,703,698,987	20,269,617,383
End of period	$30,686,814,707	$25,703,698,987
Other Information
Undistributed net investment income end of period	$75,408,591	$61,951,817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.272	.312	.287	.292	.263
Net realized and unrealized gain (loss)	(.086)	.377	(.224)	.382	(.468)
Total from investment operations	.186	.689	.063	.674	(.205)
Distributions from net investment income	(.258)	(.290)	(.270)	(.275)	(.250)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.286)	(.349)	(.303)	(.384)	(.605)
Net asset value, end of period	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C	1.77%	6.71%	.58%	6.56%	(1.94)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.76%	.79%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76%	.79%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.79%
Net investment income (loss)	2.53%	2.95%	2.69%	2.76%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$521,557	$1,233,806	$852,243	$639,235	$517,259
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.28
Income from Investment Operations
Net investment income (loss)A	.267	.309	.285	.290	.265
Net realized and unrealized gain (loss)	(.083)	.378	(.234)	.392	(.477)
Total from investment operations	.184	.687	.051	.682	(.212)
Distributions from net investment income	(.256)	(.288)	(.268)	(.273)	(.253)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.284)	(.347)	(.301)	(.382)	(.608)
Net asset value, end of period	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB,C	1.76%	6.71%	.47%	6.65%	(2.01)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.77%	.78%	.76%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.78%	.76%
Expenses net of all reductions	.76%	.77%	.77%	.78%	.76%
Net investment income (loss)	2.53%	2.94%	2.67%	2.74%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$287,111	$155,518	$101,673	$57,972	$52,848
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.53	$10.77	$10.48	$11.29
Income from Investment Operations
Net investment income (loss)A	.188	.231	.205	.211	.185
Net realized and unrealized gain (loss)	(.084)	.378	(.225)	.382	(.469)
Total from investment operations	.104	.609	(.020)	.593	(.284)
Distributions from net investment income	(.176)	(.210)	(.187)	(.194)	(.171)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.204)	(.269)	(.220)	(.303)	(.526)
Net asset value, end of period	$10.77	$10.87	$10.53	$10.77	$10.48
Total ReturnB,C	.99%	5.90%	(.20)%	5.75%	(2.65)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.51%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.53%	1.51%
Net investment income (loss)	1.77%	2.19%	1.92%	1.99%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$190,273	$186,380	$139,264	$83,818	$79,711
Portfolio turnover rateF	137%	134%	140%G	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.53	$10.77	$10.47	$11.29
Income from Investment Operations
Net investment income (loss)A	.302	.343	.320	.326	.300
Net realized and unrealized gain (loss)	(.085)	.368	(.224)	.392	(.478)
Total from investment operations	.217	.711	.096	.718	(.178)
Distributions from net investment income	(.289)	(.322)	(.303)	(.309)	(.287)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.317)	(.381)	(.336)	(.418)	(.642)
Net asset value, end of period	$10.76	$10.86	$10.53	$10.77	$10.47
Total ReturnB	2.07%	6.94%	.88%	7.00%	(1.70)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84%	3.25%	2.99%	3.07%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,732,156	$20,469,677	$17,359,294	$14,547,801	$11,526,014
Portfolio turnover rateE	137%	134%	140%F	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.76	$10.46	$11.27
Income from Investment Operations
Net investment income (loss)A	.295	.337	.313	.319	.295
Net realized and unrealized gain (loss)	(.083)	.378	(.233)	.393	(.469)
Total from investment operations	.212	.715	.080	.712	(.174)
Distributions from net investment income	(.284)	(.316)	(.297)	(.303)	(.281)
Distributions from net realized gain	(.028)	(.059)	(.033)	(.109)	(.355)
Total distributions	(.312)	(.375)	(.330)	(.412)	(.636)
Net asset value, end of period	$10.75	$10.85	$10.51	$10.76	$10.46
Total ReturnB	2.02%	6.99%	.73%	6.95%	(1.67)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.79%	3.20%	2.94%	3.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,481,725	$2,846,878	$1,266,870	$573,410	$244,911
Portfolio turnover rateE	137%	134%	140%F	108%	201%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

Years ended August 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.310	.352	.234
Net realized and unrealized gain (loss)	(.083)	.378	(.167)
Total from investment operations	.227	.730	.067
Distributions from net investment income	(.299)	(.331)	(.217)
Distributions from net realized gain	(.028)	(.059)	–
Total distributions	(.327)	(.390)	(.217)
Net asset value, end of period	$10.75	$10.85	$10.51
Total ReturnC,D	2.16%	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%	.36%G
Expenses net of all reductions	.36%	.36%	.36%G
Net investment income (loss)	2.93%	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,473,993	$811,440	$546,968
Portfolio turnover rateH	137%	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, certain conversion ratio adjustments, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$793,080,160
Gross unrealized depreciation	(188,993,869)
Net unrealized appreciation (depreciation)	$604,086,291
Tax Cost	$30,659,936,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,121,732
Undistributed long-term capital gain	$68,811,082
Net unrealized appreciation (depreciation) on securities and other investments	$583,387,936

The Fund intends to elect to defer to its next fiscal year $49,045,791 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$773,871,373	$ 736,642,371
Long-term Capital Gains	34,023,173	67,566,052
Total	$807,894,546	$ 804,208,423

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(2,893,722)	$304,630
Swaps	815,808	(96,974)
Total Credit Risk	(2,077,914)	207,656
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,031,949)	(2,063,717)
Interest Rate Risk
Futures Contracts	1,594,426	(1,058,889)
Swaps	836,022	436,466
Total Interest Rate Risk	2,430,448	(622,423)
Totals	$(2,679,415)	$(2,478,484)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,453,589,602 and $5,564,261,911, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,187,833	$45,734
Class M	-%	.25%	459,616	–
Class C	.75%	.25%	1,837,980	439,039
			$4,485,429	$484,773

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$82,367
Class M	12,239
Class C(a)	40,478
$135,084

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,330,914.15
Class M	293,015.16
Class C	307,738.17
Total Bond	21,619,174.10
Class I	5,206,681.15
Class Z	115,949.01
	$28,873,471

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,916.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $87,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,309,950.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $130,904.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$21,656,972	$31,727,561
Class M	4,370,911	3,400,558
Class B	–	52,324
Class C	3,033,896	3,143,821
Total Bond	586,137,135	559,720,907
Class I	93,037,515	70,886,754
Class Z	31,739,860	21,379,438
Total	$739,976,289	$690,311,363
From net realized gain
Class A	$3,152,995	$5,050,640
Class M	416,240	600,521
Class B	–	17,887
Class C	491,517	809,224
Total Bond	54,284,285	97,033,225
Class I	7,617,861	7,167,426
Class Z	1,955,359	3,218,137
Total	$67,918,257	$113,897,060

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	35,580,281	79,582,385	$378,631,170	$836,125,573
Reinvestment of distributions	2,271,068	3,397,092	24,175,284	35,693,646
Shares redeemed	(102,937,028)	(50,390,515)	(1,089,228,226)	(531,503,136)
Net increase (decrease)	(65,085,679)	32,588,962	$(686,421,772)	$340,316,083
Class M
Shares sold	17,161,400	7,797,143	$182,620,103	$81,948,331
Reinvestment of distributions	442,288	371,455	4,706,740	3,901,602
Shares redeemed	(5,227,159)	(3,506,111)	(55,482,738)	(36,795,670)
Net increase (decrease)	12,376,529	4,662,487	$131,844,105	$49,054,263
Class B
Shares sold	–	52,386	$–	$545,030
Reinvestment of distributions	–	5,304	–	55,384
Shares redeemed	–	(371,399)	–	(3,942,186)
Net increase (decrease)	–	(313,709)	$–	$(3,341,772)
Class C
Shares sold	5,742,872	7,989,480	$61,343,735	$84,112,756
Reinvestment of distributions	311,520	338,212	3,319,847	3,555,483
Shares redeemed	(5,532,987)	(4,407,873)	(58,835,524)	(46,363,403)
Net increase (decrease)	521,405	3,919,819	$5,828,058	$41,304,836
Total Bond
Shares sold	715,776,478	564,396,562	$7,613,246,265	$5,943,329,183
Reinvestment of distributions	57,507,306	59,893,089	612,532,396	629,464,263
Shares redeemed	(452,613,004)	(389,085,832)	(4,806,739,429)	(4,072,787,679)
Net increase (decrease)	320,670,780	235,203,819	$3,419,039,232	$2,500,005,767
Class I
Shares sold	245,139,592	202,861,513	$2,596,745,220	$2,130,458,698
Reinvestment of distributions	8,911,840	7,026,236	94,805,632	73,778,315
Shares redeemed	(99,475,433)	(67,965,246)	(1,055,508,510)	(713,298,115)
Net increase (decrease)	154,575,999	141,922,503	$1,636,042,342	$1,490,938,898
Class Z
Shares sold	155,922,153	31,568,440	$1,656,237,293	$331,880,727
Reinvestment of distributions	2,946,230	2,342,277	31,368,596	24,597,125
Shares redeemed	(96,526,329)	(11,141,442)	(1,027,365,935)	(116,919,251)
Net increase (decrease)	62,342,054	22,769,275	$660,239,954	$239,558,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 246 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.74%
Actual		$1,000.00	$1,025.70	$3.78
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.75%
Actual		$1,000.00	$1,025.60	$3.83
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.50%
Actual		$1,000.00	$1,021.70	$7.64
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Total Bond	.45%
Actual		$1,000.00	$1,027.20	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.49%
Actual		$1,000.00	$1,026.90	$2.50
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Class Z	.36%
Actual		$1,000.00	$1,027.60	$1.84
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/16/17	10/13/17	$0.025
Class M	10/16/17	10/13/17	$0.025
Class C	10/16/17	10/13/17	$0.025
Total Bond Fund	10/16/17	10/13/17	$0.025
Class I	10/16/17	10/13/17	$0.025
Class Z	10/16/17	10/13/17	$0.025

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $96,299,631, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $425,514,865 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBD-ANN-1017
1.789692.115

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Core Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Core Bond Fund	$70,000	$2,900	$3,500	$1,500
Fidelity Government Income Fund	$79,000	$7,500	$5,100	$3,700
Fidelity Intermediate Government Income Fund	$78,000	$7,400	$3,500	$3,600
Fidelity Total Bond Fund	$186,000	$17,300	$8,300	$8,400

August 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$80,000	$7,500	$5,100	$3,700
Fidelity Intermediate Government Income Fund	$78,000	$6,400	$3,500	$3,200
Fidelity Total Bond Fund	$185,000	$19,400	$10,600	$9,200
Fidelity Flex Core Bond Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Flex Core Bond Fund commenced operations on March 7, 2017

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$67,000	$-	$6,100	$500

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Total Bond K6 Fund commenced operations on May 25, 2017.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A,B	August 31, 2016A,B,C
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Core Bond Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

Services Billed by Deloitte Entities

	August 31, 2017A,B	August 31, 2016 A,B
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Total Bond K6 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2017A,B,C	August 31, 2016A,B,C,D
PwC	$13,040,00	$6,595,000
Deloitte Entities	$370,000	$65,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Core Bond Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity Total Bond K6 Fund’s commencement of operations.

D Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017